UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2011
Date of reporting period:	March 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS - 53.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.07%			Banks (continued)
Interpublic Group of Cos Inc	898 $	11	BB&T Corp	319 $	9
Omnicom Group Inc	441	22	BNP Paribas	417	30
Publicis Groupe SA	166	9	BOC Hong Kong Holdings Ltd	10,000	33
	$ 42		Capital One Financial Corp	910	47
Aerospace & Defense - 1.03%			Citigroup Inc (a)	56,424	249
Alliant Techsystems Inc	412	29	Commerzbank AG (a)	474	4
BAE Systems PLC	2,832	15	Credit Agricole SA	329	5
Boeing Co/The	1,357	100	Credit Suisse Group AG	1,188	50
Cobham PLC	992	4	Danske Bank A/S (a)	371	8
Embraer SA	400	3	Deutsche Bank AG	918	54
European Aeronautic Defence and Space Co NV	270	8	DnB NOR ASA	213	3
Finmeccanica SpA	345	4	Erste Group Bank AG	126	6
General Dynamics Corp	508	39	Fifth Third Bancorp	187	3
L-3 Communications Holdings Inc	181	14	First Republic Bank/San Francisco CA (a)	3,120	96
Lockheed Martin Corp	362	29	Goldman Sachs Group Inc/The	2,204	349
Northrop Grumman Corp	362	23	Hang Seng Bank Ltd	3,200	52
Raytheon Co	1,502	76	HSBC Holdings PLC	25,569	263
Rolls-Royce Group PLC (a)	2,492	25	Huntington Bancshares Inc/OH	400	3
Safran SA	302	11	Intesa Sanpaolo SpA	8,942	26
Thales SA	120	5	Itau Unibanco Holding SA	1,374	33
United Technologies Corp	3,088	261	JP Morgan Chase & Co	9,058	418
	$ 646		Julius Baer Group Ltd	178	8
Agriculture - 0.90%			KBC Groep NV	170	6
Altria Group Inc	1,385	36	KeyCorp	569	5
British American Tobacco PLC	1,741	70	Lloyds Banking Group PLC (a)	32,004	30
Imperial Tobacco Group PLC	867	27	M&T Bank Corp	32	3
Lorillard Inc	49	5	Marshall & Ilsley Corp	63	—
Philip Morris International Inc	6,048	397	National Bank of Greece SA (a)	432	4
Reynolds American Inc	609	21	Nordea Bank AB	2,439	27
Swedish Match AB	262	9	Northern Trust Corp	231	12
	$ 565		PNC Financial Services Group Inc	224	14
Airlines - 0.01%			Regions Financial Corp	5,396	39
Southwest Airlines Co	255	3	Royal Bank of Scotland Group PLC (a)	6,674	4
			Skandinaviska Enskilda Banken AB	459	4
Apparel - 0.24%			Societe Generale	396	26
Adidas AG	190	12	Standard Chartered PLC	1,894	49
Christian Dior SA	70	10	State Street Corp	4,266	192
Coach Inc	308	16	SunTrust Banks Inc	1,544	45
Hermes International	38	8	Svenska Handelsbanken AB	491	16
Nike Inc	361	27	Swedbank AB	386	7
Polo Ralph Lauren Corp	27	3	UBS AG (a)	2,605	47
VF Corp	725	72	UniCredit SpA	17,747	44
	$ 148		US Bancorp	920	24
Automobile Manufacturers - 0.60%			Wells Fargo & Co	11,407	362
Bayerische Motoren Werke AG	257	22		$ 3,203
Daimler AG	639	45	Beverages - 1.20%
Fiat Industrial SpA (a)	547	8	Anheuser-Busch InBev NV	412	24
Fiat SpA	547	5	Brown-Forman Corp	127	9
Ford Motor Co (a)	13,806	206	Cia de Bebidas das Americas	900	25
PACCAR Inc	323	17	Coca-Cola Co/The	3,733	248
Peugeot SA	59	2	Coca-Cola Enterprises Inc	635	17
Renault SA	304	17	Constellation Brands Inc (a)	101	2
Scania AB	400	9	Diageo PLC	2,324	44
Volkswagen AG	63	10	Heineken NV	367	20
Volkswagen AG - PREF	27	4	Molson Coors Brewing Co	91	4
Volvo AB - B Shares	1,931	34	PepsiCo Inc	4,786	308
	$ 379		Pernod-Ricard SA	181	17
Automobile Parts & Equipment - 0.17%			SABMiller PLC	941	33
Cie Generale des Etablissements Michelin	205	17		$ 751
Johnson Controls Inc	2,205	92	Biotechnology - 0.53%
			Amgen Inc (a)	2,517	135
	$ 109		Biogen Idec Inc (a)	1,170	86
Banks - 5.11%			Genzyme Corp (a)	117	9
Banco Bilbao Vizcaya Argentaria SA	2,893	35	Gilead Sciences Inc (a)	1,398	59
Banco Bradesco SA	1,044	21	Human Genome Sciences Inc (a)	300	8
Banco do Brasil SA	400	7	Life Technologies Corp (a)	391	20
Banco Santander Brasil SA/Brazil	500	6	Novozymes A/S	41	6
Banco Santander SA	5,650	66	Vertex Pharmaceuticals Inc (a)	200	10
Bank of America Corp	19,588	261
Bank of East Asia Ltd	4,200	18		$ 333
Bank of New York Mellon Corp/The	2,670	80	Building Materials - 0.03%
			Cie de St-Gobain	94	6

See accompanying notes

1

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Building Materials (continued)			Consumer Products - 0.26%
Geberit AG	45 $	10	Avery Dennison Corp	178 $	7
Lafarge SA	82	5	Clorox Co	707	50
	$ 21		Henkel AG & Co KGaA	126	7
Chemicals - 1.28%			Henkel AG & Co KGaA - PREF	153	9
Air Liquide SA	234	31	Kimberly-Clark Corp	1,108	72
Air Products & Chemicals Inc	247	22	Reckitt Benckiser Group PLC	341	18
Airgas Inc	127	8		$ 163
Akzo Nobel NV	95	7	Cosmetics & Personal Care - 0.72%
BASF SE	1,132	98	Avon Products Inc	318	8
Bayer AG	1,543	120	Beiersdorf AG	84	5
CF Industries Holdings Inc	431	59	Colgate-Palmolive Co	432	35
Dow Chemical Co/The	563	21	L'Oreal SA	135	16
Ecolab Inc	391	20	Natura Cosmeticos SA	100	3
EI du Pont de Nemours & Co	2,519	138	Procter & Gamble Co	6,269	386
FMC Corp	196	17		$ 453
Givaudan SA (a)	8	8	Distribution & Wholesale - 0.18%
International Flavors & Fragrances Inc	127	8	Genuine Parts Co	1,348	72
K+S AG	126	10	Li & Fung Ltd	6,000	31
Koninklijke DSM NV	426	26	Wolseley PLC (a)	328	11
Lanxess AG	79	6		$ 114
Linde AG	141	22	Diversified Financial Services - 0.57%
Monsanto Co	705	51	American Express Co	973	44
PPG Industries Inc	233	22	BM&FBovespa SA	1,000	7
Praxair Inc	587	60	Charles Schwab Corp/The	456	8
Sherwin-Williams Co/The	26	2	CME Group Inc	110	33
Sigma-Aldrich Corp	127	8	Deutsche Boerse AG	142	11
Solvay SA	16	2	Discover Financial Services	1,284	31
Syngenta AG	74	24	E*Trade Financial Corp (a)	72	1
Ultrapar Participacoes SA	300	5	Federated Investors Inc	182	5
Yara International ASA	154	8	Franklin Resources Inc	788	99
	$ 803		Hong Kong Exchanges and Clearing Ltd	2,700	59
Coal - 0.34%			Janus Capital Group Inc	274	3
Consol Energy Inc	454	24	Legg Mason Inc	386	14
Peabody Energy Corp	2,669	192	NASDAQ OMX Group Inc/The (a)	339	9
	$ 216		NYSE Euronext	490	17
Commercial Services - 0.45%			Redecard SA	200	3
Aggreko PLC	616	16	SLM Corp	1,031	16
Automatic Data Processing Inc	1,733	89		$ 360
Bunzl PLC	394	5	Electric - 1.63%
Capita Group PLC/The	999	12	AES Corp/The (a)	1,195	16
CCR SA	200	6	Ameren Corp	747	21
Cielo SA	400	3	American Electric Power Co Inc	747	26
Edenred (a)	456	14	Centrais Eletricas Brasileiras SA	645	12
Equifax Inc	178	7	CLP Holdings Ltd	5,000	40
Experian PLC	1,136	14	Consolidated Edison Inc	323	16
G4S PLC	2,842	12	Constellation Energy Group Inc	1,514	47
Iron Mountain Inc	298	9	Dominion Resources Inc/VA	1,025	46
Moody's Corp	234	8	DTE Energy Co	323	16
Paychex Inc	484	15	Duke Energy Corp	2,140	39
Robert Half International Inc	235	7	E.ON AG	2,389	73
RR Donnelley & Sons Co	699	13	EDF SA	307	13
SGS SA	12	21	Edison International	622	23
Sodexo	105	8	EDP - Energias de Portugal SA	1,821	7
Western Union Co/The	1,219	25	Enel SpA	4,046	25
	$ 284		Entergy Corp	323	22
Computers - 2.78%			Exelon Corp	598	25
Apple Inc (a)	1,402	489	FirstEnergy Corp	771	29
Atos Origin SA (a)	63	4	Fortum OYJ	174	6
Cap Gemini SA	264	15	GDF Suez	983	40
Computer Sciences Corp	958	47	Iberdrola SA	3,218	28
Dell Inc (a)	2,995	43	Integrys Energy Group Inc	990	50
EMC Corp/Massachusetts (a)	3,196	85	International Power PLC	1,476	7
Hewlett-Packard Co	3,837	157	NextEra Energy Inc	747	41
IBM Corp	3,476	567	Northeast Utilities	598	21
Indra Sistemas SA	79	2	NRG Energy Inc (a)	2,520	54
Lexmark International Inc (a)	176	7	Pepco Holdings Inc	74	1
Logitech International SA (a)	231	4	PG&E Corp	622	27
NetApp Inc (a)	591	28	Pinnacle West Capital Corp	49	2
SanDisk Corp (a)	4,239	195	Power Assets Holdings Ltd	4,000	27
Western Digital Corp (a)	2,663	99	PPL Corp	622	16
	$ 1,742		Progress Energy Inc	598	28

See accompanying notes

2

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Food (continued)
Public Service Enterprise Group Inc	771 $	24	Sysco Corp	900 $	25
Red Electrica Corporacion SA	246	14	Tesco PLC	7,970	49
RWE AG	416	27	Tyson Foods Inc	177	3
SCANA Corp	49	2	Unilever NV	1,302	41
Scottish & Southern Energy PLC	935	19	Unilever PLC	1,068	33
Southern Co	1,576	60	Whole Foods Market Inc	635	42
Verbund AG	110	5	WM Morrison Supermarkets PLC	2,530	11
Wisconsin Energy Corp	304	9		$ 873
Xcel Energy Inc	747	18	Food Service - 0.02%
	$ 1,022		Compass Group PLC	1,645	15
Electrical Components & Equipment - 0.40%
Emerson Electric Co	3,871	226	Forest Products & Paper - 0.13%
Gamesa Corp Tecnologica SA (a)	232	2	International Paper Co	211	7
Molex Inc	189	5	MeadWestvaco Corp	2,066	63
Schneider Electric SA	20	4	Stora Enso OYJ	107	1
Vestas Wind Systems A/S (a)	323	14	Svenska Cellulosa AB	200	3
	$ 251		UPM-Kymmene OYJ	480	10
Electronics - 0.24%				$ 84
Agilent Technologies Inc (a)	295	13	Gas - 0.30%
Amphenol Corp	310	17	CenterPoint Energy Inc	3,009	53
Arrow Electronics Inc (a)	1,236	52	Centrica PLC	3,868	20
Jabil Circuit Inc	351	7	Gas Natural SDG SA	296	6
Koninklijke Philips Electronics NV	122	4	Hong Kong & China Gas Co Ltd	10,000	24
Thermo Fisher Scientific Inc (a)	1,023	57	National Grid PLC	1,815	17
	$ 150		NiSource Inc	2,016	39
Energy - Alternate Sources - 0.00%			Sempra Energy	448	24
First Solar Inc (a)	13	2	Snam Rete Gas SpA	1,089	6
				$ 189
Engineering & Construction - 0.27%			Hand & Machine Tools - 0.07%
ABB Ltd (a)	2,486	60	Sandvik AB	1,321	25
Acciona SA	36	4	Schindler Holding AG - PC	80	9
ACS Actividades de Construccion y Servicios SA	209	10	Stanley Black & Decker Inc	116	9
Balfour Beatty PLC	729	4		$ 43
Bouygues SA	84	4	Healthcare - Products - 1.64%
Ferrovial SA	958	12	Alcon Inc	100	17
Jacobs Engineering Group Inc (a)	200	10	Baxter International Inc	1,806	97
Koninklijke Boskalis Westminster NV	77	4	Becton Dickinson and Co	649	52
Skanska AB	111	2	Boston Scientific Corp (a)	4,619	33
URS Corp (a)	1,031	48	CareFusion Corp (a)	336	9
Vinci SA	133	8	Cie Generale d'Optique Essilor International SA	219	16
	$ 166		Covidien PLC	400	21
Entertainment - 0.00%			CR Bard Inc	254	25
Ladbrokes PLC	1,051	2	DENTSPLY International Inc	200	7
			Fresenius SE & Co KGaA	109	10
Environmental Control - 0.12%			Hospira Inc (a)	300	17
Republic Services Inc	649	20	Intuitive Surgical Inc (a)	78	26
Stericycle Inc (a)	91	8	Johnson & Johnson	5,592	331
Waste Management Inc	1,184	44	Medtronic Inc	3,089	122
	$ 72		Nobel Biocare Holding AG	135	3
Food - 1.39%			Patterson Cos Inc	254	8
BRF - Brasil Foods SA	400	8	Smith & Nephew PLC	1,226	14
Campbell Soup Co	65	2	Sonova Holding AG	65	6
Carrefour SA	463	21	St Jude Medical Inc	998	51
ConAgra Foods Inc	2,968	71	Stryker Corp	1,299	79
Danone	385	25	Synthes Inc	83	11
Delhaize Group SA	96	8	Varian Medical Systems Inc (a)	381	26
General Mills Inc	915	33	Zimmer Holdings Inc (a)	799	48
HJ Heinz Co	623	30		$ 1,029
J Sainsbury PLC	1,066	6	Healthcare - Services - 0.75%
JM Smucker Co/The	509	36	Aetna Inc	574	21
Kellogg Co	441	24	CIGNA Corp	849	38
Koninklijke Ahold NV	1,195	16	Community Health Systems Inc (a)	200	8
Kraft Foods Inc	1,525	48	Coventry Health Care Inc (a)	1,967	63
Kroger Co/The	1,600	38	DaVita Inc (a)	254	22
Nestle SA	3,009	172	Fresenius Medical Care AG & Co KGaA	201	13
Orkla ASA	216	2	Humana Inc (a)	1,028	72
Ralcorp Holdings Inc (a)	771	53	Laboratory Corp of America Holdings (a)	381	35
Safeway Inc	1,100	26	Quest Diagnostics Inc	254	15
Sara Lee Corp	166	3	Tenet Healthcare Corp (a)	2,625	20
Smithfield Foods Inc (a)	1,751	42	UnitedHealth Group Inc	1,595	72
SUPERVALU Inc	600	5	Universal Health Services Inc	855	42

See accompanying notes

3

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Iron & Steel - 0.24%
WellPoint Inc	692 $	48	Allegheny Technologies Inc	33 $	2
	$ 469		APERAM	39	2
Holding Companies - Diversified - 0.34%			ArcelorMittal	796	29
GEA Group AG	214	7	Cia Siderurgica Nacional SA	300	5
Groupe Bruxelles Lambert SA	197	19	Cliffs Natural Resources Inc	391	38
Hutchison Whampoa Ltd	6,000	71	Metalurgica Gerdau SA	136	2
Itausa - Investimentos Itau SA	1,644	13	Nucor Corp	157	7
LVMH Moet Hennessy Louis Vuitton SA	324	51	Salzgitter AG	14	1
Swire Pacific Ltd	2,000	29	Steel Dynamics Inc	2,478	46
Wharf Holdings Ltd	3,300	23	ThyssenKrupp AG	137	6
	$ 213		United States Steel Corp	54	3
Home Builders - 0.06%			Voestalpine AG	143	7
Lennar Corp	100	2		$ 148
Toll Brothers Inc (a)	1,693	33	Lodging - 0.12%
	$ 35		Accor SA	561	25
Home Furnishings - 0.02%			Intercontinental Hotels Group PLC	357	7
Electrolux AB	200	5	Sands China Ltd (a)	7,600	17
Harman International Industries Inc	127	6	Starwood Hotels & Resorts Worldwide Inc	426	25
	$ 11			$ 74
Insurance - 2.30%			Machinery - Construction & Mining - 0.55%
ACE Ltd	400	26	Atlas Copco AB - A Shares	1,132	30
Aegon NV (a)	1,056	8	Atlas Copco AB - B Shares	944	23
Aflac Inc	1,117	59	Caterpillar Inc	2,642	294
AIA Group Ltd (a)	18,400	57		$ 347
Allianz SE	564	79	Machinery - Diversified - 0.20%
Allstate Corp/The	634	20	AGCO Corp (a)	728	40
American International Group Inc (a)	200	7	Alstom SA	323	19
Aon Corp	394	21	Deere & Co	363	35
Assicurazioni Generali SpA	1,268	27	FLSmidth & Co A/S	28	2
Assurant Inc	840	32	Kone OYJ	322	19
Aviva PLC	3,568	25	MAN SE	26	3
AXA SA	2,357	49	Metso OYJ	54	3
Berkshire Hathaway Inc - Class B (a)	2,042	171	Zardoya Otis SA	173	3
Chubb Corp	1,657	102		$ 124
Fidelity National Financial Inc	2,386	34	Media - 1.41%
Genworth Financial Inc (a)	600	8	British Sky Broadcasting Group PLC	1,183	16
Hartford Financial Services Group Inc	520	14	Cablevision Systems Corp	435	15
ING Groep NV (a)	4,194	53	CBS Corp	1,123	28
Lincoln National Corp	1,786	54	Comcast Corp - Class A	5,421	134
Loews Corp	407	18	DIRECTV (a)	1,488	70
Marsh & McLennan Cos Inc	634	19	Discovery Communications Inc - A Shares (a)	463	18
MetLife Inc	1,047	47	Gannett Co Inc	285	4
Muenchener Rueckversicherungs AG	28	4	Liberty Media Corp - Starz (a)	294	23
PartnerRe Ltd	402	32	McGraw-Hill Cos Inc/The	496	19
Progressive Corp/The	874	18	News Corp - Class A	3,622	63
Prudential Financial Inc	2,285	141	Pearson PLC	803	14
Prudential PLC	4,242	48	Reed Elsevier NV	1,277	16
Sampo OYJ	300	10	Reed Elsevier PLC	1,851	16
Swiss Reinsurance Co Ltd	182	10	Scripps Networks Interactive	254	13
Torchmark Corp	540	36	Time Warner Cable Inc	557	40
Travelers Cos Inc/The	534	32	Time Warner Inc	3,519	126
Unum Group	1,703	45	Viacom Inc	1,041	48
WR Berkley Corp	1,059	34	Vivendi SA	1,639	47
XL Group PLC	427	10	Walt Disney Co/The	3,264	141
Zurich Financial Services	334	93	WPP PLC	2,890	36
	$ 1,443			$ 887
Internet - 0.99%			Metal Fabrication & Hardware - 0.25%
Amazon.com Inc (a)	336	61	Assa Abloy AB	279	8
AOL Inc (a)	267	5	Commercial Metals Co	2,756	48
eBay Inc (a)	2,516	78	Johnson Matthey PLC	201	6
Expedia Inc	328	8	Precision Castparts Corp	345	51
Google Inc (a)	689	404	SKF AB	754	22
Priceline.com Inc (a)	62	31	Tenaris SA	723	18
Symantec Corp (a)	867	16	Vallourec SA	23	2
Yahoo! Inc (a)	1,162	19		$ 155
	$ 622		Mining - 0.93%
Investment Companies - 0.02%			Alcoa Inc	3,998	71
Investor AB	536	13	Anglo American PLC	1,053	54
			Antofagasta PLC	255	6
			BHP Billiton PLC	1,756	69

See accompanying notes

4

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Oil & Gas (continued)
Freeport-McMoRan Copper & Gold Inc	1,958 $	109	Valero Energy Corp	1,396 $	42
Kazakhmys PLC	218	5		$ 3,684
Lonmin PLC	147	4	Oil & Gas Services - 0.98%
Newmont Mining Corp	1,175	64	Baker Hughes Inc	1,054	77
Norsk Hydro ASA	956	8	Cameron International Corp (a)	454	26
Randgold Resources Ltd	82	6	FMC Technologies Inc (a)	227	21
Rio Tinto PLC	1,150	81	Halliburton Co	2,205	110
Umicore SA	116	6	National Oilwell Varco Inc	864	69
Vale SA	700	23	Saipem SpA	408	22
Vale SA - PREF	1,118	32	Schlumberger Ltd	2,960	276
Vedanta Resources PLC	123	5	Technip SA	128	14
Vulcan Materials Co	65	3		$ 615
Xstrata PLC	1,647	38	Packaging & Containers - 0.13%
	$ 584		Ball Corp	254	9
Miscellaneous Manufacturing - 1.57%			Owens-Illinois Inc (a)	86	3
3M Co	1,222	114	Rexam PLC	230	1
Alfa Laval AB	500	11	Sealed Air Corp	2,540	68
Danaher Corp	1,344	70		$ 81
Eaton Corp	324	18	Pharmaceuticals - 3.55%
General Electric Co	18,624	373	Abbott Laboratories	5,605	275
Honeywell International Inc	2,363	141	Allergan Inc/United States	2,426	172
Illinois Tool Works Inc	1,766	95	AmerisourceBergen Corp	781	31
Invensys PLC	932	5	AstraZeneca PLC	2,067	95
ITT Corp	345	21	Bristol-Myers Squibb Co	7,331	194
Siemens AG	138	19	Cardinal Health Inc	878	36
Smiths Group PLC	816	17	Eli Lilly & Co	1,083	38
Sulzer AG	33	5	Express Scripts Inc (a)	1,408	78
Textron Inc	423	12	Forest Laboratories Inc (a)	500	16
Tyco International Ltd	1,841	82	GlaxoSmithKline PLC	1,932	37
Wartsila OYJ	56	2	McKesson Corp	587	46
	$ 985		Mead Johnson Nutrition Co	381	22
Office & Business Equipment - 0.14%			Medco Health Solutions Inc (a)	1,177	66
Neopost SA	48	4	Merck & Co Inc	5,434	179
Pitney Bowes Inc	689	18	Merck KGaA	29	3
Xerox Corp	5,905	63	Novartis AG	839	46
	$ 85		Novo Nordisk A/S	204	26
Oil & Gas - 5.87%			Omnicare Inc	1,857	56
Anadarko Petroleum Corp	1,152	94	Pfizer Inc	16,607	337
Apache Corp	1,201	157	Roche Holding AG	262	37
BG Group PLC	3,224	80	Sanofi-Aventis SA	1,800	126
BP PLC	14,411	105	Shire PLC	140	4
Cairn Energy PLC (a)	1,841	14	Teva Pharmaceutical Industries Ltd ADR	2,987	150
Chesapeake Energy Corp	3,593	120	Watson Pharmaceuticals Inc (a)	2,835	159
Chevron Corp	5,432	583		$ 2,229
ConocoPhillips	4,803	384	Pipelines - 0.16%
Denbury Resources Inc (a)	1,008	25	El Paso Corp	1,008	18
Devon Energy Corp	1,224	112	Spectra Energy Corp	681	19
Diamond Offshore Drilling Inc	227	18	Williams Cos Inc	1,996	62
ENI SpA	1,883	46		$ 99
EOG Resources Inc	497	59	Publicly Traded Investment Fund - 0.01%
Exxon Mobil Corp	10,300	866	SPDR S&P MidCap 400 ETF Trust	37	7
Hess Corp	1,264	108
Marathon Oil Corp	1,666	89	Real Estate - 0.40%
Murphy Oil Corp	216	16	CB Richard Ellis Group Inc (a)	1,144	31
Newfield Exploration Co (a)	227	17	Cheung Kong Holdings Ltd	4,000	65
Noble Corp	454	21	Hang Lung Group Ltd	2,000	12
Noble Energy Inc	188	18	Hang Lung Properties Ltd	6,000	26
Occidental Petroleum Corp	1,786	187	Henderson Land Development Co Ltd	3,000	21
OGX Petroleo e Gas Participacoes SA (a)	700	8	Kerry Properties Ltd	2,000	10
OMV AG	141	6	New World Development Ltd	7,000	12
Petroleo Brasileiro SA	1,700	34	PDG Realty SA Empreendimentos e Participacoes	600	3
Petroleo Brasileiro SA - PREF	2,385	42	Sino Land Co Ltd	6,000	11
Pioneer Natural Resources Co	227	23	Sun Hung Kai Properties Ltd	3,000	48
Repsol YPF SA	871	30	Wheelock & Co Ltd	3,000	11
Royal Dutch Shell PLC - A Shares	2,716	99		$ 250
Royal Dutch Shell PLC - B Shares	2,042	74	REITS - 0.85%
Seadrill Ltd	300	11	AvalonBay Communities Inc	254	31
Southwestern Energy Co (a)	897	38	Boston Properties Inc	291	28
Statoil ASA	1,144	32	Equity Residential	1,064	60
Total SA	1,693	103	HCP Inc	699	27
Tullow Oil PLC	973	23

See accompanying notes

5

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Semiconductors (continued)
Health Care REIT Inc	254 $	13	Micron Technology Inc (a)	222 $	2
Host Hotels & Resorts Inc	1,144	20	National Semiconductor Corp	47	1
Kimco Realty Corp	508	9	Novellus Systems Inc (a)	18	1
Land Securities Group PLC	901	11	NVIDIA Corp (a)	6,159	114
Link REIT/The	5,500	17	Q-Cells SE (a)	65	—
Plum Creek Timber Co Inc	2,321	101	Renewable Energy Corp ASA (a)	200	1
Public Storage Inc	370	41	Solarworld AG	84	1
Simon Property Group Inc	1,056	113	Texas Instruments Inc	279	10
Ventas Inc	635	35	Xilinx Inc	64	2
Vornado Realty Trust	268	23		$ 680
Weyerhaeuser Co	244	6	Shipbuilding - 0.00%
	$ 535		Huntington Ingalls Industries Inc (a)	60	2
Retail - 2.47%
Abercrombie & Fitch Co	48	3	Software - 1.66%
AutoZone Inc (a)	83	23	Adobe Systems Inc (a)	1,470	49
Bed Bath & Beyond Inc (a)	283	14	Allscripts Healthcare Solutions Inc (a)	400	8
Best Buy Co Inc	272	8	Autonomy Corp PLC (a)	382	10
CarMax Inc (a)	328	11	Cerner Corp (a)	254	28
Cie Financiere Richemont SA	651	38	Dassault Systemes SA	60	5
Costco Wholesale Corp	800	59	Dun & Bradstreet Corp	53	4
CVS Caremark Corp	2,600	89	Intuit Inc (a)	1,406	75
Dollar General Corp (a)	6,633	208	Microsoft Corp	21,055	534
Esprit Holdings Ltd	2,200	10	Oracle Corp	8,250	275
Family Dollar Stores Inc	127	6	Sage Group PLC	1,121	5
GameStop Corp (a)	94	2	SAP AG	766	47
Gap Inc/The	334	8		$ 1,040
Hennes & Mauritz AB	1,246	41	Telecommunications - 2.78%
Home Depot Inc	2,263	84	Alcatel-Lucent/France (a)	996	6
Inditex SA	167	13	American Tower Corp (a)	1,017	53
JC Penney Co Inc	96	3	AT&T Inc	10,066	308
Kingfisher PLC	1,996	8	BT Group PLC	3,105	9
Kohl's Corp	297	16	CenturyLink Inc	681	28
Lowe's Cos Inc	650	17	Cisco Systems Inc	8,974	154
Ltd Brands Inc	291	10	Corning Inc	9,108	188
Macy's Inc	6,159	149	Deutsche Telekom AG	2,711	42
Marks & Spencer Group PLC	2,131	11	France Telecom SA	1,361	31
McDonald's Corp	2,024	154	Frontier Communications Corp	2,525	21
Next PLC	193	6	Inmarsat PLC	440	4
Nordstrom Inc	201	9	Juniper Networks Inc (a)	841	35
O'Reilly Automotive Inc (a)	164	9	Koninklijke KPN NV	1,024	17
Ross Stores Inc	164	12	MetroPCS Communications Inc (a)	635	10
Sears Holdings Corp (a)	63	5	Millicom International Cellular SA	100	10
Staples Inc	517	10	Motorola Mobility Holdings Inc (a)	544	13
Starbucks Corp	1,725	64	Motorola Solutions Inc (a)	593	27
Swatch Group AG/The - BR	42	19	Nokia OYJ	2,204	19
Target Corp	485	24	Nortel Networks Corp (a)	38	—
Tiffany & Co	164	10	Portugal Telecom SGPS SA	1,157	13
TJX Cos Inc	402	20	Qualcomm Inc	2,429	133
Urban Outfitters Inc (a)	164	5	Qwest Communications International Inc	4,830	33
Walgreen Co	1,135	46	SES SA	479	12
Wal-Mart Stores Inc	4,100	213	Sprint Nextel Corp (a)	3,120	14
Yum! Brands Inc	2,204	113	Swisscom AG	49	22
	$ 1,550		Telecom Italia SpA	5,861	9
Savings & Loans - 0.01%			Telefonaktiebolaget LM Ericsson	3,170	41
Hudson City Bancorp Inc	950	9	Telefonica SA	3,111	78
			Telefonica SA ADR	3	—
Semiconductors - 1.08%			Telenor ASA	1,279	21
Advanced Micro Devices Inc (a)	150	1	TeliaSonera AB	2,730	24
Altera Corp	79	3	Verizon Communications Inc	6,359	245
Analog Devices Inc	74	3	Vivo Participacoes SA	113	5
Applied Materials Inc	9,810	153	Vodafone Group PLC	42,515	120
ARM Holdings PLC	1,520	14		$ 1,745
ASML Holding NV	444	20	Textiles - 0.02%
Broadcom Corp	3,998	157	Cintas Corp	428	13
Infineon Technologies AG	1,937	20
Intel Corp	8,370	169	Toys, Games & Hobbies - 0.03%
KLA-Tencor Corp	34	2	Hasbro Inc	254	12
Linear Technology Corp	58	2	Mattel Inc	181	4
LSI Corp (a)	138	1		$ 16
MEMC Electronic Materials Inc (a)	90	1	Transportation - 1.07%
Microchip Technology Inc	57	2	CH Robinson Worldwide Inc	88	7

See accompanying notes

6

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Transportation (continued)				Amount
CSX Corp	2,640 $	207	BONDS (continued)	(000's)	Value (000's)
Deutsche Post AG	2,202	40	Banks (continued)
Expeditors International of Washington Inc	77	4	Capital One Financial Corp
FedEx Corp	44	4	6.75%, 09/15/2017	$ 50 $	58
Firstgroup PLC	1	—	Citigroup Inc
MTR Corp	4,000	15	6.13%, 11/21/2017	35	38
Norfolk Southern Corp	3,410	236	6.13%, 05/15/2018	35	38
Tidewater Inc	1,871	112	8.50%, 05/22/2019	70	86
Union Pacific Corp	186	18	Credit Agricole SA/London
United Parcel Service Inc	340	25	3.50%, 04/13/2015(b)	100	100
		$ 668	Credit Suisse AG
Water - 0.07%			5.40%, 01/14/2020	105	106
Severn Trent PLC	349	8	Credit Suisse/New York NY
Suez Environnement Co	606	13	6.00%, 02/15/2018	10	11
United Utilities Group PLC	2,107	20	Fifth Third Bancorp
Veolia Environnement	160	5	3.63%, 01/25/2016	25	25
		$ 46	Goldman Sachs Group Inc/The
TOTAL COMMON STOCKS		$ 33,697	6.15%, 04/01/2018	155	168
PREFERRED STOCKS - 0.03%	Shares Held Value (000's)		7.50%, 02/15/2019	35	41
Electric - 0.01%			HSBC Bank PLC
			3.50%, 06/28/2015(b)	100	101
Cia Energetica de Minas Gerais	270	5
			HSBC Holdings PLC
			5.10%, 04/05/2021(c)	50	50
Investment Companies - 0.01%
Bradespar SA	206	5	JP Morgan Chase & Co
			3.40%, 06/24/2015	20	20
Iron & Steel - 0.01%			4.95%, 03/25/2020	15	15
Gerdau SA	302	4	6.00%, 01/15/2018	80	88
Usinas Siderurgicas de Minas Gerais SA	142	2	Lloyds TSB Bank PLC
			5.80%, 01/13/2020(b)	100	100
		$ 6
TOTAL PREFERRED STOCKS		$ 16	Regions Financial Corp
			5.75%, 06/15/2015	30	31
	Principal		Royal Bank of Scotland PLC/The
	Amount		4.88%, 03/16/2015	100	104
BONDS - 13.79%	(000's)	Value (000's)	Standard Chartered PLC
Advertising - 0.04%			3.85%, 04/27/2015(b)	100	102
Omnicom Group Inc			Wells Fargo & Co
4.45%, 08/15/2020	$ 25	$ 25	3.68%, 06/15/2016(d)	55	55
			5.63%, 12/11/2017	70	77
Aerospace & Defense - 0.13%				$ 1,793
L-3 Communications Corp
4.95%, 02/15/2021	50	50	Beverages - 0.03%
Systems 2001 AT LLC			Constellation Brands Inc
6.66%, 09/15/2013(b)	32	35	7.25%, 09/01/2016	15	16

		$ 85	Biotechnology - 0.15%
Agriculture - 0.24%			Genzyme Corp
Altria Group Inc			3.63%, 06/15/2015	35	37
4.13%, 09/11/2015	25	26	Gilead Sciences Inc
9.25%, 08/06/2019	30	39	4.50%, 04/01/2021	60	59
BAT International Finance PLC
9.50%, 11/15/2018(b)	40	53		$ 96
Bunge Ltd Finance Corp			Building Materials - 0.18%
8.50%, 06/15/2019	25	30	CRH America Inc
		$ 148	6.00%, 09/30/2016	55	59
			Holcim US Finance Sarl & Cie SCS
Automobile Manufacturers - 0.08%			6.00%, 12/30/2019(b)	20	21
Daimler Finance North America LLC			Lafarge SA
7.30%, 01/15/2012	20	21	5.50%, 07/09/2015(b)	30	31
8.50%, 01/18/2031	5	7
Nissan Motor Acceptance Corp				$ 111
4.50%, 01/30/2015(b)	20	21	Chemicals - 0.11%
			Mosaic Co/The
		$ 49	7.63%, 12/01/2016(b)	65	70
Banks - 2.86%
Abbey National Treasury Services PLC/London
3.88%, 11/10/2014(b)	100	100	Commercial Services - 0.14%
			SAIC Inc
Australia & New Zealand Banking Group Ltd			5.95%, 12/01/2040(b)	25	26
3.25%, 03/01/2016(b)	100	99
			Verisk Analytics Inc
Bank of America Corp			5.80%, 05/01/2021(c)	60	60
5.65%, 05/01/2018	80	84
Barclays Bank PLC				$ 86
6.75%, 05/22/2019	45	51	Distribution & Wholesale - 0.04%
BNP Paribas			Ingram Micro Inc
5.00%, 01/15/2021	45	45	5.25%, 09/01/2017	25	25

See accompanying notes

7

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Diversified Financial Services - 0.94%			Insurance (continued)
General Electric Capital Corp			American International Group Inc
5.30%, 02/11/2021	$ 40 $	41	6.40%, 12/15/2020	$ 35 $	37
5.63%, 05/01/2018	100	108	CNA Financial Corp
6.00%, 08/07/2019	85	93	5.75%, 08/15/2021	60	61
Harley-Davidson Funding Corp			Genworth Financial Inc
6.80%, 06/15/2018(b)	25	27	7.20%, 02/15/2021	35	35
Macquarie Group Ltd			Hartford Financial Services Group Inc
6.00%, 01/14/2020(b)	70	70	5.50%, 03/30/2020	35	36
Merrill Lynch & Co Inc			Nationwide Financial Services
6.88%, 04/25/2018	95	106	5.38%, 03/25/2021(b)	25	25
NASDAQ OMX Group Inc/The			Pacific LifeCorp
5.55%, 01/15/2020	45	44	6.00%, 02/10/2020(b)	50	53
SLM Corp			Prudential Financial Inc
5.00%, 10/01/2013	35	36	6.63%, 12/01/2037	15	16
TD Ameritrade Holding Corp			7.38%, 06/15/2019	20	23
5.60%, 12/01/2019	60	64	Reinsurance Group of America Inc
	$ 589		6.45%, 11/15/2019	35	38
Electric - 0.41%			Willis Group Holdings PLC
CMS Energy Corp			4.13%, 03/15/2016	50	50
6.25%, 02/01/2020	70	73		$ 426
EDF SA			Internet - 0.06%
4.60%, 01/27/2020(b)	25	26	Expedia Inc
Exelon Generation Co LLC			5.95%, 08/15/2020	35	35
6.25%, 10/01/2039	95	93
FirstEnergy Solutions Corp			Iron & Steel - 0.13%
6.05%, 08/15/2021	65	67	ArcelorMittal
	$ 259		9.85%, 06/01/2019	35	44
Finance - Mortgage Loan/Banker - 1.08%			Cliffs Natural Resources Inc
Fannie Mae			4.88%, 04/01/2021	35	35
1.25%, 08/20/2013	30	30		$ 79
2.38%, 04/11/2016	70	70	Lodging - 0.22%
2.50%, 05/15/2014	200	206	Hyatt Hotels Corp
4.13%, 04/15/2014	65	70	6.88%, 08/15/2019(b)	25	27
6.63%, 11/15/2030	75	95	Wyndham Worldwide Corp
Freddie Mac			5.63%, 03/01/2021	50	49
3.75%, 03/27/2019	200	206	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	$ 677		Corp
Food - 0.36%			7.75%, 08/15/2020	60	64
ConAgra Foods Inc				$ 140
7.00%, 10/01/2028	25	27	Media - 0.70%
8.25%, 09/15/2030	20	24	CBS Corp
Delhaize Group SA			8.88%, 05/15/2019	20	25
5.70%, 10/01/2040	51	46	Comcast Corp
Kraft Foods Inc			5.15%, 03/01/2020	30	31
6.88%, 01/26/2039	55	61	5.70%, 05/15/2018	10	11
7.00%, 08/11/2037	25	28	DIRECTV Holdings LLC / DIRECTV Financing
Woolworths Ltd			Co Inc
4.00%, 09/22/2020(b)	40	39	4.60%, 02/15/2021	40	39
	$ 225		5.88%, 10/01/2019	10	11
Forest Products & Paper - 0.09%			7.63%, 05/15/2016	20	22
Georgia-Pacific LLC			DISH DBS Corp
7.75%, 11/15/2029	25	28	7.13%, 02/01/2016	25	27
8.88%, 05/15/2031	25	30	NBC Universal Media LLC
	$ 58		5.15%, 04/30/2020(b)	40	41
Healthcare - Products - 0.06%			News America Inc
Boston Scientific Corp			7.85%, 03/01/2039	50	59
6.00%, 01/15/2020	35	37	Time Warner Cable Inc
			6.75%, 06/15/2039	20	21
Healthcare - Services - 0.25%			8.75%, 02/14/2019	10	13
Quest Diagnostics Inc/DE			Time Warner Inc
6.95%, 07/01/2037	80	88	4.70%, 01/15/2021	35	35
UnitedHealth Group Inc			4.88%, 03/15/2020	15	15
6.63%, 11/15/2037	65	70	5.88%, 11/15/2016	10	11
	$ 158		Viacom Inc
Insurance - 0.68%			6.88%, 04/30/2036	45	49
Aegon NV			Vivendi SA
			6.63%, 04/04/2018(b)	25	28
4.63%, 12/01/2015	50	52
				$ 438

See accompanying notes

8

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Mining - 0.20%			Real Estate - 0.10%
Freeport-McMoRan Copper & Gold Inc			Brookfield Asset Management Inc
8.38%, 04/01/2017	$ 15 $	17	5.80%, 04/25/2017	$ 30 $	31
Rio Tinto Finance USA Ltd			Dexus Diversified Trust / Dexus Office Trust
9.00%, 05/01/2019	35	46	5.60%, 03/15/2021(b)	35	35
Southern Copper Corp				$ 66
5.38%, 04/16/2020	10	10	REITS - 0.49%
6.75%, 04/16/2040	15	15	BioMed Realty LP
Vale Overseas Ltd			6.13%, 04/15/2020	25	26
5.63%, 09/15/2019	30	31	Brandywine Operating Partnership LP
6.88%, 11/10/2039	5	5	4.95%, 04/15/2018(c)	50	49
	$ 124		Digital Realty Trust LP
Miscellaneous Manufacturing - 0.05%			4.50%, 07/15/2015	70	72
Cooper US Inc			HCP Inc
5.25%, 11/15/2012	30	32	5.38%, 02/01/2021	20	20
			Health Care REIT Inc
Mortgage Backed Securities - 0.88%			6.13%, 04/15/2020	35	37
Citigroup Commercial Mortgage Trust			Healthcare Realty Trust Inc
5.70%, 12/10/2049(d)	114	123	5.75%, 01/15/2021	40	41
5.82%, 12/10/2049(d)	50	55	Wells Operating Partnership II LP
Commercial Mortgage Pass Through Certificates			5.88%, 04/01/2018(b),(c)	60	60
5.81%, 12/10/2049(d)	150	163		$ 305
Greenwich Capital Commercial Funding Corp			Retail - 0.59%
5.44%, 03/10/2039(d)	95	100	AutoNation Inc
JP Morgan Chase Commercial Mortgage Securities			6.75%, 04/15/2018	20	21
Corp			Best Buy Co Inc
5.34%, 05/15/2047	60	63	3.75%, 03/15/2016	55	54
5.90%, 09/12/2017(d)	50	51	CVS Pass-Through Trust
	$ 555		6.04%, 12/10/2028	49	51
Oil & Gas - 0.32%			8.35%, 07/10/2031(b)	10	12
Anadarko Petroleum Corp			Darden Restaurants Inc
6.95%, 06/15/2019	25	28	6.20%, 10/15/2017	65	72
EQT Corp			Home Depot Inc
8.13%, 06/01/2019	25	30	5.88%, 12/16/2036	55	55
Hess Corp			JC Penney Co Inc
6.00%, 01/15/2040	50	51	5.65%, 06/01/2020	15	14
Marathon Petroleum Corp			JC Penney Corp Inc
5.13%, 03/01/2021(b)	25	25	6.38%, 10/15/2036	26	23
Petrobras International Finance Co - Pifco			QVC Inc
5.75%, 01/20/2020	45	46	7.13%, 04/15/2017(b)	40	42
QEP Resources Inc			Wal-Mart Stores Inc
6.88%, 03/01/2021	20	21	5.25%, 09/01/2035	15	15
	$ 201		Yum! Brands Inc
Oil & Gas Services - 0.10%			6.88%, 11/15/2037	10	11
Weatherford International Ltd/Bermuda				$ 370
9.63%, 03/01/2019	50	64	Savings & Loans - 0.56%
			Nationwide Building Society
Other Asset Backed Securities - 0.45%			6.25%, 02/25/2020(b)	100	104
PSE&G Transition Funding LLC			US Central Federal Credit Union
6.75%, 06/15/2016	250	285	1.90%, 10/19/2012	240	245
				$ 349
Pharmaceuticals - 0.06%			Semiconductors - 0.04%
Medco Health Solutions Inc			KLA-Tencor Corp
7.13%, 03/15/2018	35	41	6.90%, 05/01/2018	25	27

Pipelines - 0.37%			Telecommunications - 0.60%
Energy Transfer Partners LP			AT&T Inc
9.00%, 04/15/2019	35	44	6.30%, 01/15/2038	10	10
Enterprise Products Operating LLC			Corning Inc
5.25%, 01/31/2020	15	16	7.25%, 08/15/2036	10	11
6.50%, 01/31/2019	35	40	Deutsche Telekom International Finance BV
Kinder Morgan Energy Partners LP			8.75%, 06/15/2030(d)	20	26
5.95%, 02/15/2018	25	27	Frontier Communications Corp
Kinder Morgan Finance Co ULC			8.50%, 04/15/2020	45	49
5.70%, 01/05/2016	45	47	Qwest Corp
Plains All American Pipeline LP / PAA Finance			6.50%, 06/01/2017	15	17
Corp			6.88%, 09/15/2033	25	25
6.70%, 05/15/2036	35	38	8.38%, 05/01/2016	30	36
8.75%, 05/01/2019	15	19	SBA Telecommunications Inc
	$ 231		8.25%, 08/15/2019	25	28

See accompanying notes

9

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

	Principal		Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Federal National Mortgage Association (FNMA) (continued)
Telecom Italia Capital SA			8.50%, 09/01/2039(e)	$ 18	$ 22
7.00%, 06/04/2018	$ 40	$ 44			$ 2,973
7.18%, 06/18/2019	15	16	Government National Mortgage Association (GNMA) - 2.85%
Telefonica Europe BV			4.00%, 04/01/2041(f)	975	975
8.25%, 09/15/2030	50	60	4.50%, 04/15/2039	142	147
Verizon Communications Inc			4.50%, 06/15/2039	325	336
4.60%, 04/01/2021	20	20	4.50%, 08/15/2039	109	113
8.95%, 03/01/2039	25	34	4.50%, 05/15/2040	212	219
		$ 376			$ 1,790
TOTAL BONDS		$ 8,651	U.S. Treasury - 13.02%
	Principal		0.38%, 10/31/2012	750	747
	Amount		0.50%, 11/30/2012	1,100	1,098
MUNICIPAL BONDS - 0.31%	(000's)	Value (000's)	0.63%, 07/31/2012	850	852
California - 0.08%			1.88%, 09/30/2017	1,020	965
State of California			2.25%, 01/31/2015	1,485	1,516
6.65%, 03/01/2022	$ 45	$ 49	2.50%, 04/30/2015	860	883
			2.63%, 07/31/2014	100	104
Georgia - 0.10%			2.63%, 11/15/2020	1,530	1,428
Municipal Electric Authority of Georgia			3.50%, 02/15/2039	60	50
6.64%, 04/01/2057	25	24	4.25%, 05/15/2039	30	29
6.66%, 04/01/2057	40	38	4.63%, 02/15/2040	180	183
		$ 62	6.88%, 08/15/2025	240	316
Illinois - 0.05%					$ 8,171
Chicago Transit Authority			U.S. Treasury Bill - 4.56%
6.20%, 12/01/2040	30	26	0.06%, 04/14/2011(g)	1,200	1,200
City of Chicago IL			0.06%, 05/19/2011(g)	1,600	1,600
6.40%, 01/01/2040	10	9	0.16%, 04/28/2011(g)	60	60
		$ 35			$ 2,860
New York - 0.08%			TOTAL U.S. GOVERNMENT &
City of New York NY			GOVERNMENT AGENCY OBLIGATIONS		$ 17,307
5.97%, 03/01/2036	25	25	Maturity
New York City Transitional Finance Authority				Amount
5.27%, 05/01/2027	25	26	REPURCHASE AGREEMENTS - 4.69%	(000's)	Value (000's)
		$ 51	Banks - 4.69%
TOTAL MUNICIPAL BONDS		$ 197	Investment in Joint Trading Account; Credit Suisse $	526	$ 526
	Principal		Repurchase Agreement; 0.12% dated
U.S. GOVERNMENT & GOVERNMENT	Amount		03/31/11 maturing 04/01/11 (collateralized by
AGENCY OBLIGATIONS - 27.58%	(000's)	Value (000's)	US Treasury Notes; $536,528; 2.50% -
Federal Home Loan Mortgage Corporation (FHLMC) - 2.41%			3.13%; dated 06/30/17 - 05/15/19)
4.00%, 04/01/2026(e),(f)	$ 250	$ 257	Investment in Joint Trading Account; Deutsche	284	284
5.00%, 01/01/2037(e)	69	72	Bank Repurchase Agreement; 0.15% dated
5.00%, 08/01/2040(e)	339	355	03/31/11 maturing 04/01/11 (collateralized by
5.00%, 10/01/2040(e)	312	327	Sovereign Agency Issues; $290,015; 0.80% -
5.50%, 05/01/2037(d),(e)	85	91	1.38%; dated 06/08/12 - 11/19/13)
6.00%, 08/01/2037(e)	126	137	Investment in Joint Trading Account; JP Morgan	498	498
6.06%, 02/01/2037(d),(e)	24	25	Repurchase Agreement; 0.07% dated
6.50%, 09/01/2036(e)	160	180	03/31/11 maturing 04/01/11 (collateralized by
7.50%, 05/01/2035(e)	18	21	US Treasury Notes; $507,527; 0.38% -
8.00%, 08/01/2032(e)	18	22	4.38%; dated 04/29/11 - 07/15/13)
8.50%, 08/01/2031(e)	19	23	Investment in Joint Trading Account; Merrill	1,208	1,208
12.00%, 07/01/2013(e)	3	3	Lynch Repurchase Agreement; 0.05% dated
		$ 1,513	03/31/11 maturing 04/01/11 (collateralized by
Federal National Mortgage Association (FNMA) - 4.74%			Sovereign Agency Issues; $1,232,564; 0.00%
2.54%, 05/01/2035(d),(e)	97	102	- 8.63%; dated 06/27/11 - 09/15/60)
4.50%, 09/01/2022(e)	152	160	Investment in Joint Trading Account; Morgan	426	427
4.50%, 04/01/2041(e),(f)	700	712	Stanley Repurchase Agreement; 0.05% dated
5.00%, 04/01/2039(e)	79	83	03/31/11 maturing 04/01/11 (collateralized by
5.00%, 04/01/2041(e),(f)	125	131	Sovereign Agency Issues; $435,023; 1.30% -
5.50%, 02/01/2038(e)	748	803	2.00%; dated 05/25/12 - 11/10/16)
5.69%, 03/01/2038(d),(e)	20	21			$ 2,943
6.00%, 11/01/2037(e)	360	393	TOTAL REPURCHASE AGREEMENTS		$ 2,943
6.00%, 01/01/2038(e)	263	286	Total Investments		$ 62,811
6.50%, 12/01/2032(e)	172	195	Liabilities in Excess of Other Assets, Net - (0.11)%		$ (70)
7.00%, 04/01/2023(e)	1	1	TOTAL NET ASSETS - 100.00%		$ 62,741
7.50%, 08/01/2037(e)	36	42
8.00%, 02/01/2012(e)	1	1
8.00%, 04/01/2033(e)	18	21	(a) Non-Income Producing Security

See accompanying notes			10

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,473 or 2.35% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Variable Rate. Rate shown is in effect at March 31, 2011.
(e)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(f)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.
(g)	Rate shown is the discount rate of the original purchase.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 2,782
Unrealized Depreciation		(898)
Net Unrealized Appreciation (Depreciation)		$ 1,884
Cost for federal income tax purposes		$ 60,927
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		19.60%
Government		18.66%
Consumer, Non-cyclical		12.67%
Mortgage Securities		10.88%
Energy		8.15%
Communications		6.65%
Industrial		6.27%
Technology		5.70%
Consumer, Cyclical		4.88%
Basic Materials		3.12%
Utilities		2.42%
Asset Backed Securities		0.45%
Diversified		0.34%
Revenue		0.19%
General Obligation		0.12%
Exchange Traded Funds		0.01%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon	04/14/2011	106,630	$ 105	$ 110	$ 5
Australian Dollar	Goldman Sachs	04/14/2011	567,057	560	586	26
Australian Dollar	Northern Trust	04/14/2011	585,535	578	605	27
Brazilian Real	UBS Securities	04/14/2011	531,704	317	325	8
British Pound	Goldman Sachs	04/14/2011	88,248	141	141	—
Canadian Dollar	Banc of America Securities	04/14/2011	614,496	627	634	7
Euro	Deutsche Bank Securities	04/14/2011	126,997	177	180	3
Japanese Yen	Northern Trust	04/14/2011	16,357,075	201	197	(4)
Japanese Yen	UBS Securities	04/14/2011	142,545,360	1,746	1,714	(32)
Korean Won	UBS Securities	04/14/2011	190,502,414	170	174	4
Mexican Peso	UBS Securities	04/14/2011	1,780,781	147	150	3
New Israeli Sheqel	Royal Bank of Scotland	04/14/2011	259,664	73	75	2
Norwegian Krone	JP Morgan Securities	04/14/2011	1,827,271	322	330	8
Norwegian Krone	UBS Securities	04/15/2011	710,000	126	128	2
Singapore Dollar	UBS Securities	04/14/2011	205,460	161	163	2
Swedish Krona	UBS Securities	04/15/2011	800,000	125	127	2
Swiss Franc	UBS Securities	04/14/2011	458,412	499	499	—
Turkish Lira	UBS Securities	04/14/2011	1,009,084	636	652	16

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank Securities	04/14/2011	367,219	$ 362	$ 379	$ (17)
Australian Dollar	UBS Securities	04/14/2011	729,550	733	754	(21)
British Pound	UBS Securities	04/14/2011	119,672	192	192	—

See accompanying notes

11

Schedule of Investments
Asset Allocation Account
March 31, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Hong Kong Dollar	Bank of New York Mellon		04/14/2011	3,969,074	$ 509	$ 510	$ (1)
Japanese Yen	Banc of America Securities		04/18/2011	5,000,000	62	60	2
Japanese Yen	UBS Securities		04/18/2011	5,000,000	63	60	3
Mexican Peso	UBS Securities		04/14/2011	45,934	4	4	—
New Zealand Dollar	UBS Securities		04/14/2011	419,269	306	320	(14)
Russian Ruble	UBS Securities		04/14/2011	55,287	2	2	—
South African Rand	UBS Securities		04/14/2011	4,388,663	627	648	(21)
Swedish Krona	JP Morgan Securities		04/14/2011	3,051,009	472	483	(11)
Swiss Franc	UBS Securities		04/14/2011	307,268	335	335	—
Swiss Franc	UBS Securities		04/15/2011	113,000	121	123	(2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
CAC 40 10 Euro; April 2011		Long	4	$ 225	$ 226		$ 1
DAX Index; June 2011		Long	2	497		502	5
eMini MSCI EMERG; June 2011		Long	4	221		234	13
MSCI SING IX; April 2011		Long	2	113		116	3
S&P 500 Emini; June 2011		Long	39	2,445		2,576	131
SPI 200; June 2011		Long	7	846		881	35
TOPIX Index; June 2011		Long	22	2,473		2,290	(183)
US 5 Year Note; June 2011		Long	1	118		117	(1)
US Long Bond; June 2011		Long	1	120		120	—
US Ultra Bond; June 2011		Long	4	490		494	4
90 day Eurodollar; December 2011		Short	2	497		497	—
90 day Eurodollar; December 2012		Short	2	495		490	5
90 day Eurodollar; June 2011		Short	2	498		498	—
90 day Eurodollar; June 2012		Short	2	497		494	3
90 day Eurodollar; June 2013		Short	2	493		487	6
90 day Eurodollar; March 2012		Short	2	497		496	1
90 day Eurodollar; March 2013		Short	2	494		489	5
90 day Eurodollar; September 2011		Short	2	498		498	—
90 day Eurodollar; September 2012		Short	2	496		492	4
90 day Eurodollar; September 2013		Short	2	492		486	6
HANG SENG Index; April 2011		Short	3	444		454	(10)
OMXS30 Index; April 2011		Short	34	564		604	(40)
US 2 Year Note; June 2011		Short	11	2,398		2,399	(1)
							$ (13)
All dollar amounts are shown in thousands (000's)

See accompanying notes

12

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

COMMON STOCKS - 62.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.20%			Banks (continued)
Interpublic Group of Cos Inc	9,090 $	114	US Bancorp	13,473 $	356
			Washington Banking Co	310	4
Aerospace & Defense - 0.55%			Webster Financial Corp	990	21
Esterline Technologies Corp (a)	316	22	Wells Fargo & Co	5,702	181
HEICO Corp	360	22	West Coast Bancorp/OR (a)	2,100	7
LMI Aerospace Inc (a)	240	5		$ 2,712
Moog Inc (a)	644	30	Beverages - 0.98%
Raytheon Co	4,454	227	Anheuser-Busch InBev NV ADR	427	24
Triumph Group Inc	130	11	Carlsberg A/S ADR	1,183	26
	$ 317		Coca-Cola Co/The	7,748	514
Agriculture - 0.99%				$ 564
Altria Group Inc	19,692	513	Biotechnology - 0.54%
British American Tobacco PLC ADR	586	47	Acorda Therapeutics Inc (a)	390	9
Imperial Tobacco Group PLC ADR	202	13	Amgen Inc (a)	4,580	245
	$ 573		Arqule Inc (a)	1,030	7
Airlines - 0.06%			Cytokinetics Inc (a)	3,257	5
Alaska Air Group Inc (a)	500	32	Exelixis Inc (a)	900	10
			Human Genome Sciences Inc (a)	510	14
Apparel - 0.09%			Incyte Corp (a)	590	9
Perry Ellis International Inc (a)	546	15	Momenta Pharmaceuticals Inc (a)	812	13
Steven Madden Ltd (a)	374	18		$ 312
Warnaco Group Inc/The (a)	384	22	Building Materials - 0.01%
	$ 55		Asahi Glass Co Ltd ADR	483	6
Automobile Manufacturers - 0.82%
Bayerische Motoren Werke AG ADR	588	16	Chemicals - 1.08%
Daimler AG	467	33	Agrium Inc	130	12
Ford Motor Co (a)	13,249	198	BASF SE ADR	611	53
Honda Motor Co Ltd ADR	1,060	40	CF Industries Holdings Inc	882	121
Navistar International Corp (a)	1,416	98	EI du Pont de Nemours & Co	5,330	293
Nissan Motor Co Ltd ADR	1,223	22	Kraton Performance Polymers Inc (a)	64	2
Volkswagen AG ADR	1,026	31	Lubrizol Corp	395	53
Volvo AB ADR	2,001	35	NewMarket Corp	40	6
	$ 473		Potash Corp of Saskatchewan Inc	513	30
Automobile Parts & Equipment - 0.33%			WR Grace & Co (a)	860	33
Dana Holding Corp (a)	1,230	21	Yara International ASA ADR	365	19
Tenneco Inc (a)	410	17		$ 622
TRW Automotive Holdings Corp (a)	2,413	133	Coal - 0.14%
Valeo SA ADR	628	19	Alpha Natural Resources Inc (a)	1,342	80
	$ 190
Banks - 4.71%			Commercial Services - 0.46%
Australia & New Zealand Banking Group Ltd	899	22	Kenexa Corp (a)	645	18
ADR			On Assignment Inc (a)	590	6
Bank of America Corp	1,906	26	Parexel International Corp (a)	1,660	41
Barclays PLC ADR	1,981	36	Rent-A-Center Inc/TX	810	28
BNP Paribas ADR	1,015	37	RSC Holdings Inc (a)	1,400	20
Canadian Imperial Bank of Commerce/Canada	336	29	SFN Group Inc (a)	560	8
Capital One Financial Corp	7,223	375	Sotheby's	570	30
CapitalSource Inc	3,010	21	Team Inc (a)	620	16
Chemical Financial Corp	210	4	TeleTech Holdings Inc (a)	940	18
Community Bank System Inc	550	13	Valassis Communications Inc (a)	630	19
Community Trust Bancorp Inc	150	4	Western Union Co/The	3,037	63
DBS Group Holdings Ltd ADR	419	20		$ 267
Eagle Bancorp Inc (a)	290	4	Computers - 3.83%
East West Bancorp Inc	3,037	67	Accenture PLC - Class A	2,123	117
Financial Institutions Inc	241	4	Apple Inc (a)	3,432	1,196
First of Long Island Corp/The	130	4	CACI International Inc (a)	480	29
HSBC Holdings PLC ADR	614	32	CGI Group Inc (a)	443	9
Huntington Bancshares Inc/OH	25,253	168	Cognizant Technology Solutions Corp (a)	912	74
JP Morgan Chase & Co	15,224	702	EMC Corp/Massachusetts (a)	13,150	349
KeyCorp	19,861	176	Fortinet Inc (a)	690	30
M&T Bank Corp	2,164	192	IBM Corp	474	77
Mitsubishi UFJ Financial Group Inc ADR	7,463	34	Manhattan Associates Inc (a)	750	25
National Australia Bank Ltd ADR	938	25	SanDisk Corp (a)	4,989	230
National Bank of Canada	164	13	Syntel Inc	320	17
NBT Bancorp Inc	430	10	Western Digital Corp (a)	1,461	55
Signature Bank/New York NY (a)	520	29		$ 2,208
Southwest Bancorp Inc/Stillwater OK (a)	340	5	Consumer Products - 0.21%
Standard Chartered PLC	966	25	Helen of Troy Ltd (a)	340	10
Sumitomo Mitsui Financial Group Inc ADR	2,941	18	Henkel AG & Co KGaA ADR	450	24
Toronto-Dominion Bank	233	21	Kimberly-Clark Corp	988	64
UBS AG (a)	1,476	27

See accompanying notes

13

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food (continued)
Prestige Brands Holdings Inc (a)	980 $	11	Tyson Foods Inc	14,696 $	282
Tupperware Brands Corp	210	13		$ 1,011
	$ 122		Forest Products & Paper - 0.23%
Cosmetics & Personal Care - 0.11%			Domtar Corp	230	21
Inter Parfums Inc	200	4	International Paper Co	3,117	94
Procter & Gamble Co	988	61	Svenska Cellulosa AB ADR	903	15
	$ 65			$ 130
Distribution & Wholesale - 0.27%			Gas - 0.26%
Brightpoint Inc (a)	1,230	13	Centrica PLC ADR	1,495	32
Fossil Inc (a)	750	70	Questar Corp	2,528	44
Mitsubishi Corp ADR	699	39	Southwest Gas Corp	460	18
Sumitomo Corp ADR	2,344	34	UGI Corp	1,639	54
	$ 156			$ 148
Diversified Financial Services - 1.71%			Hand & Machine Tools - 0.05%
Ameriprise Financial Inc	7,656	468	Franklin Electric Co Inc	610	28
Calamos Asset Management Inc	860	14
Discover Financial Services	3,474	84	Healthcare - Products - 0.24%
MarketAxess Holdings Inc	670	16	Bruker BioSciences Corp (a)	380	8
optionsXpress Holdings Inc	580	10	Cantel Medical Corp	390	10
ORIX Corp ADR	620	29	Cooper Cos Inc/The	903	63
Raymond James Financial Inc	1,612	62	Johnson & Johnson	724	43
T Rowe Price Group Inc	4,539	301	Orthofix International NV (a)	530	17
	$ 984			$ 141
Electric - 1.06%			Healthcare - Services - 2.66%
Ameresco Inc (a)	1,170	17	Aetna Inc	9,261	346
Avista Corp	920	21	AMERIGROUP Corp (a)	400	26
CLP Holdings Ltd ADR	1,995	16	Centene Corp (a)	270	9
Duke Energy Corp	9,063	165	Coventry Health Care Inc (a)	780	25
Enel SpA ADR	2,711	17	Ensign Group Inc/The	526	17
IDACORP Inc	300	11	Gentiva Health Services Inc (a)	653	18
International Power PLC ADR	208	10	HCA Holdings Inc (a)	4,405	149
NorthWestern Corp	610	19	Health Management Associates Inc (a)	5,034	55
OGE Energy Corp	4,207	213	Healthsouth Corp (a)	1,270	32
Pinnacle West Capital Corp	1,183	51	Humana Inc (a)	3,117	218
PPL Corp	1,989	50	Kindred Healthcare Inc (a)	840	20
Unisource Energy Corp	620	22	Magellan Health Services Inc (a)	510	25
	$ 612		UnitedHealth Group Inc	13,125	593
Electrical Components & Equipment - 0.26%				$ 1,533
Belden Inc	550	21	Holding Companies - Diversified - 0.03%
EnerSys (a)	260	10	Swire Pacific Ltd ADR	1,012	15
Hitachi Ltd ADR	688	36
Hubbell Inc	1,145	81	Home Builders - 0.02%
	$ 148		Daiwa House Industry Co Ltd ADR	84	10
Electronics - 1.29%
Agilent Technologies Inc (a)	1,615	72	Insurance - 1.66%
Brady Corp	470	17	ACE Ltd	4,027	261
CTS Corp	550	6	Aegon NV (a)	2,681	20
LaBarge Inc (a)	311	5	Allianz SE ADR	1,627	23
Murata Manufacturing Co Ltd ADR	685	12	Assurant Inc	6,406	247
OSI Systems Inc (a)	440	17	Berkshire Hathaway Inc - Class B (a)	951	80
Rofin-Sinar Technologies Inc (a)	680	27	Delphi Financial Group Inc	505	15
Thermo Fisher Scientific Inc (a)	4,908	273	MetLife Inc	1,476	66
Thomas & Betts Corp (a)	4,319	257	Montpelier Re Holdings Ltd ADR	1,710	30
Toshiba Corp	1,975	10	OneBeacon Insurance Group Ltd	280	4
Vishay Intertechnology Inc (a)	2,553	45	Primerica Inc	540	14
	$ 741		Protective Life Corp	2,045	54
Engineering & Construction - 0.04%			Prudential Financial Inc	1,079	66
MasTec Inc (a)	1,110	23	Sampo OYJ ADR	1,825	29
			Tokio Marine Holdings Inc ADR	523	14
Environmental Control - 0.01%			Zurich Financial Services AG ADR	1,259	35
Tetra Tech Inc (a)	330	8		$ 958
			Internet - 1.54%
Food - 1.75%			Ancestry.com Inc (a)	485	17
Corn Products International Inc	4,568	237	comScore Inc (a)	650	19
Fresh Del Monte Produce Inc	410	11	Google Inc (a)	617	362
Fresh Market Inc/The (a)	390	15	IAC/InterActiveCorp (a)	2,112	65
Kroger Co/The	14,078	337	Liquidity Services Inc (a)	920	17
Nestle SA ADR	1,200	69	Netflix Inc (a)	254	60
Smithfield Foods Inc (a)	1,635	39	Priceline.com Inc (a)	374	189
TreeHouse Foods Inc (a)	380	21	Symantec Corp (a)	6,764	125

See accompanying notes

14

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Miscellaneous Manufacturing (continued)
TIBCO Software Inc (a)	1,190 $	33	Parker Hannifin Corp	1,214 $	115
	$ 887		Siemens AG ADR	358	49
Investment Companies - 0.01%				$ 1,635
PennantPark Investment Corp	329	4	Office & Business Equipment - 0.03%
			Canon Inc ADR	367	16
Iron & Steel - 0.13%
Cliffs Natural Resources Inc	628	62	Office Furnishings - 0.05%
Schnitzer Steel Industries Inc	250	16	Steelcase Inc	2,520	29
	$ 78
Leisure Products & Services - 0.08%			Oil & Gas - 6.06%
Polaris Industries Inc	370	32	Anadarko Petroleum Corp	474	39
Sega Sammy Holdings Inc ADR	2,694	12	Berry Petroleum Co	550	28
	$ 44		BG Group PLC ADR	303	38
Lodging - 0.09%			BP PLC ADR	260	11
Wynn Resorts Ltd	432	55	Callon Petroleum Co (a)	3,868	30
			Canadian Natural Resources Ltd	587	29
Machinery - Construction & Mining - 0.86%			Chevron Corp	6,988	751
Atlas Copco AB ADR	884	24	Clayton Williams Energy Inc (a)	250	26
Caterpillar Inc	2,286	254	ConocoPhillips	6,358	508
Joy Global Inc	2,199	217	Exxon Mobil Corp	9,352	787
			Georesources Inc (a)	810	25
	$ 495		Gulfport Energy Corp (a)	987	36
Machinery - Diversified - 1.02%
AGCO Corp (a)	4,433	244	Hess Corp	4,183	356
Altra Holdings Inc (a)	870	20	Holly Corp	1,087	66
Applied Industrial Technologies Inc	440	15	Marathon Oil Corp	5,928	316
Chart Industries Inc (a)	490	27	Occidental Petroleum Corp	1,780	186
CNH Global NV (a)	1,264	61	Pacific Rubiales Energy Corp	267	7
Gardner Denver Inc	2,446	191	Pioneer Natural Resources Co	408	42
Metso OYJ ADR	437	23	Repsol YPF SA ADR	652	22
NACCO Industries Inc	42	5	Royal Dutch Shell PLC ADR	184	13
	$ 586		Royal Dutch Shell PLC - B shares ADR	185	14
Media - 2.17%			Seadrill Ltd	717	26
CBS Corp	15,439	386	Statoil ASA ADR	459	13
			Swift Energy Co (a)	635	27
Comcast Corp - Class A	18,352	454
DIRECTV (a)	2,406	113	Total SA ADR	747	46
McGraw-Hill Cos Inc/The	3,960	156	Valero Energy Corp	1,778	53
News Corp - Class A	3,781	66		$ 3,495
Viacom Inc	1,232	57	Oil & Gas Services - 2.16%
WPP PLC ADR	274	17	Baker Hughes Inc	6,896	506
	$ 1,249		CARBO Ceramics Inc	260	37
Metal Fabrication & Hardware - 0.60%			Halliburton Co	342	17
CIRCOR International Inc	350	16	National Oilwell Varco Inc	6,556	520
			Oil States International Inc (a)	1,512	115
LB Foster Co	260	11
RBC Bearings Inc (a)	280	11	Subsea 7 SA ADR	1,133	29
Timken Co	5,924	310	Technip SA ADR	920	24
	$ 348			$ 1,248
Mining - 1.54%			Packaging & Containers - 0.04%
Anglo American PLC ADR	1,259	33	Rock-Tenn Co	330	23
Barrick Gold Corp	389	20
BHP Billiton Ltd ADR	658	63	Pharmaceuticals - 2.74%
Freeport-McMoRan Copper & Gold Inc	10,518	584	Abbott Laboratories	1,058	52
Hecla Mining Co (a)	2,140	19	AmerisourceBergen Corp	4,198	166
			Array BioPharma Inc (a)	1,490	5
IAMGOLD Corp	800	18
Kaiser Aluminum Corp	240	12	AstraZeneca PLC ADR	699	32
Newmont Mining Corp	1,097	60	Bristol-Myers Squibb Co	13,684	362
Rio Tinto PLC ADR	775	55	Cardinal Health Inc	7,077	291
			Catalyst Health Solutions Inc (a)	520	29
Teck Resources Ltd	416	22	Cornerstone Therapeutics Inc (a)	584	4
	$ 886		Endo Pharmaceuticals Holdings Inc (a)	3,162	121
Miscellaneous Manufacturing - 2.84%			Forest Laboratories Inc (a)	8,413	272
Actuant Corp	900	26	GlaxoSmithKline PLC ADR	325	12
Carlisle Cos Inc	116	5	Impax Laboratories Inc (a)	440	11
CLARCOR Inc	490	22	Novartis AG ADR	606	33
Colfax Corp (a)	720	17
			Novo Nordisk A/S ADR	351	44
Dover Corp	2,834	186	Par Pharmaceutical Cos Inc (a)	450	14
Eaton Corp	5,304	294	Pfizer Inc	1,891	38
ESCO Technologies Inc	260	10	Roche Holding AG ADR	822	30
General Electric Co	35,676	715	Shire PLC ADR	232	20
Honeywell International Inc	2,068	124	Takeda Pharmaceutical Co Ltd ADR	864	20
Illinois Tool Works Inc	863	47	Teva Pharmaceutical Industries Ltd ADR	380	19
Koppers Holdings Inc	590	25

See accompanying notes

15

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Savings & Loans (continued)
XenoPort Inc (a)	1,265 $	7	United Financial Bancorp Inc	320 $	5
	$ 1,582			$ 74
Pipelines - 0.38%			Semiconductors - 1.62%
Oneok Inc	3,256	218	Applied Materials Inc	5,619	88
			ARM Holdings PLC ADR	658	19
Private Equity - 0.04%			ASM International NV (a)	254	10
American Capital Ltd (a)	2,310	23	Atmel Corp (a)	12,274	167
			Avago Technologies Ltd	1,406	44
Publicly Traded Investment Fund - 0.07%			Cabot Microelectronics Corp (a)	410	21
iShares Russell 1000 Growth Index Fund	537	33	Diodes Inc (a)	720	25
THL Credit Inc	400	5	Entegris Inc (a)	2,910	26
	$ 38		Fairchild Semiconductor International Inc (a)	3,470	63
Real Estate - 0.42%			Hittite Microwave Corp (a)	330	21
Brookfield Asset Management Inc	1,164	38	IXYS Corp (a)	790	11
Daito Trust Construction Co Ltd ADR	127	8	Lattice Semiconductor Corp (a)	2,800	17
Jones Lang LaSalle Inc	1,985	198	LSI Corp (a)	6,085	41
	$ 244		Micron Technology Inc (a)	13,221	151
REITS - 1.51%			Microsemi Corp (a)	930	19
Agree Realty Corp	150	3	Novellus Systems Inc (a)	1,377	51
Ashford Hospitality Trust Inc	1,720	19	STMicroelectronics NV	1,309	16
BRE Properties Inc	1,597	75	Teradyne Inc (a)	8,081	144
Entertainment Properties Trust	414	20	Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Essex Property Trust Inc	2,130	264		$ 934
First Potomac Realty Trust	600	10	Software - 3.23%
Hersha Hospitality Trust	4,103	25	Autodesk Inc (a)	1,307	58
Highwoods Properties Inc	540	19	BMC Software Inc (a)	4,993	248
Host Hotels & Resorts Inc	16,993	299	CA Inc	4,867	118
Kilroy Realty Corp	960	37	Digi International Inc (a)	540	6
Post Properties Inc	960	38	Informatica Corp (a)	1,209	63
PS Business Parks Inc	210	12	Microsoft Corp	4,312	109
RAIT Financial Trust	11,080	27	MicroStrategy Inc (a)	160	21
Washington Real Estate Investment Trust	740	23	Oracle Corp	25,226	842
	$ 871		Quest Software Inc (a)	770	20
Retail - 3.45%			Red Hat Inc (a)	5,401	245
Aeon Co Ltd ADR	2,096	24	SAP AG ADR	625	38
ANN Inc (a)	560	16	SYNNEX Corp (a)	550	18
Bed Bath & Beyond Inc (a)	2,869	139	Taleo Corp (a)	640	23
Bravo Brio Restaurant Group Inc (a)	700	12	VMware Inc (a)	629	51
Brinker International Inc	2,097	53		$ 1,860
Cie Financiere Richemont SA ADR	4,430	26	Telecommunications - 2.51%
Coinstar Inc (a)	320	15	Anaren Inc (a)	26	1
Dillard's Inc	640	26	Arris Group Inc (a)	2,130	27
DSW Inc (a)	408	16	AT&T Inc	1,774	54
Einstein Noah Restaurant Group Inc	223	4	BT Group PLC ADR	900	27
Finish Line Inc/The	400	8	Consolidated Communications Holdings Inc	650	12
First Cash Financial Services Inc (a)	420	16	InterDigital Inc	410	20
Macy's Inc	9,594	233	Koninklijke KPN NV ADR	1,171	20
McDonald's Corp	301	23	Motorola Solutions Inc (a)	6,627	296
Men's Wearhouse Inc	440	12	NTT DoCoMo Inc ADR	1,727	30
Pier 1 Imports Inc (a)	2,250	23	PAETEC Holding Corp (a)	2,540	9
Ross Stores Inc	2,317	165	Plantronics Inc	560	21
Ruby Tuesday Inc (a)	2,020	26	Qualcomm Inc	3,793	208
Sally Beauty Holdings Inc (a)	1,020	14	Qwest Communications International Inc	16,219	111
Signet Jewelers Ltd (a)	5,718	263	RF Micro Devices Inc (a)	3,130	20
Sonic Corp (a)	1,760	16	Telefonica SA ADR	1,281	32
Starbucks Corp	64	2	Telenor ASA ADR	290	14
Swatch Group AG/The ADR	957	21	Verizon Communications Inc	12,928	498
Tractor Supply Co	907	54	Vodafone Group PLC ADR	1,620	47
Vera Bradley Inc (a)	190	8		$ 1,447
Walgreen Co	3,476	140	Transportation - 0.60%
Wal-Mart Stores Inc	10,986	572	Atlas Air Worldwide Holdings Inc (a)	260	18
Williams-Sonoma Inc	1,555	63	Bristow Group Inc (a)	360	17
	$ 1,990		Canadian National Railway Co	499	38
Savings & Loans - 0.13%			Celadon Group Inc (a)	380	6
Danvers Bancorp Inc	155	3	CSX Corp	2,215	174
ESSA Bancorp Inc	269	4	Heartland Express Inc	1,020	18
Investors Bancorp Inc (a)	690	10	HUB Group Inc (a)	540	19
Northwest Bancshares Inc	1,710	22	Kansas City Southern (a)	1,048	57
Oritani Financial Corp	1,050	13		$ 347
Provident Financial Services Inc	1,140	17	Water - 0.11%
			American Water Works Co Inc	1,643	46
See accompanying notes			16

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Water (continued)				Amount
United Utilities Group PLC ADR	763 $	15	BONDS (continued)	(000's)	Value (000's)
	$ 61		Banks (continued)
TOTAL COMMON STOCKS	$ 36,125		City National Corp/CA
	Principal		5.25%, 9/15/2020	$ 35	$ 35
	Amount		Goldman Sachs Group Inc/The
BONDS - 21.31%	(000's) Value (000's)		3.63%, 2/7/2016	55	54
Advertising - 0.08%			5.45%, 11/1/2012	100	106
Interpublic Group of Cos Inc			6.45%, 5/1/2036	45	44
10.00%, 7/15/2017	$ 40 $	48	HBOS Capital Funding LP
			6.07%, 6/29/2049(d),(f)	5	5
Aerospace & Defense - 0.14%			HSBC Holdings PLC
BE Aerospace Inc			5.10%, 4/5/2021(e)	35	35
6.88%, 10/1/2020	5	5	JP Morgan Chase & Co
GenCorp Inc			3.45%, 3/1/2016	75	75
9.50%, 8/15/2013	60	61	Morgan Stanley
Spirit Aerosystems Inc			5.75%, 1/25/2021	75	76
6.75%, 12/15/2020	10	10	6.25%, 8/28/2017	140	152
Triumph Group Inc			7.25%, 4/1/2032	25	29
8.63%, 7/15/2018	5	6	PNC Funding Corp
	$ 82		5.25%, 11/15/2015	120	129
Agriculture - 0.08%			Royal Bank of Scotland Group PLC
Altria Group Inc			5.05%, 1/8/2015	25	25
9.95%, 11/10/2038	15	21	Royal Bank of Scotland PLC/The
Archer-Daniels-Midland Co			3.40%, 8/23/2013	25	26
4.70%, 3/1/2021(d),(e)	15	15	4.38%, 3/16/2016	45	45
4.70%, 3/1/2041(d),(e)	5	5	Santander US Debt SA Unipersonal
			2.99%, 10/7/2013(f)	100	99
Southern States Cooperative Inc
11.25%, 5/15/2015(f)	5	6	SunTrust Preferred Capital I
			5.85%, 12/31/2049(d)	6	5
	$ 47
Airlines - 0.02%			Wells Fargo & Co
UAL 2009-1 Pass Through Trust			4.60%, 4/1/2021	40	39
			7.98%, 3/29/2049(d)	10	11
10.40%, 11/1/2016	5	5
United Airlines 2007-1 Class C Pass Through Trust					$ 1,536
2.71%, 7/2/2014(d),(f)	4	4	Beverages - 0.29%
	$ 9		Anheuser-Busch InBev Worldwide Inc
Automobile Asset Backed Securities - 0.28%			4.13%, 1/15/2015	5	5
AmeriCredit Automobile Receivables Trust			5.00%, 4/15/2020	95	99
3.04%, 10/15/2013	100	101	5.38%, 11/15/2014	10	11
Volkswagen Auto Loan Enhanced Trust			8.20%, 1/15/2039	15	21
1.98%, 9/20/2017(d)	60	60	Dr Pepper Snapple Group Inc
	$ 161		2.90%, 1/15/2016	30	30
Automobile Parts & Equipment - 0.03%					$ 166
Goodyear Tire & Rubber Co/The			Biotechnology - 0.09%
10.50%, 5/15/2016	10	11	Celgene Corp
Uncle Acquisition 2010 Corp			5.70%, 10/15/2040	25	24
8.63%, 2/15/2019(f)	5	5	Genzyme Corp
	$ 16		5.00%, 6/15/2020	10	11
			Gilead Sciences Inc
Banks - 2.66%			4.50%, 4/1/2021	5	5
Ally Financial Inc			Talecris Biotherapeutics Holdings Corp
8.30%, 2/12/2015	10	11	7.75%, 11/15/2016	10	11
Associated Banc-Corp
5.13%, 3/28/2016	30	30			$ 51
BAC Capital Trust XIII			Building Materials - 0.12%
0.71%, 12/31/2049(d)	75	53	CRH America Inc
BAC Capital Trust XIV			4.13%, 1/15/2016	20	20
5.63%, 3/15/2043(d)	34	26	5.75%, 1/15/2021	20	21
Banco de Credito del Peru/Panama			8.13%, 7/15/2018	25	29
4.75%, 3/16/2016(f)	10	10			$ 70
Bank of America Corp			Chemicals - 0.23%
3.63%, 3/17/2016	100	99	CF Industries Inc
8.00%, 12/29/2049(d)	20	21	7.13%, 5/1/2020	30	34
Capital One Financial Corp			Dow Chemical Co/The
5.70%, 9/15/2011	30	31	2.50%, 2/15/2016	20	19
CBQ Finance Ltd			4.25%, 11/15/2020	40	38
7.50%, 11/18/2019	100	109	5.90%, 2/15/2015	10	11
CIT Group Inc			7.38%, 11/1/2029	10	12
7.00%, 5/1/2017	35	35	Potash Corp of Saskatchewan Inc
Citigroup Inc			5.88%, 12/1/2036	5	5
4.75%, 5/19/2015	25	26	Vertellus Specialties Inc
			9.38%, 10/1/2015(f)	10	11
5.63%, 8/27/2012	90	95
					$ 130
See accompanying notes			17

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Coal - 0.25%			Diversified Financial Services (continued)
Arch Coal Inc			Nomura Holdings Inc
8.75%, 8/1/2016	$ 10 $	11	4.13%, 1/19/2016	$ 40 $	40
Bumi Investment Pte Ltd			SLM Corp
10.75%, 10/6/2017(f)	100	113	6.25%, 1/25/2016	20	21
Consol Energy Inc			SquareTwo Financial Corp
8.00%, 4/1/2017	10	11	11.63%, 4/1/2017(f)	5	5
International Coal Group Inc				$ 484
9.13%, 4/1/2018	10	11	Electric - 0.75%
	$ 146		Baltimore Gas & Electric Co
Commercial Services - 0.05%			5.90%, 10/1/2016	25	28
Hertz Corp/The			Capex SA
6.75%, 4/15/2019(f)	5	5	10.00%, 3/10/2018(f)	5	5
8.88%, 1/1/2014	4	4	CMS Energy Corp
RSC Equipment Rental Inc/RSC Holdings III LLC			6.25%, 2/1/2020	10	10
8.25%, 2/1/2021(f)	10	10	Dominion Resources Inc/VA
10.00%, 7/15/2017(f)	10	12	2.25%, 9/1/2015	5	5
	$ 31		DTE Energy Co
Computers - 0.16%			6.38%, 4/15/2033	15	16
Affiliated Computer Services Inc			Duke Energy Corp
5.20%, 6/1/2015	45	49	3.35%, 4/1/2015	20	20
Seagate HDD Cayman			Edison International
6.88%, 5/1/2020(f)	25	25	3.75%, 9/15/2017	10	10
7.75%, 12/15/2018(f)	10	10	Edison Mission Energy
Spansion LLC			7.50%, 6/15/2013	15	15
7.88%, 11/15/2017(f)	10	10	Elwood Energy LLC
	$ 94		8.16%, 7/5/2026	23	23
Consumer Products - 0.01%			Enel Finance International NV
YCC Holdings LLC / Yankee Finance Inc			6.00%, 10/7/2039(f)	10	9
10.25%, 2/15/2016(f)	5	5	Energy Future Holdings Corp
			9.75%, 10/15/2019	14	14
Diversified Financial Services - 0.84%			Energy Future Intermediate Holding Co LLC
Cantor Fitzgerald LP			9.75%, 10/15/2019	11	11
6.38%, 6/26/2015(f)	35	35	Florida Power & Light Co
CME Group Inc			5.25%, 2/1/2041	10	10
5.75%, 2/15/2014	10	11	5.65%, 2/1/2037	5	5
Countrywide Financial Corp			GenOn REMA LLC
6.25%, 5/15/2016	85	91	9.24%, 7/2/2017	18	20
Credit Acceptance Corp			Kentucky Utilities Co
9.13%, 2/1/2017	5	5	5.13%, 11/1/2040(f)	20	19
9.13%, 2/1/2017(f)	5	5	LG&E and KU Energy LLC
E*Trade Financial Corp			3.75%, 11/15/2020(f)	20	19
12.50%, 11/30/2017	5	6	Mirant Mid Atlantic Pass Through Trust C
ERAC USA Finance LLC			10.06%, 12/30/2028	24	27
2.25%, 1/10/2014(f)	5	5	Nevada Power Co
7.00%, 10/15/2037(f)	40	44	5.38%, 9/15/2040	5	5
Financiera Independencia SAB de CV			Nisource Finance Corp
10.00%, 3/30/2015(f)	4	4	5.25%, 9/15/2017	25	27
Ford Motor Credit Co LLC			6.13%, 3/1/2022	20	22
7.00%, 4/15/2015	40	43	Northern States Power Co/MN
General Electric Capital Corp			5.35%, 11/1/2039	15	15
5.88%, 1/14/2038	25	25	NRG Energy Inc
6.15%, 8/7/2037	5	5	7.38%, 1/15/2017	5	5
6.75%, 3/15/2032	20	22	Oncor Electric Delivery Co LLC
Goldman Sachs Capital I			5.00%, 9/30/2017(f)	5	5
6.35%, 2/15/2034	40	38	5.25%, 9/30/2040(f)	10	9
Goldman Sachs Capital II			PacifiCorp
5.79%, 12/29/2049(d)	10	9	5.65%, 7/15/2018	20	22
Icahn Enterprises LP / Icahn Enterprises Finance			6.25%, 10/15/2037	5	6
Corp			Progress Energy Inc
7.75%, 1/15/2016	5	5	4.40%, 1/15/2021	20	20
ILFC E-Capital Trust II			San Diego Gas & Electric Co
6.25%, 12/21/2065(d),(f)	5	4	5.35%, 5/15/2040	25	25
International Lease Finance Corp			Virginia Electric and Power Co
5.65%, 6/1/2014	15	15	6.00%, 5/15/2037	5	5
8.63%, 9/15/2015(f)	5	6		$ 432
Merrill Lynch & Co Inc			Electronics - 0.08%
5.00%, 1/15/2015	10	11	NXP BV / NXP Funding LLC
National Rural Utilities Cooperative Finance Corp			9.50%, 10/15/2015	5	5
1.90%, 11/1/2015	30	29	9.75%, 8/1/2018(f)	10	11

See accompanying notes

18

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electronics (continued)			Home Equity Asset Backed Securities (continued)
Thermo Fisher Scientific Inc			GSAA Trust
3.20%, 3/1/2016	$ 25 $	25	0.39%, 4/25/2047(b),(d)	$ 132 $	13
Viasystems Inc			Option One Mortgage Loan Trust
12.00%, 1/15/2015(f)	5	6	0.35%, 7/25/2036(d)	106	70
	$ 47		Specialty Underwriting & Residential Finance
Energy - Alternate Sources - 0.02%			1.01%, 2/25/2035(d)	23	20
Headwaters Inc			Wells Fargo Home Equity Trust
7.63%, 4/1/2019(f)	10	10	0.54%, 10/25/2035(d)	102	98
				$ 240
Engineering & Construction - 0.02%			Insurance - 0.76%
Aeropuertos Argentina 2000 SA			Aflac Inc
10.75%, 12/1/2020	8	9	3.45%, 8/15/2015	20	20
Empresas ICA SAB de CV			American International Group Inc
8.90%, 2/4/2021(f)	2	2	3.65%, 1/15/2014	30	30
	$ 11		5.85%, 1/16/2018	15	16
Entertainment - 0.13%			8.18%, 5/15/2068	35	38
CCM Merger Inc			Crum & Forster Holdings Corp
8.00%, 8/1/2013(f)	15	15	7.75%, 5/1/2017	10	10
Lions Gate Entertainment Inc			ING Groep NV
10.25%, 11/1/2016(f)	10	11	5.78%, 12/8/2049	30	28
Peninsula Gaming LLC / Peninsula Gaming Corp			Liberty Mutual Group Inc
8.38%, 8/15/2015	5	5	7.00%, 3/15/2037(d),(f)	5	5
8.38%, 8/15/2015(f)	5	5	10.75%, 6/15/2058(d),(f)	10	13
10.75%, 8/15/2017(f)	5	6	Lincoln National Corp
10.75%, 8/15/2017	10	11	5.65%, 8/27/2012	20	21
WMG Holdings Corp			6.15%, 4/7/2036	30	31
9.50%, 12/15/2014	20	20	7.00%, 5/17/2066(d)	25	25
	$ 73		MetLife Institutional Funding II
Environmental Control - 0.02%			0.00%, 4/4/2014(c),(d),(e),(f)	100	100
EnergySolutions Inc / EnergySolutions LLC			Nationwide Financial Services
10.75%, 8/15/2018(f)	10	11	5.38%, 3/25/2021(f)	25	25
			Willis Group Holdings PLC
Food - 0.23%			5.75%, 3/15/2021	25	25
Blue Merger Sub Inc			WR Berkley Corp
7.63%, 2/15/2019(f)	10	10	6.25%, 2/15/2037	30	29
Kraft Foods Inc			XL Group PLC
5.38%, 2/10/2020	55	58	6.50%, 12/31/2049(d)	25	23
6.25%, 6/1/2012	13	14		$ 439
6.50%, 2/9/2040	15	16	Internet - 0.07%
7.00%, 8/11/2037	30	34	Open Solutions Inc
	$ 132		9.75%, 2/1/2015(f)	20	14
Forest Products & Paper - 0.02%			UPC Holding BV
Georgia-Pacific LLC			9.88%, 4/15/2018(f)	15	16
5.40%, 11/1/2020(f)	10	10	Zayo Group LLC/Zayo Capital Inc
			10.25%, 3/15/2017	10	11
Healthcare - Products - 0.03%				$ 41
Angiotech Pharmaceuticals Inc			Iron & Steel - 0.13%
4.06%, 12/1/2013(d)	20	17	ArcelorMittal
			3.75%, 3/1/2016	15	15
Healthcare - Services - 0.23%			5.50%, 3/1/2021	45	44
CIGNA Corp			Cliffs Natural Resources Inc
5.88%, 3/15/2041	20	20	4.88%, 4/1/2021	15	15
HCA Inc				$ 74
8.50%, 4/15/2019	20	22	Leisure Products & Services - 0.07%
9.25%, 11/15/2016	30	32	Harley-Davidson Financial Services Inc
IASIS Healthcare LLC / IASIS Capital Corp			3.88%, 3/15/2016(f)	40	40
8.75%, 6/15/2014	5	5
Multiplan Inc			Lodging - 0.15%
9.88%, 9/1/2018(f)	10	11	Caesars Entertainment Operating Co Inc
Quest Diagnostics Inc/DE			10.00%, 12/15/2018	23	21
4.70%, 4/1/2021	20	20	Mandalay Resort Group
Select Medical Corp			7.63%, 7/15/2013	5	5
7.63%, 2/1/2015	10	10	MGM Resorts International
Tenet Healthcare Corp			10.00%, 11/1/2016(f)	10	11
9.25%, 2/1/2015(d)	10	11	Starwood Hotels & Resorts Worldwide Inc
	$ 131		6.75%, 5/15/2018	5	5
Home Equity Asset Backed Securities - 0.42%			7.15%, 12/1/2019	10	11
Countrywide Asset-Backed Certificates			Wyndham Worldwide Corp
5.51%, 8/25/2036	42	39	5.63%, 3/1/2021	30	30

See accompanying notes

19

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Miscellaneous Manufacturing (continued)
Wyndham Worldwide Corp (continued)			Tyco International Ltd / Tyco International Finance
5.75%, 2/1/2018	$ 5 $	5	SA
	$ 88		7.00%, 12/15/2019	$ 55 $	66
Media - 0.98%				$ 175
CBS Corp			Mortgage Backed Securities - 5.09%
7.88%, 7/30/2030	10	12	Banc of America Commercial Mortgage Inc
8.88%, 5/15/2019	30	38	5.70%, 4/10/2049(d)	25	25
Comcast Corp			5.89%, 7/10/2044	105	114
6.45%, 3/15/2037	35	36	6.20%, 2/10/2051(d)	130	144
6.50%, 11/15/2035	10	10	Banc of America Funding Corp
COX Communications Inc			0.53%, 7/20/2036(d)	140	100
5.45%, 12/15/2014	10	11	Banc of America Large Loan Inc
DIRECTV Holdings LLC / DIRECTV Financing			5.20%, 1/25/2017(f)	98	102
Co Inc			BCRR Trust
3.50%, 3/1/2016	30	30	5.86%, 12/15/2043(f)	25	26
3.55%, 3/15/2015	5	5	Bear Stearns Commercial Mortgage Securities
5.00%, 3/1/2021	25	25	5.47%, 6/11/2041	130	140
5.88%, 10/1/2019	30	32	Bella Vista Mortgage Trust
6.38%, 3/1/2041	10	10	0.50%, 5/20/2045(b),(d)	83	50
7.63%, 5/15/2016	20	22	Citigroup Commercial Mortgage Trust
DISH DBS Corp			5.62%, 4/10/2012(d)	29	29
7.75%, 5/31/2015	10	11	Commercial Mortgage Pass Through Certificates
7.88%, 9/1/2019	10	11	5.81%, 12/10/2049(d)	80	87
NBC Universal Media LLC			Countrywide Alternative Loan Trust
2.88%, 4/1/2016(f)	50	49	1.60%, 7/20/2035(d)	33	18
4.38%, 4/1/2021(f)	10	10	Countrywide Asset-Backed Certificates
5.15%, 4/30/2020(f)	35	36	0.65%, 4/25/2036(d)	160	2
5.95%, 4/1/2041(f)	15	14	Credit Suisse First Boston Mortgage Securities
News America Inc			Corp
4.50%, 2/15/2021(f)	40	39	0.26%, 5/15/2036(d),(f)	482	—
6.20%, 12/15/2034	25	25	0.37%, 11/15/2037(d),(f)	1,131	20
Time Warner Inc			Credit Suisse Mortgage Capital Certificates
4.75%, 3/29/2021(e)	50	50	5.34%, 12/15/2043(d),(f)	25	24
6.25%, 3/29/2041(e)	25	25	5.38%, 11/15/2016(d),(f)	65	68
7.63%, 4/15/2031	5	6	5.47%, 8/16/2016(f)	25	25
Univision Communications Inc			5.66%, 5/10/2017(f)	50	50
7.88%, 11/1/2020(f)	5	5	5.70%, 7/15/2017(f)	50	52
8.50%, 5/15/2021(f)	30	31	Fannie Mae
Viacom Inc			5.75%, 6/25/2018(d)	274	24
6.88%, 4/30/2036	20	22	6.50%, 11/25/2036(d)	83	12
	$ 565		6.50%, 2/25/2047	23	26
Mining - 0.26%			6.69%, 4/25/2039(d)	12	13
Alcoa Inc			7.15%, 3/25/2039(d)	13	14
5.90%, 2/1/2027	10	10	Freddie Mac
AngloGold Ashanti Holdings PLC			0.86%, 8/15/2018(d)	36	37
5.38%, 4/15/2020	5	5	GE Capital Commercial Mortgage Corp
FMG Resources August 2006 Pty Ltd			5.61%, 4/10/2017(d)	50	47
6.88%, 2/1/2018(f)	10	10	Ginnie Mae
Freeport-McMoRan Copper & Gold Inc			5.00%, 10/16/2022(d)	99	10
8.38%, 4/1/2017	65	72	7.14%, 1/16/2032(d)	426	86
Rio Tinto Finance USA Ltd			Greenwich Capital Commercial Funding Corp
1.88%, 11/2/2015	25	24	5.44%, 3/10/2039(d)	30	32
5.20%, 11/2/2040	10	9	GS Mortgage Securities Corp II
Southern Copper Corp			5.36%, 2/10/2021(d),(f)	100	101
5.38%, 4/16/2020	5	5	5.81%, 8/10/2045(d)	40	42
6.75%, 4/16/2040	10	10	Indymac Index Mortgage Loan Trust
Vale Overseas Ltd			0.43%, 2/25/2037(d)	160	127
4.63%, 9/15/2020	5	5	0.49%, 6/25/2037(b),(d)	105	65
	$ 150		JP Morgan Chase Commercial Mortgage Securities
Miscellaneous Manufacturing - 0.30%			Corp
GE Capital Trust I			5.34%, 5/15/2047	75	78
6.38%, 11/15/2067	80	82	5.43%, 11/15/2016	50	51
Polymer Group Inc			JP Morgan Mortgage Trust
7.75%, 2/1/2019(f)	5	5	5.84%, 6/25/2036(d)	6	6
Textron Inc			LB-UBS Commercial Mortgage Trust
6.20%, 3/15/2015	10	11	5.46%, 2/15/2040(d)	50	50
Tyco International Finance SA			6.09%, 4/15/2041(d)	75	83
4.13%, 10/15/2014	10	11	6.09%, 4/15/2041(d)	75	76
			6.24%, 7/17/2040(d)	50	28

See accompanying notes

20

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Merrill Lynch/Countrywide Commercial Mortgage			Marathon Petroleum Corp
Trust			5.13%, 3/1/2021(f)	$ 15 $	15
5.49%, 3/12/2051	$ 45 $	47	6.50%, 3/1/2041(f)	10	10
5.53%, 3/12/2051	70	67	Nexen Inc
Morgan Stanley Capital I			6.40%, 5/15/2037	20	20
0.51%, 6/12/2012(d)	84	80	Noble Energy Inc
5.36%, 3/15/2044(d)	30	31	6.00%, 3/1/2041	25	25
5.60%, 4/12/2049(d)	25	26	Petrobras International Finance Co - Pifco
Morgan Stanley Reremic Trust			3.88%, 1/27/2016	20	20
10.24%, 12/17/2043(d),(f)	100	105	5.38%, 1/27/2021	10	10
NCUA Guaranteed Notes			Petro-Canada
2.90%, 10/29/2020	70	68	6.05%, 5/15/2018	10	11
RBSCF Trust			Petrohawk Energy Corp
5.80%, 7/17/2014(d),(f)	50	53	7.25%, 8/15/2018(f)	10	10
Sequoia Mortgage Trust			10.50%, 8/1/2014	5	6
0.75%, 2/20/2034(d)	55	44	Petroleum Development Corp
Structured Asset Securities Corp			12.00%, 2/15/2018	10	11
5.50%, 6/25/2036(d)	86	30	Petroquest Energy Inc
Wachovia Bank Commercial Mortgage Trust			10.00%, 9/1/2017	5	5
0.45%, 12/15/2043(d),(f)	50	39	Pioneer Natural Resources Co
0.54%, 10/15/2041(d),(f)	1,281	6	6.88%, 5/1/2018	5	5
5.68%, 5/15/2046(d)	110	117	7.50%, 1/15/2020	10	11
5.90%, 2/15/2051(d)	55	59	Plains Exploration & Production Co
WAMU Commercial Mortgage Securities Trust			6.63%, 5/1/2021	5	5
3.83%, 1/25/2035(f)	5	5	Precision Drilling Corp
WaMu Mortgage Pass Through Certificates			6.63%, 11/15/2020(f)	5	5
0.47%, 8/25/2046(b),(d)	128	33	Pride International Inc
0.63%, 11/25/2045(d)	5	4	6.88%, 8/15/2020	45	51
0.78%, 1/25/2045(d)	71	7	7.88%, 8/15/2040	20	24
2.69%, 5/25/2035(d)	21	21	QEP Resources Inc
Washington Mutual Alternative Mortgage Pass-			6.88%, 3/1/2021	5	5
Through Certificates			Quicksilver Resources Inc
0.53%, 6/25/2046(d)	83	5	11.75%, 1/1/2016	5	6
	$ 2,931		Rowan Cos Inc
Office & Business Equipment - 0.09%			5.00%, 9/1/2017	35	36
Xerox Corp			Suncor Energy Inc
6.75%, 2/1/2017	45	52	6.10%, 6/1/2018	10	11
			6.50%, 6/15/2038	10	11
Oil & Gas - 1.29%			Talisman Energy Inc
Anadarko Petroleum Corp			5.13%, 5/15/2015	10	11
6.38%, 9/15/2017	55	61	Transocean Inc
6.45%, 9/15/2036	15	15	6.00%, 3/15/2018	25	27
Apache Corp			Valero Energy Corp
3.63%, 2/1/2021	20	19	6.63%, 6/15/2037	5	5
5.25%, 2/1/2042	10	10	Venoco Inc
BP Capital Markets PLC			8.88%, 2/15/2019(f)	5	5
3.13%, 10/1/2015	35	35	11.50%, 10/1/2017	5	6
3.63%, 5/8/2014	50	52		$ 743
Canadian Natural Resources Ltd			Oil & Gas Services - 0.12%
5.70%, 5/15/2017	15	17	Cameron International Corp
Chaparral Energy Inc			6.38%, 7/15/2018	20	22
8.25%, 9/1/2021(f)	5	5	7.00%, 7/15/2038	5	6
9.88%, 10/1/2020(f)	10	11	Key Energy Services Inc
Chesapeake Energy Corp			6.75%, 3/1/2021	5	5
6.13%, 2/15/2021	40	41	Schlumberger Norge AS
9.50%, 2/15/2015	20	25	4.20%, 1/15/2021(f)	10	10
ConocoPhillips Holding Co			Weatherford International Ltd/Bermuda
6.95%, 4/15/2029	25	30	5.13%, 9/15/2020	20	20
Denbury Resources Inc			6.75%, 9/15/2040	5	5
8.25%, 2/15/2020	10	11		$ 68
9.75%, 3/1/2016	15	17	Other Asset Backed Securities - 1.83%
GMX Resources Inc			Aircraft Certificate Owner Trust
11.38%, 2/15/2019(f)	5	5	7.00%, 9/20/2022(c),(f)	5	5
Hilcorp Energy I LP/Hilcorp Finance Co			Ameriquest Mortgage Securities Inc
7.63%, 4/15/2021(f)	10	11	0.55%, 3/25/2035(d)	13	12
Linn Energy LLC/Linn Energy Finance Corp			Carrington Mortgage Loan Trust
7.75%, 2/1/2021(f)	5	5	0.53%, 12/25/2035(d)	275	263
8.63%, 4/15/2020(f)	5	6	Citigroup Mortgage Loan Trust Inc
			0.40%, 3/25/2037(d)	100	95

See accompanying notes

21

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Other Asset Backed Securities (continued)			Pipelines (continued)
CNH Equipment Trust			Plains All American Pipeline LP / PAA Finance
1.54%, 7/15/2014	$ 78 $	79	Corp
Countrywide Asset-Backed Certificates			3.95%, 9/15/2015	$ 20 $	21
0.50%, 3/25/2036(b),(d)	126	87	5.00%, 2/1/2021	15	15
0.54%, 2/25/2036(d)	22	22	Williams Cos Inc/The
1.85%, 1/25/2034(d)	123	88	7.88%, 9/1/2021	25	31
First Horizon Asset Backed Trust			8.75%, 3/15/2032	10	13
0.38%, 10/25/2026(d)	105	86	Williams Partners LP
First-Citizens Home Equity Loan LLC			3.80%, 2/15/2015	25	26
0.47%, 9/15/2022(d),(f)	29	24		$ 360
JP Morgan Mortgage Acquisition Corp			Real Estate - 0.18%
0.40%, 3/25/2037(d)	75	58	Country Garden Holdings Co
0.42%, 4/25/2036(d)	145	116	10.50%, 8/11/2015	100	103
5.45%, 11/25/2036	83	84
Marriott Vacation Club Owner Trust			REITS - 0.27%
5.52%, 5/20/2029(d),(f)	16	16	Developers Diversified Realty Corp
MSDWCC Heloc Trust			4.75%, 4/15/2018	40	39
0.44%, 7/25/2017(d)	19	17	Digital Realty Trust LP
	$ 1,052		4.50%, 7/15/2015	45	46
Packaging & Containers - 0.02%			5.25%, 3/15/2021	20	20
Packaging Dynamics Corp			DuPont Fabros Technology LP
8.75%, 2/1/2016(f)	10	10	8.50%, 12/15/2017	5	5
			Entertainment Properties Trust
Pharmaceuticals - 0.25%			7.75%, 7/15/2020(f)	35	38
AmerisourceBergen Corp			HCP Inc
5.63%, 9/15/2012	25	26	3.75%, 2/1/2016	10	10
Giant Funding Corp				$ 158
8.25%, 2/1/2018(f)	5	5	Retail - 0.39%
McKesson Corp			CVS Caremark Corp
6.00%, 3/1/2041	5	5	3.25%, 5/18/2015	10	10
Omnicare Inc			6.13%, 9/15/2039	15	15
6.13%, 6/1/2013	3	3	CVS Pass-Through Trust
7.75%, 6/1/2020	5	5	5.77%, 1/10/2033(f)	30	30
Quintiles Transnational Corp			7.51%, 1/10/2032(f)	5	6
9.50%, 12/30/2014(f)	10	10	DineEquity Inc
Sanofi-Aventis SA			9.50%, 10/30/2018(f)	5	6
2.63%, 3/29/2016	40	40	Ferrellgas LP/Ferrellgas Finance Corp
4.00%, 3/29/2021	20	20	9.13%, 10/1/2017	15	17
Valeant Pharmaceuticals International			Grupo Famsa SAB de CV
7.25%, 7/15/2022(f)	10	10	11.00%, 7/20/2015	2	2
Watson Pharmaceuticals Inc			Home Depot Inc
5.00%, 8/15/2014	20	22	4.40%, 4/1/2021	35	35
	$ 146		Ltd Brands Inc
Pipelines - 0.62%			6.63%, 4/1/2021	5	5
Buckeye Partners LP			7.00%, 5/1/2020	5	5
4.88%, 2/1/2021	25	25	Macy's Retail Holdings Inc
El Paso Corp			5.75%, 7/15/2014	40	43
7.75%, 1/15/2032	10	11	5.90%, 12/1/2016	10	11
El Paso Pipeline Partners Operating Co LLC			Nordstrom Inc
6.50%, 4/1/2020	15	17	6.25%, 1/15/2018	20	23
Energy Transfer Equity LP			Suburban Propane Partners LP/Suburban Energy
7.50%, 10/15/2020	5	5	Finance Corp
Energy Transfer Partners LP			7.38%, 3/15/2020	5	5
5.95%, 2/1/2015	15	16	Yum! Brands Inc
Enterprise Products Operating LLC			6.88%, 11/15/2037	10	11
6.13%, 10/15/2039	20	20		$ 224
8.38%, 8/1/2066	25	27	Semiconductors - 0.04%
Kinder Morgan Energy Partners LP			Advanced Micro Devices Inc
3.50%, 3/1/2016	35	35	7.75%, 8/1/2020	10	10
6.38%, 3/1/2041	20	20	Freescale Semiconductor Inc
6.95%, 1/15/2038	20	22	9.25%, 4/15/2018(f)	5	6
MarkWest Energy Partners LP / MarkWest Energy			Jazz Technologies Inc
Finance Corp			8.00%, 6/30/2015	5	5
6.75%, 11/1/2020	5	5		$ 21
8.75%, 4/15/2018	10	11	Sovereign - 0.01%
ONEOK Partners LP			Uruguay Government International Bond
3.25%, 2/1/2016	40	40	6.88%, 9/28/2025	6	7

See accompanying notes

22

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
Student Loan Asset Backed Securities - 0.04%			Aerospace & Defense - 0.01%
SLM Student Loan Trust			GenCorp Inc
1.60%, 1/25/2018(d)	$ 25	$ 26	4.06%, 12/31/2039	$ 5	$ 5

Telecommunications - 0.99%			TOTAL CONVERTIBLE BONDS		$ 5
America Movil SAB de CV				Principal
5.63%, 11/15/2017	7	8	SENIOR FLOATING RATE INTERESTS -	Amount
6.38%, 3/1/2035	3	3	0.05%	(000's) Value (000's)
AT&T Inc			Insurance - 0.05%
6.15%, 9/15/2034	15	15	Asurion Corp, PIK Term Loan
6.50%, 9/1/2037	5	5	6.76%, 7/7/2015(d)	$ 28	$ 28
Cincinnati Bell Inc
8.38%, 10/15/2020	10	10	TOTAL SENIOR FLOATING RATE INTERESTS		$ 28
Cisco Systems Inc				Principal
1.63%, 3/14/2014	15	15	U.S. GOVERNMENT & GOVERNMENT	Amount
5.50%, 1/15/2040	10	10	AGENCY OBLIGATIONS - 17.48%	(000's)	Value (000's)
Clearwire Communications LLC/Clearwire Finance			Federal Home Loan Mortgage Corporation (FHLMC) - 2.34%
Inc			4.00%, 8/1/2025(g)	$ 132	$ 137
12.00%, 12/1/2015(f)	30	33	4.00%, 4/1/2026(g),(h)	160	164
CommScope Inc			5.00%, 8/1/2040(g)	251	262
8.25%, 1/15/2019(f)	10	11	5.50%, 12/1/2022(g)	31	33
Global Crossing Ltd			5.50%, 5/1/2036(g)	70	76
9.00%, 11/15/2019(f)	5	5	5.50%, 11/1/2039(g)	161	173
12.00%, 9/15/2015	10	11	6.00%, 1/1/2029(g)	23	25
Intelsat Luxembourg SA			6.00%, 10/1/2036(d),(g)	43	47
11.25%, 2/4/2017	15	16	6.00%, 8/1/2037(g)	96	105
11.50%, 2/4/2017	20	22	6.00%, 1/1/2038(d),(g)	20	22
Intelsat Subsidiary Holding Co SA			6.00%, 7/1/2038(g)	93	102
8.88%, 1/15/2015	25	26	6.50%, 6/1/2017(g)	27	30
Juniper Networks Inc			6.50%, 5/1/2031(g)	7	8
5.95%, 3/15/2041	20	20	6.50%, 6/1/2031(g)	23	26
Level 3 Financing Inc			6.50%, 11/1/2031(g)	8	9
9.25%, 11/1/2014	10	10	6.50%, 10/1/2035(g)	46	52
Nextel Communications Inc			7.00%, 12/1/2027(g)	23	26
7.38%, 8/1/2015	30	30	7.50%, 8/1/2030(g)	2	3
NII Capital Corp			8.00%, 12/1/2030(g)	42	50
7.63%, 4/1/2021	8	8			$ 1,350
SBA Tower Trust			Federal National Mortgage Association (FNMA) - 8.56%
4.25%, 4/15/2015(f)	25	26
			2.51%, 3/1/2035(d),(g)	23	24
Telecom Italia Capital SA			2.72%, 7/1/2034(d),(g)	9	10
0.91%, 7/18/2011(d)	45	45
			4.00%, 8/1/2020(g)	27	28
5.25%, 11/15/2013	15	16	4.00%, 5/1/2024(g)	79	82
Telefonica Emisiones SAU			4.00%, 7/1/2024(g)	15	16
3.73%, 4/27/2015	25	25	4.00%, 5/1/2025(g)	19	19
3.99%, 2/16/2016	30	30	4.50%, 1/1/2020(g)	21	23
5.46%, 2/16/2021	15	15	4.50%, 4/1/2024(g)	25	27
Verizon Communications Inc			4.50%, 5/1/2025(g)	92	96
6.25%, 4/1/2037	15	15	4.50%, 7/1/2025(g)	32	34
Verizon Global Funding Corp			4.50%, 6/1/2039(g)	18	18
7.75%, 12/1/2030	45	54	4.50%, 8/1/2039(g)	54	55
Vodafone Group PLC			4.50%, 5/1/2040(g)	308	315
0.59%, 2/27/2012(d)	75	75
			4.50%, 1/1/2041(g)	239	244
Wind Acquisition Finance SA			4.50%, 2/1/2041(g)	170	173
11.75%, 7/15/2017(f)	10	12
			4.50%, 4/1/2041(g),(h)	214	218
		$ 571	5.00%, 3/1/2040(g)	94	99
Transportation - 0.08%			5.00%, 4/1/2041(g),(h)	795	832
CSX Corp			5.50%, 1/1/2018(g)	270	292
6.25%, 3/15/2018	15	17	5.50%, 3/1/2018(g)	427	463
7.38%, 2/1/2019	15	18	5.50%, 1/1/2019(g)	90	98
Navios Maritime Holdings Inc / Navios Maritime			5.50%, 4/1/2035(g)	18	19
Finance US Inc			5.50%, 7/1/2037(g)	89	95
8.88%, 11/1/2017	5	6	5.50%, 7/1/2038(g)	189	204
PHI Inc			5.50%, 5/1/2040(g),(h)	330	352
8.63%, 10/15/2018	5	5	5.50%, 5/1/2040(g)	97	104
		$ 46	5.50%, 7/1/2040(g)	450	482
TOTAL BONDS		$ 12,280	5.66%, 2/1/2036(d),(g)	21	22
			5.67%, 4/1/2037(d),(g)	28	30
			6.00%, 2/1/2025(g)	81	89
			6.00%, 1/1/2037(g)	87	95
			6.00%, 11/1/2037(g)	101	110

See accompanying notes

23

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

			(a) Non-Income Producing Security
			(b) Security is Illiquid
Principal			(c)	Market value is determined in accordance with procedures established in
U.S. GOVERNMENT & GOVERNMENT	Amount		good faith by the Board of Directors. At the end of the period, the value of
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	these securities totaled $105 or 0.18% of net assets.
Federal National Mortgage Association (FNMA) (continued)			(d) Variable Rate. Rate shown is in effect at March 31, 2011.
6.00%, 1/1/2038(g)	$ 59	$ 64
6.00%, 3/1/2038(g)	30	33	(e) Security purchased on a when-issued basis.
6.50%, 2/1/2032(g)	22	24	(f)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 7/1/2037(g)	11	12	1933. These securities may be resold in transactions exempt from
6.50%, 7/1/2037(g)	14	16	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 2/1/2038(g)	15	17	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $2,062 or 3.58% of net assets.
		$ 4,934	(g)	This entity was put into conservatorship by the US Government in 2008.
Government National Mortgage Association (GNMA) - 1.76%			See Notes to Financial Statements for additional information.
4.50%, 5/1/2040(h)	220	226
			(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.50%, 8/15/2040	222	230	Notes to Financial Statements for additional information.
5.00%, 2/15/2039	163	175
5.00%, 8/20/2040	219	232
6.00%, 9/20/2026	21	23
6.00%, 1/15/2029	77	86	Unrealized Appreciation (Depreciation)
6.00%, 6/15/2032	8	9	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.00%, 5/15/2031	12	14	cost of investments held as of the period end were as follows:
7.00%, 2/20/2032	18	21
		$ 1,016	Unrealized Appreciation	$ 6,009
U.S. Treasury - 4.82%			Unrealized Depreciation	(1,410)
0.63%, 2/28/2013	15	15	Net Unrealized Appreciation (Depreciation)	$ 4,599
1.88%, 8/31/2017	625	593	Cost for federal income tax purposes	$ 54,084
2.63%, 2/29/2016	350	357	All dollar amounts are shown in thousands (000's)
2.63%, 1/31/2018	200	197
2.63%, 11/15/2020	325	303	Portfolio Summary (unaudited)
3.13%, 1/31/2017	350	361	Sector	Percent
3.13%, 5/15/2019	45	45	Mortgage Securities	17.75%
4.00%, 8/15/2018	205	219	Financial	15.25%
4.38%, 5/15/2040	75	74	Consumer, Non-cyclical	11.95%
6.00%, 2/15/2026	305	372	Energy	11.05%
8.13%, 8/15/2019	175	240	Technology	9.00%
		$ 2,776	Industrial	8.95%
TOTAL U.S. GOVERNMENT &			Communications	8.54%
GOVERNMENT AGENCY OBLIGATIONS		$ 10,076	Consumer, Cyclical	6.05%
Maturity			Government	4.83%
	Amount		Basic Materials	3.62%
REPURCHASE AGREEMENTS - 0.29%	(000's)	Value (000's)	Asset Backed Securities	2.57%
Banks - 0.29%			Utilities	2.17%
Investment in Joint Trading Account; Credit Suisse $	30	$ 30	Exchange Traded Funds	0.06%
Repurchase Agreement; 0.12% dated			Diversified	0.03%
03/31/11 maturing 04/01/11 (collateralized by			Liabilities in Excess of Other Assets, Net	(1.82)%
US Treasury Notes; $30,861; 2.50% - 3.13%;			TOTAL NET ASSETS	100.00%
dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	16	16
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $16,681; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	29	29
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $29,192; 0.38% - 4.38%;
dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	70	69
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $70,896; 0.00% -
8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	25	25
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $25,023; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 169
TOTAL REPURCHASE AGREEMENTS		$ 169
Total Investments		$ 58,683
Liabilities in Excess of Other Assets, Net - (1.82)%		$ (1,051)
TOTAL NET ASSETS - 100.00%		$ 57,632

See accompanying notes

24

Schedule of Investments
Balanced Account
March 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	3	$ 192	$ 198	$ 6
					$ 6
All dollar amounts are shown in thousands (000's)

See accompanying notes

25

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588 $	—	BONDS (continued)	(000's)	Value (000's)
			Automobile Parts & Equipment (continued)
TOTAL COMMON STOCKS		$ —	Uncle Acquisition 2010 Corp
	Principal		8.63%, 02/15/2019(f)	$ 35	$ 37
	Amount				$ 244
BONDS - 60.40%	(000's)	Value (000's)	Banks - 8.10%
Advertising - 0.20%			Akbank TAS
Interpublic Group of Cos Inc			6.50%, 03/09/2018(f)	150	153
10.00%, 07/15/2017	$ 570	$ 678	Ally Financial Inc
			8.00%, 03/15/2020	190	207
Aerospace & Defense - 0.24%			8.30%, 02/12/2015	300	329
BE Aerospace Inc			Associated Banc-Corp
6.88%, 10/01/2020	80	83	5.13%, 03/28/2016	470	472
GenCorp Inc			Axis Bank Ltd/Dubai
9.50%, 08/15/2013	398	404	4.75%, 05/02/2016	100	100
Spirit Aerosystems Inc			BAC Capital Trust XIII
6.75%, 12/15/2020	135	138	0.71%, 12/31/2049(d)	700	491
Triumph Group Inc			BAC Capital Trust XIV
8.63%, 07/15/2018	175	193	5.63%, 03/15/2043(d)	194	149
		$ 818	Banco de Credito del Peru/Panama
Agriculture - 0.26%			4.75%, 03/16/2016(f)	110	108
Altria Group Inc			5.38%, 09/16/2020(f)	55	52
9.95%, 11/10/2038	235	328	Banco do Brasil SA/Cayman
Archer-Daniels-Midland Co			5.38%, 01/15/2021(f)	100	97
4.70%, 03/01/2021(d),(e)	190	192	BanColombia SA
4.70%, 03/01/2041(d),(e)	105	108	6.13%, 07/26/2020	15	15
MHP SA			Bank of America Corp
10.25%, 04/29/2015	105	112	3.63%, 03/17/2016	1,550	1,528
Southern States Cooperative Inc			8.00%, 12/29/2049(d)	300	323
11.25%, 05/15/2015(f)	120	130	BBVA Bancomer SA/Texas
		$ 870	4.50%, 03/10/2016(f)	150	150
Airlines - 0.10%			BPCE SA
			2.38%, 10/04/2013(f)	950	949
Continental Airlines 2007-1 Class C Pass Through
Trust			Capital One Financial Corp
7.34%, 04/19/2014	12	12	5.70%, 09/15/2011	310	317
Delta Air Lines 2011-1 Pass Through Trust			CBQ Finance Ltd
5.30%, 04/15/2019(e)	45	45	7.50%, 11/18/2019	100	109
UAL 2009-1 Pass Through Trust			CIT Group Inc
10.40%, 11/01/2016	61	69	7.00%, 05/01/2017	751	752
UAL 2009-2A Pass Through Trust			Citigroup Inc
9.75%, 01/15/2017	92	105	4.75%, 05/19/2015	335	351
United Airlines 2007-1 Class C Pass Through Trust			5.63%, 08/27/2012	705	741
2.71%, 07/02/2014(d),(f)	105	92	City National Corp/CA
		$ 323	5.25%, 09/15/2020	515	509
Automobile Asset Backed Securities - 1.24%			Cooperatieve Centrale Raiffeisen-Boerenleenbank
CarMax Auto Owner Trust			BA/Netherlands
			11.00%, 12/29/2049(d),(f)	281	366
0.75%, 09/16/2013	800	801
Santander Drive Auto Receivables Trust			Discover Bank/Greenwood DE
1.36%, 03/15/2013	1,931	1,936	8.70%, 11/18/2019	525	629
1.48%, 07/15/2013(f)	397	398	Goldman Sachs Group Inc/The
			0.49%, 02/06/2012(d)	500	500
Volkswagen Auto Loan Enhanced Trust
1.98%, 09/20/2017(d)	600	597	3.63%, 02/07/2016	845	837
Wheels SPV LLC			6.45%, 05/01/2036	215	210
1.81%, 08/15/2012(d),(f)	490	493	6.75%, 10/01/2037	400	404
		$ 4,225	Halyk Savings Bank of Kazakhstan JSC
			7.25%, 05/03/2017	100	104
Automobile Floor Plan Asset Backed Securities - 0.45%			HBOS Capital Funding LP
BMW Floorplan Master Owner Trust			6.07%, 06/29/2049(d),(f)	205	187
1.41%, 09/15/2014(d),(f)	1,500	1,516
			HSBC Holdings PLC
			5.10%, 04/05/2021(e)	1,115	1,121
Automobile Manufacturers - 0.15%			HSBC USA Capital Trust I
Daimler Finance North America LLC			7.81%, 12/15/2026(f)	850	868
3.00%, 03/28/2016(f)	305	303
			ICICI Bank Ltd
Hyva Global BV			5.75%, 11/16/2020(f)	200	197
8.63%, 03/24/2016(c),(f)	200	206
			ICICI Bank Ltd/Bahrain
		$ 509	6.63%, 10/03/2012	125	132
Automobile Parts & Equipment - 0.07%			ING Bank NV
Goodyear Tire & Rubber Co/The			4.00%, 03/15/2016(f)	1,000	999
10.50%, 05/15/2016	185	207	JP Morgan Chase & Co
			2.60%, 01/15/2016	445	430
			3.45%, 03/01/2016	280	279

See accompanying notes

26

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Building Materials (continued)
JP Morgan Chase & Co (continued)			CRH America Inc (continued)
5.25%, 05/01/2015	$ 695 $	744	8.13%, 07/15/2018	$ 185 $	218
Kazkommertsbank JSC			Lafarge SA
8.50%, 04/16/2013	40	41	6.15%, 07/15/2011	270	274
KeyBank NA				$ 1,200
5.45%, 03/03/2016	250	267	Chemicals - 0.69%
KeyCorp			CF Industries Inc
3.75%, 08/13/2015	380	384	7.13%, 05/01/2020	520	590
LBG Capital No.1 PLC			Dow Chemical Co/The
8.00%, 12/29/2049(d),(f)	435	415	2.50%, 02/15/2016	300	289
Morgan Stanley			4.25%, 11/15/2020	585	559
4.75%, 04/01/2014	670	698	5.90%, 02/15/2015	130	144
5.50%, 01/26/2020	340	342	7.38%, 11/01/2029	155	186
5.63%, 09/23/2019	1,205	1,231	Ineos Finance PLC
5.75%, 01/25/2021	650	656	9.00%, 05/15/2015(f)	90	98
6.25%, 08/28/2017	685	745	Potash Corp of Saskatchewan Inc
NB Capital Trust II			5.88%, 12/01/2036	110	113
7.83%, 12/15/2026	700	716	Reichhold Industries Inc
PNC Funding Corp			9.00%, 08/15/2014(f)	220	194
0.44%, 01/31/2012(d)	1,000	1,000	Vertellus Specialties Inc
PNC Preferred Funding Trust III			9.38%, 10/01/2015(f)	170	182
8.70%, 02/28/2049(d),(f)	200	214		$ 2,355
Royal Bank of Scotland Group PLC			Coal - 0.30%
4.70%, 07/03/2018	77	67	Arch Coal Inc
5.05%, 01/08/2015	200	200	8.75%, 08/01/2016	150	168
Royal Bank of Scotland PLC/The			Berau Capital Resources Pte Ltd
3.40%, 08/23/2013	500	511	12.50%, 07/08/2015(f)	100	117
4.38%, 03/16/2016	515	518	Bumi Investment Pte Ltd
Santander US Debt SA Unipersonal			10.75%, 10/06/2017(f)	200	226
2.99%, 10/07/2013(f)	600	596	Consol Energy Inc
SunTrust Preferred Capital I			8.00%, 04/01/2017	225	246
5.85%, 12/31/2049(d)	47	37	Drummond Co Inc
US Bank NA/Cincinnati OH			9.00%, 10/15/2014(f)	70	74
3.78%, 04/29/2020(d)	1,285	1,309	International Coal Group Inc
VTB Bank OJSC Via VTB Capital SA			9.13%, 04/01/2018	130	147
6.88%, 05/29/2018	100	109	James River Escrow Inc
Wells Fargo & Co			7.88%, 04/01/2019(f)	25	26
4.60%, 04/01/2021	625	618		$ 1,004
7.98%, 03/29/2049(d)	290	318
			Commercial Services - 0.15%
Wells Fargo Bank NA			DP World Ltd
0.52%, 05/16/2016(d)	625	596
			6.85%, 07/02/2037	100	92
	$ 27,497		Hertz Corp/The
Beverages - 0.79%			6.75%, 04/15/2019(f)	85	84
Anheuser-Busch InBev Worldwide Inc			8.88%, 01/01/2014	56	57
4.13%, 01/15/2015	225	238	RSC Equipment Rental Inc/RSC Holdings III LLC
5.00%, 04/15/2020	1,435	1,501	8.25%, 02/01/2021(f)	110	115
5.38%, 11/15/2014	120	132	10.00%, 07/15/2017(f)	150	171
8.20%, 01/15/2039	185	252		$ 519
Coca-Cola Femsa SAB de CV			Computers - 0.45%
4.63%, 02/15/2020	100	101	Affiliated Computer Services Inc
Dr Pepper Snapple Group Inc			5.20%, 06/01/2015	740	798
2.90%, 01/15/2016	460	456	Seagate HDD Cayman
	$ 2,680		6.88%, 05/01/2020(f)	565	563
Biotechnology - 0.27%			Spansion LLC
Celgene Corp			7.88%, 11/15/2017(f)	160	163
5.70%, 10/15/2040	385	373		$ 1,524
Genzyme Corp			Consumer Products - 0.11%
5.00%, 06/15/2020	175	186	Reynolds Group Issuer Inc / Reynolds Group Issuer
Gilead Sciences Inc			LLC / Reynolds Group Issuer (Luxembourg) S.A.
4.50%, 04/01/2021	120	119	7.13%, 04/15/2019(f)	235	241
Talecris Biotherapeutics Holdings Corp			Scotts Miracle-Gro Co/The
7.75%, 11/15/2016	220	241	6.63%, 12/15/2020(f)	45	46
	$ 919		YCC Holdings LLC / Yankee Finance Inc
Building Materials - 0.35%			10.25%, 02/15/2016(f)	70	71
Cemex SAB de CV				$ 358
9.00%, 01/11/2018(f)	100	105
			Credit Card Asset Backed Securities - 0.59%
CRH America Inc			Capital One Multi-Asset Execution Trust
4.13%, 01/15/2016	285	285	0.34%, 09/15/2015(d)	500	498
5.75%, 01/15/2021	310	318

See accompanying notes

27

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Electric (continued)
Discover Card Master Trust			CMS Energy Corp
1.55%, 12/15/2014(d)	$ 990 $	1,003	6.25%, 02/01/2020	$ 190 $	198
5.65%, 03/16/2020	462	518	Dominion Resources Inc/VA
	$ 2,019		2.25%, 09/01/2015	240	233
Distribution & Wholesale - 0.06%			DTE Energy Co
Marfrig Overseas Ltd			6.38%, 04/15/2033	190	198
9.50%, 05/04/2020	100	105	Edison International
Minerva Overseas II Ltd			3.75%, 09/15/2017	160	158
10.88%, 11/15/2019	100	110	Edison Mission Energy
	$ 215		7.50%, 06/15/2013	190	189
Diversified Financial Services - 3.17%			Elwood Energy LLC
Alfa Bank OJSC Via Alfa Bond Issuance PLC			8.16%, 07/05/2026	201	199
7.88%, 09/25/2017	100	106	Enel Finance International NV
Cantor Fitzgerald LP			6.00%, 10/07/2039(f)	120	109
6.38%, 06/26/2015(f)	510	513	Energy Future Holdings Corp
CME Group Inc			9.75%, 10/15/2019	223	229
5.75%, 02/15/2014	145	161	10.00%, 01/15/2020	105	111
Credit Acceptance Corp			Energy Future Intermediate Holding Co LLC
9.13%, 02/01/2017	75	81	9.75%, 10/15/2019	275	282
9.13%, 02/01/2017(f)	130	140	Florida Power & Light Co
DTEK Finance BV			5.25%, 02/01/2041	115	113
9.50%, 04/28/2015	105	111	5.65%, 02/01/2037	100	103
E*Trade Financial Corp			GenOn REMA LLC
12.50%, 11/30/2017	111	132	9.24%, 07/02/2017	349	378
ERAC USA Finance LLC			Indiantown Cogeneration LP
2.25%, 01/10/2014(f)	120	120	9.77%, 12/15/2020	50	54
7.00%, 10/15/2037(f)	595	648	Jersey Central Power & Light Co
Financiera Independencia SAB de CV			5.63%, 05/01/2016	160	177
10.00%, 03/30/2015(f)	48	52	Kentucky Utilities Co
Ford Motor Credit Co LLC			5.13%, 11/01/2040(f)	180	172
5.75%, 02/01/2021	305	301	LG&E and KU Energy LLC
7.00%, 04/15/2015	330	357	3.75%, 11/15/2020(f)	310	286
General Electric Capital Corp			Mirant Mid Atlantic Pass Through Trust C
0.42%, 04/10/2012(d)	1,980	1,982	10.06%, 12/30/2028	399	446
5.88%, 01/14/2038	385	380	Nevada Power Co
6.15%, 08/07/2037	45	46	5.38%, 09/15/2040	80	77
6.75%, 03/15/2032	830	912	Nisource Finance Corp
Goldman Sachs Capital I			5.25%, 09/15/2017	145	154
6.35%, 02/15/2034	125	120	5.40%, 07/15/2014	350	382
Goldman Sachs Capital II			6.13%, 03/01/2022	435	473
5.79%, 12/29/2049(d)	200	173	6.25%, 12/15/2040	100	102
HSBC Finance Capital Trust IX			Northern States Power Co/MN
5.91%, 11/30/2035	160	153	5.35%, 11/01/2039	125	126
Icahn Enterprises LP / Icahn Enterprises Finance			NRG Energy Inc
Corp			7.38%, 01/15/2017	105	110
7.75%, 01/15/2016	190	195	Oncor Electric Delivery Co LLC
ILFC E-Capital Trust II			5.00%, 09/30/2017(f)	145	150
6.25%, 12/21/2065(d),(f)	155	130	5.25%, 09/30/2040(f)	160	147
International Lease Finance Corp			PacifiCorp
5.65%, 06/01/2014	315	317	5.65%, 07/15/2018	170	191
8.63%, 09/15/2015(f)	135	149	6.25%, 10/15/2037	30	33
Merrill Lynch & Co Inc			Progress Energy Inc
0.50%, 11/01/2011(d)	875	874	4.40%, 01/15/2021	280	278
0.54%, 06/05/2012(d)	400	398	San Diego Gas & Electric Co
5.00%, 01/15/2015	165	175	5.35%, 05/15/2040	150	151
National Rural Utilities Cooperative Finance Corp			Southern California Edison Co
1.90%, 11/01/2015	500	483	4.50%, 09/01/2040	80	70
Nomura Holdings Inc			Star Energy Geothermal Wayang Windu Ltd
4.13%, 01/19/2016	595	589	11.50%, 02/12/2015	100	115
SLM Corp			Virginia Electric and Power Co
6.25%, 01/25/2016	760	792	6.00%, 05/15/2037	80	86
SquareTwo Financial Corp				$ 6,660
11.63%, 04/01/2017(f)	175	178	Electronics - 0.29%
	$ 10,768		NXP BV / NXP Funding LLC
Electric - 1.96%			3.05%, 10/15/2013(d)	50	50
Baltimore Gas & Electric Co			9.50%, 10/15/2015	310	329
5.90%, 10/01/2016	255	282	9.75%, 08/01/2018(f)	110	123
Capex SA			Thermo Fisher Scientific Inc
10.00%, 03/10/2018(f)	100	98	3.20%, 03/01/2016	425	432

See accompanying notes

28

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electronics (continued)			Healthcare - Services - 0.56%
Viasystems Inc			CIGNA Corp
12.00%, 01/15/2015(f)	$ 55 $	62	5.88%, 03/15/2041	$ 280 $	275
	$ 996		HCA Inc
Energy - Alternate Sources - 0.04%			8.50%, 04/15/2019	360	400
Headwaters Inc			9.25%, 11/15/2016	340	366
7.63%, 04/01/2019(f)	130	130	IASIS Healthcare LLC / IASIS Capital Corp
			8.75%, 06/15/2014	135	138
Engineering & Construction - 0.09%			Multiplan Inc
Aeropuertos Argentina 2000 SA			9.88%, 09/01/2018(f)	165	176
10.75%, 12/01/2020	117	126	Quest Diagnostics Inc/DE
Empresas ICA SAB de CV			4.70%, 04/01/2021	260	257
8.90%, 02/04/2021(f)	80	83	Select Medical Corp
Odebrecht Finance Ltd			7.63%, 02/01/2015	150	153
7.00%, 04/21/2020	100	109	Tenet Healthcare Corp
	$ 318		9.25%, 02/01/2015(d)	130	143
Entertainment - 0.38%				$ 1,908
AMC Entertainment Inc			Holding Companies - Diversified - 0.05%
9.75%, 12/01/2020(f)	65	70	Hutchison Whampoa International 09/19 Ltd
CCM Merger Inc			5.75%, 09/11/2019	105	113
8.00%, 08/01/2013(f)	170	169	Navios Maritime Acquisition Corp/Navios
Choctaw Resort Development Enterprise			Acquisition Finance US Inc
7.25%, 11/15/2019(f)	322	248	8.63%, 11/01/2017	70	72
Lions Gate Entertainment Inc				$ 185
10.25%, 11/01/2016(f)	105	111	Home Equity Asset Backed Securities - 0.65%
Peninsula Gaming LLC / Peninsula Gaming Corp			Countrywide Asset-Backed Certificates
8.38%, 08/15/2015	255	272	5.51%, 08/25/2036	407	376
8.38%, 08/15/2015(f)	45	48	First NLC Trust
10.75%, 08/15/2017(f)	55	60	0.55%, 09/25/2035(d)	117	116
10.75%, 08/15/2017	125	137	GSAA Trust
WMG Holdings Corp			0.39%, 04/25/2047(a),(d)	1,497	148
9.50%, 12/15/2014	184	188	New Century Home Equity Loan Trust
	$ 1,303		0.54%, 03/25/2035(a),(d)	25	22
Environmental Control - 0.12%			Option One Mortgage Loan Trust
Clean Harbors Inc			0.70%, 03/25/2037(a),(d)	825	82
7.63%, 08/15/2016(f)	45	48	Residential Asset Securities Corp
EnergySolutions Inc / EnergySolutions LLC			0.40%, 09/25/2036(d)	750	606
10.75%, 08/15/2018(f)	135	150	Saxon Asset Securities Trust
WCA Waste Corp			1.94%, 03/25/2035(d)	142	92
9.25%, 06/15/2014(a)	200	206	Specialty Underwriting & Residential Finance
	$ 404		1.01%, 02/25/2035(d)	134	115
Food - 0.59%			Wells Fargo Home Equity Trust
Blue Merger Sub Inc			0.54%, 10/25/2035(d)	662	632
7.63%, 02/15/2019(f)	155	157		$ 2,189
Kraft Foods Inc			Insurance - 2.06%
5.38%, 02/10/2020	785	829	Aflac Inc
6.50%, 02/09/2040	225	240	3.45%, 08/15/2015	570	572
7.00%, 08/11/2037	690	776	American International Group Inc
	$ 2,002		3.65%, 01/15/2014	225	229
Forest Products & Paper - 0.25%			5.85%, 01/16/2018	190	198
Bio Pappel SAB de CV			8.18%, 05/15/2068	605	651
7.00%, 08/27/2016(d)	50	45	AON Corp
Celulosa Arauco y Constitucion SA			6.25%, 09/30/2040	235	244
5.00%, 01/21/2021	50	49	Crum & Forster Holdings Corp
Domtar Corp			7.75%, 05/01/2017	310	324
10.75%, 06/01/2017	130	162	ING Groep NV
Fibria Overseas Finance Ltd			5.78%, 12/08/2049	460	425
7.50%, 05/04/2020	100	109	Liberty Mutual Group Inc
Georgia-Pacific LLC			7.00%, 03/15/2037(d),(f)	40	38
5.40%, 11/01/2020(f)	490	484	10.75%, 06/15/2058(d),(f)	250	325
Sino-Forest Corp			Lincoln National Corp
6.25%, 10/21/2017(f)	10	10	5.65%, 08/27/2012	200	212
	$ 859		6.15%, 04/07/2036	450	463
			7.00%, 05/17/2066(d)	330	328
Healthcare - Products - 0.12%
Angiotech Pharmaceuticals Inc			MetLife Capital Trust IV
4.06%, 12/01/2013(d)	450	390	7.88%, 12/15/2037(f)	330	355
			MetLife Institutional Funding II
			0.00%, 04/04/2014(c),(d),(e),(f)	1,030	1,031
			Nationwide Financial Services
			5.38%, 03/25/2021(f)	440	436

See accompanying notes

29

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Media (continued)
Willis Group Holdings PLC			NBC Universal Media LLC (continued)
5.75%, 03/15/2021	$ 375 $	372	5.15%, 04/30/2020(f)	$ 700 $	721
WR Berkley Corp			5.95%, 04/01/2041(f)	175	168
6.25%, 02/15/2037	310	303	News America Inc
XL Group PLC			4.50%, 02/15/2021(f)	615	602
6.50%, 12/31/2049(d)	520	477	6.20%, 12/15/2034	335	337
	$ 6,983		Time Warner Inc
Internet - 0.23%			4.75%, 03/29/2021(e)	800	795
Open Solutions Inc			6.25%, 03/29/2041(e)	315	313
9.75%, 02/01/2015(f)	325	228	7.63%, 04/15/2031	135	156
UPC Holding BV			Univision Communications Inc
9.88%, 04/15/2018(f)	275	304	7.88%, 11/01/2020(f)	45	48
Zayo Group LLC/Zayo Capital Inc			8.50%, 05/15/2021(f)	60	62
10.25%, 03/15/2017	235	258	Viacom Inc
	$ 790		6.88%, 04/30/2036	340	372
Iron & Steel - 0.39%				$ 8,703
ArcelorMittal			Mining - 0.90%
3.75%, 03/01/2016	240	240	Alcoa Inc
5.50%, 03/01/2021	740	729	5.90%, 02/01/2027	110	108
China Oriental Group Co Ltd			ALROSA Finance SA
8.00%, 08/18/2015(f)	100	105	7.75%, 11/03/2020(f)	200	215
Cliffs Natural Resources Inc			AngloGold Ashanti Holdings PLC
4.88%, 04/01/2021	260	256	5.38%, 04/15/2020	85	86
	$ 1,330		FMG Resources August 2006 Pty Ltd
Leisure Products & Services - 0.18%			6.88%, 02/01/2018(f)	160	167
Harley-Davidson Financial Services Inc			Freeport-McMoRan Copper & Gold Inc
3.88%, 03/15/2016(f)	600	597	8.38%, 04/01/2017	930	1,025
			Midwest Vanadium Pty Ltd
Lodging - 0.48%			11.50%, 02/15/2018(f)	65	67
Caesars Entertainment Operating Co Inc			Rio Tinto Finance USA Ltd
10.00%, 12/15/2018	412	376	1.88%, 11/02/2015	400	385
MGM Resorts International			3.50%, 11/02/2020	390	364
10.00%, 11/01/2016(f)	305	321	5.20%, 11/02/2040	250	236
13.00%, 11/15/2013	80	96	Southern Copper Corp
Starwood Hotels & Resorts Worldwide Inc			5.38%, 04/16/2020	75	76
6.75%, 05/15/2018	40	44	6.75%, 04/16/2040	60	60
7.15%, 12/01/2019	125	137	Vale Overseas Ltd
Wyndham Worldwide Corp			4.63%, 09/15/2020	70	68
5.63%, 03/01/2021	490	486	6.88%, 11/21/2036	65	69
5.75%, 02/01/2018	65	67	6.88%, 11/10/2039	30	32
7.38%, 03/01/2020	80	88	Vedanta Resources PLC
	$ 1,615		9.50%, 07/18/2018	100	110
Media - 2.56%				$ 3,068
CBS Corp			Miscellaneous Manufacturing - 0.84%
7.88%, 07/30/2030	305	354	GE Capital Trust I
8.88%, 05/15/2019	465	584	6.38%, 11/15/2067	1,035	1,060
Comcast Corp			Polymer Group Inc
6.50%, 11/15/2035	470	487	7.75%, 02/01/2019(f)	90	93
COX Communications Inc			Textron Inc
5.45%, 12/15/2014	165	182	6.20%, 03/15/2015	365	399
DIRECTV Holdings LLC / DIRECTV Financing			Tyco Electronics Group SA
Co Inc			6.00%, 10/01/2012	170	181
3.50%, 03/01/2016	440	441	7.13%, 10/01/2037	20	23
3.55%, 03/15/2015	285	291	Tyco International Finance SA
5.00%, 03/01/2021	320	321	4.13%, 10/15/2014	130	138
5.88%, 10/01/2019	400	432	Tyco International Ltd / Tyco International Finance
6.38%, 03/01/2041	205	206	SA
7.63%, 05/15/2016	250	276	7.00%, 12/15/2019	790	951
Discovery Communications LLC				$ 2,845
6.35%, 06/01/2040	225	234	Mortgage Backed Securities - 16.05%
DISH DBS Corp			Adjustable Rate Mortgage Trust
6.63%, 10/01/2014	35	37	0.32%, 08/25/2036(d)	53	52
7.75%, 05/31/2015	260	285	Banc of America Commercial Mortgage Inc
7.88%, 09/01/2019	105	114	4.97%, 07/10/2043	250	165
Kabel BW Erste Beteiligungs GmbH			5.45%, 01/15/2049	381	401
7.50%, 03/15/2019(f)	100	102	5.52%, 01/15/2049	200	171
NBC Universal Media LLC			5.67%, 01/15/2049(d),(f)	185	79
2.88%, 04/01/2016(f)	630	615	5.70%, 04/10/2049(d)	525	516
4.38%, 04/01/2021(f)	175	168	5.89%, 07/10/2044	325	352

See accompanying notes

30

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc			FHLMC Multifamily Structured Pass Through
(continued)			Certificates
6.20%, 02/10/2051(d)	$ 1,000 $	1,105	1.52%, 08/25/2020(d)	$ 3,458 $	316
Banc of America Funding Corp			Freddie Mac
0.33%, 07/20/2036(d)	4	4	0.70%, 06/15/2023(d)	209	210
Banc of America Large Loan Inc			0.86%, 08/15/2018(d)	526	531
5.20%, 01/25/2017(f)	686	717	4.00%, 06/15/2034(d)	2,175	314
5.62%, 09/24/2017(d),(f)	990	1,006	4.50%, 10/15/2035(d)	1,899	288
5.65%, 05/24/2017(d),(f)	350	346	5.00%, 07/15/2038(d)	1,331	243
BCRR Trust			6.80%, 07/15/2031(d)	2,452	222
5.86%, 12/15/2043(f)	335	344	7.30%, 11/15/2033(d)	459	77
Bear Stearns Mortgage Funding Trust			FREMF Mortgage Trust
0.46%, 07/25/2036(d)	1,476	891	4.57%, 12/25/2020(c),(d),(f)	250	223
Bella Vista Mortgage Trust			GE Capital Commercial Mortgage Corp
0.50%, 05/20/2045(a),(d)	177	105	0.20%, 05/10/2014(d)	25,810	129
Citicorp Mortgage Securities Inc			5.61%, 04/10/2017(d)	1,000	940
5.25%, 08/25/2034(d)	241	241	Ginnie Mae
Citigroup Commercial Mortgage Trust			5.00%, 10/16/2022(d)	1,785	177
0.52%, 10/15/2049(d)	10,847	137	6.27%, 01/16/2038(d)	182	27
5.49%, 03/17/2051(d),(f)	528	520	7.35%, 10/20/2032(d)	386	62
5.62%, 04/10/2012(d)	270	270	GMAC Commercial Mortgage Securities Inc
Commercial Mortgage Pass Through Certificates			0.83%, 03/10/2038(d),(f)	2,503	—
5.81%, 12/10/2049(d)	615	667	Greenpoint Mortgage Funding Trust
5.81%, 12/10/2049(d)	1,000	839	0.52%, 06/25/2045(d)	168	45
Countrywide Alternative Loan Trust			0.55%, 06/25/2045(d)	154	43
0.52%, 07/25/2046(d)	219	75	Greenwich Capital Commercial Funding Corp
1.60%, 07/20/2035(d)	223	126	5.44%, 03/10/2039(d)	300	318
Countrywide Home Loan Mortgage Pass Through			5.74%, 12/10/2049	200	212
Trust			GS Mortgage Securities Corp II
0.45%, 04/25/2046(d)	933	569	0.63%, 11/10/2039(d),(f)	6,996	159
5.00%, 04/25/2035	456	453	1.58%, 08/10/2020(d),(f)	5,449	517
Credit Suisse First Boston Mortgage Securities			5.36%, 02/10/2021(d),(f)	750	759
Corp			5.81%, 08/10/2045(d)	2,725	2,893
0.26%, 05/15/2036(d),(f)	3,133	2	GSR Mortgage Loan Trust
0.28%, 01/15/2037(d),(f)	14,246	346	0.51%, 08/25/2046(a),(d)	1,595	394
0.37%, 11/15/2037(d),(f)	11,685	206	0.61%, 12/25/2035(d)	84	68
4.96%, 01/15/2037(f)	400	394	Harborview Mortgage Loan Trust
Credit Suisse Mortgage Capital Certificates			0.49%, 03/19/2037(d)	583	365
0.20%, 12/15/2039(d)	3,943	63	Homebanc Mortgage Trust
0.58%, 09/15/2039(d),(f)	11,968	159	0.59%, 01/25/2036(a),(d)	1,076	778
5.34%, 12/15/2043(d),(f)	500	488	Impac CMB Trust
5.38%, 11/15/2016(d),(f)	300	316	0.89%, 04/25/2035(d)	106	44
5.38%, 12/15/2016(f)	50	49	1.23%, 10/25/2034(d)	228	169
5.47%, 08/16/2016(f)	600	608	1.25%, 10/25/2033(d)	64	42
5.52%, 06/15/2039(d)	340	360	Indymac Index Mortgage Loan Trust
5.66%, 05/10/2017(f)	500	504	0.43%, 02/25/2037(d)	1,620	1,284
5.70%, 07/15/2017(f)	380	375	0.48%, 04/25/2035(d)	138	80
5.70%, 07/15/2017(f)	500	524	0.49%, 06/25/2037(a),(d)	1,011	629
6.00%, 07/15/2017(f)	200	204	JP Morgan Chase Commercial Mortgage Securities
Downey Savings & Loan Association Mortgage			Corp
Loan Trust			1.97%, 09/15/2020(d),(f)	2,979	325
0.51%, 04/19/2047(d)	760	209	5.07%, 11/15/2043(f)	550	549
Fannie Mae			5.34%, 05/15/2047	330	345
0.45%, 01/25/2023(d)	123	123	5.43%, 11/15/2016	250	254
0.50%, 11/25/2022(d)	82	82	5.44%, 06/12/2041(d)	500	478
0.50%, 03/25/2035(d)	179	179	5.44%, 05/15/2045(d)	525	542
0.55%, 02/25/2018(d)	94	94	6.10%, 02/12/2051(d)	400	365
0.55%, 02/25/2032(d)	118	118	6.20%, 02/12/2051(d),(f)	400	282
6.30%, 07/25/2038(d)	465	50	JP Morgan Mortgage Trust
6.30%, 07/25/2040(d)	1,151	195	5.84%, 06/25/2036(d)	53	50
6.50%, 11/25/2036(d)	1,247	179	LB-UBS Commercial Mortgage Trust
6.50%, 02/25/2047	266	291	0.48%, 02/15/2040(d)	22,947	369
6.69%, 04/25/2039(d)	279	299	5.46%, 02/15/2040(d)	350	350
6.85%, 09/25/2031(d)	647	63	5.56%, 02/15/2040(d)	200	171
6.95%, 08/25/2037(d)	603	96	6.09%, 04/15/2041(d)	250	255
7.15%, 03/25/2039(d)	306	326	6.09%, 04/15/2041(d)	375	345
Fannie Mae Whole Loan			6.24%, 07/17/2040(d)	350	194
0.45%, 05/25/2035(d)	337	333	Merrill Lynch Mortgage Trust
			5.78%, 08/12/2016	1,150	1,178

See accompanying notes

31

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Merrill Lynch/Countrywide Commercial Mortgage			Apache Corp
Trust			3.63%, 02/01/2021	$ 290 $	274
0.52%, 08/12/2048(d)	$ 7,866 $	175	5.25%, 02/01/2042	145	137
5.49%, 03/12/2051	600	628	BP Capital Markets PLC
5.53%, 03/12/2051	1,770	1,689	3.13%, 10/01/2015	260	262
Morgan Stanley Capital I			3.63%, 05/08/2014	705	732
0.51%, 06/12/2012(d)	694	655	Canadian Natural Resources Ltd
5.10%, 12/15/2041(d),(f)	275	277	5.70%, 05/15/2017	235	263
5.36%, 03/15/2044(d)	460	481	Chaparral Energy Inc
5.60%, 04/12/2049(d)	150	154	8.25%, 09/01/2021(f)	125	129
Morgan Stanley Reremic Trust			9.88%, 10/01/2020(f)	160	178
3.00%, 01/17/2013(c),(f)	869	870	Chesapeake Energy Corp
3.25%, 12/17/2043(f)	2,625	2,642	6.13%, 02/15/2021	750	774
4.97%, 04/16/2040(f)	525	512	9.50%, 02/15/2015	320	397
5.81%, 08/12/2045(d),(f)	1,225	1,255	ConocoPhillips Holding Co
5.81%, 08/12/2045(d),(f)	550	563	6.95%, 04/15/2029	510	609
10.24%, 12/17/2043(d),(f)	1,250	1,311	Denbury Resources Inc
NCUA Guaranteed Notes			8.25%, 02/15/2020	148	165
0.61%, 12/07/2020(d)	922	923	9.75%, 03/01/2016	305	344
2.90%, 10/29/2020	1,455	1,417	Ecopetrol SA
Nomura Asset Acceptance Corp			7.63%, 07/23/2019	65	75
0.60%, 02/25/2035(d)	25	21	Gazprom OAO Via Gaz Capital SA
RBSCF Trust			7.29%, 08/16/2037(f)	186	201
5.31%, 03/16/2012(f)	175	178	GMX Resources Inc
5.80%, 07/17/2014(d),(f)	150	158	11.38%, 02/15/2019(f)	70	68
Residential Accredit Loans Inc			Hilcorp Energy I LP/Hilcorp Finance Co
0.40%, 02/25/2047(d)	1,324	673	7.63%, 04/15/2021(f)	20	21
0.44%, 07/25/2037(a),(d)	562	352	8.00%, 02/15/2020(f)	130	138
Residential Asset Securitization Trust			Linn Energy LLC/Linn Energy Finance Corp
5.50%, 02/25/2035	314	316	7.75%, 02/01/2021(f)	45	48
Structured Adjustable Rate Mortgage Loan Trust			8.63%, 04/15/2020(f)	50	56
0.44%, 07/25/2037(d)	872	517	Lukoil International Finance BV
0.95%, 08/25/2034(a),(d)	566	52	7.25%, 11/05/2019(f)	100	110
Structured Asset Mortgage Investments Inc			Marathon Petroleum Corp
0.48%, 05/25/2045(d)	1,120	701	5.13%, 03/01/2021(f)	400	403
Structured Asset Securities Corp			6.50%, 03/01/2041(f)	130	131
5.50%, 06/25/2036(d)	859	303	Nexen Inc
Wachovia Bank Commercial Mortgage Trust			6.40%, 05/15/2037	385	385
0.45%, 12/15/2043(d),(f)	655	509	Noble Energy Inc
0.54%, 10/15/2041(d),(f)	8,328	38	6.00%, 03/01/2041	380	382
5.60%, 12/15/2043	250	53	Pan American Energy LLC/Argentine Branch
WAMU Commercial Mortgage Securities Trust			7.88%, 05/07/2021	50	54
3.83%, 01/25/2035(f)	40	40	Petrobras International Finance Co - Pifco
WaMu Mortgage Pass Through Certificates			3.88%, 01/27/2016	326	328
0.48%, 04/25/2045(d)	78	67	5.38%, 01/27/2021	150	151
0.50%, 11/25/2045(d)	7	6	Petro-Canada
0.52%, 04/25/2045(d)	78	60	6.05%, 05/15/2018	140	158
0.54%, 07/25/2045(d)	193	159	Petrohawk Energy Corp
0.56%, 01/25/2045(d)	136	115	7.25%, 08/15/2018(f)	70	72
0.63%, 11/25/2045(d)	42	41	10.50%, 08/01/2014	95	109
0.78%, 01/25/2045(d)	465	48	Petroleum Development Corp
2.69%, 05/25/2035(d)	139	136	12.00%, 02/15/2018	290	329
Washington Mutual Alternative Mortgage Pass-			Petroquest Energy Inc
Through Certificates			10.00%, 09/01/2017	90	96
0.43%, 01/25/2047(d)	849	40	Pioneer Natural Resources Co
0.50%, 02/25/2036(d)	201	118	6.88%, 05/01/2018	90	98
0.53%, 06/25/2046(d)	739	48	7.50%, 01/15/2020	160	180
Wells Fargo Commercial Mortgage Trust			Plains Exploration & Production Co
1.47%, 10/15/2020(d),(f)	2,237	207	6.63%, 05/01/2021	35	35
	$ 54,504		Precision Drilling Corp
Office & Business Equipment - 0.19%			6.63%, 11/15/2020(f)	110	113
Xerox Corp			Pride International Inc
6.75%, 02/01/2017	575	660	6.88%, 08/15/2020	745	845
			7.88%, 08/15/2040	295	354
Oil & Gas - 3.72%			PTTEP Canada International Finance Ltd
Anadarko Petroleum Corp			5.69%, 04/05/2021(c),(e),(f)	200	199
6.20%, 03/15/2040	130	126	QEP Resources Inc
6.38%, 09/15/2017	715	787	6.88%, 03/01/2021	90	95
6.45%, 09/15/2036	255	255

See accompanying notes

32

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Quicksilver Resources Inc			McKesson Corp
11.75%, 01/01/2016	$ 97 $	113	6.00%, 03/01/2041	$ 100 $	103
Rowan Cos Inc			Mylan Inc/PA
5.00%, 09/01/2017	580	600	7.88%, 07/15/2020(f)	145	157
Suncor Energy Inc			Omnicare Inc
6.50%, 06/15/2038	155	167	6.13%, 06/01/2013	95	95
Talisman Energy Inc			7.75%, 06/01/2020	120	127
5.13%, 05/15/2015	120	130	Quintiles Transnational Corp
TNK-BP Finance SA			9.50%, 12/30/2014(f)	165	169
7.25%, 02/02/2020(f)	200	220	Sanofi-Aventis SA
Transocean Inc			2.63%, 03/29/2016	600	595
6.00%, 03/15/2018	425	459	4.00%, 03/29/2021	255	251
Valero Energy Corp			Valeant Pharmaceuticals International
6.63%, 06/15/2037	45	45	6.75%, 08/15/2021(f)	45	43
Venoco Inc			7.25%, 07/15/2022(f)	185	179
8.88%, 02/15/2019(f)	100	100	Watson Pharmaceuticals Inc
11.50%, 10/01/2017	125	138	5.00%, 08/15/2014	315	339
	$ 12,638			$ 2,125
Oil & Gas Services - 0.54%			Pipelines - 1.51%
Cameron International Corp			Buckeye Partners LP
6.38%, 07/15/2018	580	651	4.88%, 02/01/2021	340	338
7.00%, 07/15/2038	45	52	El Paso Corp
Cie Generale de Geophysique-Veritas			7.75%, 01/15/2032	100	112
9.50%, 05/15/2016	175	195	El Paso Pipeline Partners Operating Co LLC
Key Energy Services Inc			6.50%, 04/01/2020	240	264
6.75%, 03/01/2021	60	61	Energy Transfer Equity LP
Schlumberger Norge AS			7.50%, 10/15/2020	135	147
4.20%, 01/15/2021(f)	125	125	Energy Transfer Partners LP
Weatherford International Ltd/Bermuda			5.95%, 02/01/2015	195	214
5.13%, 09/15/2020	635	630	Enterprise Products Operating LLC
6.75%, 09/15/2040	125	130	6.13%, 10/15/2039	265	264
	$ 1,844		8.38%, 08/01/2066	520	562
Other Asset Backed Securities - 1.68%			Kinder Morgan Energy Partners LP
Aircraft Certificate Owner Trust			6.38%, 03/01/2041	250	252
7.00%, 09/20/2022(c),(f)	55	51	6.95%, 01/15/2038	265	286
Ameriquest Mortgage Securities Inc			MarkWest Energy Partners LP / MarkWest Energy
0.55%, 03/25/2035(d)	72	70	Finance Corp
Chase Funding Mortgage Loan Asset-Backed			6.75%, 11/01/2020	20	20
Certificates			8.75%, 04/15/2018	260	283
1.00%, 09/25/2033(d)	268	129	ONEOK Partners LP
Countrywide Asset-Backed Certificates			3.25%, 02/01/2016	550	547
0.38%, 11/25/2037(d)	985	809	Plains All American Pipeline LP / PAA Finance
0.50%, 03/25/2036(a),(d)	758	524	Corp
0.77%, 06/25/2035(d)	517	493	3.95%, 09/15/2015	745	768
First-Citizens Home Equity Loan LLC			5.00%, 02/01/2021	215	216
0.47%, 09/15/2022(d),(f)	168	140	Regency Energy Partners LP/Regency Energy
JP Morgan Mortgage Acquisition Corp			Finance Corp
0.33%, 03/25/2037(d)	152	143	6.88%, 12/01/2018	130	138
0.40%, 03/25/2037(d)	720	553	9.38%, 06/01/2016	65	74
0.42%, 04/25/2036(d)	1,106	882	Transportadora de Gas del Sur SA
5.45%, 11/25/2036	844	858	7.88%, 05/14/2017	10	10
Marriott Vacation Club Owner Trust			Williams Cos Inc/The
5.52%, 05/20/2029(d),(f)	142	149	7.88%, 09/01/2021	500	622
MSDWCC Heloc Trust				$ 5,117
0.44%, 07/25/2017(d)	122	109	Real Estate - 0.03%
Washington Mutual Asset-Backed Certificates			Country Garden Holdings Co
0.43%, 04/25/2036(d)	881	790	10.50%, 08/11/2015	100	103
	$ 5,700
Packaging & Containers - 0.07%			Regional Authority - 0.06%
Graham Packaging Co LP/GPC Capital Corp I			Provincia de Buenos Aires
8.25%, 10/01/2018	35	38	10.88%, 01/26/2021	200	187
Packaging Dynamics Corp
8.75%, 02/01/2016(f)	140	143	REITS - 0.64%
Plastipak Holdings Inc			Developers Diversified Realty Corp
10.63%, 08/15/2019(f)	45	51	4.75%, 04/15/2018	585	569
	$ 232		Digital Realty Trust LP
Pharmaceuticals - 0.63%			4.50%, 07/15/2015	375	385
Giant Funding Corp			5.25%, 03/15/2021	340	335
8.25%, 02/01/2018(f)	65	67

See accompanying notes

33

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
REITS (continued)			Telecommunications (continued)
DuPont Fabros Technology LP			Cincinnati Bell Inc
8.50%, 12/15/2017	$ 140 $	154	8.38%, 10/15/2020	$ 145 $	143
Entertainment Properties Trust			Cisco Systems Inc
7.75%, 07/15/2020(f)	510	551	1.63%, 03/14/2014	595	594
HCP Inc			5.50%, 01/15/2040	155	152
3.75%, 02/01/2016	160	161	Clearwire Communications LLC/Clearwire Finance
	$ 2,155		Inc
Retail - 1.22%			12.00%, 12/01/2015(f)	340	367
Asbury Automotive Group Inc			CommScope Inc
8.38%, 11/15/2020(f)	45	47	8.25%, 01/15/2019(f)	230	240
CVS Caremark Corp			Digicel Group Ltd
3.25%, 05/18/2015	185	188	9.13%, 01/15/2015(f)	285	298
6.13%, 09/15/2039	275	280	10.50%, 04/15/2018(f)	150	172
CVS Pass-Through Trust			Digicel Ltd
5.77%, 01/10/2033(f)	423	427	12.00%, 04/01/2014(f)	65	76
7.51%, 01/10/2032(f)	59	67	Global Crossing Ltd
DineEquity Inc			9.00%, 11/15/2019(f)	85	85
9.50%, 10/30/2018(f)	245	266	12.00%, 09/15/2015	190	217
Ferrellgas LP/Ferrellgas Finance Corp			Intelsat Luxembourg SA
9.13%, 10/01/2017	165	184	11.25%, 02/04/2017	285	311
Grupo Famsa SAB de CV			11.50%, 02/04/2017	461	506
11.00%, 07/20/2015	35	38	Intelsat Subsidiary Holding Co SA
Home Depot Inc			8.88%, 01/15/2015	420	434
4.40%, 04/01/2021	585	584	Juniper Networks Inc
Inergy LP/Inergy Finance Corp			5.95%, 03/15/2041	285	282
6.88%, 08/01/2021(f)	160	167	Level 3 Financing Inc
Ltd Brands Inc			9.25%, 11/01/2014	150	153
6.63%, 04/01/2021	85	87	10.00%, 02/01/2018	100	100
7.00%, 05/01/2020	175	185	MTS International Funding Ltd
Macy's Retail Holdings Inc			8.63%, 06/22/2020(f)	100	114
5.75%, 07/15/2014	700	749	Nextel Communications Inc
5.90%, 12/01/2016	305	328	7.38%, 08/01/2015	470	472
6.90%, 04/01/2029	25	25	NII Capital Corp
Nordstrom Inc			7.63%, 04/01/2021	126	129
6.25%, 01/15/2018	240	275	SBA Tower Trust
Sonic Automotive Inc			4.25%, 04/15/2015(f)	415	432
8.63%, 08/15/2013	20	20	Telecom Italia Capital SA
Suburban Propane Partners LP/Suburban Energy			0.91%, 07/18/2011(d)	450	450
Finance Corp			5.25%, 11/15/2013	165	174
7.38%, 03/15/2020	105	112	Telefonica Emisiones SAU
Toys R Us Property Co II LLC			0.64%, 02/04/2013(d)	375	372
8.50%, 12/01/2017	100	108	3.73%, 04/27/2015	240	242
	$ 4,137		3.99%, 02/16/2016	475	477
Semiconductors - 0.16%			5.46%, 02/16/2021	250	253
Advanced Micro Devices Inc			Telefonica Moviles Chile SA
7.75%, 08/01/2020	175	180	2.88%, 11/09/2015	100	96
Freescale Semiconductor Inc			Telemar Norte Leste SA
9.25%, 04/15/2018(f)	55	60	5.50%, 10/23/2020(f)	100	98
Hynix Semiconductor Inc			Telemovil Finance Co Ltd
7.88%, 06/27/2017	100	104	8.00%, 10/01/2017(f)	100	104
Jazz Technologies Inc			Verizon Communications Inc
8.00%, 06/30/2015(f)	1	1	6.25%, 04/01/2037	225	230
8.00%, 06/30/2015	207	201	Verizon Global Funding Corp
	$ 546		7.75%, 12/01/2030	315	379
Software - 0.01%			Vimpel Communications Via VIP Finance Ireland
First Data Corp			Ltd OJSC
7.38%, 06/15/2019(e),(f)	40	41	9.13%, 04/30/2018(f)	100	114
			Vodafone Group PLC
			0.59%, 02/27/2012(d)	800	801
Telecommunications - 3.10%
America Movil SAB de CV			Wind Acquisition Finance SA
			11.75%, 07/15/2017(f)	540	621
5.00%, 03/30/2020	100	103
5.63%, 11/15/2017	67	74	Wind Acquisition Holdings Finance SA
			12.25%, 07/15/2017(f)	114	138
6.13%, 03/30/2040	100	105
6.38%, 03/01/2035	40	43		$ 10,528
AT&T Inc			Transportation - 0.31%
6.15%, 09/15/2034	120	120	BLT Finance BV
6.50%, 09/01/2037	145	150	7.50%, 05/15/2014	100	87
Bakrie Telecom Pte Ltd			Burlington Northern Santa Fe LLC
11.50%, 05/07/2015(f)	100	107	6.15%, 05/01/2037	130	138

See accompanying notes

34

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Electric - 0.03%
CSX Corp			Texas Competitive Electric Holdings Co LLC,
6.25%, 03/15/2018	$ 200	$ 228	Term Loan
7.38%, 02/01/2019	220	266	3.78%, 10/29/2014(d)	$ 114 $	96
Florida East Coast Railway Corp
8.13%, 02/01/2017(f)	65	68	Entertainment - 0.12%
Navios Maritime Holdings Inc / Navios Maritime			CCM Merger Inc, Term Loan
Finance US Inc			7.00%, 02/01/2017(d)	400	405
8.88%, 11/01/2017	110	119
PHI Inc			Environmental Control - 0.01%
8.63%, 10/15/2018	135	141	Darling International Inc, Term Loan B
		$ 1,047	5.67%, 11/09/2016(d)	37	37
TOTAL BONDS		$ 205,080
	Principal		Healthcare - Services - 0.16%
	Amount		Aurora Diagnostics Inc, Term Loan
CONVERTIBLE BONDS - 0.02%	(000's)	Value (000's)	6.25%, 04/20/2016(d)	51	51
Aerospace & Defense - 0.02%			HCA Inc, Term Loan B1
GenCorp Inc			2.56%, 11/18/2013(d)	70	70
4.06%, 12/31/2039	60	60	Multiplan Inc, Term Loan B
			4.75%, 08/26/2017(d)	276	276
TOTAL CONVERTIBLE BONDS		$ 60	Renal Advantage Holdings Inc, Term Loan
			5.75%, 12/08/2016(d)	150	151
	Principal
SENIOR FLOATING RATE INTERESTS -	Amount			$ 548
1.81%	(000's)	Value (000's)	Insurance - 0.13%
Advertising - 0.03%			Asurion Corp, PIK Term Loan
			6.76%, 07/07/2015(d)	133	131
Getty Images Inc, Term Loan
5.25%, 11/03/2016(d)	$ 95	$ 95	Asurion Corp, Term Loan
			6.75%, 03/31/2015(d)	294	298
Automobile Manufacturers - 0.04%				$ 429
Ford Motor Co, Term Loan			Internet - 0.01%
3.01%, 12/15/2013(d)	124	124	Open Solutions Inc, Term Loan B
			2.43%, 01/23/2014(d)	50	45
Automobile Parts & Equipment - 0.02%
HHI Holdings LLC, Term Loan			Lodging - 0.03%
7.75%, 03/18/2017(d)	55	55	Caesars Entertainment Operating Co Inc, Term
			Loan
Chemicals - 0.06%			3.30%, 01/28/2015(d)	100	93
AZ Chem US Inc, Term Loan
4.75%, 11/19/2016(d)	67	67	Machinery - Diversified - 0.02%
Ineos US Finance LLC, Term Loan B2			Manitowoc Co Inc/The, Term Loan
7.50%, 12/16/2013(d)	69	71	8.00%, 04/14/2014(d)	59	60
Ineos US Finance LLC, Term Loan C2
8.00%, 12/16/2014(d)	69	72	Media - 0.14%
		$ 210	Univision Communications Inc, Term Loan
			4.50%, 03/29/2017(d)	472	460
Coal - 0.03%
Walter Industries, Term Loan
0.00%, 02/03/2018(d),(g)	110	111	Pharmaceuticals - 0.06%
			Grifols SA, Term Loan
			0.00%, 06/04/2016(d),(g)	80	80
Commercial Services - 0.08%			NBTY Inc, Term Loan
Hertz Corp/The, Term Loan	105	105	4.25%,10/01/2017(d)	135	135
3.75%, 02/16/2018(d)
Interactive Data Corp, Term Loan				$ 215
4.75%, 01/31/2018(d)	80	80	Retail - 0.43%
Springboard Finance LLC, Term Loan			DineEquity Inc, Term Loan
7.00%, 02/23/2015(d)	97	98	4.25%, 10/19/2017(d)	99	99
		$ 283	Dunkin Brands Inc; Term Loan
			4.25%, 11/23/2017(d)	200	201
Computers - 0.01%
Spansion LLC, Term Loan			OSI Restaurant Partners Inc, Term Loan
6.25%, 02/09/2015(d)	42	42	2.56%, 06/14/2014(d)	95	92
			3.54%, 06/14/2013(d)	9	9
Diversified Financial Services - 0.05%			Petco Animal Supply Inc, Term Loan
			4.50%, 11/24/2017(d)	1,015	1,017
AGFS Funding Co, Term Loan
7.25%, 04/21/2015(d)	100	100	Phillips-Van Heusen Corp, Term Loan
			3.50%, 05/06/2016(d)	45	46
Nuveen Investments Inc, Term Loan
5.80%, 05/13/2017(d)	86	86		$ 1,464
		$ 186	Semiconductors - 0.13%
			BOC Edwards, Term Loan
			5.50%, 05/31/2016(d)	130	129
			Freescale Semiconductor Inc, Term Loan
			4.51%, 12/01/2016(d)	99	98

See accompanying notes

35

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Semiconductors (continued)			Federal National Mortgage Association (FNMA) - 24.25%
Microsemi Corp, Term Loan			2.51%, 03/01/2035(d),(h)	$ 154 $	161
5.00%, 10/30/2017(d)	$ 100	$ 101	2.65%, 07/01/2034(d),(h)	7	7
NXP BV / NXP Funding LLC, Term Loan			2.72%, 07/01/2034(d),(h)	61	65
0.00%, 03/07/2017(d),(g)	110	111	4.00%, 10/01/2019(h)	308	322
		$ 439	4.00%, 08/01/2020(h)	1,283	1,339
Software - 0.15%			4.00%, 05/01/2024(h)	1,125	1,160
First Data Corp, Term Loan B1			4.00%, 07/01/2024(h)	318	328
3.00%, 12/24/2014(d)	423	405	4.00%, 05/01/2025(h)	395	407
Reynolds & Reynolds Co/The, Term Loan			4.00%, 09/01/2025(h)	617	639
5.25%, 04/01/2017(d)	93	93	4.00%, 11/01/2040(h)	4,740	4,671
		$ 498	4.00%, 12/01/2040(h)	1,486	1,465
Telecommunications - 0.07%			4.50%, 01/01/2020(h)	217	230
Intelsat Jackson Holdings SA, Term Loan			4.50%, 04/01/2024(h)	560	589
3.30%, 02/01/2014(d)	100	98	4.50%, 03/01/2025(h)	990	1,040
5.25%, 04/06/2018(d)	25	25	4.50%, 07/01/2025(h)	339	357
Level 3 Financing Inc, Term Loan			4.50%, 06/01/2039(h)	235	240
2.52%, 03/13/2014(d)	135	131	4.50%, 07/01/2039(h)	178	182
			4.50%, 08/01/2039(h)	572	584
		$ 254	4.50%, 05/01/2040(h)	582	596
TOTAL SENIOR FLOATING RATE INTERESTS		$ 6,149	4.50%, 08/01/2040(h)	641	654
	Principal		4.50%, 08/01/2040(h)	711	725
U.S. GOVERNMENT & GOVERNMENT	Amount		4.50%, 09/01/2040(h)	3,373	3,444
AGENCY OBLIGATIONS - 43.15%	(000's)	Value (000's)	4.50%, 01/01/2041(h)	1,844	1,882
Federal Home Loan Mortgage Corporation (FHLMC) - 4.52%			4.50%, 02/01/2041(h)	1,197	1,222
2.74%, 02/01/2034(d),(h)	$ 7	$ 7
			4.50%, 04/01/2041(h),(i)	4,015	4,086
4.00%, 08/01/2024(h)	135	140
			5.00%, 07/01/2035(h)	164	172
4.00%, 08/01/2025(h)	2,027	2,097
			5.00%, 12/01/2039(h)	163	171
4.00%, 04/01/2026(h),(i)	1,000	1,028
			5.00%, 12/01/2039(h)	1,044	1,094
4.00%, 11/01/2040(h)	1,482	1,460
			5.00%, 02/01/2040(h)	671	703
4.50%, 07/01/2024(h)	211	222
			5.00%, 02/01/2040(h)	726	762
4.50%, 09/01/2024(h)	370	390
			5.00%, 04/01/2041(h),(i)	11,935	12,485
4.50%, 09/01/2024(h)	209	221
			5.50%, 01/01/2018(h)	1,834	1,990
4.50%, 09/01/2024(h)	318	335
			5.50%, 03/01/2018(h)	1,038	1,127
4.50%, 05/01/2040(h)	796	813
			5.50%, 01/01/2019(h)	596	647
4.50%, 06/01/2040(h)	579	591
			5.50%, 06/01/2019(h)	101	110
4.50%, 08/01/2040(h)	755	769
			5.50%, 07/01/2019(h)	103	112
4.50%, 08/01/2040(h)	213	217
			5.50%, 07/01/2019(h)	41	45
5.00%, 05/01/2018(h)	893	956
			5.50%, 08/01/2019(h)	26	28
5.00%, 10/01/2024(h)	1,002	1,075
			5.50%, 08/01/2019(h)	114	124
5.00%, 10/01/2035(h)	352	370
			5.50%, 10/01/2019(h)	146	159
5.00%, 06/01/2037(h)	301	315
			5.50%, 10/01/2019(h)	264	287
5.00%, 08/01/2039(h)	173	181
			5.50%, 03/01/2020(h)	3,808	4,130
5.50%, 06/01/2024(h)	1,164	1,264
			5.50%, 12/01/2022(h)	189	206
5.50%, 05/01/2038(h)	698	747
			5.50%, 07/01/2033(h)	2,014	2,168
5.61%, 02/01/2037(d),(h)	447	478
			5.50%, 04/01/2035(h)	385	414
6.00%, 03/01/2031(h)	43	47
			5.50%, 08/01/2036(h)	2,674	2,874
6.00%, 04/01/2031(h)	4	4
			5.50%, 02/01/2037(h)	77	83
6.00%, 06/01/2032(h)	147	162
			5.50%, 04/01/2038(h)	2,293	2,468
6.00%, 10/01/2032(h)	110	121
			5.50%, 04/01/2039(h)	2,140	2,291
6.00%, 01/01/2038(h)	504	554
			5.50%, 01/01/2040(h)	337	361
6.50%, 04/01/2016(h)	17	19
			5.50%, 05/01/2040(h),(i)	5,900	6,291
6.50%, 03/01/2029(h)	21	23
			5.50%, 05/01/2040(h)	242	259
6.50%, 05/01/2029(h)	31	35
			5.50%, 05/01/2040(h)	226	242
6.50%, 04/01/2031(h)	15	17
			5.50%, 07/01/2040(h)	379	406
6.50%, 02/01/2032(h)	32	37
			5.50%, 07/01/2040(h)	4,049	4,335
6.50%, 05/01/2032(h)	26	30
			5.66%, 02/01/2036(d),(h)	164	177
6.50%, 05/01/2032(h)	82	93
			6.00%, 05/01/2031(h)	20	22
6.50%, 04/01/2035(h)	60	67
			6.00%, 07/01/2035(h)	890	975
7.00%, 12/01/2029(h)	42	49
			6.00%, 05/01/2036(h)	132	145
7.00%, 06/01/2030(h)	9	10
			6.00%, 02/01/2037(h)	3,702	4,043
7.00%, 12/01/2030(h)	7	8
			6.00%, 01/01/2038(h)	2,145	2,343
7.00%, 01/01/2031(h)	13	15
			6.00%, 02/01/2038(h)	621	680
7.00%, 01/01/2031(h)	4	4
			6.50%, 08/01/2031(h)	73	83
7.00%, 02/01/2031(h)	7	8
			6.50%, 03/01/2032(h)	36	41
7.00%, 12/01/2031(h)	147	169
			6.50%, 07/01/2037(h)	276	313
7.50%, 04/01/2030(h)	15	17
			6.50%, 07/01/2037(h)	172	196
7.50%, 09/01/2030(h)	10	11
			6.50%, 02/01/2038(h)	179	202
7.50%, 03/01/2031(h)	50	58
			6.50%, 03/01/2038(h)	128	144
8.00%, 09/01/2030(h)	88	103
		$ 15,337

See accompanying notes

36

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

Principal	Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)	Banks (continued)
7.00%, 02/01/2032(h)	$ 49	$ 56	Investment in Joint Trading Account; Morgan	$ 597	$ 597
$ 82,359	Stanley Repurchase Agreement; 0.05% dated
Government National Mortgage Association (GNMA) - 4.89%	03/31/11 maturing 04/01/11 (collateralized by
4.50%, 05/01/2040(i)	3,960	4,071	Sovereign Agency Issues; $608,910; 1.30% -
4.50%, 08/15/2040	3,452	3,574	2.00%; dated 05/25/12 - 11/10/16)
5.00%, 02/15/2034	1,417	1,512	$ 4,119
5.00%, 08/20/2040	3,643	3,871	TOTAL REPURCHASE AGREEMENTS	$ 4,119
5.00%, 04/01/2041(i)	680	721	Total Investments	$ 361,924
5.50%, 12/20/2033	683	746	Liabilities in Excess of Other Assets, Net - (6.59)%	$ (22,377)
5.50%, 05/20/2035	89	97	TOTAL NET ASSETS - 100.00%	$ 339,547
6.00%, 01/20/2029	107	117
6.00%, 07/20/2029	19	21
6.00%, 12/15/2033	96	106	(a)	Security is Illiquid
6.00%, 12/20/2036	564	618	(b)	Non-Income Producing Security
6.50%, 03/20/2028	16	18	(c)	Market value is determined in accordance with procedures established in
6.50%, 05/20/2029	14	16	good faith by the Board of Directors. At the end of the period, the value of
6.50%, 12/15/2032	903	1,022	these securities totaled $2,580 or 0.76% of net assets.
7.00%, 03/15/2031	29	34	(d)	Variable Rate. Rate shown is in effect at March 31, 2011.
7.50%, 05/15/2029	23	27	(e)	Security purchased on a when-issued basis.
8.00%, 12/15/2030	17	19	(f)	Security exempt from registration under Rule 144A of the Securities Act of
$ 16,590	1933. These securities may be resold in transactions exempt from
U.S. Treasury - 9.49%	registration, normally to qualified institutional buyers. Unless otherwise
0.63%, 02/28/2013	1,065	1,062	indicated, these securities are not considered illiquid. At the end of the
1.88%, 08/31/2017(j)	10,200	9,672	period, the value of these securities totaled $49,474 or 14.57% of net
2.63%, 01/31/2018	1,700	1,676	assets.
2.75%, 02/15/2019	3,400	3,322	(g)	This Senior Floating Rate Note will settle after March 31, 2011, at which
3.13%, 05/15/2019(k)	1,150	1,150	time the interest rate will be determined.
3.38%, 11/15/2019(j)	2,000	2,022	(h)	This entity was put into conservatorship by the US Government in 2008.
4.13%, 05/15/2015	35	38	See Notes to Financial Statements for additional information.
4.38%, 05/15/2040	1,900	1,858	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.50%, 02/15/2036	2,000	2,019	Notes to Financial Statements for additional information.
6.00%, 02/15/2026	5,925	7,214	(j)	Security or a portion of the security was pledged to cover margin
8.13%, 08/15/2019	1,600	2,197	requirements for swap and/or swaption contracts. At the end of the period,
$ 32,230	the value of these securities totaled $812 or 0.24% of net assets.
TOTAL U.S. GOVERNMENT &	(k)	Security or a portion of the security was pledged to cover margin
GOVERNMENT AGENCY OBLIGATIONS	$ 146,516	requirements for futures contracts. At the end of the period, the value of
Maturity	these securities totaled $94 or 0.03% of net assets.
Amount
REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
Banks - 1.21%	Unrealized Appreciation (Depreciation)
Investment in Joint Trading Account; Credit Suisse $	736	$ 736	The net federal income tax unrealized appreciation (depreciation) and federal tax
Repurchase Agreement; 0.12% dated	cost of investments held as of the period end were as follows:
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $750,989; 2.50% -	Unrealized Appreciation	$ 7,998
3.13%; dated 06/30/17 - 05/15/19)	Unrealized Depreciation	(17,921)
Investment in Joint Trading Account; Deutsche	398	398	Net Unrealized Appreciation (Depreciation)	$ (9,923)
Bank Repurchase Agreement; 0.15% dated	Cost for federal income tax purposes	$ 371,847
03/31/11 maturing 04/01/11 (collateralized by	All dollar amounts are shown in thousands (000's)
Sovereign Agency Issues; $405,941; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)	Portfolio Summary (unaudited)
Investment in Joint Trading Account; JP Morgan	696	697	Sector	Percent
Repurchase Agreement; 0.07% dated	Mortgage Securities	49.71%
03/31/11 maturing 04/01/11 (collateralized by	Financial	15.38%
US Treasury Notes; $710,395; 0.38% -	Government	9.55%
4.38%; dated 04/29/11 - 07/15/13)	Communications	6.34%
Investment in Joint Trading Account; Merrill	1,691	1,691	Energy	6.14%
Lynch Repurchase Agreement; 0.05% dated	Asset Backed Securities	4.62%
03/31/11 maturing 04/01/11 (collateralized by	Consumer, Non-cyclical	3.78%
Sovereign Agency Issues; $1,725,246; 0.00%	Consumer, Cyclical	3.28%
- 8.63%; dated 06/27/11 - 09/15/60)	Industrial	2.36%
Basic Materials	2.29%
Utilities	1.99%
Technology	1.10%
Diversified	0.05%
Liabilities in Excess of Other Assets, Net	(6.59)%
TOTAL NET ASSETS	100.00%

See accompanying notes

37

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2011 (unaudited)

Credit Default Swaps

							Unrealized/
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	$ 930	$ (43)
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	3,500	5
Barclays Bank PLC	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	4,000	5
Barclays Bank PLC	CMBX.NA.A 1		Sell	0.35%	10/12/2052	500	(17)
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	3,500	(2)
Morgan Stanley Capital Services Inc	CDX.NA.HY.15		Buy	(5.00)%	12/20/2015	3,570	(162)
Morgan Stanley Capital Services Inc	CMBX.NA.AA 1		Sell	0.25%	10/12/2052	500	(2)
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4		Sell	0.50%	02/17/2051	1,000	10

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2011	Long	56	$ 6,715	$ 6,666		$ (49)
						$ (49)

All dollar amounts are shown in thousands (000's)

See accompanying notes

38

		Schedule of Investments
		Diversified Balanced Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.72%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 64.79%
Bond Market Index Fund (a)	9,895,246 $	102,812
International Equity Index Fund (a)	1,337,289	14,456
MidCap S&P 400 Index Fund (a)	543,038	8,330
SmallCap S&P 600 Index Fund (a)	491,396	8,359
	$ 133,957
Principal Variable Contracts Funds, Inc. Class 1 - 34.93%
LargeCap S&P 500 Index Account (a)	7,657,797	72,213

TOTAL INVESTMENT COMPANIES	$ 206,170
Total Investments	$ 206,170
Other Assets in Excess of Liabilities, Net - 0.28%	$ 569
TOTAL NET ASSETS - 100.00%	$ 206,739

(a) Affiliated Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,329
Unrealized Depreciation		(1,107)
Net Unrealized Appreciation (Depreciation)	$ 13,222
Cost for federal income tax purposes	$ 192,948
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.73%
Domestic Equity Funds		43.00%
International Equity Funds		6.99%
Other Assets in Excess of Liabilities, Net		0.28%
TOTAL NET ASSETS		100.00%

See accompanying notes

39

Schedule of Investments
Diversified Balanced Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	8,199,165	$ 85,619	1,777,138	$ 18,435	81,057	$ 839	9,895,246	$ 103,215
International Equity Index Fund	1,112,112	10,675	254,306	2,736	29,129	310	1,337,289	13,101
LargeCap S&P 500 Index Account	6,652,627	53,596	1,240,494	11,502	235,324	2,158	7,657,797	62,941
MidCap S&P 400 Index Fund	480,331	5,922	89,019	1,314	26,312	391	543,038	6,846
SmallCap S&P 600 Index Fund	424,400	5,759	84,588	1,379	17,592	295	491,396	6,845
		$ 161,571		$ 35,366		$ 3,993		$ 192,948

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond Market Index Fund	$ —		$ —			$ —
International Equity Index Fund		—			—			—
LargeCap S&P 500 Index Account		—			1			—
MidCap S&P 400 Index Fund		—			1			—
SmallCap S&P 600 Index Fund		—			2			—
	$ —		$ 4			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

40

		Schedule of Investments
		Diversified Growth Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.69%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 54.83%
Bond Market Index Fund (a)	15,218,293 $	158,118
International Equity Index Fund (a)	4,197,510	45,375
MidCap S&P 400 Index Fund (a)	1,491,426	22,878
SmallCap S&P 600 Index Fund (a)	1,349,609	22,957
	$ 249,328
Principal Variable Contracts Funds, Inc. Class 1 - 44.86%
LargeCap S&P 500 Index Account (a)	21,632,191	203,992

TOTAL INVESTMENT COMPANIES	$ 453,320
Total Investments	$ 453,320
Other Assets in Excess of Liabilities, Net - 0.31%	$ 1,392
TOTAL NET ASSETS - 100.00%	$ 454,712

(a) Affiliated Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 35,222
Unrealized Depreciation		(1,647)
Net Unrealized Appreciation (Depreciation)	$ 33,575
Cost for federal income tax purposes	$ 419,745
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.94%
Fixed Income Funds		34.77%
International Equity Funds		9.98%
Other Assets in Excess of Liabilities, Net		0.31%
TOTAL NET ASSETS		100.00%

See accompanying notes

41

Schedule of Investments
Diversified Growth Account
March 31, 2011 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	10,992,633	$ 114,938		4,240,775	$ 43,962	15,115	$ 157	15,218,293	$ 158,743
International Equity Index Fund	3,043,122	29,397		1,198,606	12,874	44,218	469	4,197,510	41,802
LargeCap S&P 500 Index Account	16,382,250	132,428		5,604,364	51,730	354,423	3,255	21,632,191	180,903
MidCap S&P 400 Index Fund	1,149,942	14,138		392,963	5,748	51,479	775	1,491,426	19,116
SmallCap S&P 600 Index Fund	1,016,058	13,802		369,547	5,978	35,996	607	1,349,609	19,181
		$ 304,703			$ 120,292		$ 5,263		$ 419,745

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ —			$ —
International Equity Index Fund			—			—			—
LargeCap S&P 500 Index Account			—			—			—
MidCap S&P 400 Index Fund			—			5			—
SmallCap S&P 600 Index Fund			—			8			—
	$ —			$ 13			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

42

Schedule of Investments
Diversified International Account
March 31, 2011 (unaudited)

COMMON STOCKS - 98.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.67%			Banks (continued)
Meggitt PLC	29,268 $	161	HSBC Holdings PLC	483,042 $	4,967
MTU Aero Engines Holding AG	22,773	1,529	ICICI Bank Ltd ADR	10,372	517
Safran SA	55,093	1,947	Industrial and Commercial Bank of China Ltd	2,350,555	1,952
	$ 3,637		Industrial Bank of Korea	36,880	635
Agriculture - 1.59%			Itau Unibanco Holding SA	39,215	931
British American Tobacco PLC	109,853	4,409	Krung Thai Bank PCL (b)	1,047,261	637
Bunge Ltd	10,567	764	Laurentian Bank of Canada	2,700	141
Imperial Tobacco Group PLC	70,960	2,194	Malayan Banking Bhd	411,200	1,217
ITC Ltd	173,044	707	Mitsubishi UFJ Financial Group Inc	327,100	1,510
Souza Cruz SA	48,360	503	National Australia Bank Ltd	118,046	3,156
	$ 8,577		National Bank of Canada	30,900	2,511
Airlines - 0.10%			Sberbank of Russia	509,933	1,916
Air China Ltd	410,000	379	Standard Chartered PLC	146,181	3,792
Chorus Aviation Inc	25,000	138	Sumitomo Mitsui Financial Group Inc	84,900	2,640
	$ 517		Svenska Handelsbanken AB	66,362	2,176
Apparel - 0.43%			Toronto-Dominion Bank/The	42,600	3,770
			UBS AG (a)	225,850	4,052
Burberry Group PLC	81,803	1,541
Far Eastern New Century Corp	419,140	648	UniCredit SpA	912,543	2,256
Hugo Boss AG	1,665	139		$ 69,117
	$ 2,328		Beverages - 1.50%
Automobile Manufacturers - 4.40%			Anheuser-Busch InBev NV	51,837	2,953
Bayerische Motoren Werke AG	30,920	2,579	Carlsberg A/S	23,816	2,564
Daihatsu Motor Co Ltd	75,000	1,093	Cia de Bebidas das Americas ADR	57,855	1,638
Daimler AG	61,164	4,334	Dydo Drinco Inc	3,900	152
Great Wall Motor Co Ltd	194,500	359	Fomento Economico Mexicano SAB de CV ADR	13,614	799
Honda Motor Co Ltd	77,700	2,919		$ 8,106
Hyundai Motor Co	8,278	1,532	Biotechnology - 0.02%
Kia Motors Corp	19,870	1,250	Morphosys AG (a)	4,794	128
Mahindra & Mahindra Ltd	52,462	824
Nissan Motor Co Ltd	262,300	2,327	Building Materials - 0.77%
Tata Motors Ltd	38,259	1,071	Asahi Glass Co Ltd	129,000	1,622
Volkswagen AG - PREF	16,611	2,698	Central Glass Co Ltd	20,000	81
Volvo AB - B Shares	156,881	2,759	China National Building Material Co Ltd	311,774	1,144
	$ 23,745		Forbo Holding AG	265	199
Automobile Parts & Equipment - 1.51%			Sumitomo Osaka Cement Co Ltd	47,000	136
Aisin Seiki Co Ltd	43,500	1,510	TOTO Ltd	118,000	949
Faurecia (a)	27,631	1,010		$ 4,131
Georg Fischer AG (a)	306	172	Chemicals - 4.95%
Haldex AB	4,885	75	Agrium Inc	15,000	1,385
JTEKT Corp	72,600	944	Arkema SA	2,684	244
Keihin Corp	6,192	118	Asahi Kasei Corp	223,000	1,504
Nissin Kogyo Co Ltd	6,800	117	BASF SE	67,261	5,827
Pirelli & C SpA	138,741	1,219	China Petrochemical Development Corp (a)	235,000	299
Plastic Omnium SA	1,322	108	Croda International PLC	6,966	188
Unipres Corp	5,400	108	Formosa Chemicals & Fibre Corp	387,000	1,467
Valeo SA	47,076	2,746	Formosa Plastics Corp	137,000	482
	$ 8,127		Incitec Pivot Ltd	354,483	1,588
Banks - 12.81%			KP Chemical Corp	13,000	321
Aareal Bank AG (a)	4,251	138	Lanxess AG	23,233	1,735
Australia & New Zealand Banking Group Ltd	173,653	4,277	LG Chem Ltd	3,610	1,514
Axis Bank Ltd	11,463	364	Linde AG	12,751	2,013
Banco Bradesco SA	35,199	719	Lintec Corp	4,810	137
Banco do Brasil SA	67,145	1,211	Nippon Shokubai Co Ltd	15,912	199
Bangkok Bank PCL	248,000	1,423	Potash Corp of Saskatchewan Inc	64,500	3,805
Bank Mandiri Tbk PT	1,205,278	941	Rhodia SA	36,447	1,067
Bank of China Ltd	2,762,500	1,538	Yara International ASA	37,329	1,891
Bank of Yokohama Ltd/The	304,366	1,445	Zeon Corp	111,000	1,024
Barclays PLC	368,699	1,642		$ 26,690
BNP Paribas	53,937	3,945	Coal - 0.30%
Canadian Imperial Bank of Commerce/Canada	36,700	3,165	Banpu PCL	11,550	293
Canadian Western Bank	6,100	196	Exxaro Resources Ltd	32,320	790
Chiba Bank Ltd/The	189,063	1,059	Indo Tambangraya Megah PT	53,500	284
China Construction Bank Corp	2,386,535	2,237	New World Resources NV	14,100	230
Credicorp Ltd	4,910	515		$ 1,597
DBS Group Holdings Ltd	112,000	1,301	Commercial Services - 0.26%
DnB NOR ASA	202,630	3,109	Aggreko PLC	34,302	867
Grupo Financiero Banorte SAB de CV	88,423	416	Ashtead Group PLC	41,802	133
Grupo Financiero Galicia SA ADR(a)	30,629	381	Cape PLC	15,922	126
Gunma Bank Ltd/The	27,000	143	Emeco Holdings Ltd	94,574	119
Home Capital Group Inc	3,000	176

See accompanying notes

43

Schedule of Investments
Diversified International Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electronics (continued)
Prosegur Cia de Seguridad SA	2,358 $	140	Renishaw PLC	5,493 $	133
	$ 1,385		Rexel SA	6,180	156
Computers - 1.00%			Toshiba Corp	300,000	1,468
Asustek Computer Inc	59,000	511	Toyo Corp/Chuo-ku	12,700	118
CGI Group Inc (a)	58,767	1,232	Tripod Technology Corp	55,000	242
Foxconn Technology Co Ltd	65,000	248	Unimicron Technology Corp	27,000	46
Infosys Technologies Ltd ADR	15,905	1,140		$ 12,712
Lenovo Group Ltd	1,314,000	748	Engineering & Construction - 0.71%
Melco Holdings Inc	4,000	129	Bilfinger Berger SE	10,379	902
Obic Co Ltd	680	129	China Railway Group Ltd	482,000	311
Tata Consultancy Services Ltd	46,555	1,236	Daelim Industrial Co Ltd	7,842	765
	$ 5,373		Monadelphous Group Ltd	5,937	131
Consumer Products - 0.27%			NCC AB	8,494	243
Henkel AG & Co KGaA - PREF	21,263	1,320	Nippo Corp	18,000	145
Societe BIC SA	1,772	157	NRW Holdings Ltd	39,378	118
	$ 1,477		SembCorp Industries Ltd	298,000	1,232
Distribution & Wholesale - 1.22%				$ 3,847
DCC PLC	5,137	164	Environmental Control - 0.03%
D'ieteren SA/NV	2,480	170	Derichebourg SA (a)	17,745	152
Inchcape PLC (a)	25,795	143
Mitsubishi Corp	120,011	3,331	Food - 4.24%
Ship Healthcare Holdings Inc	11,800	149	Aryzta AG	2,715	139
Sumitomo Corp	182,569	2,610	Cermaq ASA	11,158	197
	$ 6,567		Cia Brasileira de Distribuicao Grupo Pao de Acucar	14,224	596
Diversified Financial Services - 2.13%			ADR
African Bank Investments Ltd	60,626	339	Danisco A/S	22,592	2,851
Azimut Holding SpA	14,069	157	Jeronimo Martins SGPS SA	111,583	1,795
BS Financial Group Inc (a)	30,080	436	Kesko OYJ	22,747	1,064
Challenger Ltd/AU	29,757	152	Marine Harvest ASA	1,748,183	2,172
Chinatrust Financial Holding Co Ltd	370,000	314	Maruha Nichiro Holdings Inc	65,000	95
Close Brothers Group PLC	11,333	154	Metro AG	29,209	1,999
GAM Holding AG	69,432	1,319	Nestle SA	126,638	7,259
Hana Financial Group Inc	14,500	627	Nutreco NV	21,166	1,552
IG Group Holdings PLC	15,990	117	Suedzucker AG	50,430	1,402
IGM Financial Inc	22,034	1,121	Viscofan SA	4,564	181
Intermediate Capital Group PLC	172,046	901	WM Morrison Supermarkets PLC	356,726	1,580
International Personal Finance PLC	23,950	124		$ 22,882
KB Financial Group Inc	10,035	526	Forest Products & Paper - 0.41%
Mega Financial Holding Co Ltd	1,520,000	1,197	Billerud AB	12,890	146
ORIX Corp	30,850	2,889	Hokuetsu Kishu Paper Co Ltd	19,500	105
Provident Financial PLC	13,369	206	Suzano Papel e Celulose SA	39,255	367
Tullett Prebon PLC	19,625	129	Svenska Cellulosa AB	100,529	1,618
Woori Finance Holdings Co Ltd	34,500	458		$ 2,236
Yuanta Financial Holding Co Ltd	456,000	328	Gas - 0.70%
	$ 11,494		Centrica PLC	408,870	2,134
Electric - 1.10%			Keyera Corp	4,800	194
Atco Ltd	2,900	176	Osaka Gas Co Ltd	364,000	1,453
CLP Holdings Ltd	217,500	1,759		$ 3,781
Enel SpA	427,608	2,695	Hand & Machine Tools - 0.26%
Enersis SA ADR	14,935	311	Finning International Inc	46,900	1,386
Federal Hydrogenerating Co JSC ADR(a)	271	1
International Power PLC	203,639	1,006	Healthcare - Products - 0.71%
	$ 5,948		Coloplast A/S	13,456	1,949
Electrical Components & Equipment - 2.24%			DiaSorin SpA	3,657	161
Bekaert SA	12,210	1,393	Draegerwerk AG & Co KGaA	1,684	164
Hitachi Ltd	801,261	4,171	Elekta AB	34,996	1,399
Mitsubishi Electric Corp	330,000	3,896	Paramount Bed Co Ltd	4,700	129
Schneider Electric SA	15,396	2,631		$ 3,802
	$ 12,091		Healthcare - Services - 0.04%
Electronics - 2.36%			Ramsay Health Care Ltd	10,135	200
AAC Acoustic Technologies Holdings Inc	42,000	113
Alps Electric Co Ltd	177,600	1,706	Holding Companies - Diversified - 1.09%
Anritsu Corp	100,000	761	GS Holdings	11,138	948
Electrocomponents PLC	38,061	163	Imperial Holdings Ltd	58,569	989
Fujitsu General Ltd	23,000	117	KOC Holding AS	162,885	757
Hamamatsu Photonics KK	24,800	982	LG Corp	9,507	709
Hon Hai Precision Industry Co Ltd	219,846	770	Swire Pacific Ltd	168,998	2,477
Keyence Corp	6,900	1,766		$ 5,880
Murata Manufacturing Co Ltd	28,800	2,074	Home Builders - 0.23%
Omron Corp	74,600	2,097	Daiwa House Industry Co Ltd	91,000	1,118

See accompanying notes

44

Schedule of Investments
Diversified International Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders (continued)			Media (continued)
Persimmon PLC	14,636 $	105	ProSiebenSat.1 Media AG	90,574 $	2,669
	$ 1,223		WPP PLC	117,102	1,444
Home Furnishings - 0.11%				$ 6,998
Alpine Electronics Inc	7,400	83	Metal Fabrication & Hardware - 0.29%
Indesit Co SpA	11,501	136	Hoganas AB	3,751	140
Noritz Corp	5,800	103	JFE Shoji Holdings Inc	18,000	78
Pioneer Corp (a)	33,100	138	Johnson Matthey PLC	45,412	1,355
SEB SA	1,617	159		$ 1,573
	$ 619		Mining - 7.35%
Insurance - 3.62%			Alacer Gold Corp (a)	20,454	188
Aegon NV (a)	196,056	1,468	Alamos Gold Inc	7,700	122
Allianz SE	22,543	3,175	Anglo American PLC	83,931	4,318
Amlin PLC	25,967	159	AngloGold Ashanti Ltd	14,199	681
China Life Insurance Co Ltd	157,000	589	Antofagasta PLC	13,833	302
Helvetia Holding AG	438	182	Barrick Gold Corp.	55,300	2,874
Lancashire Holdings Ltd	17,649	169	BHP Billiton Ltd	135,669	6,534
Legal & General Group PLC	1,270,527	2,348	Centerra Gold Inc	59,200	1,063
Ping An Insurance Group Co	140,500	1,424	Cia de Minas Buenaventura SA ADR	17,365	746
Powszechny Zaklad Ubezpieczen SA	1,826	229	Grupo Mexico SAB de CV	285,000	1,069
Sampo OYJ	99,246	3,166	Hindalco Industries Ltd	148,207	695
Sanlam Ltd	218,878	893	IAMGOLD Corp	79,725	1,757
Tokio Marine Holdings Inc	83,300	2,227	Iluka Resources Ltd	21,763	299
Zurich Financial Services	12,584	3,523	KGHM Polska Miedz SA	21,296	1,351
	$ 19,552		Medusa Mining Ltd	21,959	159
Internet - 0.02%			MMC Norilsk Nickel OJSC ADR	23,718	623
Atea ASA	11,832	133	Orica Ltd	64,241	1,752
			Pan Australian Resources Ltd (a)	189,668	154
Investment Companies - 0.77%			Rio Tinto Ltd	89,966	7,887
ABG Sundal Collier Holding ASA	78,669	108	SEMAFO Inc (a)	16,300	156
Delek Group Ltd	2,605	705	Teck Resources Ltd	45,742	2,425
Infrastructure Development Finance Co Ltd	44,543	155	Umicore SA	24,249	1,203
Investor AB	89,230	2,166	Vale SA - PREF	113,648	3,302
Resolution Ltd	218,114	1,035		$ 39,660
	$ 4,169		Miscellaneous Manufacturing - 1.89%
Iron & Steel - 0.73%			Aalberts Industries NV	7,912	188
Cia Siderurgica Nacional SA ADR	37,378	623	Amano Corp	11,500	110
Ferrexpo PLC	23,403	162	IMI PLC	92,072	1,521
Hyundai Steel Co	7,697	982	Largan Precision Co Ltd	11,000	298
Labrador Iron Ore Royalty Corp	1,800	148	Melrose PLC	33,481	176
Maanshan Iron & Steel	1,018,000	551	Neo Material Technologies Inc (a)	22,500	217
Mount Gibson Iron Ltd (a)	70,365	145	Peace Mark Holdings Ltd (a),(b),(c)	300,000	—
POSCO ADR	7,552	863	Senior PLC	22,750	55
Severstal OAO	18,098	355	Siemens AG	46,904	6,431
Xingda International Holdings Ltd	115,000	108	Wartsila OYJ	31,176	1,217
	$ 3,937			$ 10,213
Leisure Products & Services - 0.25%			Office & Business Equipment - 0.47%
Sega Sammy Holdings Inc	77,100	1,340	Canon Inc	57,800	2,516

Lodging - 0.23%			Oil & Gas - 9.73%
Shangri-La Asia Ltd	407,333	1,053	Baytex Energy Trust	4,400	257
SJM Holdings Ltd	104,000	182	BG Group PLC	244,506	6,084
	$ 1,235		BowLeven PLC (a)	24,261	149
Machinery - Construction & Mining - 0.43%			BP PLC	152,115	1,108
Atlas Copco AB - A Shares	76,053	2,022	Caltex Australia Ltd	58,280	940
Danieli & C Officine Meccaniche SpA	5,225	159	Canadian Natural Resources Ltd	70,800	3,501
Wajax Corp	3,800	158	China Petroleum & Chemical Corp	846,000	848
	$ 2,339		CNOOC Ltd	372,000	937
			EnQuest PLC (a)	1	—
Machinery - Diversified - 1.37%
Daifuku Co Ltd	20,500	149	Gazprom OAO ADR	110,234	3,565
Komori Corp	13,100	122	Idemitsu Kosan Co Ltd	10,100	1,183
Kone OYJ	35,050	2,016	Lukoil OAO ADR	28,544	2,038
			Lundin Petroleum AB (a)	14,160	203
MAN SE	14,311	1,794
Metso OYJ	33,546	1,804	Pacific Rubiales Energy Corp	45,000	1,249
Pfeiffer Vacuum Technology AG	829	117	PetroChina Co Ltd	1,189,199	1,801
Weir Group PLC/The	49,292	1,369	Petroleo Brasileiro SA ADR	89,022	3,599
	$ 7,371		Petrominerales Ltd	4,679	177
			Polski Koncern Naftowy Orlen S.A. (a)	40,435	750
Media - 1.30%
Grupo Televisa SA ADR(a)	41,447	1,017	Repsol YPF SA	97,273	3,333
ITV PLC (a)	1,399,428	1,736	Rosneft Oil Co	103,819	948
Metropole Television SA	5,062	132	Royal Dutch Shell PLC - A Shares	6,037	219
			Royal Dutch Shell PLC - B Shares	162,805	5,902

See accompanying notes

45

Schedule of Investments
Diversified International Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Semiconductors (continued)
Sasol Ltd	13,978 $	809	Powertech Technology Inc	168,000 $	526
Seadrill Ltd	73,996	2,676	Samsung Electronics Co Ltd	4,412	3,749
SK Holdings Co Ltd	4,911	739	Sanken Electric Co Ltd	16,000	94
Statoil ASA	84,006	2,329	Siliconware Precision Industries Co	239,000	299
Surgutneftegas OJSC ADR	24,427	264	STMicroelectronics NV	142,645	1,767
Thai Oil Public Co Ltd (b)	254,100	699	Taiwan Semiconductor Manufacturing Co Ltd	661,140	1,587
Total SA	101,398	6,173		$ 12,866
	$ 52,480		Shipbuilding - 0.15%
Oil & Gas Services - 1.04%			Daewoo Shipbuilding & Marine Engineering Co	11,850	368
Calfrac Well Services Ltd	4,600	148	Ltd
Canyon Services Group Inc	14,000	188	Hyundai Heavy Industries Co Ltd	897	423
Petrofac Ltd	1	—		$ 791
Saipem SpA	34,235	1,820	Software - 0.49%
Subsea 7 SA	84,874	2,144	Aero Inventory PLC (a),(b),(c)	19,271	—
Technip SA	12,191	1,300	SAP AG	42,779	2,619
	$ 5,600			$ 2,619
Pharmaceuticals - 4.74%			Storage & Warehousing - 0.02%
AstraZeneca PLC	91,078	4,183	Mitsui-Soko Co Ltd	32,000	125
GlaxoSmithKline PLC	44,242	844
KYORIN Holdings Inc	9,000	153	Telecommunications - 7.21%
Novartis AG	90,951	4,933	ADVA AG Optical Networking (a)	16,851	141
Novo Nordisk A/S	36,523	4,589	America Movil SAB de CV ADR	29,252	1,699
Roche Holding AG	28,465	4,066	Axiata Group Bhd (a)	349,100	552
Shire PLC	107,326	3,118	BT Group PLC	1,014,173	3,020
Takeda Pharmaceutical Co Ltd	41,700	1,945	China Mobile Ltd	164,785	1,518
Teva Pharmaceutical Industries Ltd ADR	34,550	1,734	China Telecom Corp Ltd	1,062,000	648
	$ 25,565		Chunghwa Telecom Co Ltd (a)	276,000	860
Real Estate - 1.66%			Hutchison Telecommunications Hong Kong	322,000	102
Arnest One Corp	8,492	85	Holdings Ltd
Brookfield Asset Management Inc	103,458	3,362	Koninklijke KPN NV	170,164	2,899
Daito Trust Construction Co Ltd	29,300	2,018	Manitoba Telecom Services Inc	34,700	1,075
FKP Property Group	163,562	144	NTT DoCoMo Inc	2,266	3,983
Gazit-Globe Ltd	11,761	156	QSC AG (a)	27,220	104
Great Eagle Holdings Ltd	50,000	167	Sistema JSFC	28,684	835
Mitsui Fudosan Co Ltd	74,000	1,221	Softbank Corp	64,500	2,574
New World Development Ltd	586,000	1,035	Taiwan Mobile Co Ltd	190,000	447
Singapore Land Ltd	20,000	111	Tele2 AB	76,848	1,775
Tokyo Tatemono Co Ltd	145,000	542	Telefonica SA	184,046	4,607
Wihlborgs Fastigheter AB	4,558	136	Telenet Group Holding NV (a)	25,411	1,191
	$ 8,977		Telenor ASA	128,385	2,113
REITS - 0.60%			Tim Participacoes SA ADR	12,434	543
BLife Investment Corp	14	96	Vivo Participacoes SA	12,300	489
CapitaMall Trust	281,000	419	Vodacom Group Ltd	74,474	874
Dundee Real Estate Investment Trust	4,700	160	Vodafone Group PLC	2,415,127	6,838
ICADE	7,914	977		$ 38,887
ING Office Fund	211,709	136	Textiles - 0.06%
Kenedix Realty Investment Corp	39	160	Cia Hering	17,800	325
RioCan Real Estate Investment Trust	48,900	1,284
	$ 3,232		Toys, Games & Hobbies - 0.12%
Retail - 2.11%			Namco Bandai Holdings Inc	58,300	636
Amplifon SpA	27,879	169
Cie Financiere Richemont SA	53,145	3,069	Transportation - 0.82%
Dufry Group (a)	1,171	135	Canadian National Railway Co	43,000	3,244
Hyundai Department Store Co Ltd	2,286	296	Cargotec Oyj	1,075	52
K's Holdings Corp	4,840	140	China Shipping Container Lines Co Ltd (a)	653,000	259
Lojas Renner SA	20,600	670	Construcciones y Auxiliar de Ferrocarriles SA	256	145
Pal Co Ltd	3,750	112	Songa Offshore SE (a)	20,268	131
Shoppers Drug Mart Corp	48,600	1,998	Stagecoach Group PLC	35,582	123
Swatch Group AG/The - BR	5,011	2,216	Yang Ming Marine Transport Corp (a)	594,000	465
UNY Co Ltd	12,700	118		$ 4,419
WH Smith PLC	18,691	130	Water - 0.72%
Whitbread PLC	53,539	1,417	Pennon Group PLC	104,460	1,047
Woolworths Holdings Ltd/South Africa	214,822	888	Severn Trent PLC	50,075	1,174
	$ 11,358		United Utilities Group PLC	175,844	1,669
Semiconductors - 2.39%				$ 3,890
Advanced Semiconductor Engineering Inc	280,000	304	TOTAL COMMON STOCKS	$ 532,561
Aixtron SE NA	4,579	199
ARM Holdings PLC	226,630	2,090
ASM International NV (a)	32,168	1,263
Elpida Memory Inc (a)	76,700	988

See accompanying notes

46

Schedule of Investments
Diversified International Account
March 31, 2011 (unaudited)

			Portfolio Summary (unaudited)
	Maturity		Country	Percent
	Amount		Japan	14.15%
REPURCHASE AGREEMENTS - 0.49%	(000's)	Value (000's)	United Kingdom	13.39%
			Canada	8.34%
Banks - 0.49%			Germany	8.19%
Investment in Joint Trading Account; Credit Suisse $	477	$ 477
Repurchase Agreement; 0.12% dated			Switzerland	6.14%
			Australia	5.14%
03/31/11 maturing 04/01/11 (collateralized by			France	4.24%
US Treasury Notes; $486,519; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)			Korea, Republic Of	3.19%
			Brazil	2.85%
Investment in Joint Trading Account; Deutsche	258	258	Sweden	2.73%
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by			China	2.64%
			Netherlands	2.53%
Sovereign Agency Issues; $262,984; 0.80% -			Norway	2.23%
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	451	451	Denmark	2.21%
			Taiwan, Province Of China	2.13%
Repurchase Agreement; 0.07% dated			Russian Federation	1.96%
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $460,221; 0.38% -			Finland	1.75%
4.38%; dated 04/29/11 - 07/15/13)			Hong Kong	1.70%
			Italy	1.63%
Investment in Joint Trading Account; Merrill	1,096	1,096	Spain	1.56%
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by			Belgium	1.28%
			India	1.25%
Sovereign Agency Issues; $1,117,678; 0.00%			South Africa	1.17%
- 8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	387	387	Mexico	0.94%
			Ireland	0.88%
Stanley Repurchase Agreement; 0.05% dated			United States	0.80%
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $394,475; 1.30% -			Thailand	0.57%
			Singapore	0.57%
2.00%; dated 05/25/12 - 11/10/16)			Bermuda	0.53%
		$ 2,669	Israel	0.48%
TOTAL REPURCHASE AGREEMENTS		$ 2,669	Poland	0.43%
Total Investments		$ 535,230	Malaysia	0.33%
Other Assets in Excess of Liabilities, Net - 0.77%		$ 4,155	Portugal	0.33%
TOTAL NET ASSETS - 100.00%		$ 539,385	Peru	0.24%
			Indonesia	0.22%
			Guernsey	0.19%
(a) Non-Income Producing Security			Turkey	0.14%
(b)	Market value is determined in accordance with procedures established in		Argentina	0.07%
good faith by the Board of Directors. At the end of the period, the value of			Chile	0.06%
these securities totaled $1,336 or 0.25% of net assets.			Colombia	0.03%
(c) Security is Illiquid			Cyprus	0.02%
			Other Assets in Excess of Liabilities, Net	0.77%
			TOTAL NET ASSETS	100.00%
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 91,556
Unrealized Depreciation		(7,597)
Net Unrealized Appreciation (Depreciation)		$ 83,959
Cost for federal income tax purposes		$ 451,271
All dollar amounts are shown in thousands (000's)

See accompanying notes

47

Schedule of Investments
Equity Income Account
March 31, 2011 (unaudited)

COMMON STOCKS - 97.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.93%			Healthcare - Products - 2.37%
Lockheed Martin Corp	60,400 $	4,856	Becton Dickinson and Co	14,100 $	1,122
Raytheon Co	123,600	6,288	Johnson & Johnson	113,600	6,731
	$ 11,144		Medtronic Inc	148,228	5,833
Apparel - 1.22%				$ 13,686
VF Corp	71,500	7,045	Insurance - 7.11%
			ACE Ltd	223,300	14,447
Automobile Manufacturers - 0.20%			Allianz SE ADR	204,322	2,879
PACCAR Inc	22,468	1,176	Allstate Corp/The	163,644	5,201
			Chubb Corp	100,400	6,155
Automobile Parts & Equipment - 0.33%			Fidelity National Financial Inc	317,944	4,493
Johnson Controls Inc	46,000	1,912	MetLife Inc	117,900	5,274
			Validus Holdings Ltd	78,511	2,617
Banks - 6.79%				$ 41,066
Australia & New Zealand Banking Group Ltd	63,900	1,582	Machinery - Diversified - 1.18%
ADR			Deere & Co	70,500	6,831
Banco Santander SA ADR	556,085	6,517
Bank of New York Mellon Corp/The	161,475	4,823	Media - 1.45%
Bank of Nova Scotia	107,856	6,621	Walt Disney Co/The	73,162	3,152
JP Morgan Chase & Co	61,500	2,835	Yellow Media Inc	915,346	5,227
M&T Bank Corp	62,400	5,521		$ 8,379
Northern Trust Corp	114,700	5,821	Mining - 0.80%
US Bancorp	209,100	5,527	BHP Billiton Ltd ADR	48,100	4,612
	$ 39,247
Beverages - 0.73%			Miscellaneous Manufacturing - 3.62%
Coca-Cola Co/The	33,500	2,223	3M Co	51,100	4,778
Dr Pepper Snapple Group Inc	29,412	1,093	Honeywell International Inc	65,600	3,917
Molson Coors Brewing Co	19,000	891	Parker Hannifin Corp	76,600	7,253
	$ 4,207		Siemens AG ADR	36,000	4,944
Chemicals - 1.23%				$ 20,892
Air Products & Chemicals Inc	28,100	2,534	Oil & Gas - 9.93%
EI du Pont de Nemours & Co	83,200	4,574	Chevron Corp	123,684	13,287
	$ 7,108		Encana Corp	215,200	7,431
Commercial Services - 0.55%			Exxon Mobil Corp	113,800	9,574
Automatic Data Processing Inc	62,300	3,197	Marathon Oil Corp	188,500	10,049
			Penn West Petroleum Ltd	249,500	6,911
Consumer Products - 1.64%			Total SA ADR	165,770	10,107
Clorox Co	35,300	2,473		$ 57,359
Kimberly-Clark Corp	106,800	6,971	Pharmaceuticals - 12.21%
	$ 9,444		Abbott Laboratories	259,400	12,723
Distribution & Wholesale - 1.97%			Bristol-Myers Squibb Co	381,977	10,096
Genuine Parts Co	211,828	11,362	GlaxoSmithKline PLC ADR	208,818	8,021
			Merck & Co Inc	332,249	10,967
Diversified Financial Services - 4.42%			Novartis AG ADR	135,596	7,370
AllianceBernstein Holding LP	329,226	7,177	Pfizer Inc	536,409	10,894
BlackRock Inc	31,700	6,372	Roche Holding AG ADR	177,100	6,367
Federated Investors Inc	217,703	5,823	Teva Pharmaceutical Industries Ltd ADR	81,500	4,089
NYSE Euronext	175,539	6,174		$ 70,527
	$ 25,546		Pipelines - 2.65%
Electric - 4.39%			Enterprise Products Partners LP	184,861	7,960
NextEra Energy Inc	154,800	8,533	Kinder Morgan Energy Partners LP	66,514	4,928
Progress Energy Inc	184,426	8,509	Spectra Energy Corp	88,027	2,393
Wisconsin Energy Corp	35,000	1,068		$ 15,281
Xcel Energy Inc	303,700	7,255	REITS - 5.27%
	$ 25,365		Annaly Capital Management Inc	588,500	10,269
Electrical Components & Equipment - 1.26%			Chimera Investment Corp	641,318	2,546
Emerson Electric Co	124,790	7,291	Digital Realty Trust Inc	207,400	12,058
			HCP Inc	73,106	2,774
Entertainment - 0.54%			Health Care REIT Inc	53,900	2,827
OPAP SA ADR	283,900	3,123		$ 30,474
			Retail - 3.62%
Food - 3.38%			Costco Wholesale Corp	33,300	2,442
General Mills Inc	73,500	2,686	McDonald's Corp	117,700	8,956
Kellogg Co	47,300	2,553	Wal-Mart Stores Inc	182,700	9,509
Kraft Foods Inc	263,476	8,263		$ 20,907
Kroger Co/The	77,500	1,858	Semiconductors - 4.61%
Sysco Corp	149,800	4,149	Applied Materials Inc	128,800	2,012
	$ 19,509		Intel Corp	534,000	10,771
Gas - 1.43%			Maxim Integrated Products Inc	70,700	1,810
Sempra Energy	154,900	8,287	Microchip Technology Inc	186,100	7,073

See accompanying notes

48

Schedule of Investments
Equity Income Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Taiwan Semiconductor Manufacturing Co Ltd	407,250 $	4,960	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
ADR			Banks (continued)
		$ 26,626	Investment in Joint Trading Account; Morgan	$ 807	$ 807
Software - 1.48%			Stanley Repurchase Agreement; 0.05% dated
Microsoft Corp	338,100	8,574	03/31/11 maturing 04/01/11 (collateralized by
			Sovereign Agency Issues; $823,180; 1.30% -
Telecommunications - 5.38%			2.00%; dated 05/25/12 - 11/10/16)
AT&T Inc	214,200	6,555			$ 5,569
BCE Inc	169,100	6,145	TOTAL REPURCHASE AGREEMENTS		$ 5,569
CenturyLink Inc	36,300	1,508	Total Investments		$ 574,530
Qwest Communications International Inc	195,300	1,334	Other Assets in Excess of Liabilities, Net - 0.56%		$ 3,218
Verizon Communications Inc	246,400	9,496	TOTAL NET ASSETS - 100.00%		$ 577,748
Vodafone Group PLC ADR	210,400	6,049
		$ 31,087
Toys, Games & Hobbies - 1.75%
Mattel Inc	405,731	10,115
			Unrealized Appreciation (Depreciation)
Transportation - 2.18%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Norfolk Southern Corp	79,300	5,493	cost of investments held as of the period end were as follows:
Union Pacific Corp	72,400	7,119
		$ 12,612	Unrealized Appreciation		$ 117,887
TOTAL COMMON STOCKS		$ 563,991	Unrealized Depreciation		(8,514)
PREFERRED STOCKS - 0.80%	Shares Held Value (000's)		Net Unrealized Appreciation (Depreciation)		$ 109,373
Banks - 0.32%			Cost for federal income tax purposes		$ 465,157
National City Capital Trust II	43,900	1,111	All dollar amounts are shown in thousands (000's)
National City Capital Trust III	28,200	711
		$ 1,822	Portfolio Summary (unaudited)
Diversified Financial Services - 0.11%			Sector		Percent
National City Capital Trust IV	24,700	642	Financial		25.35%
			Consumer, Non-cyclical		20.88%
REITS - 0.37%			Energy		12.58%
Public Storage Inc 6.63%; Series M	66,200	1,669	Industrial		10.17%
Public Storage Inc 7.25%; Series K	18,700	477	Consumer, Cyclical		9.63%
		$ 2,146	Communications		6.89%
TOTAL PREFERRED STOCKS		$ 4,610	Technology		6.09%
	Principal		Utilities		5.82%
	Amount		Basic Materials		2.03%
BONDS - 0.06%	(000's)	Value (000's)	Other Assets in Excess of Liabilities, Net		0.56%
Telecommunications - 0.06%			TOTAL NET ASSETS		100.00%
Telus Corp
8.00%, 06/01/2011	$ 356	$ 360

TOTAL BONDS		$ 360
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.96%	(000's)	Value (000's)
Banks - 0.96%
Investment in Joint Trading Account; Credit Suisse $ 995		$ 995
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $1,015,255; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	538	538
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $548,787; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	942	942
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $960,377; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	2,287	2,287
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $2,332,343; 0.00%
- 8.63%; dated 06/27/11 - 09/15/60)

See accompanying notes

49

Schedule of Investments
Government & High Quality Bond Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 31.44%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 1.41%			Mortgage Backed Securities (continued)
Capital Auto Receivables Asset Trust			Freddie Mac (continued)
5.21%, 03/17/2014(a)	$ 3,094	$ 3,151	5.00%, 03/15/2040	$ 5,000	$ 5,216
Santander Drive Auto Receivables Trust			5.50%, 09/15/2031(a)	1,009	1,058
1.83%, 11/17/2014(a),(b)	3,625	3,663	5.50%, 01/15/2033	574	618
		$ 6,814	5.50%, 04/15/2033(a)	1,640	1,769
Banks - 0.43%			5.50%, 12/15/2033	3,500	3,796
Goldman Sachs Group Inc/The			Ginnie Mae
3.25%, 06/15/2012	2,000	2,066	4.00%, 12/16/2039	4,334	4,450
			4.50%, 12/16/2035	4,703	4,991
Finance - Mortgage Loan/Banker - 1.89%			4.50%, 10/20/2036	5,457	5,772
Fannie Mae			5.08%, 01/16/2030(a)	673	703
6.63%, 11/15/2030	5,550	7,007	Jefferies & Co Inc
Freddie Mac			4.75%, 04/26/2037(b)	2,281	2,345
5.75%, 06/27/2016	1,900	2,075	5.00%, 10/26/2036(b)	5,000	5,106
		$ 9,082	JP Morgan Chase Commercial Mortgage Securities
Home Equity Asset Backed Securities - 0.11%			Corp
Asset Backed Securities Corp Home Equity			5.79%, 09/12/2015	2,500	2,665
0.35%, 07/25/2036(a)	548	535	JP Morgan Reremic
			4.50%, 11/25/2035(b)	4,119	4,118
Mortgage Backed Securities - 27.54%			Nomura Resecuritization Trust
Banc of America Funding Corp			4.00%, 06/26/2037(b)	2,675	2,661
0.33%, 07/20/2036(a)	5	5	RBSSP Resecuritization Trust
Banc of America Mortgage Securities Inc			6.00%, 07/26/2037(b)	805	823
4.75%, 02/25/2035	788	788	Wachovia Bank Commercial Mortgage Trust
Chase Mortgage Finance Corp			4.70%, 05/15/2044	1,500	1,588
5.00%, 12/25/2018	775	802	4.81%, 04/15/2042	3,540	3,684
6.00%, 05/25/2035	1,587	1,571	5.12%, 07/15/2042	3,795	4,077
Citigroup Mortgage Loan Trust Inc			Wells Fargo Mortgage Backed Securities Trust
4.00%, 01/25/2036(b)	2,679	2,705	5.50%, 05/25/2035	1,754	1,750
4.00%, 03/25/2037(b)	2,598	2,617	5.75%, 10/25/2036(a)	18	18
4.00%, 04/25/2037(b)	1,899	1,912	6.00%, 04/25/2037	2,457	2,307
4.25%, 01/25/2036(b)	4,771	4,792	6.00%, 12/28/2037(a)	2,316	2,424
4.27%, 11/25/2035(a),(b)	4,306	4,335			$ 132,596
4.75%, 05/25/2035(b)	1,051	1,071	Other Asset Backed Securities - 0.03%
5.17%, 04/25/2037(a),(b)	839	826	Chase Funding Mortgage Loan Asset-Backed
5.25%, 08/25/2036(b)	3,596	3,676	Certificates
Countrywide Home Loan Mortgage Pass Through			0.71%, 12/25/2033(a)	147	137
Trust
5.25%, 05/25/2034	946	949	Regional Authority - 0.03%
Credit Suisse First Boston Mortgage Securities			US Department of Housing and Urban
Corp			Development
5.75%, 04/25/2033	522	538	6.16%, 08/01/2011	140	140
Credit Suisse Mortgage Capital Certificates
4.00%, 03/26/2037(b)	4,059	4,121	TOTAL BONDS		$ 151,370
5.08%, 08/27/2037(a),(b)	2,310	2,323		Principal
6.00%, 08/26/2037(b)	4,549	4,728	U.S. GOVERNMENT & GOVERNMENT	Amount
6.00%, 01/27/2047(b)	2,785	2,919	AGENCY OBLIGATIONS - 68.52%	(000's)	Value (000's)
Fannie Mae			Federal Home Loan Mortgage Corporation (FHLMC) - 20.34%
0.55%, 10/25/2018(a)	292	292	2.56%, 09/01/2032(a),(d)	$ 49	$ 52
4.50%, 02/25/2027	2,201	2,298	4.00%, 06/01/2024(d)	1,564	1,611
4.50%, 10/25/2031	2,500	2,631	4.00%, 03/01/2025(d)	2,088	2,150
4.50%, 10/25/2036	4,700	4,722	4.00%, 08/01/2039(d)	2,516	2,474
4.50%, 07/25/2040	5,000	4,971	4.00%, 12/01/2040(d)	3,969	3,905
6.50%, 02/25/2047	1,565	1,715	4.50%, 04/01/2018(d)	297	314
7.00%, 04/25/2032	631	702	4.50%, 06/01/2024(d)	1,338	1,403
8.70%, 12/25/2019	10	11	4.50%, 08/01/2033(d)	355	365
Fannie Mae Grantor Trust			4.50%, 08/01/2033(d)	366	376
0.60%, 05/25/2035(a)	752	669	4.50%, 06/01/2035(d)	1,669	1,715
Fannie Mae Whole Loan			4.50%, 09/01/2039(d)	2,554	2,600
0.40%, 05/25/2035(a),(c)	541	534	4.50%, 11/01/2039(d)	2,447	2,491
Freddie Mac			4.50%, 12/01/2039(d)	3,051	3,106
0.56%, 06/15/2018(a)	1,165	1,166	4.50%, 09/01/2040(d)	6,111	6,221
0.65%, 07/15/2023(a)	1,282	1,282	4.50%, 09/01/2040(d)	8,178	8,320
4.00%, 09/15/2018	1,105	1,150	4.50%, 02/01/2041(d)	4,992	5,079
4.50%, 11/15/2017	336	345	5.00%, 10/01/2025(d)	1,507	1,605
4.50%, 03/15/2018	446	457	5.00%, 02/01/2033(d)	1,595	1,680
4.50%, 03/15/2040	3,000	3,009	5.00%, 06/01/2033(d)	568	599
4.50%, 05/15/2040	3,500	3,452	5.00%, 06/01/2033(d)	990	1,040
5.00%, 03/15/2018	556	573	5.00%, 08/01/2033(d)	1,013	1,068

See accompanying notes

50

Schedule of Investments
Government & High Quality Bond Account
March 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 08/01/2033(d)	$ 1,053	$ 1,107	6.50%, 10/01/2028(d)	$ 95	$ 107
5.00%, 12/01/2034(d)	209	219	6.50%, 11/01/2028(d)	22	25
5.00%, 05/01/2035(d)	472	495	6.50%, 12/01/2028(d)	50	57
5.00%, 05/01/2035(d)	607	637	6.50%, 03/01/2029(d)	21	24
5.00%, 07/01/2035(d)	257	270	6.50%, 04/01/2029(d)	245	277
5.00%, 07/01/2035(d)	179	188	6.50%, 07/01/2031(d)	80	90
5.00%, 07/01/2035(d)	3,237	3,394	6.50%, 08/01/2031(d)	7	8
5.00%, 10/01/2035(d)	435	456	6.50%, 10/01/2031(d)	49	55
5.00%, 10/01/2038(d)	2,396	2,481	6.50%, 10/01/2031(d)	23	26
5.00%, 06/01/2039(d)	844	885	6.50%, 12/01/2031(d)	95	107
5.00%, 06/01/2039(d)	2,901	3,037	6.50%, 01/01/2032(d)	223	252
5.00%, 09/01/2039(d)	2,753	2,885	6.50%, 02/01/2032(d)	97	109
5.00%, 01/01/2040(d)	2,999	3,134	6.50%, 05/01/2032(d)	210	237
5.50%, 04/01/2018(d)	274	297	6.50%, 08/01/2032(d)	203	229
5.50%, 11/01/2018(d)	513	555	6.50%, 04/01/2035(d)	47	52
5.50%, 02/01/2024(d)	25	27	7.00%, 11/01/2012(d)	2	2
5.50%, 03/01/2024(d)	44	47	7.00%, 01/01/2013(d)	5	5
5.50%, 11/01/2032(d)	388	417	7.00%, 09/01/2023(d)	20	22
5.50%, 03/01/2033(d)	1,156	1,242	7.00%, 12/01/2023(d)	14	17
5.50%, 08/01/2033(d)	708	763	7.00%, 01/01/2024(d)	17	19
5.50%, 12/01/2033(d)	1,004	1,078	7.00%, 09/01/2027(d)	20	23
5.50%, 09/01/2035(d)	1,170	1,254	7.00%, 01/01/2028(d)	156	180
5.50%, 01/01/2038(d)	1,471	1,573	7.00%, 02/01/2028(d)	10	11
5.50%, 02/01/2038(d)	1,897	2,013	7.00%, 04/01/2028(d)	91	105
5.50%, 04/01/2038(d)	263	282	7.00%, 05/01/2028(d)	13	15
5.50%, 05/01/2038(d)	628	672	7.00%, 08/01/2028(d)	32	37
6.00%, 01/01/2013(d)	18	19	7.00%, 06/01/2031(d)	14	16
6.00%, 04/01/2017(d)	153	166	7.00%, 10/01/2031(d)	31	36
6.00%, 04/01/2017(d)	127	138	7.00%, 10/01/2031(d)	38	44
6.00%, 05/01/2017(d)	147	160	7.00%, 04/01/2032(d)	268	309
6.00%, 07/01/2017(d)	99	108	7.50%, 10/01/2030(d)	45	52
6.00%, 12/01/2023(d)	28	31	7.50%, 02/01/2031(d)	18	21
6.00%, 01/01/2026(d)	20	22	7.50%, 02/01/2031(d)	42	49
6.00%, 05/01/2031(d)	68	75	7.50%, 02/01/2031(d)	24	28
6.00%, 12/01/2031(d)	110	121	8.00%, 10/01/2030(d)	61	73
6.00%, 09/01/2032(d)	110	121	8.00%, 12/01/2030(d)	9	10
6.00%, 11/01/2033(d)	418	461	8.50%, 07/01/2029(d)	48	57
6.00%, 11/01/2033(d)	413	456			$ 97,957
6.00%, 05/01/2034(d)	699	767	Federal National Mortgage Association (FNMA) - 32.92%
6.00%, 05/01/2034(d)	1,283	1,396	2.35%, 12/01/2032(a),(d)	116	122
6.00%, 09/01/2034(d)	404	443	2.65%, 07/01/2034(a),(d)	157	165
6.00%, 02/01/2035(d)	308	337	4.00%, 12/01/2024(d)	6,481	6,704
6.00%, 08/01/2036(d)	1,182	1,292	4.00%, 05/01/2025(d)	2,350	2,420
6.00%, 10/01/2036(a),(d)	518	566	4.00%, 08/01/2025(d)	1,780	1,832
6.00%, 03/01/2037(d)	1,223	1,334	4.00%, 02/01/2026(d)	1,983	2,043
6.00%, 03/01/2037(d)	452	496	4.00%, 05/01/2039(d)	1,814	1,787
6.00%, 12/01/2037(d)	3,149	3,436	4.00%, 11/01/2040(d)	3,977	3,917
6.00%, 01/01/2038(d)	704	774	4.00%, 02/01/2041(d)	3,979	3,920
6.00%, 01/01/2038(d)	1,648	1,812	4.50%, 12/01/2019(d)	233	247
6.00%, 01/01/2038(a),(d)	220	241	4.50%, 01/01/2020(d)	896	948
6.00%, 04/01/2038(d)	451	493	4.50%, 09/01/2025(d)	3,877	4,082
6.00%, 06/01/2038(d)	1,225	1,346	4.50%, 05/01/2039(d)	1,876	1,911
6.50%, 11/01/2016(d)	54	59	4.50%, 10/01/2039(d)	1,746	1,779
6.50%, 06/01/2017(d)	183	199	4.50%, 08/01/2040(d)	4,620	4,708
6.50%, 06/01/2018(d)	18	20	4.50%, 09/01/2040(d)	4,651	4,740
6.50%, 08/01/2021(d)	18	20	5.00%, 01/01/2018(d)	782	837
6.50%, 12/01/2021(d)	126	140	5.00%, 06/01/2018(d)	759	813
6.50%, 04/01/2022(d)	162	179	5.00%, 10/01/2018(d)	714	764
6.50%, 05/01/2022(d)	107	119	5.00%, 11/01/2018(d)	467	500
6.50%, 05/01/2023(d)	26	29	5.00%, 06/01/2025(d)	3,976	4,227
6.50%, 04/01/2024(d)	25	29	5.00%, 05/01/2034(d)	1,577	1,661
6.50%, 04/01/2026(d)	18	21	5.00%, 06/01/2034(d)	1,150	1,211
6.50%, 05/01/2026(d)	15	17	5.00%, 04/01/2035(d)	984	1,036
6.50%, 05/01/2026(d)	20	22	5.00%, 04/01/2035(d)	463	488
6.50%, 12/01/2027(d)	25	28	5.00%, 07/01/2035(d)	63	66
6.50%, 01/01/2028(d)	27	30	5.00%, 07/01/2035(d)	1,224	1,289
6.50%, 03/01/2028(d)	16	18	5.00%, 08/01/2035(d)	283	298
6.50%, 09/01/2028(d)	14	16	5.00%, 04/01/2039(d)	2,806	2,944
6.50%, 09/01/2028(d)	28	32	5.00%, 07/01/2039(d)	7,991	8,369

See accompanying notes

51

Schedule of Investments
Government & High Quality Bond Account
March 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 04/01/2040(d)	$ 2,183	$ 2,288	6.50%, 08/01/2017(d)	$ 152	$ 167
5.00%, 05/01/2040(d)	3,461	3,627	6.50%, 11/01/2023(d)	93	105
5.00%, 06/01/2040(d)	1,813	1,900	6.50%, 05/01/2024(d)	53	60
5.02%, 12/01/2033(a),(d)	584	619	6.50%, 09/01/2024(d)	72	81
5.50%, 08/01/2017(d)	207	224	6.50%, 07/01/2025(d)	17	20
5.50%, 12/01/2017(d)	212	230	6.50%, 08/01/2025(d)	55	63
5.50%, 01/01/2018(d)	408	443	6.50%, 02/01/2026(d)	21	24
5.50%, 05/01/2018(d)	560	608	6.50%, 03/01/2026(d)	6	7
5.50%, 07/01/2019(d)	165	179	6.50%, 05/01/2026(d)	19	22
5.50%, 08/01/2019(d)	77	83	6.50%, 06/01/2026(d)	10	11
5.50%, 08/01/2019(d)	95	104	6.50%, 07/01/2028(d)	21	24
5.50%, 08/01/2019(d)	42	46	6.50%, 09/01/2028(d)	24	27
5.50%, 08/01/2019(d)	34	37	6.50%, 02/01/2029(d)	10	11
5.50%, 08/01/2019(d)	50	54	6.50%, 03/01/2029(d)	33	37
5.50%, 08/01/2019(d)	210	229	6.50%, 04/01/2029(d)	45	50
5.50%, 09/01/2019(d)	242	263	6.50%, 07/01/2029(d)	338	382
5.50%, 10/01/2019(d)	77	84	6.50%, 06/01/2031(d)	21	24
5.50%, 05/01/2024(d)	138	149	6.50%, 06/01/2031(d)	14	15
5.50%, 02/01/2033(d)	448	484	6.50%, 09/01/2031(d)	81	92
5.50%, 03/01/2033(d)	2,098	2,260	6.50%, 01/01/2032(d)	35	39
5.50%, 05/01/2033(d)	78	85	6.50%, 03/01/2032(d)	45	51
5.50%, 05/01/2033(d)	395	426	6.50%, 03/01/2032(d)	156	176
5.50%, 06/01/2033(d)	760	819	6.50%, 04/01/2032(d)	171	194
5.50%, 06/01/2033(d)	350	377	6.50%, 08/01/2032(d)	69	78
5.50%, 09/01/2033(d)	5,357	5,818	6.50%, 11/01/2032(d)	49	56
5.50%, 02/01/2034(d)	1,668	1,788	6.50%, 11/01/2032(d)	75	85
5.50%, 04/01/2034(d)	199	214	6.50%, 12/01/2032(d)	142	161
5.50%, 08/01/2034(d)	293	314	6.50%, 02/01/2033(d)	94	107
5.50%, 09/01/2034(d)	1,962	2,111	6.50%, 07/01/2034(d)	183	206
5.50%, 09/01/2035(d)	2,130	2,297	6.50%, 07/01/2034(d)	381	433
5.50%, 11/01/2035(d)	1,439	1,549	6.50%, 02/01/2036(d)	857	961
5.50%, 08/01/2036(d)	600	644	6.50%, 12/01/2036(d)	546	618
5.50%, 02/01/2037(d)	72	77	6.50%, 07/01/2037(d)	133	152
5.50%, 03/01/2038(d)	809	873	6.50%, 07/01/2037(d)	212	241
5.50%, 03/01/2038(d)	2,091	2,238	6.50%, 10/01/2037(d)	1,609	1,806
5.50%, 03/01/2038(d)	1,985	2,125	6.50%, 10/01/2037(d)	4,007	4,529
5.50%, 03/01/2038(d)	1,534	1,651	6.50%, 02/01/2038(d)	139	157
5.50%, 05/01/2038(d)	1,380	1,488	6.50%, 03/01/2038(d)	98	111
5.50%, 08/01/2038(d)	740	799	6.50%, 02/01/2039(d)	2,071	2,335
5.50%, 09/01/2038(d)	1,218	1,311	6.50%, 04/01/2041(d),(e)	4,400	4,931
5.99%, 10/01/2036(a),(d)	487	521	7.00%, 01/01/2027(d)	9	11
6.00%, 08/01/2016(d)	124	135	7.00%, 11/01/2027(d)	10	12
6.00%, 12/01/2016(d)	125	136	7.00%, 08/01/2028(d)	63	73
6.00%, 08/01/2017(d)	210	230	7.00%, 12/01/2028(d)	42	48
6.00%, 06/01/2022(d)	131	144	7.00%, 04/01/2029(d)	21	24
6.00%, 11/01/2023(d)	5	6	7.00%, 10/01/2029(d)	85	99
6.00%, 03/01/2026(d)	10	11	7.00%, 05/01/2031(d)	6	7
6.00%, 11/01/2028(d)	54	59	7.00%, 11/01/2031(d)	121	139
6.00%, 08/01/2031(d)	204	225	7.50%, 04/01/2022(d)	5	5
6.00%, 12/01/2031(d)	85	93	7.50%, 07/01/2027(d)	2	3
6.00%, 01/01/2033(d)	362	398	7.50%, 11/01/2029(d)	30	35
6.00%, 02/01/2034(d)	66	72	7.50%, 05/01/2031(d)	69	80
6.00%, 09/01/2036(d)	1,367	1,497	8.00%, 05/01/2022(d)	2	2
6.00%, 04/01/2037(d)	1,170	1,286	8.00%, 05/01/2027(d)	82	95
6.00%, 05/01/2037(d)	1,756	1,911	8.00%, 09/01/2027(d)	18	21
6.00%, 07/01/2037(d)	2,090	2,283	8.00%, 06/01/2030(d)	7	9
6.00%, 09/01/2037(d)	1,398	1,523	8.50%, 02/01/2023(d)	2	2
6.00%, 09/01/2037(d)	3,660	3,998	8.50%, 10/01/2027(d)	41	48
6.00%, 11/01/2037(d)	395	432	9.00%, 09/01/2030(d)	13	16
6.00%, 12/01/2037(d)	143	156			$ 158,478
6.00%, 03/01/2038(d)	364	399	Government National Mortgage Association (GNMA) - 10.88%
6.00%, 04/01/2038(d)	514	560	4.00%, 03/20/2040	3,979	3,985
6.00%, 05/01/2038(d)	3,593	3,915	4.00%, 04/01/2041(e)	5,000	5,000
6.00%, 05/01/2038(d)	1,290	1,411	4.50%, 09/20/2039	2,954	3,050
6.00%, 07/01/2038(d)	1,210	1,330	4.50%, 03/20/2040	3,670	3,787
6.00%, 08/01/2038(d)	3,608	3,947	4.50%, 07/15/2040	11,781	12,186
6.00%, 10/01/2038(d)	1,430	1,562	5.00%, 09/15/2033	35	37
6.00%, 11/01/2038(d)	3,702	4,033	5.00%, 02/15/2034	1,838	1,962
6.50%, 06/01/2016(d)	77	84	5.00%, 09/15/2039	7,466	7,932

See accompanying notes

52

Schedule of Investments
Government & High Quality Bond Account
March 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 07/20/2033	$ 795	$ 866	7.50%, 11/15/2023	$ 11	$ 13
5.50%, 11/15/2033	197	215	8.00%, 07/15/2026	3	3
5.50%, 02/20/2034	682	742	8.00%, 08/15/2026	6	7
5.50%, 03/20/2034	842	917	8.00%, 01/15/2027	3	3
5.50%, 05/20/2035	888	965	8.00%, 02/15/2027	1	1
5.50%, 11/15/2038	877	958	8.00%, 06/15/2027	1	1
5.50%, 01/15/2039	379	414			$ 52,370
5.50%, 01/15/2039	1,087	1,189	U.S. Treasury - 4.38%
5.50%, 03/15/2039	856	935	1.13%, 06/15/2013	4,700	4,723
6.00%, 06/20/2024	168	184	2.13%, 11/30/2014	3,000	3,055
6.00%, 06/20/2024	33	36	3.13%, 05/15/2019	3,500	3,500
6.00%, 11/20/2025	14	16	4.00%, 02/15/2014	4,040	4,365
6.00%, 02/20/2026	10	11	4.88%, 08/15/2016	4,820	5,441
6.00%, 04/20/2026	27	30			$ 21,084
6.00%, 05/20/2026	16	17	TOTAL U.S. GOVERNMENT &
6.00%, 06/20/2026	16	17	GOVERNMENT AGENCY OBLIGATIONS		$ 329,889
6.00%, 06/20/2026	17	19		Maturity
6.00%, 07/20/2026	11	12		Amount
6.00%, 09/20/2026	18	20	REPURCHASE AGREEMENTS - 1.74%	(000's)	Value (000's)
6.00%, 03/20/2027	63	70	Banks - 1.74%
6.00%, 01/20/2028	16	17	Investment in Joint Trading Account; Credit Suisse $	1,497	$ 1,497
6.00%, 03/20/2028	12	13	Repurchase Agreement; 0.12% dated
6.00%, 06/20/2028	68	74	03/31/11 maturing 04/01/11 (collateralized by
6.00%, 07/20/2028	44	48	US Treasury Notes; $1,526,551; 2.50% -
6.00%, 02/20/2029	39	43	3.13%; dated 06/30/17 - 05/15/19)
6.00%, 03/20/2029	80	87	Investment in Joint Trading Account; Deutsche	809	809
6.00%, 07/20/2029	86	94	Bank Repurchase Agreement; 0.15% dated
6.00%, 05/20/2032(a)	169	186
			03/31/11 maturing 04/01/11 (collateralized by
6.00%, 07/20/2033	542	596	Sovereign Agency Issues; $825,163; 0.80% -
6.00%, 06/20/2038	1,267	1,385	1.38%; dated 06/08/12 - 11/19/13)
6.50%, 12/20/2025	25	28	Investment in Joint Trading Account; JP Morgan	1,416	1,416
6.50%, 01/20/2026	46	52	Repurchase Agreement; 0.07% dated
6.50%, 02/20/2026	37	42	03/31/11 maturing 04/01/11 (collateralized by
6.50%, 03/20/2031	47	53	US Treasury Notes; $1,444,035; 0.38% -
6.50%, 04/20/2031	50	56	4.38%; dated 04/29/11 - 07/15/13)
6.50%, 07/15/2032	121	137	Investment in Joint Trading Account; Merrill	3,438	3,438
6.50%, 04/20/2034	103	116	Lynch Repurchase Agreement; 0.05% dated
6.50%, 11/15/2038	2,276	2,568	03/31/11 maturing 04/01/11 (collateralized by
7.00%, 01/15/2024	15	18	Sovereign Agency Issues; $3,506,943; 0.00%
7.00%, 12/15/2027	15	18	- 8.63%; dated 06/27/11 - 09/15/60)
7.00%, 01/15/2028	8	9	Investment in Joint Trading Account; Morgan	1,213	1,213
7.00%, 01/15/2028	4	5	Stanley Repurchase Agreement; 0.05% dated
7.00%, 01/15/2028	4	5	03/31/11 maturing 04/01/11 (collateralized by
7.00%, 01/15/2028	5	5	Sovereign Agency Issues; $1,237,745; 1.30%
7.00%, 01/15/2028	25	29	- 2.00%; dated 05/25/12 - 11/10/16)
7.00%, 03/15/2028	179	206			$ 8,373
7.00%, 05/15/2028	68	78	TOTAL REPURCHASE AGREEMENTS		$ 8,373
7.00%, 01/15/2029	35	40
7.00%, 03/15/2029	17	20	Total Investments		$ 489,632
7.00%, 05/15/2031	33	38	Liabilities in Excess of Other Assets, Net - (1.70)%		$ (8,186)
7.00%, 06/20/2031	28	33	TOTAL NET ASSETS - 100.00%		$ 481,446
7.00%, 09/15/2031	122	142
7.00%, 06/15/2032	325	376	(a)	Variable Rate. Rate shown is in effect at March 31, 2011.
7.50%, 01/15/2023	1	2	(b)		Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 01/15/2023	1	1	1933. These securities may be resold in transactions exempt from
7.50%, 01/15/2023	2	3	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 02/15/2023	2	2	indicated, these securities are not considered illiquid. At the end of the
7.50%, 02/15/2023	4	5	period, the value of these securities totaled $54,741 or 11.37% of net
7.50%, 02/15/2023	8	10	assets.
7.50%, 03/15/2023	5	5	(c) Security is Illiquid
7.50%, 03/15/2023	11	12	(d)		This entity was put into conservatorship by the US Government in 2008.
7.50%, 04/15/2023	31	36	See Notes to Financial Statements for additional information.
7.50%, 06/15/2023	16	19	(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 06/15/2023	5	5	Notes to Financial Statements for additional information.
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	5	6
7.50%, 09/15/2023	8	9
7.50%, 10/15/2023	11	13
7.50%, 10/15/2023	21	24

See accompanying notes

53

Schedule of Investments
Government & High Quality Bond Account
March 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 11,190
Unrealized Depreciation	(2,662)
Net Unrealized Appreciation (Depreciation)	$ 8,528
Cost for federal income tax purposes	$ 481,104
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	91.68%
Government	6.30%
Financial	2.17%
Asset Backed Securities	1.55%
Liabilities in Excess of Other Assets, Net	(1.70)%
TOTAL NET ASSETS	100.00%

See accompanying notes

54

Schedule of Investments
Income Account
March 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services Group LLC -	58 $	—	BONDS (continued)	(000's)	Value (000's)
Warrants (a),(b),(c)			Diversified Financial Services (continued)
			QHP Royalty Sub LLC
TOTAL COMMON STOCKS		$ —	10.25%, 03/15/2015(a),(d)	$ 460	$ 469
	Principal				$ 7,909
	Amount		Electric - 7.24%
BONDS - 67.13%	(000's)	Value (000's)	Edison Mission Energy
Aerospace & Defense - 1.34%			7.20%, 05/15/2019	1,000	780
Boeing Co/The			Exelon Generation Co LLC
8.75%, 08/15/2021	$ 850	$ 1,139	6.20%, 10/01/2017	2,000	2,216
Lockheed Martin Corp			GenOn Americas Generation LLC
5.50%, 11/15/2039	2,000	1,983	8.50%, 10/01/2021	1,250	1,300
		$ 3,122	GenOn Energy Inc
Airlines - 0.80%			9.88%, 10/15/2020(d)	750	784
Southwest Airlines Co 1994-A Pass Through Trust			Metropolitan Edison Co
9.15%, 07/01/2016	1,675	1,866	4.95%, 03/15/2013	1,000	1,048
			Nisource Finance Corp
Automobile Manufacturers - 0.40%			5.25%, 09/15/2017	2,000	2,130
New Flyer Industries Canada ULC			Ohio Edison Co
14.00%, 08/19/2020(a),(c),(d)	908	927	5.45%, 05/01/2015	850	916
			Oncor Electric Delivery Co LLC
Automobile Parts & Equipment - 0.59%			7.00%, 09/01/2022	1,750	2,013
Accuride Corp			PacifiCorp
9.50%, 08/01/2018	1,250	1,391	4.95%, 08/15/2014	775	843
			5.25%, 06/15/2035	850	825
Banks - 7.39%			6.25%, 10/15/2037	500	553
Bank of America Corp			PPL Energy Supply LLC
5.42%, 03/15/2017	800	817	5.70%, 10/15/2035	2,000	2,145
8.00%, 12/29/2049(e)	1,000	1,075	Southwestern Electric Power Co
8.13%, 12/29/2049(e)	1,000	1,075	5.38%, 04/15/2015	1,275	1,355
Goldman Sachs Group Inc/The					$ 16,908
5.38%, 03/15/2020	2,000	2,031	Entertainment - 1.89%
JP Morgan Chase & Co			CCM Merger Inc
5.13%, 09/15/2014	850	912	8.00%, 08/01/2013(d)	1,675	1,667
7.90%, 04/29/2049(e)	2,000	2,188	Gateway Casinos & Entertainment Ltd
Lloyds TSB Bank PLC			8.88%, 11/15/2017(d)	500	541
6.38%, 01/21/2021	2,000	2,084	Peninsula Gaming LLC / Peninsula Gaming Corp
Morgan Stanley			10.75%, 08/15/2017	2,000	2,195
4.75%, 04/01/2014	850	886			$ 4,403
6.25%, 08/09/2026	850	888	Environmental Control - 0.89%
Wells Fargo & Co			Republic Services Inc
4.63%, 04/15/2014	1,900	2,002	5.00%, 03/01/2020	2,000	2,071
7.98%, 03/29/2049(e)	3,000	3,285
		$ 17,243	Food - 0.63%
Beverages - 1.05%			Corn Products International Inc
Anheuser-Busch InBev Worldwide Inc			4.63%, 11/01/2020	1,500	1,474
7.75%, 01/15/2019	2,000	2,461
			Forest Products & Paper - 0.82%
Chemicals - 0.89%			Plum Creek Timberlands LP
Airgas Inc			4.70%, 03/15/2021	2,000	1,926
4.50%, 09/15/2014	2,000	2,089
			Gas - 0.94%
Commercial Services - 0.89%			Sempra Energy
Ceridian Corp			6.00%, 10/15/2039	500	509
11.25%, 11/15/2015(e)	2,000	2,080	6.15%, 06/15/2018	1,500	1,685
					$ 2,194
Diversified Financial Services - 3.39%			Healthcare - Services - 3.91%
DVI Inc			Alliance HealthCare Services Inc
0.00%, 02/01/2004(a),(b),(c)	900	91	8.00%, 12/01/2016	1,000	988
0.00%, 02/01/2004(a),(b),(c)	400	36	HCA Inc
ERAC USA Finance LLC			7.50%, 11/06/2033	250	229
6.38%, 10/15/2017(d)	1,000	1,121	9.25%, 11/15/2016	1,000	1,076
7.00%, 10/15/2037(d)	1,000	1,090	Healthsouth Corp
General Electric Capital Corp			7.25%, 10/01/2018	250	258
5.30%, 02/11/2021	500	508	7.75%, 09/15/2022	1,000	1,040
International Lease Finance Corp			10.75%, 06/15/2016	1,500	1,598
8.75%, 03/15/2017(d)	1,500	1,688	Multiplan Inc
Jefferies Group Inc			9.88%, 09/01/2018(d)	1,000	1,070
6.25%, 01/15/2036	1,425	1,317	Tenet Healthcare Corp
7.75%, 03/15/2012	1,500	1,589	9.00%, 05/01/2015	1,262	1,388

See accompanying notes

55

Schedule of Investments
Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Oil & Gas Services - 0.85%
Tenet Healthcare Corp (continued)			Weatherford International Ltd/Bermuda
10.00%, 05/01/2018	$ 1,262 $	1,478	5.13%, 09/15/2020	$ 2,000 $	1,986
	$ 9,125
Insurance - 3.15%			Packaging & Containers - 0.96%
Aspen Insurance Holdings Ltd			Sealed Air Corp
6.00%, 08/15/2014	1,425	1,516	7.88%, 06/15/2017	2,000	2,236
Farmers Insurance Exchange
6.00%, 08/01/2014(d)	850	894	Pharmaceuticals - 0.91%
Fidelity National Financial Inc			Elan Finance PLC / Elan Finance Corp
6.60%, 05/15/2017	2,500	2,586	8.75%, 10/15/2016	2,000	2,115
Prudential Financial Inc
7.38%, 06/15/2019	1,000	1,174	Pipelines - 3.07%
8.88%, 06/15/2038(e)	1,000	1,180	ANR Pipeline Co
	$ 7,350		9.63%, 11/01/2021	1,000	1,386
Iron & Steel - 1.75%			El Paso Natural Gas Co
Allegheny Technologies Inc			7.50%, 11/15/2026	2,100	2,389
5.95%, 01/15/2021	2,000	2,106	Energy Maintenance Services Group LLC
ArcelorMittal			0.00%, 03/01/2014(a),(b),(c)	2,000	300
5.50%, 03/01/2021	2,000	1,971	Enterprise Products Operating LLC
	$ 4,077		6.38%, 02/01/2013	350	379
Leisure Products & Services - 1.52%			Express Pipeline LP
			7.39%, 12/31/2017(d)	1,564	1,668
Carnival Corp
7.20%, 10/01/2023	1,475	1,589	Southern Natural Gas Co
Royal Caribbean Cruises Ltd			8.00%, 03/01/2032	850	1,037
6.88%, 12/01/2013	850	907		$ 7,159
7.25%, 03/15/2018	1,000	1,055	Real Estate - 0.98%
	$ 3,551		WEA Finance LLC / WT Finance Aust Pty Ltd
			6.75%, 09/02/2019(d)	2,000	2,295
Lodging - 1.20%
Boyd Gaming Corp
9.13%, 12/01/2018(d)	1,000	1,033	REITS - 7.95%
MGM Resorts International			Arden Realty LP
11.13%, 11/15/2017	500	572	5.20%, 09/01/2011	1,000	1,018
13.00%, 11/15/2013	1,000	1,201	5.25%, 03/01/2015	1,000	1,073
	$ 2,806		BioMed Realty LP
Media - 3.70%			3.85%, 04/15/2016	1,000	989
Comcast Corp			6.13%, 04/15/2020	1,000	1,057
6.45%, 03/15/2037	2,000	2,049	Duke Realty LP
COX Communications Inc			8.25%, 08/15/2019	2,000	2,402
6.45%, 12/01/2036(d)	2,000	2,061	HCP Inc
Historic TW Inc			6.00%, 03/01/2015	1,675	1,830
9.15%, 02/01/2023	250	328	Health Care REIT Inc
News America Inc			6.13%, 04/15/2020	1,000	1,058
6.40%, 12/15/2035	1,000	1,029	6.20%, 06/01/2016	1,675	1,834
8.00%, 10/17/2016	1,000	1,208	Healthcare Realty Trust Inc
Reed Elsevier Capital Inc			6.50%, 01/17/2017	2,000	2,204
6.75%, 08/01/2011	422	430	Kimco Realty Corp
Time Warner Cable Inc			6.88%, 10/01/2019	2,000	2,334
6.55%, 05/01/2037	1,500	1,527	Simon Property Group LP
	$ 8,632		10.35%, 04/01/2019	2,000	2,757
Mining - 0.79%				$ 18,556
Xstrata Canada Corp			Retail - 1.58%
6.00%, 10/15/2015	1,675	1,843	Asbury Automotive Group Inc
			8.38%, 11/15/2020(d)	500	520
Oil & Gas - 3.28%			Neiman Marcus Group Inc/The
BP Capital Markets PLC			10.38%, 10/15/2015	2,000	2,108
4.75%, 03/10/2019	2,000	2,081	Sonic Automotive Inc
Nabors Industries Inc			9.00%, 03/15/2018	1,000	1,062
5.00%, 09/15/2020	1,000	994		$ 3,690
Petro-Canada			Telecommunications - 1.15%
4.00%, 07/15/2013	850	891	Corning Inc
9.25%, 10/15/2021	1,075	1,423	6.63%, 05/15/2019	500	577
Rowan Cos Inc			Qwest Corp
			8.88%, 03/15/2012(e)	1,675	1,792
5.00%, 09/01/2017	1,000	1,035
XTO Energy Inc			Telus Corp
6.75%, 08/01/2037	1,000	1,244	8.00%, 06/01/2011	318	322
	$ 7,668			$ 2,691

See accompanying notes

56

Schedule of Investments
Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Toys, Games & Hobbies - 0.37%			Federal National Mortgage Association (FNMA) (continued)
Mattel Inc			5.50%, 02/01/2035(f)	$ 1,479	$ 1,592
7.30%, 06/13/2011	$ 850	$ 859	6.00%, 04/01/2032(f)	249	274
			6.50%, 05/01/2031(f)	28	32
Transportation - 0.86%			6.50%, 04/01/2032(f)	196	221
Trailer Bridge Inc			6.50%, 05/01/2032(f)	99	112
9.25%, 11/15/2011	2,000	2,002	7.00%, 01/01/2030(f)	7	8
					$ 24,602
TOTAL BONDS		$ 156,705	Government National Mortgage Association (GNMA) - 0.13%
	Principal		6.00%, 05/20/2032(e)	145	159
	Amount		7.00%, 06/20/2031	103	119
CONVERTIBLE BONDS - 1.12%	(000's)	Value (000's)	9.00%, 02/15/2025	11	13
Healthcare - Products - 0.77%					$ 291
China Medical Technologies Inc			U.S. Treasury - 2.97%
4.00%, 08/15/2013	2,000	1,793	2.63%, 11/15/2020	1,000	933
			2.75%, 02/15/2019	2,000	1,954
Pharmaceuticals - 0.35%			3.13%, 05/15/2019	2,000	2,000
Omnicare Inc			3.63%, 02/15/2020	2,000	2,055
3.25%, 12/15/2035	894	829			$ 6,942
			TOTAL U.S. GOVERNMENT &
TOTAL CONVERTIBLE BONDS		$ 2,622	GOVERNMENT AGENCY OBLIGATIONS		$ 56,471
	Principal			Maturity
SENIOR FLOATING RATE INTERESTS -	Amount			Amount
0.54%	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 4.17%	(000's)	Value (000's)
Entertainment - 0.54%			Banks - 4.17%
CCM Merger Inc, Term Loan			Investment in Joint Trading Account; Credit Suisse $	1,740	$ 1,741
7.00%, 02/01/2017(e)	$ 1,250	$ 1,264	Repurchase Agreement; 0.12% dated
			03/31/11 maturing 04/01/11 (collateralized by
TOTAL SENIOR FLOATING RATE INTERESTS		$ 1,264	US Treasury Notes; $1,775,176; 2.50% -
	Principal		3.13%; dated 06/30/17 - 05/15/19)
U.S. GOVERNMENT & GOVERNMENT	Amount		Investment in Joint Trading Account; Deutsche	941	941
AGENCY OBLIGATIONS - 24.19%	(000's)	Value (000's)	Bank Repurchase Agreement; 0.15% dated
Federal Home Loan Mortgage Corporation (FHLMC) - 10.55%			03/31/11 maturing 04/01/11 (collateralized by
4.00%, 04/01/2039(f)	$ 2,543	$ 2,501	Sovereign Agency Issues; $959,555; 0.80% -
4.50%, 08/01/2033(f)	1,317	1,352	1.38%; dated 06/08/12 - 11/19/13)
4.50%, 05/01/2039(f)	2,453	2,498	Investment in Joint Trading Account; JP Morgan	1,646	1,646
4.50%, 06/01/2039(f)	898	916	Repurchase Agreement; 0.07% dated
4.50%, 07/01/2039(f)	2,803	2,857	03/31/11 maturing 04/01/11 (collateralized by
5.00%, 08/01/2019(f)	1,106	1,185	US Treasury Notes; $1,679,221; 0.38% -
5.00%, 08/01/2035(f)	2,855	3,001	4.38%; dated 04/29/11 - 07/15/13)
5.00%, 11/01/2035(f)	1,419	1,488	Investment in Joint Trading Account; Merrill	3,998	3,998
5.00%, 10/01/2038(f)	3,697	3,828	Lynch Repurchase Agreement; 0.05% dated
5.50%, 11/01/2017(f)	190	206	03/31/11 maturing 04/01/11 (collateralized by
5.50%, 01/01/2018(f)	111	120	Sovereign Agency Issues; $4,078,109; 0.00%
5.50%, 05/01/2031(f)	114	123	- 8.63%; dated 06/27/11 - 09/15/60)
5.50%, 06/01/2035(f)	869	931	Investment in Joint Trading Account; Morgan	1,411	1,411
5.50%, 01/01/2036(f)	1,205	1,294	Stanley Repurchase Agreement; 0.05% dated
5.50%, 04/01/2036(f)	693	746	03/31/11 maturing 04/01/11 (collateralized by
6.00%, 03/01/2031(f)	89	97	Sovereign Agency Issues; $1,439,332; 1.30%
6.00%, 05/01/2032(f)	166	183	- 2.00%; dated 05/25/12 - 11/10/16)
6.00%, 06/01/2038(f)	1,049	1,147			$ 9,737
6.50%, 06/01/2029(f)	52	59	TOTAL REPURCHASE AGREEMENTS		$ 9,737
6.50%, 08/01/2029(f)	39	44	Total Investments		$ 226,799
7.00%, 01/01/2032(f)	45	51	Other Assets in Excess of Liabilities, Net - 2.85%		$ 6,654
9.00%, 01/01/2025(f)	7	9	TOTAL NET ASSETS - 100.00%		$ 233,453
		$ 24,636
Federal National Mortgage Association (FNMA) - 10.54%
4.00%, 03/01/2039(f)	3,091	3,045	(a) Security is Illiquid
4.00%, 09/01/2040(f)	3,916	3,859	(b) Non-Income Producing Security
4.50%, 08/01/2039(f)	869	888	(c)		Market value is determined in accordance with procedures established in
4.50%, 05/01/2040(f)	3,629	3,702	good faith by the Board of Directors. At the end of the period, the value of
5.00%, 01/01/2018(f)	319	342	these securities totaled $1,354 or 0.58% of net assets.
5.00%, 08/01/2035(f)	2,247	2,365	(d)		Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 04/01/2039(f)	1,940	2,038	1933. These securities may be resold in transactions exempt from
5.00%, 12/01/2039(f)	879	920	registration, normally to qualified institutional buyers. Unless otherwise
5.00%, 04/01/2040(f)	1,859	1,953	indicated, these securities are not considered illiquid. At the end of the
5.00%, 06/01/2040(f)	1,605	1,686	period, the value of these securities totaled $17,828 or 7.64% of net
5.50%, 03/01/2033(f)	336	362	assets.
5.50%, 06/01/2033(f)	1,116	1,203	(e)	Variable Rate. Rate shown is in effect at March 31, 2011.

See accompanying notes

57

Schedule of Investments
Income Account
March 31, 2011 (unaudited)

(f) This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,826
Unrealized Depreciation	(3,043)
Net Unrealized Appreciation (Depreciation)	$ 11,783
Cost for federal income tax purposes	$ 215,016
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.03%
Mortgage Securities	21.22%
Consumer, Cyclical	8.89%
Consumer, Non-cyclical	8.51%
Utilities	8.18%
Energy	7.20%
Communications	4.85%
Basic Materials	4.25%
Industrial	4.05%
Government	2.97%
Other Assets in Excess of Liabilities, Net	2.85%
TOTAL NET ASSETS	100.00%

See accompanying notes

58

Schedule of Investments
International Emerging Markets Account
March 31, 2011 (unaudited)

COMMON STOCKS - 99.17%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.24%			Coal (continued)
Focus Media Holding Ltd ADR(a)	15,207 $	467	New World Resources NV	28,090 $	458
				$ 3,095
Agriculture - 2.09%			Computers - 3.38%
Bunge Ltd	12,208	883	Asustek Computer Inc	88,000	761
Gudang Garam Tbk PT	104,500	502	Foxconn Technology Co Ltd	121,000	461
ITC Ltd	258,340	1,055	Infosys Technologies Ltd ADR	23,793	1,706
MHP SA (a)	34,324	651	Lenovo Group Ltd	2,402,000	1,368
Souza Cruz SA	90,430	942	Tata Consultancy Services Ltd	83,803	2,225
	$ 4,033			$ 6,521
Airlines - 0.26%			Distribution & Wholesale - 0.37%
Air China Ltd	554,000	513	LG International Corp	18,360	708

Apparel - 0.48%			Diversified Financial Services - 4.65%
Far Eastern New Century Corp	604,740	935	African Bank Investments Ltd	110,807	620
			BS Financial Group Inc (a)	46,650	676
Automobile Manufacturers - 4.52%			Chinatrust Financial Holding Co Ltd	666,680	567
Ford Otomotiv Sanayi AS	76,735	733	E.Sun Financial Holding Co Ltd	696,645	438
Great Wall Motor Co Ltd	361,500	668	Hana Financial Group Inc	24,140	1,044
Hyundai Motor Co	13,226	2,448	KB Financial Group Inc	18,628	976
Kia Motors Corp	38,955	2,450	KGI Securities Co Ltd (c)	38,782	372
Mahindra & Mahindra Ltd	71,832	1,128	Mega Financial Holding Co Ltd	1,670,000	1,315
Tata Motors Ltd	46,723	1,308	RMB Holdings Ltd	126,268	523
	$ 8,735		Rural Electrification Corp Ltd	63,228	360
Automobile Parts & Equipment - 0.51%			SinoPac Financial Holdings Co Ltd	861,000	388
Iochpe-Maxion SA	33,600	444	Woori Finance Holdings Co Ltd	82,170	1,090
Marcopolo SA	87,700	366	Yuanta Financial Holding Co Ltd	837,000	602
Randon Participacoes SA	24,480	167		$ 8,971
	$ 977		Electric - 0.39%
Banks - 12.82%			Enersis SA ADR	27,384	570
Axis Bank Ltd	12,148	386	Federal Hydrogenerating Co JSC ADR(a)	538	3
Banco Bradesco SA	36,241	741	Tractebel Energia SA	11,063	186
Banco de Chile	3,623,403	497		$ 759
Banco do Brasil SA	114,727	2,070	Electronics - 1.55%
Banco Macro SA ADR	12,612	505	Coretronic Corp	275,000	444
Banco Santander Chile SA ADR	7,567	656	Hon Hai Precision Industry Co Ltd	440,439	1,543
Bangkok Bank PCL	349,400	2,004	Kingboard Laminates Holdings Ltd	562,000	469
Bank Mandiri Tbk PT	1,602,162	1,251	Tripod Technology Corp	102,000	449
Bank of China Ltd	3,199,800	1,781	Unimicron Technology Corp	48,000	82
China Construction Bank Corp	3,982,902	3,733		$ 2,987
Credicorp Ltd	7,189	754	Engineering & Construction - 1.08%
Grupo Financiero Banorte SAB de CV	150,802	710	China Railway Group Ltd	880,000	568
ICICI Bank Ltd ADR	10,089	503	Daelim Industrial Co Ltd	15,470	1,509
Industrial and Commercial Bank of China Ltd	4,352,210	3,614		$ 2,077
Industrial Bank of Korea	67,040	1,155	Food - 2.09%
Itau Unibanco Holding SA	72,491	1,721	Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,523	735
Krung Thai Bank PCL (b)	1,611,582	980	ADR
Malayan Banking Bhd	565,700	1,674	Cosan SA Industria e Comercio	54,800	853
	$ 24,735		Gruma SAB de CV (a)	125,572	264
Beverages - 2.30%			Indofood Sukses Makmur Tbk PT	1,560,000	967
Cia Cervecerias Unidas SA	34,189	404	Uni-President Enterprises Corp	536,676	736
Cia de Bebidas das Americas ADR	93,110	2,636	X5 Retail Group NV (a)	11,181	471
Embotelladoras Arca SAB de CV	16,356	95		$ 4,026
Fomento Economico Mexicano SAB de CV ADR	22,323	1,310	Forest Products & Paper - 0.26%
	$ 4,445		Suzano Papel e Celulose SA	54,000	504
Building Materials - 1.44%
China National Building Material Co Ltd	571,998	2,099	Gas - 0.32%
Taiwan Cement Corp	559,572	676	ENN Energy Holdings Ltd	200,000	622
	$ 2,775
Chemicals - 3.24%			Holding Companies - Diversified - 3.02%
China Petrochemical Development Corp (a)	431,000	549	Alfa SAB de CV	71,200	922
Formosa Chemicals & Fibre Corp	489,000	1,854	GS Holdings	21,731	1,850
Formosa Plastics Corp	247,000	869	Imperial Holdings Ltd	73,282	1,237
KP Chemical Corp	24,130	595	KOC Holding AS	89,428	416
LG Chem Ltd	5,692	2,387	LG Corp	18,823	1,404
	$ 6,254			$ 5,829
Coal - 1.60%			Home Builders - 0.26%
Banpu PCL	34,550	877	Even Construtora e Incorporadora SA	98,500	504
Exxaro Resources Ltd	50,499	1,235
Indo Tambangraya Megah PT	99,000	525	Insurance - 3.43%
			Brasil Insurance Participacoes e Administracao SA	631	696

See accompanying notes

59

Schedule of Investments
International Emerging Markets Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Real Estate - 0.97%
China Life Insurance Co Ltd	286,000 $	1,074	Country Garden Holdings Co	1,150,000 $	503
Odontoprev SA	14,248	232	Growthpoint Properties Ltd	146,860	375
Ping An Insurance Group Co	211,000	2,139	KWG Property Holding Ltd	620,000	501
Porto Seguro SA	24,600	414	Supalai PCL (b)	1,324,600	504
Powszechny Zaklad Ubezpieczen SA	3,355	421			$ 1,883
Sanlam Ltd	364,487	1,487	Retail - 2.69%
Sul America SA	12,829	160	Hyundai Department Store Co Ltd	4,191	543
	$ 6,623		Intime Department Store Group Co Ltd	314,000	426
Internet - 0.04%			Lojas Renner SA	34,300	1,116
Perfect World Co Ltd ADR(a)	3,499	74	Mr Price Group Ltd	112,339	1,017
			President Chain Store Corp	134,920	599
Investment Companies - 0.26%			Woolworths Holdings Ltd/South Africa	257,802	1,065
Infrastructure Development Finance Co Ltd	80,709	280	XTEP International Holdings	629,000	426
RMI Holdings	126,268	217			$ 5,192
	$ 497		Semiconductors - 6.62%
Iron & Steel - 2.70%			Advanced Semiconductor Engineering Inc	519,000	563
Cia Siderurgica Nacional SA ADR	41,352	689	Chipbond Technology Corp (a)	434,000	632
Hyundai Steel Co	9,973	1,273	MPI Corp (a)	121,000	492
Maanshan Iron & Steel	836,000	452	Powertech Technology Inc	309,000	968
POSCO ADR	12,564	1,436	Samsung Electronics Co Ltd	7,562	6,425
Severstal OAO	43,796	859	Siliconware Precision Industries Co	439,000	549
Shougang Concord International Enterprises Co	3,674,000	505	Taiwan Semiconductor Manufacturing Co Ltd	1,309,164	3,143
Ltd (a)					$ 12,772
	$ 5,214		Shipbuilding - 0.68%
Lodging - 0.26%			Daewoo Shipbuilding & Marine Engineering Co	23,140	719
Genting Bhd	136,398	497	Ltd
			Hyundai Heavy Industries Co Ltd	1,271	600
Media - 0.70%					$ 1,319
Grupo Televisa SA ADR(a)	54,785	1,344	Telecommunications - 7.61%
			America Movil SAB de CV ADR	42,278	2,456
Mining - 8.57%			Axiata Group Bhd (a)	634,800	1,004
Anglo American PLC	15,098	777	China Mobile Ltd	274,959	2,533
AngloGold Ashanti Ltd	22,033	1,057	China Telecom Corp Ltd	1,614,000	986
Antofagasta PLC	41,225	900	Chunghwa Telecom Co Ltd (a)	424,000	1,321
Cia de Minas Buenaventura SA ADR	15,615	671	Sistema JSFC	57,561	1,675
Grupo Mexico SAB de CV	379,900	1,424	Taiwan Mobile Co Ltd	342,000	805
Hindalco Industries Ltd	131,967	619	Tim Participacoes SA ADR	18,402	803
Industrias Penoles SAB de CV	22,145	815	Turk Telekomunikasyon AS	172,586	867
International Nickel Indonesia Tbk PT	1,039,000	570	Vivo Participacoes SA	23,000	914
KGHM Polska Miedz SA	38,437	2,439	Vodacom Group Ltd	112,514	1,320
MMC Norilsk Nickel OJSC ADR	60,573	1,592			$ 14,684
Vale SA - PREF	195,327	5,674	Textiles - 0.31%
	$ 16,538		Cia Hering	32,700	597
Miscellaneous Manufacturing - 0.39%
Largan Precision Co Ltd	28,000	758	Transportation - 0.60%
			China Shipping Container Lines Co Ltd (a)	1,207,000	478
Oil & Gas - 14.99%			Yang Ming Marine Transport Corp (a)	863,000	675
China Petroleum & Chemical Corp	424,000	425			$ 1,153
CNOOC Ltd	683,000	1,721	TOTAL COMMON STOCKS		$ 191,405
Gazprom OAO ADR	158,817	5,136		Principal
Lukoil OAO ADR	41,987	2,997		Amount
PetroChina Co Ltd	1,755,017	2,658	BONDS - 0.01%	(000's)	Value (000's)
Petroleo Brasileiro SA ADR	148,052	5,986	Pharmaceuticals - 0.01%
Polski Koncern Naftowy Orlen S.A. (a)	73,363	1,360	Dr Reddy's Laboratories Ltd
PTT PCL(b)	102,100	1,195	9.25%, 03/24/2014(b),(d)	$ 689	$ 15
Rosneft Oil Co	186,615	1,705
Sasol Ltd	26,099	1,510	TOTAL BONDS		$ 15
SK Holdings Co Ltd	7,467	1,123		Maturity
Surgutneftegas OJSC ADR	56,575	612		Amount
Tatneft ADR	27,257	1,205	REPURCHASE AGREEMENTS - 0.25%	(000's)	Value (000's)
Thai Oil Public Co Ltd (b)	473,700	1,304
			Banks - 0.25%
	$ 28,937		Investment in Joint Trading Account; Credit Suisse	$ 87	$ 87
Oil & Gas Services - 0.67%			Repurchase Agreement; 0.12% dated
China Oilfield Services Ltd	572,000	1,294	03/31/11 maturing 04/01/11 (collateralized by
			US Treasury Notes; $89,068; 2.50% - 3.13%;
Pharmaceuticals - 0.81%			dated 06/30/17 - 05/15/19)
Dr Reddy's Laboratories Ltd	22,976	844
Pharmstandard (a)	25,504	713
	$ 1,557

See accompanying notes

60

Schedule of Investments
International Emerging Markets Account
March 31, 2011 (unaudited)

			Portfolio Summary (unaudited)
	Maturity		Country	Percent
	Amount		Korea, Republic Of	15.77%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	Brazil	15.09%
			China	12.74%
Banks (continued)			Taiwan, Province Of China	12.19%
Investment in Joint Trading Account; Deutsche	$ 47	$ 47
Bank Repurchase Agreement; 0.15% dated			Russian Federation	8.78%
			South Africa	6.03%
03/31/11 maturing 04/01/11 (collateralized by			India	5.40%
Sovereign Agency Issues; $48,145; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)			Mexico	4.85%
			Thailand	3.56%
Investment in Joint Trading Account; JP Morgan	83	83	Hong Kong	3.19%
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by			Poland	2.19%
			Indonesia	1.98%
US Treasury Notes; $84,254; 0.38% - 4.38%;			Malaysia	1.65%
dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	201	201	United States	1.42%
			Chile	1.10%
Lynch Repurchase Agreement; 0.05% dated			Turkey	1.04%
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $204,616; 0.00% -			United Kingdom	0.87%
8.63%; dated 06/27/11 - 09/15/60)			Peru	0.74%
			Ukraine	0.34%
Investment in Joint Trading Account; Morgan	71	71	Argentina	0.26%
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by			Netherlands	0.24%
Sovereign Agency Issues; $72,217; 1.30% -			Other Assets in Excess of Liabilities, Net	0.57%
2.00%; dated 05/25/12 - 11/10/16)			TOTAL NET ASSETS	100.00%
		$ 489
TOTAL REPURCHASE AGREEMENTS		$ 489
Total Investments		$ 191,909
Other Assets in Excess of Liabilities, Net - 0.57%		$ 1,093
TOTAL NET ASSETS - 100.00%		$ 193,002

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,998 or 2.07% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $372 or 0.19% of net assets.
(d) Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 38,225
Unrealized Depreciation		(3,490)
Net Unrealized Appreciation (Depreciation)		$ 34,735
Cost for federal income tax purposes		$ 157,174
All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

COMMON STOCKS - 97.59%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc	3,512 $	44	PepsiCo Inc	32,682 $	2,105
Lamar Advertising Co (a)	600	22		$ 3,702
Omnicom Group Inc	4,098	201	Biotechnology - 0.85%
	$ 267		Amgen Inc (a)	10,285	550
Aerospace & Defense - 1.75%			Biogen Idec Inc (a)	1,819	134
Boeing Co/The	8,298	613	Celgene Corp (a)	5,266	303
General Dynamics Corp	3,040	233	Genzyme Corp (a)	1,109	84
Goodrich Corp	873	75	Gilead Sciences Inc (a)	9,314	395
L-3 Communications Holdings Inc	797	62	Life Technologies Corp (a)	2,026	106
Lockheed Martin Corp	2,745	221		$ 1,572
Northrop Grumman Corp	1,442	90	Building Materials - 0.74%
Orbital Sciences Corp (a)	50,870	963	Masco Corp	97,950	1,363
Raytheon Co	1,822	93
Rockwell Collins Inc	1,086	70	Chemicals - 1.94%
United Technologies Corp	9,754	826	Air Products & Chemicals Inc	13,084	1,180
	$ 3,246		CF Industries Holdings Inc	495	68
Agriculture - 1.71%			Dow Chemical Co/The	8,849	334
Altria Group Inc	13,847	360	Eastman Chemical Co	1,423	141
Archer-Daniels-Midland Co	4,004	145	Ecolab Inc	1,637	84
Lorillard Inc	1,069	102	EI du Pont de Nemours & Co	6,106	336
Philip Morris International Inc	38,869	2,550	FMC Corp	519	44
	$ 3,157		International Flavors & Fragrances Inc	567	35
Airlines - 0.07%			Monsanto Co	5,931	429
Southwest Airlines Co	10,836	137	Potash Corp of Saskatchewan Inc	6,780	400
			PPG Industries Inc	1,145	109
Apparel - 0.33%			Praxair Inc	2,783	282
Coach Inc	4,926	256	Sherwin-Williams Co/The	1,836	154
Nike Inc	3,241	246		$ 3,596
Polo Ralph Lauren Corp	412	51	Coal - 0.12%
VF Corp	611	60	Peabody Energy Corp	3,138	226
	$ 613
Automobile Manufacturers - 0.39%			Commercial Services - 1.46%
Ford Motor Co (a)	28,565	426	Apollo Group Inc (a)	888	37
General Motors Co (a)	7,200	223	Automatic Data Processing Inc	4,711	241
PACCAR Inc	1,508	79	DeVry Inc	443	24
	$ 728		Equifax Inc	912	36
Automobile Parts & Equipment - 0.88%			H&R Block Inc	7,121	120
Johnson Controls Inc	39,068	1,624	Mastercard Inc	1,009	254
			Moody's Corp	40,736	1,381
Banks - 7.78%			Paychex Inc	900	28
Bank of America Corp	138,132	1,842	Robert Half International Inc	1,200	37
Bank of New York Mellon Corp/The	8,437	252	RR Donnelley & Sons Co	1,480	28
BB&T Corp	2,888	79	Total System Services Inc	1,422	26
Capital One Financial Corp	2,461	128	Visa Inc	3,800	280
CIT Group Inc (a)	700	30	Western Union Co/The	10,218	212
Citigroup Inc (a)	332,253	1,468		$ 2,704
Comerica Inc	15,930	585	Computers - 5.92%
Fifth Third Bancorp	13,319	184	Accenture PLC - Class A	1,300	71
First Horizon National Corp	5,200	58	Apple Inc (a)	13,505	4,705
Goldman Sachs Group Inc/The	4,659	738	Cognizant Technology Solutions Corp (a)	1,270	103
JP Morgan Chase & Co	72,032	3,322	Computer Sciences Corp	1,600	78
KeyCorp	5,832	52	Dell Inc (a)	22,177	322
M&T Bank Corp	830	73	EMC Corp/Massachusetts (a)	17,816	473
Morgan Stanley	12,836	351	Hewlett-Packard Co	24,262	994
Northern Trust Corp	2,100	107	IBM Corp	19,090	3,114
PNC Financial Services Group Inc	5,895	371	Lexmark International Inc (a)	560	21
Regions Financial Corp	8,600	62	NetApp Inc (a)	15,966	769
State Street Corp	4,817	216	SanDisk Corp (a)	3,855	177
SunTrust Banks Inc	1,700	49	Teradata Corp (a)	1,114	57
US Bancorp	20,624	546	Western Digital Corp (a)	1,626	61
Wells Fargo & Co	120,635	3,824		$ 10,945
Zions Bancorporation	2,000	46	Consumer Products - 0.28%
	$ 14,383		Avery Dennison Corp	772	32
Beverages - 2.00%			Clorox Co	990	69
Brown-Forman Corp	723	49	Fortune Brands Inc	1,100	68
Coca-Cola Co/The	20,224	1,342	Kimberly-Clark Corp	5,277	345
Coca-Cola Enterprises Inc	2,370	65		$ 514
Constellation Brands Inc (a)	1,379	28	Cosmetics & Personal Care - 1.79%
Dr Pepper Snapple Group Inc	1,604	60	Avon Products Inc	6,000	162
Molson Coors Brewing Co	1,133	53	Colgate-Palmolive Co	6,329	511

See accompanying notes

62

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care (continued)			Engineering & Construction (continued)
Estee Lauder Cos Inc/The	815 $	79	Foster Wheeler AG (a)	1,000 $	37
Procter & Gamble Co	41,503	2,556	Jacobs Engineering Group Inc (a)	895	46
	$ 3,308		McDermott International Inc (a)	1,800	46
Distribution & Wholesale - 0.10%				$ 225
Fastenal Co	800	52	Entertainment - 0.05%
Genuine Parts Co	1,396	75	International Game Technology	5,200	84
WW Grainger Inc	425	58
	$ 185		Environmental Control - 0.10%
Diversified Financial Services - 2.01%			Republic Services Inc	3,460	104
American Express Co	28,887	1,305	Waste Management Inc	2,028	76
Ameriprise Financial Inc	2,441	149		$ 180
Charles Schwab Corp/The	51,578	929	Food - 2.44%
CME Group Inc	761	230	Campbell Soup Co	1,284	42
Discover Financial Services	6,955	168	ConAgra Foods Inc	3,321	79
Federated Investors Inc	704	19	General Mills Inc	9,556	349
Franklin Resources Inc	1,675	210	Hershey Co/The	1,076	58
IntercontinentalExchange Inc (a)	890	110	HJ Heinz Co	1,660	81
Invesco Ltd	6,747	173	Hormel Foods Corp	938	26
Legg Mason Inc	1,900	69	JM Smucker Co/The	849	61
NASDAQ OMX Group Inc/The (a)	1,065	27	Kellogg Co	30,800	1,663
NYSE Euronext	4,438	156	Kraft Foods Inc	13,272	416
SLM Corp	5,900	90	Kroger Co/The	5,500	132
T Rowe Price Group Inc	1,385	92	McCormick & Co Inc/MD	26,260	1,256
	$ 3,727		Safeway Inc	2,591	61
Electric - 1.64%			Sysco Corp	2,462	68
AES Corp/The (a)	21,102	274	Tyson Foods Inc	2,025	39
Ameren Corp	1,711	48	Whole Foods Market Inc	2,745	181
American Electric Power Co Inc	3,350	118		$ 4,512
Calpine Corp (a)	4,400	70	Forest Products & Paper - 0.62%
CMS Energy Corp	1,656	32	International Paper Co	36,672	1,107
Consolidated Edison Inc	1,392	71	MeadWestvaco Corp	1,233	37
Constellation Energy Group Inc	4,000	124		$ 1,144
Dominion Resources Inc/VA	3,157	141	Gas - 0.53%
DTE Energy Co	1,139	56	CenterPoint Energy Inc	7,100	125
Duke Energy Corp	6,162	112	NiSource Inc	1,990	38
Edison International	3,251	119	Sempra Energy	15,182	812
Entergy Corp	3,935	265		$ 975
Exelon Corp	8,998	371	Hand & Machine Tools - 0.03%
FirstEnergy Corp	7,594	282	Snap-On Inc	405	25
Integrys Energy Group Inc	548	28	Stanley Black & Decker Inc	500	38
NextEra Energy Inc	3,105	171		$ 63
Northeast Utilities	1,205	42	Healthcare - Products - 2.62%
Pepco Holdings Inc	1,561	29	Baxter International Inc	4,961	266
PG&E Corp	1,748	77	Becton Dickinson and Co	1,163	93
Pinnacle West Capital Corp	779	33	Boston Scientific Corp (a)	2,700	19
PPL Corp	2,100	53	Covidien PLC	5,688	295
Progress Energy Inc	2,070	95	CR Bard Inc	700	70
Public Service Enterprise Group Inc	2,380	75	DENTSPLY International Inc	2,100	78
SCANA Corp	804	32	Edwards Lifesciences Corp (a)	9,230	803
Southern Co	3,958	151	Hospira Inc (a)	600	33
TECO Energy Inc	4,670	88	Johnson & Johnson	36,260	2,148
Xcel Energy Inc	3,397	81	Medtronic Inc	8,065	318
	$ 3,038		Patterson Cos Inc	674	22
Electrical Components & Equipment - 0.37%			St Jude Medical Inc	2,638	135
Emerson Electric Co	10,807	631	Stryker Corp	4,741	289
Energizer Holdings Inc (a)	700	50	Varian Medical Systems Inc (a)	847	57
	$ 681		Zimmer Holdings Inc (a)	3,655	221
Electronics - 0.39%				$ 4,847
Agilent Technologies Inc (a)	3,848	172	Healthcare - Services - 0.78%
Jabil Circuit Inc	1,379	28	Aetna Inc	2,706	101
PerkinElmer Inc	797	21	CIGNA Corp	3,625	160
TE Connectivity Ltd	5,200	181	DaVita Inc (a)	1,300	111
Thermo Fisher Scientific Inc (a)	3,811	212	HCA Holdings Inc (a)	1,300	44
Waters Corp (a)	1,330	116	Humana Inc (a)	1,376	96
	$ 730		Laboratory Corp of America Holdings (a)	400	37
Energy - Alternate Sources - 0.40%			Quest Diagnostics Inc	1,037	60
First Solar Inc (a)	4,570	735	UnitedHealth Group Inc	11,877	537
			WellPoint Inc	4,360	305
Engineering & Construction - 0.12%				$ 1,451
Fluor Corp	1,300	96

See accompanying notes

63

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.77%			Media - 3.17%
Lennar Corp	10,410 $	188	Cablevision Systems Corp	700 $	24
Toll Brothers Inc (a)	62,350	1,233	CBS Corp	3,277	82
	$ 1,421		Comcast Corp - Class A	26,490	655
Home Furnishings - 0.06%			DIRECTV (a)	5,969	279
Harman International Industries Inc	1,300	61	Discovery Communications Inc - A Shares (a)	2,019	81
Whirlpool Corp	533	45	Discovery Communications Inc - C Shares (a)	2,450	86
	$ 106		Gannett Co Inc	1,705	26
Housewares - 0.02%			McGraw-Hill Cos Inc/The	2,181	86
Newell Rubbermaid Inc	2,004	38	News Corp - Class A	10,846	190
			News Corp - Class B	77,810	1,449
Insurance - 3.01%			Scripps Networks Interactive	642	32
ACE Ltd	1,828	118	Time Warner Cable Inc	4,666	333
Aflac Inc	4,416	233	Time Warner Inc	12,456	445
Allstate Corp/The	8,272	263	Viacom Inc	2,870	133
American International Group Inc (a)	1,010	36	Walt Disney Co/The	44,913	1,936
Aon Corp	6,253	331	Washington Post Co/The	41	18
Assurant Inc	843	32		$ 5,855
Berkshire Hathaway Inc - Class A (a)	6	752	Metal Fabrication & Hardware - 0.14%
Berkshire Hathaway Inc - Class B (a)	15,160	1,267	Precision Castparts Corp	1,798	265
Chubb Corp	4,243	260
Cincinnati Financial Corp	1,172	38	Mining - 1.55%
Hartford Financial Services Group Inc	4,777	129	Alcoa Inc	4,875	86
Lincoln National Corp	2,250	68	Barrick Gold Corp	1,200	62
Loews Corp	2,100	91	Eldorado Gold Corp	4,000	65
Marsh & McLennan Cos Inc	8,055	240	Freeport-McMoRan Copper & Gold Inc	27,854	1,548
MetLife Inc	23,705	1,061	Newmont Mining Corp	18,319	1,000
Progressive Corp/The	4,684	99	Titanium Metals Corp (a)	634	12
Prudential Financial Inc	3,701	228	Vulcan Materials Co	2,200	100
Torchmark Corp	595	40		$ 2,873
Travelers Cos Inc/The	3,706	220	Miscellaneous Manufacturing - 4.95%
Unum Group	2,297	60	3M Co	15,871	1,483
	$ 5,566		Cooper Industries PLC	2,300	149
Internet - 2.79%			Danaher Corp	8,173	424
Akamai Technologies Inc (a)	1,588	60	Dover Corp	1,286	85
Amazon.com Inc (a)	4,223	760	Eaton Corp	15,078	836
eBay Inc (a)	6,044	187	General Electric Co	165,573	3,319
Expedia Inc	1,520	35	Harsco Corp	19,200	678
Google Inc (a)	5,861	3,436	Honeywell International Inc	23,608	1,410
Liberty Media Corp - Interactive (a)	4,900	79	Illinois Tool Works Inc	2,427	130
Netflix Inc (a)	606	144	Ingersoll-Rand PLC	3,758	182
Priceline.com Inc (a)	529	268	ITT Corp	1,264	76
Symantec Corp (a)	5,371	100	Parker Hannifin Corp	1,391	132
Yahoo! Inc (a)	5,702	95	Textron Inc	5,042	138
	$ 5,164		Tyco International Ltd	2,386	107
Iron & Steel - 0.24%				$ 9,149
Cliffs Natural Resources Inc	1,744	172	Office & Business Equipment - 0.12%
Nucor Corp	4,323	199	Pitney Bowes Inc	1,495	38
United States Steel Corp	1,400	75	Xerox Corp	16,648	178
	$ 446			$ 216
Leisure Products & Services - 0.52%			Oil & Gas - 10.33%
Carnival Corp	5,618	216	Anadarko Petroleum Corp	2,899	238
Harley-Davidson Inc	17,630	749	Apache Corp	10,386	1,359
	$ 965		Chesapeake Energy Corp	3,344	112
Lodging - 0.28%			Chevron Corp	26,593	2,857
Las Vegas Sands Corp (a)	3,200	135	Cimarex Energy Co	600	69
Marriott International Inc/DE	4,276	152	ConocoPhillips	11,554	922
Starwood Hotels & Resorts Worldwide Inc	2,854	166	Denbury Resources Inc (a)	2,821	69
Wyndham Worldwide Corp	1,287	41	Devon Energy Corp	3,876	356
Wynn Resorts Ltd	200	26	Diamond Offshore Drilling Inc	9,920	771
	$ 520		EOG Resources Inc	2,547	302
Machinery - Construction & Mining - 0.39%			EQT Corp	2,349	117
Caterpillar Inc	4,676	521	Exxon Mobil Corp	79,830	6,717
Joy Global Inc	2,037	201	Helmerich & Payne Inc	759	52
	$ 722		Hess Corp	3,300	281
Machinery - Diversified - 0.72%			Marathon Oil Corp	3,495	186
Cummins Inc	9,328	1,023	Murphy Oil Corp	3,766	276
			Nabors Industries Ltd (a)	2,045	62
Deere & Co	1,788	173	Newfield Exploration Co (a)	15,470	1,176
Rockwell Automation Inc	900	85
Roper Industries Inc	668	58	Noble Corp	2,500	114
	$ 1,339		Noble Energy Inc	837	81
			Occidental Petroleum Corp	7,405	774

See accompanying notes

64

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Petroleo Brasileiro SA ADR	17,520 $	708	Best Buy Co Inc	2,413 $	69
QEP Resources Inc	1,300	53	Big Lots Inc (a)	594	26
Range Resources Corp	1,600	94	CarMax Inc (a)	3,300	106
Rowan Cos Inc (a)	819	36	Costco Wholesale Corp	2,154	158
Suncor Energy Inc	2,700	121	CVS Caremark Corp	12,600	432
Sunoco Inc	861	39	Darden Restaurants Inc	1,006	49
Tesoro Corp (a)	1,017	27	Dollar General Corp (a)	3,600	113
Total SA ADR	15,790	963	Family Dollar Stores Inc	878	45
Valero Energy Corp	6,122	183	GameStop Corp (a)	1,055	24
	$ 19,115		Gap Inc/The	5,500	125
Oil & Gas Services - 2.68%			Home Depot Inc	14,284	529
Baker Hughes Inc	5,618	413	Kohl's Corp	6,248	332
FMC Technologies Inc (a)	1,900	179	Lowe's Cos Inc	12,205	322
Halliburton Co	24,240	1,208	Ltd Brands Inc	1,848	61
National Oilwell Varco Inc	23,563	1,868	Macy's Inc	7,208	175
Schlumberger Ltd	13,764	1,284	McDonald's Corp	10,255	780
	$ 4,952		Nordstrom Inc	1,142	51
Packaging & Containers - 0.06%			O'Reilly Automotive Inc (a)	992	57
Ball Corp	1,352	48	Ross Stores Inc	2,456	175
Bemis Co Inc	778	26	Staples Inc	58,594	1,138
Sealed Air Corp	1,146	31	Starbucks Corp	8,913	330
	$ 105		Target Corp	6,641	332
Pharmaceuticals - 5.76%			Tiffany & Co	896	55
Abbott Laboratories	12,445	610	Tim Hortons Inc	1,000	45
Allergan Inc/United States	2,901	206	TJX Cos Inc	1,983	99
AmerisourceBergen Corp	48,851	1,932	Walgreen Co	8,176	329
Bristol-Myers Squibb Co	54,117	1,430	Wal-Mart Stores Inc	21,491	1,119
Cardinal Health Inc	2,418	99	Yum! Brands Inc	9,198	472
Cephalon Inc (a)	509	39		$ 8,039
Eli Lilly & Co	5,133	181	Savings & Loans - 0.04%
Express Scripts Inc (a)	5,667	315	Hudson City Bancorp Inc	3,415	33
Forest Laboratories Inc (a)	2,089	67	People's United Financial Inc	2,704	34
GlaxoSmithKline PLC ADR	13,210	507		$ 67
McKesson Corp	3,169	251	Semiconductors - 3.12%
Mead Johnson Nutrition Co	1,439	83	Advanced Micro Devices Inc (a)	4,097	35
Medco Health Solutions Inc (a)	4,280	240	Altera Corp	2,251	99
Merck & Co Inc	27,161	897	Analog Devices Inc	3,276	129
Mylan Inc/PA (a)	3,091	70	Applied Materials Inc	15,840	247
Novartis AG ADR	21,080	1,146	ASML Holding NV	37,710	1,678
Pfizer Inc	124,874	2,537	Broadcom Corp	4,722	186
Watson Pharmaceuticals Inc (a)	871	49	Intel Corp	52,568	1,060
	$ 10,659		KLA-Tencor Corp	1,186	56
Pipelines - 0.40%			Linear Technology Corp	1,592	54
El Paso Corp	13,400	242	LSI Corp (a)	4,534	31
Oneok Inc	753	50	Marvell Technology Group Ltd (a)	4,500	70
Spectra Energy Corp	8,643	234	MEMC Electronic Materials Inc (a)	3,320	43
Williams Cos Inc	6,700	209	Micron Technology Inc (a)	10,978	126
	$ 735		National Semiconductor Corp	6,135	88
Real Estate - 0.07%			Novellus Systems Inc (a)	651	24
CB Richard Ellis Group Inc (a)	5,067	135	Teradyne Inc (a)	1,223	22
			Texas Instruments Inc	38,924	1,346
REITS - 0.87%			Xilinx Inc	14,364	471
Apartment Investment & Management Co	937	24		$ 5,765
AvalonBay Communities Inc	563	68	Shipbuilding - 0.01%
Boston Properties Inc	959	91	Huntington Ingalls Industries Inc (a)	240	10
Equity Residential	1,388	78
HCP Inc	2,572	97	Software - 3.78%
Health Care REIT Inc	1,239	65	Adobe Systems Inc (a)	8,188	272
Host Hotels & Resorts Inc	4,513	79	Autodesk Inc (a)	25,764	1,136
Kimco Realty Corp	6,298	115	BMC Software Inc (a)	1,261	63
ProLogis	2,900	46	CA Inc	11,231	272
Public Storage Inc	1,355	151	Check Point Software Technologies Ltd (a)	500	25
Simon Property Group Inc	3,300	353	Citrix Systems Inc (a)	1,336	98
Ventas Inc	1,082	59	Dun & Bradstreet Corp	353	28
Vornado Realty Trust	2,431	213	Electronic Arts Inc (a)	2,300	45
Weyerhaeuser Co	7,172	177	Fidelity National Information Services Inc	1,500	49
	$ 1,616		Fiserv Inc (a)	1,328	83
			Intuit Inc (a)	2,000	106
Retail - 4.35%
AutoZone Inc (a)	791	216	Microsoft Corp	116,157	2,947
Bed Bath & Beyond Inc (a)	5,710	275	Oracle Corp	47,709	1,592
			Red Hat Inc (a)	3,550	161

See accompanying notes

65

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Salesforce.com Inc (a)	832 $	111	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
		$ 6,988	Banks (continued)
Telecommunications - 4.86%			Investment in Joint Trading Account; Morgan	$ 399	$ 399
American Tower Corp (a)	15,739	815	Stanley Repurchase Agreement; 0.05% dated
AT&T Inc	64,977	1,988	03/31/11 maturing 04/01/11 (collateralized by
CenturyLink Inc	2,036	85	Sovereign Agency Issues; $406,499; 1.30% -
Cisco Systems Inc	48,666	835	2.00%; dated 05/25/12 - 11/10/16)
Corning Inc	18,177	375			$ 2,750
Crown Castle International Corp (a)	4,400	187	TOTAL REPURCHASE AGREEMENTS		$ 2,750
Harris Corp	2,004	99	Total Investments		$ 183,268
Juniper Networks Inc (a)	33,923	1,427	Other Assets in Excess of Liabilities, Net - 0.93%		$ 1,711
Motorola Mobility Holdings Inc (a)	2,350	57	TOTAL NET ASSETS - 100.00%		$ 184,979
Motorola Solutions Inc (a)	2,369	106
NII Holdings Inc (a)	1,000	42
Qualcomm Inc	14,974	821	(a) Non-Income Producing Security
Qwest Communications International Inc	12,307	84
Sprint Nextel Corp (a)	32,300	150
Tellabs Inc	2,789	15	Unrealized Appreciation (Depreciation)
Verizon Communications Inc	48,490	1,869	The net federal income tax unrealized appreciation (depreciation) and federal tax
Windstream Corp	3,154	41	cost of investments held as of the period end were as follows:
		$ 8,996
Textiles - 0.03%			Unrealized Appreciation		$ 25,867
Cintas Corp	2,048	62	Unrealized Depreciation		(4,109)
			Net Unrealized Appreciation (Depreciation)		$ 21,758
Toys, Games & Hobbies - 0.05%			Cost for federal income tax purposes		$ 161,510
Mattel Inc	3,600	90	All dollar amounts are shown in thousands (000's)

Transportation - 2.10%			Portfolio Summary (unaudited)
CH Robinson Worldwide Inc	800	59	Sector		Percent
CSX Corp	1,567	123	Consumer, Non-cyclical		19.69%
Expeditors International of Washington Inc	1,994	100	Financial		15.27%
FedEx Corp	3,198	299	Energy		13.93%
Norfolk Southern Corp	20,070	1,390	Technology		12.94%
Ryder System Inc	800	41	Industrial		11.87%
Union Pacific Corp	5,777	568	Communications		10.95%
United Parcel Service Inc	17,448	1,297	Consumer, Cyclical		7.90%
		$ 3,877	Basic Materials		4.35%
TOTAL COMMON STOCKS		$ 180,518	Utilities		2.17%
	Maturity		Other Assets in Excess of Liabilities, Net		0.93%
	Amount		TOTAL NET ASSETS		100.00%
REPURCHASE AGREEMENTS - 1.49%	(000's)	Value (000's)
Banks - 1.49%
Investment in Joint Trading Account; Credit Suisse $ 492		$ 491
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $501,347; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	266	266
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $270,999; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	465	465
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $474,247; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	1,129	1,129
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $1,151,744; 0.00%
- 8.63%; dated 06/27/11 - 09/15/60)

See accompanying notes

66

Schedule of Investments
LargeCap Blend Account II
March 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	80 $	5,124	$ 5,284	$ 160
					$ 160
All dollar amounts are shown in thousands (000's)

See accompanying notes

67

Schedule of Investments
LargeCap Growth Account
March 31, 2011 (unaudited)

COMMON STOCKS - 97.06%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Automobile Manufacturers - 2.97%			Oil & Gas Services - 2.05%
Ford Motor Co (a)	423,431 $	6,313	National Oilwell Varco Inc	55,000 $	4,360

Banks - 4.27%			Pharmaceuticals - 5.24%
Fifth Third Bancorp	271,925	3,774	Allergan Inc/United States	44,000	3,125
Wells Fargo & Co	167,100	5,297	Pfizer Inc	184,000	3,737
	$ 9,071		Watson Pharmaceuticals Inc (a)	76,000	4,257
Beverages - 2.66%					$ 11,119
Coca-Cola Co/The	85,000	5,640	Retail - 6.86%
			Bed Bath & Beyond Inc (a)	82,700	3,992
Biotechnology - 2.12%			Home Depot Inc	133,600	4,951
Gilead Sciences Inc (a)	37,000	1,570	Starbucks Corp	151,700	5,605
Illumina Inc (a)	41,929	2,938			$ 14,548
	$ 4,508		Semiconductors - 2.13%
Chemicals - 3.48%			Broadcom Corp	115,000	4,529
Monsanto Co	50,000	3,613
Potash Corp of Saskatchewan Inc	63,900	3,766	Software - 4.20%
	$ 7,379		Oracle Corp	187,000	6,240
Commercial Services - 3.94%			Salesforce.com Inc (a)	20,000	2,672
Mastercard Inc	18,134	4,565			$ 8,912
Visa Inc	51,474	3,789	Telecommunications - 5.36%
	$ 8,354		JDS Uniphase Corp (a)	79,419	1,655
Computers - 12.75%			Juniper Networks Inc (a)	72,000	3,030
Accenture PLC - Class A	66,000	3,628	Qualcomm Inc	122,000	6,689
Apple Inc (a)	29,022	10,113			$ 11,374
Cognizant Technology Solutions Corp (a)	68,214	5,553	Transportation - 1.65%
NetApp Inc (a)	78,754	3,794	FedEx Corp	37,500	3,508
Riverbed Technology Inc (a)	49,000	1,845
SanDisk Corp (a)	46,000	2,120	TOTAL COMMON STOCKS		$ 205,987
	$ 27,053			Maturity
Cosmetics & Personal Care - 2.05%				Amount
Estee Lauder Cos Inc/The	45,038	4,340	REPURCHASE AGREEMENTS - 1.52%	(000's)	Value (000's)
			Banks - 1.52%
Diversified Financial Services - 2.79%			Investment in Joint Trading Account; Credit Suisse $	575	$ 575
American Express Co	110,300	4,985	Repurchase Agreement; 0.12% dated
Discover Financial Services	39,000	941	03/31/11 maturing 04/01/11 (collateralized by
	$ 5,926		US Treasury Notes; $586,913; 2.50% -
Electronics - 4.04%			3.13%; dated 06/30/17 - 05/15/19)
Agilent Technologies Inc (a)	101,000	4,523	Investment in Joint Trading Account; Deutsche	311	311
Thermo Fisher Scientific Inc (a)	72,913	4,050	Bank Repurchase Agreement; 0.15% dated
	$ 8,573		03/31/11 maturing 04/01/11 (collateralized by
Food - 3.47%			Sovereign Agency Issues; $317,251; 0.80% -
Hershey Co/The	17,000	924	1.38%; dated 06/08/12 - 11/19/13)
Whole Foods Market Inc	97,700	6,438	Investment in Joint Trading Account; JP Morgan	544	544
	$ 7,362		Repurchase Agreement; 0.07% dated
Healthcare - Products - 1.43%			03/31/11 maturing 04/01/11 (collateralized by
St Jude Medical Inc	20,000	1,025	US Treasury Notes; $555,188; 0.38% -
Stryker Corp	33,000	2,007	4.38%; dated 04/29/11 - 07/15/13)
	$ 3,032		Investment in Joint Trading Account; Merrill	1,322	1,322
Internet - 8.78%			Lynch Repurchase Agreement; 0.05% dated
Amazon.com Inc (a)	34,600	6,233	03/31/11 maturing 04/01/11 (collateralized by
Google Inc (a)	9,590	5,622	Sovereign Agency Issues; $1,348,313; 0.00%
Priceline.com Inc (a)	13,400	6,786	- 8.63%; dated 06/27/11 - 09/15/60)
	$ 18,641		Investment in Joint Trading Account; Morgan	467	467
			Stanley Repurchase Agreement; 0.05% dated
Lodging - 2.50%			03/31/11 maturing 04/01/11 (collateralized by
Las Vegas Sands Corp (a)	125,800	5,311	Sovereign Agency Issues; $475,875; 1.30% -

Machinery - Construction & Mining - 3.51%			2.00%; dated 05/25/12 - 11/10/16)
Caterpillar Inc	66,800	7,438			$ 3,219
			TOTAL REPURCHASE AGREEMENTS		$ 3,219
Machinery - Diversified - 3.74%			Total Investments		$ 209,206
Deere & Co	66,341	6,428	Other Assets in Excess of Liabilities, Net - 1.42%		$ 3,004
Rockwell Automation Inc	16,000	1,514	TOTAL NET ASSETS - 100.00%		$ 212,210
	$ 7,942
Media - 0.51%			(a) Non-Income Producing Security
DIRECTV (a)	23,000	1,076

Oil & Gas - 4.56%
Apache Corp	30,000	3,928
ConocoPhillips	72,000	5,750
	$ 9,678

See accompanying notes

68

Schedule of Investments
LargeCap Growth Account
March 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 56,513
Unrealized Depreciation	(1,031)
Net Unrealized Appreciation (Depreciation)	$ 55,482
Cost for federal income tax purposes	$ 153,724
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	20.91%
Technology	19.08%
Communications	14.65%
Industrial	12.94%
Consumer, Cyclical	12.33%
Financial	8.58%
Energy	6.61%
Basic Materials	3.48%
Other Assets in Excess of Liabilities, Net	1.42%
TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
LargeCap Growth Account I
March 31, 2011 (unaudited)

COMMON STOCKS - 97.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Chemicals - 1.57%
Interpublic Group of Cos Inc	5,997 $	76	Air Products & Chemicals Inc	1,612 $	145
Omnicom Group Inc	1,942	95	Airgas Inc	1,022	68
	$ 171		Albemarle Corp	1,119	67
Aerospace & Defense - 1.19%			Celanese Corp	1,863	83
Alliant Techsystems Inc	343	24	CF Industries Holdings Inc	627	86
Boeing Co/The	22,222	1,643	Eastman Chemical Co	178	18
Goodrich Corp	422	36	Ecolab Inc	1,808	92
Lockheed Martin Corp	1,861	150	EI du Pont de Nemours & Co	2,374	130
Rockwell Collins Inc	981	64	FMC Corp	588	50
TransDigm Group Inc (a)	588	49	Lubrizol Corp	835	112
United Technologies Corp	14,019	1,186	Monsanto Co	4,228	306
	$ 3,152		Mosaic Co/The	1,200	95
Agriculture - 0.39%			PPG Industries Inc	334	32
Altria Group Inc	8,290	216	Praxair Inc	26,701	2,712
Philip Morris International Inc	12,531	822	RPM International Inc	774	18
	$ 1,038		Sherwin-Williams Co/The	673	57
Airlines - 0.06%			Sigma-Aldrich Corp	1,372	87
Copa Holdings SA	245	13	Valspar Corp	125	5
Delta Air Lines Inc (a)	6,123	60		$ 4,163
Southwest Airlines Co	1,207	15	Coal - 0.49%
United Continental Holdings Inc (a)	3,342	77	Alpha Natural Resources Inc (a)	178	10
	$ 165		Peabody Energy Corp	17,000	1,223
Apparel - 1.34%			Walter Energy Inc	499	68
Coach Inc	62,815	3,269		$ 1,301
Nike Inc	2,745	208	Commercial Services - 3.19%
Polo Ralph Lauren Corp	663	82	Apollo Group Inc (a)	1,477	62
	$ 3,559		Automatic Data Processing Inc	3,408	175
Automobile Manufacturers - 0.48%			Career Education Corp (a)	759	17
Ford Motor Co (a)	28,395	423	Corrections Corp of America (a)	249	6
General Motors Co (a)	19,800	615	DeVry Inc	739	41
Navistar International Corp (a)	871	60	Emergency Medical Services Corp (a)	336	21
Oshkosh Corp (a)	1,099	39	FTI Consulting Inc (a)	447	17
			Gartner Inc (a)	856	36
PACCAR Inc	2,490	130	Genpact Ltd (a)	137,031	1,984
	$ 1,267
			H&R Block Inc	1,562	26
Automobile Parts & Equipment - 0.13%			ITT Educational Services Inc (a)	371	27
Autoliv Inc	336	25	KAR Auction Services Inc (a)	231	3
BorgWarner Inc (a)	1,232	98
Johnson Controls Inc	4,327	180	Lender Processing Services Inc	1,137	37
Lear Corp	362	18	Mastercard Inc	21,233	5,345
TRW Automotive Holdings Corp (a)	651	36	Moody's Corp	2,435	82
	$ 357		Paychex Inc	2,219	70
			Pharmaceutical Product Development Inc	1,292	36
Banks - 2.80%			RR Donnelley & Sons Co	142	3
Bank of Hawaii Corp	185	9	SEI Investments Co	1,775	42
Bank of New York Mellon Corp/The	82,816	2,474	Verisk Analytics Inc (a)	1,210	40
JP Morgan Chase & Co	59,300	2,734	Visa Inc	3,194	235
Morgan Stanley	3,706	101	Weight Watchers International Inc	378	26
Wells Fargo & Co	66,000	2,092	Western Union Co/The	5,350	111
	$ 7,410			$ 8,442
Beverages - 0.99%			Computers - 11.90%
Coca-Cola Co/The	12,627	838	Accenture PLC - Class A	105,450	5,797
Coca-Cola Enterprises Inc	2,484	68	Apple Inc (a)	39,765	13,856
Dr Pepper Snapple Group Inc	843	31	Cognizant Technology Solutions Corp (a)	41,850	3,407
PepsiCo Inc	25,969	1,673	Dell Inc (a)	14,286	207
	$ 2,610		Diebold Inc	178	6
Biotechnology - 1.30%			DST Systems Inc	423	22
Amylin Pharmaceuticals Inc (a)	1,717	19	EMC Corp/Massachusetts (a)	75,207	1,997
Celgene Corp (a)	26,921	1,549
Genzyme Corp (a)	1,387	106	Hewlett-Packard Co	18,548	760
			IBM Corp	10,314	1,682
Gilead Sciences Inc (a)	6,824	290	NCR Corp (a)	1,865	35
Human Genome Sciences Inc (a)	26,200	719	NetApp Inc (a)	73,382	3,536
Illumina Inc (a)	1,456	102	SanDisk Corp (a)	1,890	87
Life Technologies Corp (a)	1,584	83
			Seagate Technology PLC	3,913	56
Myriad Genetics Inc (a)	1,144	23	Synopsys Inc (a)	116	3
Talecris Biotherapeutics Holdings Corp (a)	643	17	Teradata Corp (a)	1,292	66
Vertex Pharmaceuticals Inc (a)	11,200	537	Western Digital Corp (a)	590	22
	$ 3,445			$ 31,539
Building Materials - 0.01%			Consumer Products - 0.12%
Lennox International Inc	561	29	Avery Dennison Corp	95	4
			Clorox Co	1,065	75
			Kimberly-Clark Corp	2,583	168

See accompanying notes

70

Schedule of Investments
LargeCap Growth Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Environmental Control - 1.22%
Scotts Miracle-Gro Co/The	531 $	31	Nalco Holding Co	1,508 $	41
Tupperware Brands Corp	717	43	Republic Services Inc	1,137	34
	$ 321		Stericycle Inc (a)	35,227	3,124
Cosmetics & Personal Care - 0.19%			Waste Connections Inc	1,093	31
Avon Products Inc	2,944	80		$ 3,230
Colgate-Palmolive Co	3,234	261	Food - 0.31%
Estee Lauder Cos Inc/The	882	85	Campbell Soup Co	1,318	44
Procter & Gamble Co	1,182	73	ConAgra Foods Inc	535	13
	$ 499		General Mills Inc	2,689	98
Distribution & Wholesale - 0.47%			HJ Heinz Co	1,539	75
Fastenal Co	16,000	1,037	Kellogg Co	1,582	85
Fossil Inc (a)	644	60	Sysco Corp	4,068	113
LKQ Corp (a)	1,749	42	Whole Foods Market Inc	5,950	392
WESCO International Inc (a)	170	11		$ 820
WW Grainger Inc	718	99	Forest Products & Paper - 0.03%
	$ 1,249		International Paper Co	2,580	78
Diversified Financial Services - 2.67%
Affiliated Managers Group Inc (a)	605	66	Hand & Machine Tools - 0.03%
American Express Co	8,081	365	Kennametal Inc	748	29
Ameriprise Financial Inc	634	39	Lincoln Electric Holdings Inc	509	39
BlackRock Inc	389	78		$ 68
Charles Schwab Corp/The	164,970	2,974	Healthcare - Products - 3.97%
Federated Investors Inc	675	18	Alcon Inc	477	79
Franklin Resources Inc	19,739	2,470	Baxter International Inc	4,042	217
IntercontinentalExchange Inc (a)	6,589	814	Becton Dickinson and Co	1,785	142
Invesco Ltd	1,682	43	CareFusion Corp (a)	491	14
NASDAQ OMX Group Inc/The (a)	189	5	Cooper Cos Inc/The	108	8
NYSE Euronext	690	24	Covidien PLC	3,443	179
T Rowe Price Group Inc	2,020	134	CR Bard Inc	653	65
Waddell & Reed Financial Inc	1,024	42	DENTSPLY International Inc	1,766	65
	$ 7,072		Edwards Lifesciences Corp (a)	7,078	616
Electric - 0.02%			Henry Schein Inc (a)	1,092	77
Calpine Corp (a)	1,857	30	Hill-Rom Holdings Inc	589	22
ITC Holdings Corp	506	35	Hospira Inc (a)	1,139	63
	$ 65		IDEXX Laboratories Inc (a)	37,629	2,906
Electrical Components & Equipment - 0.69%			Intuitive Surgical Inc (a)	11,645	3,883
AMETEK Inc	1,893	83	Johnson & Johnson	3,365	199
Emerson Electric Co	29,245	1,708	Kinetic Concepts Inc (a)	48	3
General Cable Corp (a)	222	10	Medtronic Inc	5,818	229
Hubbell Inc	294	21	Patterson Cos Inc	1,211	39
Sunpower Corp - Class A (a)	455	8	ResMed Inc (a)	1,776	53
	$ 1,830		St Jude Medical Inc	2,269	116
Electronics - 2.00%			Stryker Corp	24,262	1,475
Agilent Technologies Inc (a)	2,834	127	Teleflex Inc	77	4
			Varian Medical Systems Inc (a)	944	64
Amphenol Corp	56,395	3,067
AVX Corp	142	2		$ 10,518
Dolby Laboratories Inc (a)	639	32	Healthcare - Services - 2.94%
FLIR Systems Inc	1,879	65	Community Health Systems Inc (a)	779	31
Itron Inc (a)	443	25	Covance Inc (a)	68,680	3,758
Mettler-Toledo International Inc (a)	411	71	DaVita Inc (a)	37,799	3,232
PerkinElmer Inc	622	16	Health Management Associates Inc (a)	2,934	32
Thomas & Betts Corp (a)	95	6	Laboratory Corp of America Holdings (a)	803	74
Trimble Navigation Ltd (a)	35,227	1,780	Lincare Holdings Inc	1,178	35
Waters Corp (a)	1,138	99	Mednax Inc (a)	544	36
	$ 5,290		Quest Diagnostics Inc	1,334	77
Energy - Alternate Sources - 0.04%			UnitedHealth Group Inc	11,500	520
First Solar Inc (a)	662	106		$ 7,795
			Home Furnishings - 0.03%
Engineering & Construction - 2.99%			Tempur-Pedic International Inc (a)	843	43
ABB Ltd ADR	149,775	3,623	Whirlpool Corp	378	32
Aecom Technology Corp (a)	357	10		$ 75
Chicago Bridge & Iron Co NV	463	19	Housewares - 0.01%
Fluor Corp	56,598	4,169	Toro Co	397	26
Jacobs Engineering Group Inc (a)	902	46
KBR Inc	109	4	Insurance - 0.21%
McDermott International Inc (a)	2,237	57	ACE Ltd	589	38
	$ 7,928		Aflac Inc	3,464	183
Entertainment - 0.00%			Aon Corp	691	37
Madison Square Garden Inc (a)	231	6	Arch Capital Group Ltd (a)	35	3
			Arthur J Gallagher & Co	313	9

See accompanying notes

71

Schedule of Investments
LargeCap Growth Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Metal Fabrication & Hardware (continued)
Axis Capital Holdings Ltd	476 $	17	Valmont Industries Inc	264 $	28
Brown & Brown Inc	675	17		$ 1,980
Endurance Specialty Holdings Ltd	48	2	Mining - 0.58%
Erie Indemnity Co	243	17	Alcoa Inc	1,770	31
Hartford Financial Services Group Inc	468	13	Freeport-McMoRan Copper & Gold Inc	21,613	1,201
Marsh & McLennan Cos Inc	3,844	115	Newmont Mining Corp	3,614	197
MetLife Inc	1,584	71	Southern Copper Corp	2,023	82
Travelers Cos Inc/The	617	37	Titanium Metals Corp (a)	1,021	19
Validus Holdings Ltd	169	6		$ 1,530
	$ 565		Miscellaneous Manufacturing - 4.08%
Internet - 7.93%			3M Co	26,134	2,443
Akamai Technologies Inc (a)	2,171	82	Cooper Industries PLC	1,308	85
Amazon.com Inc (a)	23,508	4,235	Danaher Corp	124,306	6,452
Baidu Inc/China ADR(a)	11,100	1,530	Donaldson Co Inc	914	56
Ctrip.com International Ltd ADR(a)	15,200	631	Dover Corp	1,446	95
eBay Inc (a)	30,215	938	Eaton Corp	1,071	59
Expedia Inc	971	22	General Electric Co	18,999	381
F5 Networks Inc (a)	541	55	Honeywell International Inc	5,877	351
Google Inc (a)	17,692	10,371	Illinois Tool Works Inc	3,420	184
Liberty Media Corp - Interactive (a)	69,000	1,107	Parker Hannifin Corp	539	51
Netflix Inc (a)	477	113	Pentair Inc	575	22
Priceline.com Inc (a)	3,662	1,854	SPX Corp	115	9
Yahoo! Inc (a)	3,761	63	Textron Inc	21,182	580
	$ 21,001		Tyco International Ltd	843	38
Iron & Steel - 0.04%				$ 10,806
Cliffs Natural Resources Inc	1,055	103	Office & Business Equipment - 0.02%
Reliance Steel & Aluminum Co	100	6	Pitney Bowes Inc	1,818	47
	$ 109
Leisure Products & Services - 0.63%			Oil & Gas - 5.32%
Carnival Corp	41,200	1,581	Atwood Oceanics Inc (a)	135	6
Harley-Davidson Inc	1,821	77	Canadian Natural Resources Ltd	72,813	3,599
	$ 1,658		Chevron Corp	843	91
Lodging - 1.48%			Cimarex Energy Co	6,070	700
Las Vegas Sands Corp (a)	23,753	1,003	Concho Resources Inc/Midland TX (a)	705	76
Marriott International Inc/DE	50,137	1,784	ConocoPhillips	4,524	361
Starwood Hotels & Resorts Worldwide Inc	18,258	1,061	Continental Resources Inc/OK (a)	333	24
Wynn Resorts Ltd	514	65	EOG Resources Inc	25,031	2,966
	$ 3,913		Exxon Mobil Corp	37,178	3,128
Machinery - Construction & Mining - 0.23%			Holly Corp	350	21
Caterpillar Inc	4,874	543	Marathon Oil Corp	1,477	79
Joy Global Inc	789	78	Murphy Oil Corp	252	18
	$ 621		Nabors Industries Ltd (a)	1,308	40
Machinery - Diversified - 1.61%			Occidental Petroleum Corp	1,132	118
CNH Global NV (a)	54	3	Range Resources Corp	22,600	1,321
			Rowan Cos Inc (a)	252	11
Cummins Inc	1,538	169	Southwestern Energy Co (a)	2,356	101
Deere & Co	3,076	298
Gardner Denver Inc	587	46	Suncor Energy Inc	31,600	1,417
			Whiting Petroleum Corp (a)	104	8
IDEX Corp	779	34
Rockwell Automation Inc	1,097	104		$ 14,085
Roper Industries Inc	41,763	3,610	Oil & Gas Services - 4.55%
Wabtec Corp/DE	93	6	Baker Hughes Inc	1,406	103
			Cameron International Corp (a)	957	55
	$ 4,270		Dresser-Rand Group Inc (a)	891	48
Media - 0.92%			FMC Technologies Inc (a)	39,876	3,767
CBS Corp	927	23
DIRECTV (a)	6,264	293	Halliburton Co	7,120	355
Discovery Communications Inc - A Shares (a)	1,584	63	Oil States International Inc (a)	41	3
Factset Research Systems Inc	548	57	Schlumberger Ltd	82,068	7,653
			Weatherford International Ltd (a)	3,655	83
John Wiley & Sons Inc	491	25
McGraw-Hill Cos Inc/The	1,695	67		$ 12,067
Meredith Corp	192	7	Packaging & Containers - 0.04%
News Corp - Class A	3,699	65	Ball Corp	448	16
Scripps Networks Interactive	1,097	55	Crown Holdings Inc (a)	1,985	77
Sirius XM Radio Inc (a)	46,478	77		$ 93
Time Warner Inc	1,612	58	Pharmaceuticals - 4.33%
Viacom Inc	1,426	66	Abbott Laboratories	11,329	556
Walt Disney Co/The	36,400	1,569	Allergan Inc/United States	2,089	148
	$ 2,425		AmerisourceBergen Corp	2,163	85
Metal Fabrication & Hardware - 0.75%			Cardinal Health Inc	1,526	63
Precision Castparts Corp	12,990	1,911	Eli Lilly & Co	1,817	64
Timken Co	780	41	Express Scripts Inc (a)	93,478	5,198

See accompanying notes

72

Schedule of Investments
LargeCap Growth Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Herbalife Ltd	697 $	57	Williams-Sonoma Inc	1,179 $	48
McKesson Corp	31,137	2,461	Yum! Brands Inc	3,575	184
Mead Johnson Nutrition Co	43,363	2,512		$ 14,605
Medco Health Solutions Inc (a)	3,292	185	Savings & Loans - 0.00%
Mylan Inc/PA (a)	2,809	64	Hudson City Bancorp Inc	492	5
SXC Health Solutions Corp (a)	716	39
VCA Antech Inc (a)	1,028	26	Semiconductors - 2.36%
Warner Chilcott PLC	1,102	26	Advanced Micro Devices Inc (a)	2,619	22
	$ 11,484		Altera Corp	2,197	97
Pipelines - 0.04%			Analog Devices Inc	2,502	98
El Paso Corp	1,454	26	Applied Materials Inc	103,696	1,619
Williams Cos Inc	2,858	89	Atmel Corp (a)	5,055	69
	$ 115		Avago Technologies Ltd	1,243	39
Real Estate - 0.29%			Broadcom Corp	37,699	1,485
CB Richard Ellis Group Inc (a)	26,510	708	Cree Inc (a)	10,100	466
Jones Lang LaSalle Inc	498	49	Intel Corp	32,227	650
	$ 757		KLA-Tencor Corp	111	5
REITS - 0.20%			Lam Research Corp (a)	1,501	85
AMB Property Corp	203	7	Linear Technology Corp	2,746	92
Apartment Investment & Management Co	674	17	Marvell Technology Group Ltd (a)	4,434	69
Digital Realty Trust Inc	976	57	Maxim Integrated Products Inc	3,705	95
Equity Residential	223	13	MEMC Electronic Materials Inc (a)	1,133	15
Essex Property Trust Inc	133	16	National Semiconductor Corp	2,518	36
Federal Realty Investment Trust	421	34	Novellus Systems Inc (a)	957	36
Plum Creek Timber Co Inc	848	37	NVIDIA Corp (a)	3,914	72
Public Storage Inc	990	110	ON Semiconductor Corp (a)	5,265	52
Rayonier Inc	283	18	QLogic Corp (a)	1,254	23
Simon Property Group Inc	1,561	167	Rambus Inc (a)	1,245	25
UDR Inc	150	4	Rovi Corp (a)	15,550	834
Ventas Inc	505	27	Teradyne Inc (a)	2,059	37
Vornado Realty Trust	178	16	Texas Instruments Inc	4,650	161
	$ 523		Xilinx Inc	2,165	71
Retail - 5.51%				$ 6,253
Advance Auto Parts Inc	980	64	Software - 4.34%
Aeropostale Inc (a)	1,119	27	Activision Blizzard Inc	1,680	18
American Eagle Outfitters Inc	594	9	Adobe Systems Inc (a)	3,612	120
AutoZone Inc (a)	312	85	Allscripts Healthcare Solutions Inc (a)	1,352	28
Bed Bath & Beyond Inc (a)	2,008	97	ANSYS Inc (a)	48,387	2,622
Best Buy Co Inc	2,533	73	Autodesk Inc (a)	1,833	81
Big Lots Inc (a)	927	40	BMC Software Inc (a)	1,448	72
Brinker International Inc	1,040	26	CA Inc	3,881	94
CarMax Inc (a)	2,675	86	Cerner Corp (a)	823	91
Chipotle Mexican Grill Inc (a)	2,785	759	Citrix Systems Inc (a)	41,265	3,032
Copart Inc (a)	840	36	Dun & Bradstreet Corp	600	48
Costco Wholesale Corp	45,194	3,313	Emdeon Inc (a)	274	4
Darden Restaurants Inc	1,722	85	Intuit Inc (a)	2,229	118
Dick's Sporting Goods Inc (a)	1,096	44	Microsoft Corp	41,218	1,045
Dollar General Corp (a)	28,228	885	Nuance Communications Inc (a)	45,700	894
Dollar Tree Inc (a)	1,510	84	Oracle Corp	30,642	1,023
Family Dollar Stores Inc	1,500	77	Red Hat Inc (a)	2,256	102
Gap Inc/The	4,644	105	Salesforce.com Inc (a)	14,991	2,003
Guess? Inc	765	30	Solera Holdings Inc	813	42
Home Depot Inc	13,107	486	VMware Inc (a)	873	71
Kohl's Corp	1,773	94		$ 11,508
Lowe's Cos Inc	7,552	200	Telecommunications - 6.18%
Ltd Brands Inc	2,069	68	Amdocs Ltd (a)	674	19
Macy's Inc	491	12	American Tower Corp (a)	2,744	142
McDonald's Corp	8,327	634	Cisco Systems Inc	48,363	829
Nordstrom Inc	2,049	92	Corning Inc	67,590	1,394
O'Reilly Automotive Inc (a)	16,592	953	Crown Castle International Corp (a)	56,916	2,422
PetSmart Inc	1,449	59	Frontier Communications Corp	4,640	38
Ross Stores Inc	947	67	Harris Corp	1,542	77
Staples Inc	5,620	109	Juniper Networks Inc (a)	69,708	2,934
Starbucks Corp	39,340	1,454	MetroPCS Communications Inc (a)	1,392	23
Target Corp	5,619	281	NeuStar Inc (a)	896	23
Tiffany & Co	1,548	95	NII Holdings Inc (a)	1,619	68
TJX Cos Inc	3,113	155	Qualcomm Inc	151,346	8,298
Tractor Supply Co	843	51	SBA Communications Corp (a)	1,386	55
Urban Outfitters Inc (a)	96,426	2,876	tw telecom inc (a)	1,774	34
Walgreen Co	6,777	272	Windstream Corp	2,413	31
Wal-Mart Stores Inc	9,405	490		$ 16,387

See accompanying notes

73

Schedule of Investments
LargeCap Growth Account I
March 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Sector	Percent
				Technology	18.62%
Transportation - 1.80%				Consumer, Non-cyclical	17.73%
CH Robinson Worldwide Inc	1,132 $	84
Expeditors International of Washington Inc	23,451	1,176		Industrial	16.64%
FedEx Corp	1,389	130		Communications	15.09%
Frontline Ltd/Bermuda	535	13		Energy	10.44%
				Consumer, Cyclical	10.14%
Ryder System Inc	363	18		Financial	7.66%
Union Pacific Corp	13,174	1,295
United Parcel Service Inc	27,477	2,042		Basic Materials	2.22%
				Utilities	0.02%
UTI Worldwide Inc	1,017	21		Other Assets in Excess of Liabilities, Net	1.44%
		$ 4,779		TOTAL NET ASSETS	100.00%
TOTAL COMMON STOCKS		$ 257,210
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.49%	(000's)	Value (000's)
Banks - 1.49%
Investment in Joint Trading Account; Credit Suisse $	704	$ 704
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $718,257; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	381	381
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $388,247; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	666	666
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $679,432; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	1,618	1,618
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $1,650,050; 0.00%
- 8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	571	571
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $582,371; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 3,940
TOTAL REPURCHASE AGREEMENTS		$ 3,940
Total Investments		$ 261,150
Other Assets in Excess of Liabilities, Net - 1.44%		$ 3,826
TOTAL NET ASSETS - 100.00%		$ 264,976

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 67,480
Unrealized Depreciation		(2,554)
Net Unrealized Appreciation (Depreciation)		$ 64,926
Cost for federal income tax purposes		$ 196,224
All dollar amounts are shown in thousands (000's)

Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	117	$ 7,572	$ 7,728	$ 156
					$ 156

All dollar amounts are shown in thousands (000's)

See accompanying notes

74

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

COMMON STOCKS - 97.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc	17,024 $	214	PepsiCo Inc	55,210 $	3,556
Omnicom Group Inc	9,884	485		$ 10,085
	$ 699		Biotechnology - 1.25%
Aerospace & Defense - 1.99%			Amgen Inc (a)	32,449	1,734
Boeing Co/The	25,623	1,894	Biogen Idec Inc (a)	8,384	615
General Dynamics Corp	12,970	993	Celgene Corp (a)	16,178	931
Goodrich Corp	4,371	374	Genzyme Corp (a)	9,089	692
L-3 Communications Holdings Inc	3,939	308	Gilead Sciences Inc (a)	27,675	1,175
Lockheed Martin Corp	9,983	803	Life Technologies Corp (a)	6,264	328
Northrop Grumman Corp	10,138	636		$ 5,475
Raytheon Co	12,517	637	Building Materials - 0.04%
Rockwell Collins Inc	5,397	350	Masco Corp	12,462	173
United Technologies Corp	32,032	2,711
	$ 8,706		Chemicals - 2.06%
Agriculture - 1.76%			Air Products & Chemicals Inc	7,479	675
Altria Group Inc	72,801	1,895	Airgas Inc	2,608	173
Archer-Daniels-Midland Co	22,178	799	CF Industries Holdings Inc	2,481	339
Lorillard Inc	5,065	481	Dow Chemical Co/The	40,644	1,534
Philip Morris International Inc	62,540	4,104	Eastman Chemical Co	2,462	245
Reynolds American Inc	11,768	418	Ecolab Inc	8,097	413
	$ 7,697		EI du Pont de Nemours & Co	32,073	1,763
Airlines - 0.08%			FMC Corp	2,488	211
Southwest Airlines Co	26,015	329	International Flavors & Fragrances Inc	2,793	174
			Monsanto Co	18,677	1,350
Apparel - 0.49%			PPG Industries Inc	5,588	532
Coach Inc	10,293	536	Praxair Inc	10,555	1,073
Nike Inc	13,321	1,008	Sherwin-Williams Co/The	3,098	260
Polo Ralph Lauren Corp	2,276	281	Sigma-Aldrich Corp	4,243	270
VF Corp	3,012	297		$ 9,012
	$ 2,122		Coal - 0.31%
Automobile Manufacturers - 0.60%			Consol Energy Inc	7,873	422
Ford Motor Co (a)	131,638	1,963	Massey Energy Co	3,600	246
PACCAR Inc	12,714	665	Peabody Energy Corp	9,415	678
	$ 2,628			$ 1,346
Automobile Parts & Equipment - 0.25%			Commercial Services - 1.30%
Goodyear Tire & Rubber Co/The (a)	8,456	127	Apollo Group Inc (a)	4,284	179
Johnson Controls Inc	23,572	980	Automatic Data Processing Inc	17,275	886
	$ 1,107		DeVry Inc	2,145	118
Banks - 8.11%			Equifax Inc	4,271	166
Bank of America Corp	352,216	4,695	H&R Block Inc	10,623	178
Bank of New York Mellon Corp/The	43,216	1,291	Iron Mountain Inc	6,967	218
BB&T Corp	24,172	663	Mastercard Inc	3,363	847
Capital One Financial Corp	15,916	827	Monster Worldwide Inc (a)	4,531	72
Citigroup Inc (a)	1,011,150	4,469	Moody's Corp	6,945	235
Comerica Inc	6,151	226	Paychex Inc	11,202	351
Fifth Third Bancorp	31,938	443	Quanta Services Inc (a)	7,500	168
First Horizon National Corp	9,165	103	Robert Half International Inc	5,091	156
Goldman Sachs Group Inc/The	18,114	2,871	RR Donnelley & Sons Co	7,187	136
Huntington Bancshares Inc/OH	30,044	199	SAIC Inc (a)	10,222	173
JP Morgan Chase & Co	138,627	6,391	Total System Services Inc	5,654	102
KeyCorp	33,098	294	Visa Inc	16,865	1,242
M&T Bank Corp	4,184	370	Western Union Co/The	22,508	467
Marshall & Ilsley Corp	18,448	147		$ 5,694
Morgan Stanley	53,788	1,469	Computers - 6.13%
Northern Trust Corp	8,425	428	Apple Inc (a)	32,060	11,171
PNC Financial Services Group Inc	18,288	1,152	Cognizant Technology Solutions Corp (a)	10,587	862
Regions Financial Corp	43,770	318	Computer Sciences Corp	5,397	263
State Street Corp	17,476	785	Dell Inc (a)	58,442	848
SunTrust Banks Inc	18,644	538	EMC Corp/Massachusetts (a)	71,987	1,911
US Bancorp	66,884	1,768	Hewlett-Packard Co	75,674	3,100
Wells Fargo & Co	183,329	5,812	IBM Corp	42,440	6,921
Zions Bancorporation	6,369	147	Lexmark International Inc (a)	2,736	101
	$ 35,406		NetApp Inc (a)	12,802	617
Beverages - 2.31%			SanDisk Corp (a)	8,237	380
Brown-Forman Corp	3,587	245	Teradata Corp (a)	5,853	297
Coca-Cola Co/The	79,842	5,297	Western Digital Corp (a)	8,062	301
Coca-Cola Enterprises Inc	11,490	314		$ 26,772
Constellation Brands Inc (a)	6,123	124	Consumer Products - 0.40%
Dr Pepper Snapple Group Inc	7,794	290	Avery Dennison Corp	3,719	156
Molson Coors Brewing Co	5,527	259	Clorox Co	4,789	336

See accompanying notes

75

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	5,339 $	330	Jabil Circuit Inc	6,823 $	139
Kimberly-Clark Corp	14,072	919	PerkinElmer Inc	3,946	104
	$ 1,741		Thermo Fisher Scientific Inc (a)	13,593	755
Cosmetics & Personal Care - 1.87%			Waters Corp (a)	3,178	276
Avon Products Inc	14,956	404		$ 2,337
Colgate-Palmolive Co	17,187	1,388	Energy - Alternate Sources - 0.07%
Estee Lauder Cos Inc/The	3,985	384	First Solar Inc (a)	1,883	303
Procter & Gamble Co (b)	97,467	6,004
	$ 8,180		Engineering & Construction - 0.16%
Distribution & Wholesale - 0.21%			Fluor Corp	6,144	453
Fastenal Co	5,131	333	Jacobs Engineering Group Inc (a)	4,398	226
Genuine Parts Co	5,486	294		$ 679
WW Grainger Inc	2,030	279	Entertainment - 0.04%
	$ 906		International Game Technology	10,398	169
Diversified Financial Services - 1.63%
American Express Co	36,404	1,645	Environmental Control - 0.28%
Ameriprise Financial Inc	8,579	524	Republic Services Inc	10,692	321
Charles Schwab Corp/The	34,757	627	Stericycle Inc (a)	2,972	264
CME Group Inc	2,332	703	Waste Management Inc	16,547	618
Discover Financial Services	18,975	458		$ 1,203
E*Trade Financial Corp (a)	7,699	120	Food - 1.76%
Federated Investors Inc	3,223	86	Campbell Soup Co	6,352	210
Franklin Resources Inc	5,046	631	ConAgra Foods Inc	15,163	360
IntercontinentalExchange Inc (a)	2,554	315	Dean Foods Co (a)	6,373	64
Invesco Ltd	16,021	409	General Mills Inc	22,126	809
Janus Capital Group Inc	6,476	81	Hershey Co/The	5,379	292
Legg Mason Inc	5,298	191	HJ Heinz Co	11,199	547
NASDAQ OMX Group Inc/The (a)	5,212	135	Hormel Foods Corp	4,818	134
NYSE Euronext	9,090	320	JM Smucker Co/The	4,143	296
SLM Corp	18,336	281	Kellogg Co	8,767	473
T Rowe Price Group Inc	9,013	599	Kraft Foods Inc	60,863	1,909
	$ 7,125		Kroger Co/The	22,131	530
Electric - 2.79%			McCormick & Co Inc/MD	4,627	221
AES Corp/The (a)	23,042	300	Safeway Inc	12,813	302
Ameren Corp	8,371	235	Sara Lee Corp	21,661	383
American Electric Power Co Inc	16,732	588	SUPERVALU Inc	7,384	66
CMS Energy Corp	8,775	172	Sysco Corp	20,278	562
Consolidated Edison Inc	10,161	515	Tyson Foods Inc	10,378	199
Constellation Energy Group Inc	6,955	217	Whole Foods Market Inc	5,134	338
Dominion Resources Inc/VA	20,214	904		$ 7,695
DTE Energy Co	5,897	289	Forest Products & Paper - 0.15%
Duke Energy Corp	46,254	840	International Paper Co	15,303	462
Edison International	11,338	415	MeadWestvaco Corp	5,859	178
Entergy Corp	6,231	419		$ 640
Exelon Corp	23,033	950	Gas - 0.22%
FirstEnergy Corp	14,554	540	CenterPoint Energy Inc	14,785	260
Integrys Energy Group Inc	2,715	137	Nicor Inc	1,585	85
NextEra Energy Inc	14,649	807	NiSource Inc	9,719	186
Northeast Utilities	6,142	213	Sempra Energy	8,370	448
NRG Energy Inc (a)	8,614	186		$ 979
Pepco Holdings Inc	7,833	146	Hand & Machine Tools - 0.13%
PG&E Corp	13,790	609	Snap-On Inc	2,028	122
Pinnacle West Capital Corp	3,786	162	Stanley Black & Decker Inc	5,819	446
PPL Corp	16,857	426		$ 568
Progress Energy Inc	10,215	471	Healthcare - Products - 3.12%
Public Service Enterprise Group Inc	17,610	555	Baxter International Inc	20,164	1,084
SCANA Corp	3,961	156	Becton Dickinson and Co	7,695	613
Southern Co	29,427	1,121	Boston Scientific Corp (a)	53,013	381
TECO Energy Inc	7,478	140	CareFusion Corp (a)	7,763	219
Wisconsin Energy Corp	8,135	248	Covidien PLC	17,186	893
Xcel Energy Inc	16,798	401	CR Bard Inc	2,959	294
	$ 12,162		DENTSPLY International Inc	4,947	183
Electrical Components & Equipment - 0.38%			Hospira Inc (a)	5,799	320
Emerson Electric Co	26,243	1,533	Intuitive Surgical Inc (a)	1,353	451
Molex Inc	4,807	121	Johnson & Johnson	95,185	5,640
	$ 1,654		Medtronic Inc	37,214	1,464
Electronics - 0.54%			Patterson Cos Inc	3,332	107
Agilent Technologies Inc (a)	12,010	538	St Jude Medical Inc	11,328	581
Amphenol Corp	6,123	333	Stryker Corp	11,709	712
FLIR Systems Inc	5,551	192	Varian Medical Systems Inc (a)	4,178	282

See accompanying notes

76

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Zimmer Holdings Inc (a)	6,686 $	405	United States Steel Corp	5,003 $	270
	$ 13,629			$ 1,532
Healthcare - Services - 1.18%			Leisure Products & Services - 0.21%
Aetna Inc	13,381	501	Carnival Corp	15,019	576
CIGNA Corp	9,439	418	Harley-Davidson Inc	8,196	348
Coventry Health Care Inc (a)	5,212	166		$ 924
DaVita Inc (a)	3,341	286	Lodging - 0.29%
Humana Inc (a)	5,865	410	Marriott International Inc/DE	10,115	360
Laboratory Corp of America Holdings (a)	3,480	321	Starwood Hotels & Resorts Worldwide Inc	6,687	389
Quest Diagnostics Inc	5,421	313	Wyndham Worldwide Corp	6,029	192
Tenet Healthcare Corp (a)	16,911	126	Wynn Resorts Ltd	2,645	336
UnitedHealth Group Inc	38,061	1,720		$ 1,277
WellPoint Inc	13,068	912	Machinery - Construction & Mining - 0.65%
	$ 5,173		Caterpillar Inc	22,231	2,476
Holding Companies - Diversified - 0.06%			Joy Global Inc	3,647	360
Leucadia National Corp	6,887	259		$ 2,836
			Machinery - Diversified - 0.73%
Home Builders - 0.07%			Cummins Inc	6,885	755
DR Horton Inc	9,779	114	Deere & Co	14,652	1,419
Lennar Corp	5,592	101	Flowserve Corp	1,939	250
Pulte Group Inc (a)	11,699	87	Rockwell Automation Inc	4,954	469
	$ 302		Roper Industries Inc	3,318	287
Home Furnishings - 0.08%				$ 3,180
Harman International Industries Inc	2,424	113	Media - 3.01%
Whirlpool Corp	2,646	226	Cablevision Systems Corp	8,093	280
	$ 339		CBS Corp	23,400	586
Housewares - 0.04%			Comcast Corp - Class A	96,622	2,388
Newell Rubbermaid Inc	10,113	193	DIRECTV (a)	27,614	1,292
			Discovery Communications Inc - A Shares (a)	9,798	391
Insurance - 3.61%			Gannett Co Inc	8,341	127
ACE Ltd	11,677	756	McGraw-Hill Cos Inc/The	10,672	420
Aflac Inc	16,363	864	News Corp - Class A	79,474	1,396
Allstate Corp/The	18,436	586	Scripps Networks Interactive	3,152	158
American International Group Inc (a)	4,999	176	Time Warner Cable Inc	11,950	853
Aon Corp	11,591	614	Time Warner Inc	38,032	1,358
Assurant Inc	3,478	134	Viacom Inc	20,775	966
Berkshire Hathaway Inc - Class B (a)	60,237	5,038	Walt Disney Co/The	66,088	2,848
Chubb Corp	10,274	630	Washington Post Co/The	184	81
Cincinnati Financial Corp	5,672	186		$ 13,144
Genworth Financial Inc (a)	17,048	229	Metal Fabrication & Hardware - 0.17%
Hartford Financial Services Group Inc	15,477	417	Precision Castparts Corp	4,992	735
Lincoln National Corp	10,990	330
Loews Corp	10,942	471	Mining - 0.84%
Marsh & McLennan Cos Inc	18,934	564	Alcoa Inc	36,982	653
MetLife Inc	36,719	1,642	Freeport-McMoRan Copper & Gold Inc	32,938	1,829
Progressive Corp/The	22,969	485	Newmont Mining Corp	17,166	937
Prudential Financial Inc	16,913	1,042	Titanium Metals Corp (a)	3,135	58
Torchmark Corp	2,712	180	Vulcan Materials Co	4,491	205
Travelers Cos Inc/The	15,001	892		$ 3,682
Unum Group	10,777	283	Miscellaneous Manufacturing - 3.93%
XL Group PLC	10,823	266	3M Co	24,771	2,316
	$ 15,785		Danaher Corp	18,810	976
Internet - 2.74%			Dover Corp	6,492	427
Akamai Technologies Inc (a)	6,513	247	Eaton Corp	11,846	657
Amazon.com Inc (a)	12,399	2,233	General Electric Co	369,523	7,409
eBay Inc (a)	39,761	1,234	Honeywell International Inc	27,287	1,629
Expedia Inc	6,962	158	Illinois Tool Works Inc	17,345	932
F5 Networks Inc (a)	2,810	288	Ingersoll-Rand PLC	11,469	554
Google Inc (a)	8,727	5,116	ITT Corp	6,393	384
Netflix Inc (a)	1,528	363	Leggett & Platt Inc	5,095	125
Priceline.com Inc (a)	1,710	866	Pall Corp	4,018	232
Symantec Corp (a)	26,561	492	Parker Hannifin Corp	5,633	533
VeriSign Inc	6,036	219	Textron Inc	9,606	263
Yahoo! Inc (a)	45,568	759	Tyco International Ltd	16,487	738
	$ 11,975			$ 17,175
Iron & Steel - 0.35%			Office & Business Equipment - 0.16%
AK Steel Holding Corp	3,837	60	Pitney Bowes Inc	7,092	182
Allegheny Technologies Inc	3,435	233	Xerox Corp	48,701	519
Cliffs Natural Resources Inc	4,714	463		$ 701
Nucor Corp	10,993	506

See accompanying notes

77

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 9.97%			Real Estate - 0.06%
Anadarko Petroleum Corp	17,270 $	1,415	CB Richard Ellis Group Inc (a)	10,135 $	271
Apache Corp	13,320	1,744
Cabot Oil & Gas Corp	3,629	192	REITS - 1.49%
Chesapeake Energy Corp	22,886	767	Apartment Investment & Management Co	4,111	105
Chevron Corp	69,859	7,505	AvalonBay Communities Inc	2,996	360
ConocoPhillips	49,752	3,973	Boston Properties Inc	4,963	471
Denbury Resources Inc (a)	13,956	341	Equity Residential	10,231	577
Devon Energy Corp	14,860	1,364	HCP Inc	13,942	529
Diamond Offshore Drilling Inc	2,419	188	Health Care REIT Inc	6,129	321
EOG Resources Inc	9,313	1,104	Host Hotels & Resorts Inc	23,679	417
EQT Corp	5,191	259	Kimco Realty Corp	14,144	259
Exxon Mobil Corp (b)	172,559	14,517	Plum Creek Timber Co Inc	5,632	246
Helmerich & Payne Inc	3,700	254	ProLogis	19,851	317
Hess Corp	10,459	891	Public Storage Inc	4,864	539
Marathon Oil Corp	24,718	1,318	Simon Property Group Inc	10,334	1,107
Murphy Oil Corp	6,711	493	Ventas Inc	5,670	308
Nabors Industries Ltd (a)	9,958	303	Vornado Realty Trust	5,688	498
Newfield Exploration Co (a)	4,675	355	Weyerhaeuser Co	18,694	460
Noble Corp	8,779	400		$ 6,514
Noble Energy Inc	6,116	591	Retail - 5.36%
Occidental Petroleum Corp	28,287	2,956	Abercrombie & Fitch Co	3,036	178
Pioneer Natural Resources Co	4,053	413	AutoNation Inc (a)	2,231	79
QEP Resources Inc	6,135	249	AutoZone Inc (a)	930	254
Range Resources Corp	5,585	326	Bed Bath & Beyond Inc (a)	8,865	428
Rowan Cos Inc (a)	4,396	194	Best Buy Co Inc	11,386	327
Southwestern Energy Co (a)	12,102	520	Big Lots Inc (a)	2,626	114
Sunoco Inc	4,198	191	CarMax Inc (a)	7,849	252
Tesoro Corp (a)	4,982	134	Costco Wholesale Corp	15,191	1,114
Valero Energy Corp	19,800	590	CVS Caremark Corp	47,612	1,634
	$ 43,547		Darden Restaurants Inc	4,806	236
Oil & Gas Services - 2.10%			Family Dollar Stores Inc	4,398	226
Baker Hughes Inc	15,112	1,110	GameStop Corp (a)	5,269	119
Cameron International Corp (a)	8,518	486	Gap Inc/The	15,180	344
FMC Technologies Inc (a)	4,181	395	Home Depot Inc	57,031	2,114
Halliburton Co	31,785	1,584	JC Penney Co Inc	8,237	296
National Oilwell Varco Inc	14,653	1,162	Kohl's Corp	10,175	540
Schlumberger Ltd	47,363	4,417	Lowe's Cos Inc	48,024	1,269
	$ 9,154		Ltd Brands Inc	9,204	303
Packaging & Containers - 0.15%			Macy's Inc	14,731	357
Ball Corp	5,888	211	McDonald's Corp	36,307	2,763
Bemis Co Inc	3,725	122	Nordstrom Inc	5,842	262
Owens-Illinois Inc (a)	5,697	172	O'Reilly Automotive Inc (a)	4,911	282
Sealed Air Corp	5,544	148	RadioShack Corp	3,681	55
	$ 653		Ross Stores Inc	4,144	295
Pharmaceuticals - 4.65%			Sears Holdings Corp (a)	1,516	125
Abbott Laboratories	53,856	2,642	Staples Inc	25,037	486
Allergan Inc/United States	10,638	755	Starbucks Corp	25,961	959
AmerisourceBergen Corp	9,539	377	Target Corp	24,641	1,232
Bristol-Myers Squibb Co	59,244	1,566	Tiffany & Co	4,399	270
Cardinal Health Inc	12,171	501	TJX Cos Inc	13,774	685
Cephalon Inc (a)	2,635	200	Urban Outfitters Inc (a)	4,453	133
Eli Lilly & Co	35,452	1,247	Walgreen Co	32,100	1,288
Express Scripts Inc (a)	18,384	1,022	Wal-Mart Stores Inc	68,177	3,549
Forest Laboratories Inc (a)	9,956	322	Yum! Brands Inc	16,267	836
McKesson Corp	8,848	699		$ 23,404
Mead Johnson Nutrition Co	7,120	412	Savings & Loans - 0.08%
Medco Health Solutions Inc (a)	14,075	790	Hudson City Bancorp Inc	18,330	177
Merck & Co Inc	107,291	3,542	People's United Financial Inc	12,598	159
Mylan Inc/PA (a)	15,210	345		$ 336
Pfizer Inc (b)	278,234	5,651	Semiconductors - 2.32%
Watson Pharmaceuticals Inc (a)	4,379	245	Advanced Micro Devices Inc (a)	20,031	172
	$ 20,316		Altera Corp	11,135	490
Pipelines - 0.44%			Analog Devices Inc	10,426	411
El Paso Corp	24,525	441	Applied Materials Inc	45,915	717
Oneok Inc	3,724	249	Broadcom Corp	16,550	652
Spectra Energy Corp	22,572	614	Intel Corp	190,982	3,852
Williams Cos Inc	20,400	636	KLA-Tencor Corp	5,819	276
	$ 1,940		Linear Technology Corp	7,895	265
Publicly Traded Investment Fund - 1.22%			LSI Corp (a)	21,438	146
iShares S&P 500 Index Fund/US	39,985	5,318	MEMC Electronic Materials Inc (a)	8,015	104
			Microchip Technology Inc	6,557	249

See accompanying notes

78

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Micron Technology Inc (a)	29,847 $	342	REPURCHASE AGREEMENTS - 1.51%	(000's)	Value (000's)
National Semiconductor Corp	8,392	120	Banks - 1.51%
Novellus Systems Inc (a)	3,138	117	Investment in Joint Trading Account; Credit Suisse $	1,176	$ 1,176
NVIDIA Corp (a)	20,219	373	Repurchase Agreement; 0.12% dated
Teradyne Inc (a)	6,450	115	03/31/11 maturing 04/01/11 (collateralized by
Texas Instruments Inc	40,787	1,410	US Treasury Notes; $1,199,909; 2.50% -
Xilinx Inc	9,085	298	3.13%; dated 06/30/17 - 05/15/19)
	$ 10,109		Investment in Joint Trading Account; Deutsche	636	636
Shipbuilding - 0.02%			Bank Repurchase Agreement; 0.15% dated
Huntington Ingalls Industries Inc (a)	1,690	70	03/31/11 maturing 04/01/11 (collateralized by
			Sovereign Agency Issues; $648,600; 0.80% -
Software - 3.63%			1.38%; dated 06/08/12 - 11/19/13)
Adobe Systems Inc (a)	17,613	584	Investment in Joint Trading Account; JP Morgan	1,113	1,113
Autodesk Inc (a)	7,966	351	Repurchase Agreement; 0.07% dated
BMC Software Inc (a)	6,216	309	03/31/11 maturing 04/01/11 (collateralized by
CA Inc	13,312	322	US Treasury Notes; $1,135,049; 0.38% -
Cerner Corp (a)	2,495	277	4.38%; dated 04/29/11 - 07/15/13)
Citrix Systems Inc (a)	6,529	480	Investment in Joint Trading Account; Merrill	2,703	2,702
Compuware Corp (a)	7,613	88	Lynch Repurchase Agreement; 0.05% dated
Dun & Bradstreet Corp	1,730	139	03/31/11 maturing 04/01/11 (collateralized by
Electronic Arts Inc (a)	11,634	227	Sovereign Agency Issues; $2,756,547; 0.00%
Fidelity National Information Services Inc	9,265	303	- 8.63%; dated 06/27/11 - 09/15/60)
Fiserv Inc (a)	5,083	319	Investment in Joint Trading Account; Morgan	954	954
Intuit Inc (a)	9,477	503	Stanley Repurchase Agreement; 0.05% dated
Microsoft Corp	257,315	6,525	03/31/11 maturing 04/01/11 (collateralized by
Novell Inc (a)	12,235	73	Sovereign Agency Issues; $972,899; 1.30% -
Oracle Corp	135,385	4,518	2.00%; dated 05/25/12 - 11/10/16)
Red Hat Inc (a)	6,715	305			$ 6,581
Salesforce.com Inc (a)	4,115	550	TOTAL REPURCHASE AGREEMENTS		$ 6,581
	$ 15,873		Total Investments		$ 431,566
Telecommunications - 5.12%			Other Assets in Excess of Liabilities, Net - 1.18%		$ 5,144
American Tower Corp (a)	13,837	717	TOTAL NET ASSETS - 100.00%		$ 436,710
AT&T Inc	205,718	6,295
CenturyLink Inc	10,635	442
Cisco Systems Inc	192,374	3,299	(a) Non-Income Producing Security
Corning Inc	54,487	1,124	(b)	Security or a portion of the security was pledged to cover margin
Frontier Communications Corp	34,583	284	requirements for futures contracts. At the end of the period, the value of
Harris Corp	4,452	221	these securities totaled $3,074 or 0.70% of net assets.
JDS Uniphase Corp (a)	7,803	163
Juniper Networks Inc (a)	18,615	783
MetroPCS Communications Inc (a)	9,184	149
Motorola Mobility Holdings Inc (a)	10,240	250	Unrealized Appreciation (Depreciation)
Motorola Solutions Inc (a)	11,718	524	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Qualcomm Inc	57,202	3,136
Qwest Communications International Inc	60,647	414	Unrealized Appreciation		$ 72,610
Sprint Nextel Corp (a)	104,063	483
			Unrealized Depreciation		(22,478)
Tellabs Inc	12,619	66	Net Unrealized Appreciation (Depreciation)		$ 50,132
Verizon Communications Inc	98,417	3,793	Cost for federal income tax purposes		$ 381,434
Windstream Corp	17,550	226	All dollar amounts are shown in thousands (000's)
	$ 22,369
Textiles - 0.03%			Portfolio Summary (unaudited)
Cintas Corp	4,399	133	Sector		Percent
			Consumer, Non-cyclical		19.59%
Toys, Games & Hobbies - 0.12%			Financial		16.49%
Hasbro Inc	4,769	223	Energy		12.89%
Mattel Inc	12,134	303	Technology		12.24%
	$ 526		Communications		11.03%
Transportation - 1.84%			Industrial		11.01%
CH Robinson Worldwide Inc	5,779	428	Consumer, Cyclical		7.88%
CSX Corp	12,889	1,013	Basic Materials		3.40%
Expeditors International of Washington Inc	7,384	370	Utilities		3.01%
FedEx Corp	10,963	1,026	Exchange Traded Funds		1.22%
Norfolk Southern Corp	12,393	859	Diversified		0.06%
Ryder System Inc	1,783	90	Other Assets in Excess of Liabilities, Net		1.18%
Union Pacific Corp	17,087	1,680	TOTAL NET ASSETS		100.00%
United Parcel Service Inc	34,352	2,553
	$ 8,019
TOTAL COMMON STOCKS	$ 424,985

See accompanying notes

79

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2011 (unaudited)

Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	96	$ 6,287	$ 6,341	$ 54
S&P 500; June 2011	Long	12	3,876	3,963	87
					$ 141
All dollar amounts are shown in thousands (000's)

See accompanying notes

80

Schedule of Investments
LargeCap Value Account
March 31, 2011 (unaudited)

COMMON STOCKS - 99.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.87%			Healthcare - Services (continued)
Altria Group Inc	75,406 $	1,963	UnitedHealth Group Inc	105,687 $	4,777
				$ 11,833
Automobile Manufacturers - 0.67%			Insurance - 6.47%
Navistar International Corp (a)	21,632	1,500	ACE Ltd	30,371	1,965
			Assurant Inc	51,596	1,987
Automobile Parts & Equipment - 1.05%			Berkshire Hathaway Inc - Class B (a)	37,974	3,176
TRW Automotive Holdings Corp (a)	42,743	2,354	MetLife Inc	57,476	2,571
			Protective Life Corp	82,790	2,198
Banks - 12.32%			Prudential Financial Inc	42,490	2,616
Bank of America Corp	81,399	1,085		$ 14,513
Capital One Financial Corp	64,768	3,365	Machinery - Diversified - 1.01%
East West Bancorp Inc	88,651	1,947	AGCO Corp (a)	41,281	2,269
Huntington Bancshares Inc/OH	261,476	1,736
JP Morgan Chase & Co	180,168	8,306	Media - 5.63%
KeyCorp	211,667	1,880	CBS Corp	126,817	3,175
M&T Bank Corp	27,323	2,417	Comcast Corp - Class A	192,737	4,764
US Bancorp	166,316	4,396	McGraw-Hill Cos Inc/The	62,807	2,475
Wells Fargo & Co	79,322	2,514	Viacom Inc	47,803	2,224
	$ 27,646			$ 12,638
Biotechnology - 1.21%			Metal Fabrication & Hardware - 0.91%
Amgen Inc (a)	50,996	2,726	Timken Co	39,204	2,050

Chemicals - 1.19%			Mining - 0.75%
EI du Pont de Nemours & Co	48,760	2,680	Freeport-McMoRan Copper & Gold Inc	30,145	1,675

Computers - 1.83%			Miscellaneous Manufacturing - 4.23%
Apple Inc (a)	5,501	1,917	Carlisle Cos Inc	4,108	183
Western Digital Corp (a)	58,920	2,197	General Electric Co (b)	352,575	7,069
	$ 4,114		Parker Hannifin Corp	23,600	2,235
Cosmetics & Personal Care - 1.10%				$ 9,487
Procter & Gamble Co	40,021	2,465	Oil & Gas - 10.34%
			Anadarko Petroleum Corp	20,739	1,699
Diversified Financial Services - 3.94%			Chevron Corp	96,407	10,357
Ameriprise Financial Inc	51,439	3,142	ConocoPhillips	51,711	4,130
Discover Financial Services	136,895	3,302	Exxon Mobil Corp	6,491	546
Raymond James Financial Inc	62,467	2,388	Hess Corp	22,907	1,952
	$ 8,832		Marathon Oil Corp	54,407	2,900
Electric - 2.84%			Pioneer Natural Resources Co	15,944	1,625
OGE Energy Corp	47,078	2,380		$ 23,209
Pinnacle West Capital Corp	47,266	2,023	Oil & Gas Services - 4.50%
PPL Corp	77,961	1,972	Baker Hughes Inc	54,695	4,016
	$ 6,375		National Oilwell Varco Inc	51,220	4,060
Electrical Components & Equipment - 0.61%			Oil States International Inc (a)	26,434	2,013
Hubbell Inc	19,397	1,378		$ 10,089
			Pharmaceuticals - 4.96%
Electronics - 2.05%			Bristol-Myers Squibb Co	119,495	3,158
Thermo Fisher Scientific Inc (a)	37,338	2,074	Cardinal Health Inc	41,798	1,719
Thomas & Betts Corp (a)	42,529	2,529	Endo Pharmaceuticals Holdings Inc (a)	59,689	2,278
	$ 4,603		Forest Laboratories Inc (a)	73,879	2,387
Food - 4.02%			Pfizer Inc	78,836	1,601
Corn Products International Inc	53,897	2,793		$ 11,143
Kroger Co/The	102,758	2,463	Pipelines - 0.89%
Smithfield Foods Inc (a)	63,473	1,527	Oneok Inc	29,962	2,004
Tyson Foods Inc	116,756	2,241
	$ 9,024		Real Estate - 1.13%
Forest Products & Paper - 0.88%			Jones Lang LaSalle Inc	25,367	2,530
International Paper Co	65,427	1,975
			REITS - 2.04%
Gas - 1.72%			Essex Property Trust Inc	15,547	1,928
Questar Corp	99,630	1,739	Host Hotels & Resorts Inc	149,945	2,640
UGI Corp	64,591	2,125		$ 4,568
	$ 3,864		Retail - 3.35%
Healthcare - Products - 0.77%			Signet Jewelers Ltd (a)	41,769	1,922
Johnson & Johnson	29,318	1,737	Walgreen Co	43,665	1,753
			Wal-Mart Stores Inc	73,786	3,840
Healthcare - Services - 5.27%				$ 7,515
Aetna Inc	76,012	2,845	Semiconductors - 1.50%
HCA Holdings Inc (a)	45,913	1,555	LSI Corp (a)	236,896	1,611
Humana Inc (a)	37,970	2,656	Micron Technology Inc (a)	154,105	1,766
				$ 3,377

See accompanying notes

81

Schedule of Investments
LargeCap Value Account
March 31, 2011 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	39.53%
Software - 1.72%			Consumer, Non-cyclical	18.20%
CA Inc	80,539 $	1,947
Oracle Corp	57,521	1,920	Energy	15.73%
			Communications	10.53%
		$ 3,867	Industrial	10.43%
Telecommunications - 4.90%			Utilities	5.39%
AT&T Inc	74,782	2,288	Consumer, Cyclical	5.07%
Motorola Solutions Inc (a)	31,853	1,424	Technology	5.05%
Qwest Communications International Inc	368,723	2,518	Basic Materials	2.82%
Verizon Communications Inc	123,731	4,769	Liabilities in Excess of Other Assets, Net	(12.75)%
		$ 10,999	TOTAL NET ASSETS	100.00%
Transportation - 1.62%
CSX Corp	46,336	3,642

Water - 0.83%
American Water Works Co Inc	66,299	1,860

TOTAL COMMON STOCKS		$ 222,504
	Maturity
	Amount
REPURCHASE AGREEMENTS - 13.63%	(000's)	Value (000's)
Banks - 13.63%
Investment in Joint Trading Account; Credit Suisse $	5,467	$ 5,468
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $5,576,778; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	2,955	2,955
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $3,014,474; 0.80%
- 1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	5,172	5,172
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $5,275,330; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	12,560	12,560
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $12,811,515;
0.00% - 8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	4,433	4,433
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $4,521,711; 1.30%
- 2.00%; dated 05/25/12 - 11/10/16)
		$ 30,588
TOTAL REPURCHASE AGREEMENTS		$ 30,588
Total Investments		$ 253,092
Liabilities in Excess of Other Assets, Net - (12.75)%		$ (28,628)
TOTAL NET ASSETS - 100.00%		$ 224,464

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,404 or 0.63% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 23,035
Unrealized Depreciation		(1,304)
Net Unrealized Appreciation (Depreciation)		$ 21,731
Cost for federal income tax purposes		$ 231,361
All dollar amounts are shown in thousands (000's)

See accompanying notes

82

Schedule of Investments
LargeCap Value Account
March 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	28 $	1,855	$ 1,849	$ (6)
					$ (6)
All dollar amounts are shown in thousands (000's)

See accompanying notes

83

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

COMMON STOCKS - 96.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Banks (continued)
Lamar Advertising Co (a)	783 $	29	SunTrust Banks Inc	5,113 $	148
Omnicom Group Inc	931	46	TCF Financial Corp	2,365	38
	$ 75		US Bancorp	21,516	569
Aerospace & Defense - 2.99%			Valley National Bancorp	2,601	36
BE Aerospace Inc (a)	1,561	55	Wells Fargo & Co	186,936	5,926
Boeing Co/The	14,139	1,045		$ 22,367
General Dynamics Corp	9,867	755	Beverages - 1.17%
Goodrich Corp	1,007	86	Brown-Forman Corp	438	30
L-3 Communications Holdings Inc	1,316	103	Coca-Cola Co/The	6,956	462
Lockheed Martin Corp	1,113	90	Coca-Cola Enterprises Inc	2,184	60
Northrop Grumman Corp	46,426	2,912	Constellation Brands Inc (a)	55,072	1,117
Raytheon Co	19,987	1,017	Dr Pepper Snapple Group Inc	2,624	97
Rockwell Collins Inc	1,249	81	Molson Coors Brewing Co	2,206	103
United Technologies Corp	1,342	114	PepsiCo Inc	8,911	574
	$ 6,258			$ 2,443
Agriculture - 2.53%			Biotechnology - 0.98%
Altria Group Inc	63,632	1,656	Amgen Inc (a)	11,072	592
Archer-Daniels-Midland Co	28,919	1,042	Biogen Idec Inc (a)	2,433	179
Bunge Ltd	15,139	1,095	Gilead Sciences Inc (a)	29,000	1,231
Lorillard Inc	2,103	200	Life Technologies Corp (a)	888	46
Philip Morris International Inc	18,029	1,183		$ 2,048
Reynolds American Inc	3,376	120	Chemicals - 2.63%
	$ 5,296		Ashland Inc	1,202	69
Airlines - 0.44%			Cabot Corp	1,090	50
Copa Holdings SA	184	10	CF Industries Holdings Inc	331	45
Delta Air Lines Inc (a)	81,300	797	Cytec Industries Inc	786	43
Southwest Airlines Co	7,462	94	Dow Chemical Co/The	92,835	3,505
United Continental Holdings Inc (a)	670	15	Eastman Chemical Co	961	95
	$ 916		EI du Pont de Nemours & Co	23,554	1,295
Apparel - 0.05%			FMC Corp	370	31
VF Corp	1,007	99	Huntsman Corp	3,157	55
			Intrepid Potash Inc (a)	768	27
Automobile Manufacturers - 0.76%			PPG Industries Inc	1,554	148
Ford Motor Co (a)	24,000	358	RPM International Inc	1,012	24
General Motors Co (a)	40,100	1,244	Sherwin-Williams Co/The	558	47
	$ 1,602		Sigma-Aldrich Corp	150	10
Automobile Parts & Equipment - 0.56%			Valspar Corp	1,494	58
Autoliv Inc	943	70		$ 5,502
BorgWarner Inc (a)	147	12	Coal - 0.15%
Federal-Mogul Corp (a)	228	6	Alpha Natural Resources Inc (a)	1,747	104
Johnson Controls Inc	649	27	Peabody Energy Corp	2,673	192
Lear Corp	21,162	1,034	Walter Energy Inc	185	25
TRW Automotive Holdings Corp (a)	372	20		$ 321
	$ 1,169		Commercial Services - 0.18%
Banks - 10.69%			Aaron's Inc	517	13
BancorpSouth Inc	1,388	21	Corrections Corp of America (a)	1,563	38
Bank of America Corp	168,430	2,245	Education Management Corp (a)	136	3
Bank of Hawaii Corp	497	24	Equifax Inc	2,120	82
Bank of New York Mellon Corp/The	12,195	364	FTI Consulting Inc (a)	151	6
BB&T Corp	22,318	613	H&R Block Inc	2,983	50
BOK Financial Corp	407	21	RR Donnelley & Sons Co	3,158	60
Capital One Financial Corp	6,085	316	Service Corp International/US	4,183	46
CIT Group Inc (a)	1,989	85	Total System Services Inc	2,548	46
Citigroup Inc (a)	576,334	2,547	Towers Watson & Co	603	34
City National Corp/CA	717	41		$ 378
Comerica Inc	9,200	338	Computers - 2.73%
Commerce Bancshares Inc	1,173	47	Brocade Communications Systems Inc (a)	7,178	44
Cullen/Frost Bankers Inc	861	51	Computer Sciences Corp	1,551	76
East West Bancorp Inc	2,549	56	Dell Inc (a)	195,700	2,839
Fifth Third Bancorp	10,393	144	Diebold Inc	856	30
First Citizens BancShares Inc/NC	85	17	Hewlett-Packard Co	37,800	1,549
Goldman Sachs Group Inc/The	5,148	816	IBM Corp	5,605	914
JP Morgan Chase & Co	124,164	5,724	Lexmark International Inc (a)	1,302	48
KeyCorp	9,919	88	Seagate Technology PLC	2,050	30
M&T Bank Corp	1,195	106	Synopsys Inc (a)	2,352	65
Morgan Stanley	45,875	1,253	Western Digital Corp (a)	2,957	110
PNC Financial Services Group Inc	5,907	372		$ 5,705
Popular Inc (a)	17,165	50	Consumer Products - 0.12%
Regions Financial Corp	11,883	86	Avery Dennison Corp	1,743	73
State Street Corp	5,008	225	Fortune Brands Inc	1,338	83

See accompanying notes

84

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	1,441 $	94	TE Connectivity Ltd	26,500 $	923
	$ 250		Tech Data Corp (a)	836	43
Cosmetics & Personal Care - 0.87%			Thermo Fisher Scientific Inc (a)	4,918	273
Alberto-Culver Co	1,074	40	Thomas & Betts Corp (a)	729	43
Colgate-Palmolive Co	1,337	108	Vishay Intertechnology Inc (a)	2,883	51
Procter & Gamble Co	27,041	1,666		$ 1,897
	$ 1,814		Engineering & Construction - 0.22%
Distribution & Wholesale - 0.07%			Aecom Technology Corp (a)	1,055	29
Genuine Parts Co	1,833	98	Chicago Bridge & Iron Co NV	931	38
Ingram Micro Inc (a)	2,471	52	Fluor Corp	1,939	143
	$ 150		Jacobs Engineering Group Inc (a)	824	42
Diversified Financial Services - 1.24%			KBR Inc	2,533	96
Ameriprise Financial Inc	10,058	614	McDermott International Inc (a)	745	19
BlackRock Inc	752	151	Shaw Group Inc/The (a)	616	22
CME Group Inc	875	264	URS Corp (a)	1,386	64
Discover Financial Services	6,666	161		$ 453
Federated Investors Inc	457	12	Entertainment - 0.01%
Franklin Resources Inc	7,600	951	Madison Square Garden Inc (a)	621	17
Invesco Ltd	3,998	102
Legg Mason Inc	2,511	91	Environmental Control - 0.16%
NASDAQ OMX Group Inc/The (a)	2,043	53	Republic Services Inc	3,792	114
NYSE Euronext	3,526	124	Waste Connections Inc	406	12
Raymond James Financial Inc	1,652	63	Waste Management Inc	5,493	205
	$ 2,586			$ 331
Electric - 3.72%			Food - 2.29%
AES Corp/The (a)	6,690	87	Campbell Soup Co	1,266	42
Alliant Energy Corp	1,842	72	ConAgra Foods Inc	5,386	128
Ameren Corp	3,967	111	Corn Products International Inc	1,241	64
American Electric Power Co Inc	31,729	1,115	General Mills Inc	3,493	128
CMS Energy Corp	3,781	74	Hershey Co/The	1,070	58
Consolidated Edison Inc	3,205	163	HJ Heinz Co	2,566	125
Dominion Resources Inc/VA	26,593	1,189	Hormel Foods Corp	2,230	62
DPL Inc	1,990	55	JM Smucker Co/The	1,583	113
DTE Energy Co	19,014	931	Kellogg Co	434	23
Duke Energy Corp	14,840	269	Kraft Foods Inc	16,030	503
Edison International	25,068	917	Kroger Co/The	74,231	1,780
Entergy Corp	1,893	127	McCormick & Co Inc/MD	1,104	53
Exelon Corp	7,489	309	Safeway Inc	5,226	123
FirstEnergy Corp	4,739	176	Smithfield Foods Inc (a)	43,400	1,044
Great Plains Energy Inc	2,244	45	Sysco Corp	16,369	453
Hawaiian Electric Industries Inc	1,552	38	Tyson Foods Inc	4,998	96
Integrys Energy Group Inc	1,244	63		$ 4,795
NextEra Energy Inc	4,686	258	Forest Products & Paper - 0.09%
Northeast Utilities	2,945	102	Domtar Corp	706	65
NSTAR	1,840	85	International Paper Co	1,491	45
NV Energy Inc	3,932	59	MeadWestvaco Corp	2,852	86
OGE Energy Corp	1,599	81		$ 196
Pepco Holdings Inc	3,624	68	Gas - 0.74%
PG&E Corp	4,490	198	AGL Resources Inc	1,286	51
Pinnacle West Capital Corp	1,807	77	Atmos Energy Corp	1,551	53
PPL Corp	4,822	122	Energen Corp	1,196	75
Progress Energy Inc	3,336	154	NiSource Inc	4,586	88
Public Service Enterprise Group Inc	5,721	180	Questar Corp	2,782	49
SCANA Corp	1,879	74	Sempra Energy	20,206	1,081
Southern Co	9,317	355	Southern Union Co	2,084	60
TECO Energy Inc	3,564	67	UGI Corp	1,764	58
Westar Energy Inc	1,795	47	Vectren Corp	1,358	37
Xcel Energy Inc	5,223	125		$ 1,552
	$ 7,793		Hand & Machine Tools - 0.09%
Electrical Components & Equipment - 0.08%			Snap-On Inc	979	59
Energizer Holdings Inc (a)	1,172	83	Stanley Black & Decker Inc	1,604	123
General Cable Corp (a)	576	25		$ 182
Hubbell Inc	559	40	Healthcare - Products - 3.82%
Sunpower Corp - Class A (a)	1,024	18	Boston Scientific Corp (a)	15,246	110
	$ 166		Cooper Cos Inc/The	583	40
Electronics - 0.91%			Covidien PLC	17,672	918
Avnet Inc (a)	2,572	88	Hill-Rom Holdings Inc	118	4
AVX Corp	624	9	Johnson & Johnson	112,244	6,650
Garmin Ltd	12,966	439	Kinetic Concepts Inc (a)	949	52
PerkinElmer Inc	1,070	28	Medtronic Inc	2,543	100

See accompanying notes

85

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Internet (continued)
Zimmer Holdings Inc (a)	2,028 $	123	eBay Inc (a)	8,194 $	254
	$ 7,997		Expedia Inc	2,019	46
Healthcare - Services - 1.51%			Liberty Media Corp - Interactive (a)	6,687	107
Aetna Inc	4,845	181	Symantec Corp (a)	8,324	154
CIGNA Corp	3,315	147	Yahoo! Inc (a)	7,520	125
Community Health Systems Inc (a)	501	20		$ 722
Health Net Inc (a)	19,031	623	Investment Companies - 0.03%
Humana Inc (a)	2,039	143	Ares Capital Corp	3,209	54
Quest Diagnostics Inc	309	18
Tenet Healthcare Corp (a)	2,319	17	Iron & Steel - 0.50%
UnitedHealth Group Inc	13,133	594	Nucor Corp	1,803	83
WellPoint Inc	20,290	1,415	Reliance Steel & Aluminum Co	6,906	399
	$ 3,158		Schnitzer Steel Industries Inc	290	19
Holding Companies - Diversified - 0.06%			Steel Dynamics Inc	29,607	556
Leucadia National Corp	3,358	126		$ 1,057
			Leisure Products & Services - 0.20%
Home Builders - 0.34%			Carnival Corp	2,737	105
NVR Inc (a)	950	718	Royal Caribbean Cruises Ltd (a)	7,800	322
				$ 427
Home Furnishings - 0.04%			Lodging - 0.05%
Harman International Industries Inc	627	30	Choice Hotels International Inc	352	14
Whirlpool Corp	683	58	Wyndham Worldwide Corp	3,013	96
	$ 88			$ 110
Housewares - 0.04%			Machinery - Diversified - 0.32%
Newell Rubbermaid Inc	4,834	92	AGCO Corp (a)	1,576	87
			CNH Global NV (a)	342	16
Insurance - 5.70%			Deere & Co	5,254	509
ACE Ltd	18,323	1,186	IDEX Corp	177	8
Aflac Inc	17,671	933	Wabtec Corp/DE	697	47
Allied World Assurance Co Holdings Ltd	692	43		$ 667
Allstate Corp/The	20,009	636	Media - 7.31%
American Financial Group Inc/OH	1,432	50	Cablevision Systems Corp	2,665	92
American International Group Inc (a)	2,083	73	CBS Corp	25,405	636
Aon Corp	3,303	175	Comcast Corp - Class A	169,253	4,184
Arch Capital Group Ltd (a)	759	75	DIRECTV (a)	26,300	1,231
Arthur J Gallagher & Co	1,301	40	Discovery Communications Inc - A Shares (a)	1,281	51
Aspen Insurance Holdings Ltd	1,381	38	DISH Network Corp (a)	3,046	74
Assurant Inc	1,872	72	Gannett Co Inc	43,773	667
Axis Capital Holdings Ltd	1,367	48	Liberty Global Inc - A Shares (a)	2,487	103
Berkshire Hathaway Inc - Class B (a)	22,306	1,865	Liberty Media Corp - Capital Series A (a)	1,194	88
Brown & Brown Inc	853	22	Liberty Media Corp - Starz (a)	806	63
Chubb Corp	4,064	249	McGraw-Hill Cos Inc/The	1,574	62
Cincinnati Financial Corp	2,405	79	Meredith Corp	310	11
Endurance Specialty Holdings Ltd	684	33	New York Times Co/The (a)	2,269	21
Erie Indemnity Co	127	9	News Corp - Class A	88,714	1,558
Everest Re Group Ltd	986	87	Thomson Reuters Corp	2,486	98
Fidelity National Financial Inc	3,824	54	Time Warner Cable Inc	37,544	2,678
Hartford Financial Services Group Inc	4,986	134	Time Warner Inc	19,934	711
HCC Insurance Holdings Inc	1,869	59	Viacom Inc	22,523	1,048
Lincoln National Corp	4,032	121	Walt Disney Co/The	43,701	1,883
Loews Corp	3,165	136	Washington Post Co/The	94	41
Marsh & McLennan Cos Inc	703	21		$ 15,300
MetLife Inc	36,472	1,632	Metal Fabrication & Hardware - 0.30%
PartnerRe Ltd	1,310	104	Commercial Metals Co	34,800	601
Progressive Corp/The	8,274	175	Timken Co	372	19
Protective Life Corp	1,426	38		$ 620
Prudential Financial Inc	6,186	381	Mining - 0.39%
Reinsurance Group of America Inc	1,224	77	Alcoa Inc	46,171	815
RenaissanceRe Holdings Ltd	870	60
StanCorp Financial Group Inc	817	38	Miscellaneous Manufacturing - 4.45%
Symetra Financial Corp	366	5	Aptargroup Inc	1,128	56
Torchmark Corp	1,382	92	Crane Co	797	39
Transatlantic Holdings Inc	1,076	52	Danaher Corp	638	33
Travelers Cos Inc/The	46,995	2,795	Dover Corp	1,109	73
Unitrin Inc	852	26	Eaton Corp	2,860	159
Unum Group	4,079	107	General Electric Co	167,570	3,360
Validus Holdings Ltd	1,176	39	Honeywell International Inc	15,918	950
WR Berkley Corp	2,014	65	Ingersoll-Rand PLC	55,537	2,683
	$ 11,924		ITT Corp	17,750	1,066
Internet - 0.34%			Leggett & Platt Inc	1,008	25
AOL Inc (a)	1,813	36

See accompanying notes

86

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Parker Hannifin Corp	5,405 $	511	Mylan Inc/PA (a)	1,186 $	27
Pentair Inc	815	31	Pfizer Inc	351,035	7,130
SPX Corp	692	55	Teva Pharmaceutical Industries Ltd ADR	18,300	918
Textron Inc	2,284	63	Watson Pharmaceuticals Inc (a)	1,828	102
Tyco International Ltd	4,557	204		$ 15,336
	$ 9,308		Pipelines - 0.26%
Office & Business Equipment - 0.31%			El Paso Corp	6,594	119
Pitney Bowes Inc	932	24	Oneok Inc	1,771	118
Xerox Corp	58,510	623	Spectra Energy Corp	6,515	177
	$ 647		Williams Cos Inc	3,973	124
Oil & Gas - 12.91%				$ 538
Anadarko Petroleum Corp	15,984	1,309	Real Estate - 0.02%
Apache Corp	11,584	1,517	Forest City Enterprises Inc (a)	2,122	40
Atwood Oceanics Inc (a)	712	33
Chesapeake Energy Corp	7,328	246	REITS - 1.38%
Chevron Corp	30,435	3,270	Alexandria Real Estate Equities Inc	917	72
ConocoPhillips	33,963	2,713	AMB Property Corp	2,539	91
Denbury Resources Inc (a)	4,615	113	Annaly Capital Management Inc	8,981	157
Devon Energy Corp	40,131	3,683	Apartment Investment & Management Co	932	24
Ensco PLC ADR	20,800	1,203	AvalonBay Communities Inc	945	113
EQT Corp	19,000	948	Boston Properties Inc	1,579	150
Exxon Mobil Corp	15,743	1,324	Brandywine Realty Trust	2,142	26
Frontier Oil Corp	1,823	53	Camden Property Trust	1,111	63
Helmerich & Payne Inc	1,520	104	CommonWealth REIT	1,206	31
Hess Corp	10,800	921	Digital Realty Trust Inc	78	5
Marathon Oil Corp	68,073	3,628	Douglas Emmett Inc	2,106	40
Murphy Oil Corp	1,940	142	Equity Residential	3,017	170
Nabors Industries Ltd (a)	23,153	704	Essex Property Trust Inc	310	38
Newfield Exploration Co (a)	12,523	952	Federal Realty Investment Trust	372	30
Nexen Inc	34,600	862	HCP Inc	4,206	160
Noble Energy Inc	1,746	169	Health Care REIT Inc	1,474	77
Occidental Petroleum Corp	16,439	1,718	Hospitality Properties Trust	2,035	47
Patterson-UTI Energy Inc	2,499	73	Host Hotels & Resorts Inc	7,441	131
Pioneer Natural Resources Co	1,158	118	Kimco Realty Corp	6,989	128
Rowan Cos Inc (a)	1,674	74	Liberty Property Trust	1,861	61
SM Energy Co	336	25	Macerich Co/The	2,160	107
Sunoco Inc	2,018	92	Mack-Cali Realty Corp	1,321	45
Tesoro Corp (a)	25,753	691	Nationwide Health Properties Inc	2,006	85
Unit Corp (a)	680	42	Piedmont Office Realty Trust Inc	768	15
Valero Energy Corp	6,494	194	Public Storage Inc	215	24
Whiting Petroleum Corp (a)	1,094	80	Rayonier Inc	944	59
	$ 27,001		Realty Income Corp	1,853	65
Oil & Gas Services - 0.49%			Regency Centers Corp	1,299	57
Baker Hughes Inc	3,506	257	Senior Housing Properties Trust	2,109	49
National Oilwell Varco Inc	4,887	387	Simon Property Group Inc	994	107
Oil States International Inc (a)	826	63	SL Green Realty Corp	1,280	96
Schlumberger Ltd	1,726	161	Taubman Centers Inc	885	47
Superior Energy Services Inc (a)	1,235	51	UDR Inc	2,844	69
Weatherford International Ltd (a)	5,047	114	Ventas Inc	1,912	104
	$ 1,033		Vornado Realty Trust	1,674	146
Packaging & Containers - 0.19%			Weingarten Realty Investors	2,012	50
Ball Corp	2,442	88	Weyerhaeuser Co	6,064	149
Bemis Co Inc	1,800	59		$ 2,888
Greif Inc	553	36	Retail - 3.42%
Packaging Corp of America	1,727	50	Abercrombie & Fitch Co	346	20
Sealed Air Corp	2,643	70	American Eagle Outfitters Inc	2,424	39
Sonoco Products Co	1,663	60	Brinker International Inc	221	6
Temple-Inland Inc	1,367	32	CVS Caremark Corp	39,054	1,340
	$ 395		Foot Locker Inc	2,488	49
Pharmaceuticals - 7.33%			GameStop Corp (a)	2,559	58
Abbott Laboratories	19,000	932	Gap Inc/The	60,180	1,363
AstraZeneca PLC ADR	60,600	2,795	Kohl's Corp	12,837	681
Bristol-Myers Squibb Co	36,727	971	Lowe's Cos Inc	61,444	1,624
Cardinal Health Inc	2,744	113	Macy's Inc	4,257	103
Cephalon Inc (a)	1,215	92	Office Depot Inc (a)	67,100	311
Eli Lilly & Co	9,383	330	Signet Jewelers Ltd (a)	1,420	65
Endo Pharmaceuticals Holdings Inc (a)	1,950	74	Walgreen Co	1,458	59
Forest Laboratories Inc (a)	3,421	111	Wal-Mart Stores Inc	27,579	1,435
McKesson Corp	1,435	113		$ 7,153
Mead Johnson Nutrition Co	2,345	136	Savings & Loans - 0.15%
Merck & Co Inc	45,206	1,492	First Niagara Financial Group Inc	3,474	47

See accompanying notes

87

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Savings & Loans (continued)				Amount
Hudson City Bancorp Inc	7,250 $	70	REPURCHASE AGREEMENTS - 1.03%	(000's)	Value (000's)
New York Community Bancorp Inc	4,916	85	Banks - 1.03%
People's United Financial Inc	6,226	78	Investment in Joint Trading Account; Credit Suisse $	385	$ 385
Washington Federal Inc	1,873	33	Repurchase Agreement; 0.12% dated
	$ 313		03/31/11 maturing 04/01/11 (collateralized by
Semiconductors - 0.77%			US Treasury Notes; $393,158; 2.50% -
Advanced Micro Devices Inc (a)	5,991	51	3.13%; dated 06/30/17 - 05/15/19)
Atmel Corp (a)	805	11	Investment in Joint Trading Account; Deutsche	208	209
Fairchild Semiconductor International Inc (a)	2,063	38	Bank Repurchase Agreement; 0.15% dated
Intel Corp	41,950	846	03/31/11 maturing 04/01/11 (collateralized by
Intersil Corp	1,402	17	Sovereign Agency Issues; $212,517; 0.80% -
KLA-Tencor Corp	2,770	131	1.38%; dated 06/08/12 - 11/19/13)
LSI Corp (a)	10,818	74	Investment in Joint Trading Account; JP Morgan	365	364
MEMC Electronic Materials Inc (a)	2,284	30	Repurchase Agreement; 0.07% dated
Micron Technology Inc (a)	9,514	109	03/31/11 maturing 04/01/11 (collateralized by
National Semiconductor Corp	362	5	US Treasury Notes; $371,905; 0.38% -
Novellus Systems Inc (a)	181	7	4.38%; dated 04/29/11 - 07/15/13)
PMC - Sierra Inc (a)	3,707	28	Investment in Joint Trading Account; Merrill	885	885
Texas Instruments Inc	7,393	255	Lynch Repurchase Agreement; 0.05% dated
	$ 1,602		03/31/11 maturing 04/01/11 (collateralized by
Shipbuilding - 0.15%			Sovereign Agency Issues; $903,200; 0.00% -
Huntington Ingalls Industries Inc (a)	7,738	321	8.63%; dated 06/27/11 - 09/15/60)
			Investment in Joint Trading Account; Morgan	313	313
Software - 1.13%			Stanley Repurchase Agreement; 0.05% dated
Activision Blizzard Inc	6,300	69	03/31/11 maturing 04/01/11 (collateralized by
CA Inc	1,119	27	Sovereign Agency Issues; $318,776; 1.30% -
Compuware Corp (a)	1,589	18	2.00%; dated 05/25/12 - 11/10/16)
Fidelity National Information Services Inc	2,627	86			$ 2,156
Fiserv Inc (a)	840	53	TOTAL REPURCHASE AGREEMENTS		$ 2,156
Microsoft Corp	64,932	1,646	Total Investments		$ 203,844
Oracle Corp	14,043	469	Other Assets in Excess of Liabilities, Net - 2.57%		$ 5,372
	$ 2,368		TOTAL NET ASSETS - 100.00%		$ 209,216
Telecommunications - 4.82%
Amdocs Ltd (a)	2,488	72
AT&T Inc	176,898	5,413	(a) Non-Income Producing Security
CenturyLink Inc	20,203	840
Corning Inc	36,368	750
EchoStar Holding Corp (a)	639	24	Unrealized Appreciation (Depreciation)
Motorola Mobility Holdings Inc (a)	2,900	71	The net federal income tax unrealized appreciation (depreciation) and federal tax
Motorola Solutions Inc (a)	30,531	1,365	cost of investments held as of the period end were as follows:
Qwest Communications International Inc	20,680	141
Sprint Nextel Corp (a)	29,212	136	Unrealized Appreciation		$ 27,752
Tellabs Inc	6,592	34	Unrealized Depreciation		(3,052)
Verizon Communications Inc	28,213	1,087	Net Unrealized Appreciation (Depreciation)		$ 24,700
Virgin Media Inc	3,294	91	Cost for federal income tax purposes		$ 179,144
Windstream Corp	4,707	61	All dollar amounts are shown in thousands (000's)
	$ 10,085
Textiles - 0.03%			Portfolio Summary (unaudited)
Cintas Corp	2,157	65	Sector		Percent
			Consumer, Non-cyclical		20.80%
Toys, Games & Hobbies - 0.03%			Financial		20.24%
Mattel Inc	2,565	64	Energy		13.80%
			Communications		12.51%
Transportation - 1.03%			Industrial		10.89%
CSX Corp	3,914	308	Consumer, Cyclical		6.05%
FedEx Corp	1,119	105	Technology		4.94%
Kirby Corp (a)	836	48	Utilities		4.53%
Norfolk Southern Corp	4,207	291	Basic Materials		3.61%
Union Pacific Corp	14,294	1,405	Diversified		0.06%
	$ 2,157		Other Assets in Excess of Liabilities, Net		2.57%
Water - 0.07%			TOTAL NET ASSETS		100.00%
American Water Works Co Inc	3,010	84
Aqua America Inc	2,360	54
	$ 138
TOTAL COMMON STOCKS	$ 201,688

See accompanying notes

88

Schedule of Investments
LargeCap Value Account III
March 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2011	Long	120	$ 7,953	$ 7,926	$ (27)
					$ (27)
All dollar amounts are shown in thousands (000's)

See accompanying notes

89

Schedule of Investments
MidCap Blend Account
March 31, 2011 (unaudited)

COMMON STOCKS - 99.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.24%			Holding Companies - Diversified - 1.59%
Lamar Advertising Co (a)	38,584 $	1,425	Leucadia National Corp	253,956 $	9,534

Aerospace & Defense - 0.59%			Insurance - 11.36%
Alliant Techsystems Inc	49,493	3,498	Alleghany Corp (a)	5,543	1,835
			Aon Corp	141,409	7,489
Banks - 2.01%			Brown & Brown Inc	240,240	6,198
CIT Group Inc (a)	160,692	6,837	Everest Re Group Ltd	63,914	5,636
M&T Bank Corp	58,391	5,166	Fairfax Financial Holdings Ltd	8,100	3,062
	$ 12,003		Fidelity National Financial Inc	43,048	608
Beverages - 0.98%			First American Financial Corp	17,866	295
Molson Coors Brewing Co	125,395	5,880	Loews Corp	369,184	15,908
			Markel Corp (a)	30,481	12,633
Commercial Services - 7.18%			Marsh & McLennan Cos Inc	157,610	4,698
CoreLogic Inc (a)	28,206	522	Progressive Corp/The	212,297	4,486
Iron Mountain Inc	615,867	19,234	White Mountains Insurance Group Ltd	14,067	5,123
Live Nation Entertainment Inc (a)	179,018	1,790		$ 67,971
Mastercard Inc	29,800	7,501	Internet - 0.96%
SAIC Inc (a)	500,898	8,475	Liberty Media Corp - Interactive (a)	357,830	5,740
Western Union Co/The	260,511	5,411
	$ 42,933		Investment Companies - 0.19%
Consumer Products - 1.55%			RHJ International (a),(b)	137,115	1,152
Clorox Co	132,173	9,261
			Media - 10.33%
Distribution & Wholesale - 0.31%			Discovery Communications Inc - A Shares (a)	12,393	495
Fastenal Co	28,771	1,865	Discovery Communications Inc - C Shares (a)	289,184	10,182
			DISH Network Corp (a)	532,404	12,969
Diversified Financial Services - 2.77%			Liberty Global Inc - A Shares (a)	259,299	10,738
Ameriprise Financial Inc	84,243	5,146	Liberty Global Inc - B Shares (a)	74,962	2,998
BlackRock Inc	37,163	7,470	Liberty Media Corp - Capital Series A (a)	280,263	20,647
CME Group Inc	11,710	3,531	Liberty Media Corp - Starz (a)	48,408	3,756
LPL Investment Holdings Inc (a)	12,505	448		$ 61,785
	$ 16,595		Mining - 4.75%
Electric - 2.23%			Franco-Nevada Corp	343,821	12,622
AES Corp/The (a)	257,881	3,353	Newmont Mining Corp	189,376	10,336
Brookfield Infrastructure Partners LP	80,773	1,795	Royal Gold Inc	104,378	5,469
Calpine Corp (a)	268,382	4,259		$ 28,427
FirstEnergy Corp	105,395	3,909	Miscellaneous Manufacturing - 0.93%
	$ 13,316		Tyco International Ltd	124,373	5,568
Electronics - 1.50%
Gentex Corp	296,547	8,971	Oil & Gas - 6.46%
			Cimarex Energy Co	48,937	5,640
Energy - Alternate Sources - 1.74%			Denbury Resources Inc (a)	234,209	5,715
Covanta Holding Corp	610,788	10,432	EOG Resources Inc	124,364	14,738
			EQT Corp	174,925	8,729
Entertainment - 1.17%			Nabors Industries Ltd (a)	124,930	3,795
Ascent Media Corp (a)	60,939	2,977		$ 38,617
International Game Technology	249,069	4,042	Oil & Gas Services - 0.28%
	$ 7,019		Weatherford International Ltd (a)	73,720	1,666
Food - 1.77%
Kellogg Co	86,879	4,690	Pharmaceuticals - 2.77%
Sysco Corp	211,776	5,866	Mead Johnson Nutrition Co	88,888	5,149
	$ 10,556		Valeant Pharmaceuticals International Inc	229,392	11,426
Gas - 1.37%				$ 16,575
National Fuel Gas Co	64,410	4,766	Pipelines - 1.97%
Questar Corp	197,073	3,439	Williams Cos Inc	377,256	11,763
	$ 8,205
Healthcare - Products - 4.06%			Private Equity - 1.49%
Becton Dickinson and Co	74,016	5,893	Onex Corp	254,971	8,939
Covidien PLC	96,132	4,993
CR Bard Inc	28,101	2,791	Real Estate - 2.93%
DENTSPLY International Inc	164,498	6,085	Brookfield Asset Management Inc	362,033	11,752
St Jude Medical Inc	88,204	4,521	Forest City Enterprises Inc (a)	244,919	4,612
	$ 24,283		Howard Hughes Corp/The (a)	16,681	1,178
Healthcare - Services - 4.79%				$ 17,542
Coventry Health Care Inc (a)	167,019	5,326	REITS - 1.28%
Laboratory Corp of America Holdings (a)	144,547	13,317	General Growth Properties Inc	493,320	7,637
Lincare Holdings Inc	176,636	5,239
Quest Diagnostics Inc	82,468	4,760	Retail - 7.24%
	$ 28,642		AutoZone Inc (a)	17,278	4,727
			Copart Inc (a)	113,109	4,901

See accompanying notes

90

Schedule of Investments
MidCap Blend Account
March 31, 2011 (unaudited)

			(b) Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
COMMON STOCKS (continued)		Shares Held Value (000's)	these securities totaled $1,152 or 0.19% of net assets.
Retail (continued)
O'Reilly Automotive Inc (a)	319,370 $	18,351
TJX Cos Inc	209,693	10,428
Yum! Brands Inc	95,586	4,911	Unrealized Appreciation (Depreciation)
		$ 43,318	The net federal income tax unrealized appreciation (depreciation) and federal tax
Savings & Loans - 0.17%			cost of investments held as of the period end were as follows:
BankUnited Inc	34,687	996
			Unrealized Appreciation	$ 136,783
Semiconductors - 1.01%			Unrealized Depreciation	(17,579)
Microchip Technology Inc	158,734	6,033	Net Unrealized Appreciation (Depreciation)	$ 119,204
			Cost for federal income tax purposes	$ 479,650
Software - 5.67%			All dollar amounts are shown in thousands (000's)
Broadridge Financial Solutions Inc	150,588	3,417
Dun & Bradstreet Corp	89,087	7,148	Portfolio Summary (unaudited)
Fidelity National Information Services Inc	225,278	7,364	Sector	Percent
Intuit Inc (a)	145,579	7,730	Consumer, Non-cyclical	23.09%
Microsoft Corp	326,476	8,280	Financial	22.49%
		$ 33,939	Communications	14.31%
Telecommunications - 2.78%			Energy	10.45%
American Tower Corp (a)	93,750	4,858	Consumer, Cyclical	10.05%
EchoStar Holding Corp (a)	167,806	6,351	Technology	6.68%
Telephone & Data Systems Inc	4,914	166	Basic Materials	4.75%
Telephone & Data Systems Inc - Special Shares	177,297	5,234	Utilities	3.60%
		$ 16,609	Industrial	3.10%
Textiles - 1.33%			Diversified	1.59%
Cintas Corp	158,493	4,798	Liabilities in Excess of Other Assets, Net	(0.11)%
Mohawk Industries Inc (a)	51,255	3,134	TOTAL NET ASSETS	100.00%
		$ 7,932
Transportation - 0.08%
Heartland Express Inc	27,847	489

TOTAL COMMON STOCKS		$ 597,116
Maturity
	Amount
REPURCHASE AGREEMENTS - 0.29%	(000's)	Value (000's)
Banks - 0.29%
Investment in Joint Trading Account; Credit Suisse $	311	$ 310
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $316,944; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	168	168
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $171,320; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	294	294
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $299,811; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	714	714
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $728,113; 0.00% -
8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	252	252
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $256,981; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 1,738
TOTAL REPURCHASE AGREEMENTS		$ 1,738
Total Investments		$ 598,854
Liabilities in Excess of Other Assets, Net - (0.11)%		$ (688)
TOTAL NET ASSETS - 100.00%		$ 598,166

(a) Non-Income Producing Security

See accompanying notes

91

Schedule of Investments
Money Market Account
March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 2.88%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.88%				Amount
BlackRock Liquidity Funds TempFund Portfolio	5,180,000 $	5,180	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	3,600,000	3,600	Colorado (continued)
		$ 8,780	Sheridan Redevelopment Agency
TOTAL INVESTMENT COMPANIES		$ 8,780	0.70%, 04/07/2011	$ 700	$ 700
	Principal				$ 2,700
	Amount		Connecticut - 0.79%
BONDS - 5.33%	(000's)	Value (000's)	Connecticut Housing Finance Authority GO OF
Automobile Asset Backed Securities - 1.93%			AUTH
Ally Auto Receivables Trust			0.23%, 04/07/2011	2,400	2,400
0.34%, 11/15/2011(a)	$ 554	$ 554
AmeriCredit Automobile Receivables Trust			Illinois - 0.23%
0.32%, 02/08/2012	781	782	Memorial Health System/IL
CarMax Auto Owner Trust			0.26%, 04/07/2011	700	700
0.33%, 03/15/2012(a)	1,400	1,400
Ford Credit Auto Lease Trust			Indiana - 0.13%
0.38%, 11/15/2011(b)	380	380	Ball State University Foundation Inc
Honda Auto Receivables Owner Trust			0.26%, 04/01/2011	400	400
0.32%, 03/15/2012(a)	1,606	1,606
Hyundai Auto Receivables Trust			Iowa - 0.43%
0.37%, 09/15/2011	112	112	Iowa Finance Authority GNMA/FNMA GO OF
Nissan Auto Receivables Owner Trust			AUTH
0.36%, 10/17/2011(a)	443	443	0.25%, 04/07/2011	1,300	1,300
Santander Consumer Acquired Receivables Trust
0.36%, 01/17/2012(b)	563	563	Massachusetts - 0.26%
Toyota Auto Receivables Owner Trust			Massachusetts Health & Educational Facilities
0.56%, 07/15/2011	47	47	Authority
		$ 5,887	0.26%, 04/07/2011	800	800
Banks - 0.66%
JP Morgan Chase Bank NA			Michigan - 0.16%
0.29%, 04/20/2012(a)	2,000	2,000	Calvin College
			0.27%, 04/07/2011	500	500
Diversified Financial Services - 0.66%
MetLife			Mississippi - 0.66%
0.66%, 08/16/2011(a),(c)	2,000	2,000	Mississippi Business Finance Corp
			0.29%, 04/07/2011	2,000	2,000
Insurance - 0.66%
New York Life Insurance Co			New Mexico - 1.20%
0.33%, 07/28/2011(a),(c)	2,000	2,000	City of Albuquerque NM
			0.26%, 04/07/2011	1,450	1,450
Other Asset Backed Securities - 0.70%			City of Las Cruces NM
CNH Equipment Trust			0.26%, 04/07/2011	1,000	1,000
0.43%, 12/09/2011	914	914	Village of Los Lunas NM
GE Equipment Midticket LLC			0.26%, 04/07/2011	1,200	1,200
0.35%, 09/14/2011(b)	156	156			$ 3,650
Macquarie Equipment Funding Trust			New York - 3.81%
0.43%, 03/20/2012(a),(b)	1,075	1,075	Housing Development Corp/NY
		$ 2,145	0.26%, 04/07/2011	835	835
Pharmaceuticals - 0.72%			0.27%, 04/07/2011	2,200	2,200
Sanofi-Aventis SA			Housing Development Corp/NY FANNIE MAE
0.36%, 03/28/2012(a)	2,200	2,200	0.24%, 04/07/2011	2,350	2,350
			Housing Development Corp/NY FREDDIE MAC
TOTAL BONDS		$ 16,232	0.24%, 04/07/2011	1,175	1,175
	Principal		New York State Housing Finance
	Amount		Agency FANNIE MAE
MUNICIPAL BONDS - 12.76%	(000's)	Value (000's)	0.25%, 04/07/2011	900	900
California - 1.45%			0.26%, 04/07/2011	1,700	1,700
California Statewide Communities Development			0.27%, 04/07/2011	1,560	1,560
Authority FANNIE MAE			New York State Housing Finance
0.30%, 04/07/2011	$ 750	$ 750	Agency FREDDIE MAC
San Jose Redevelopment Agency			0.25%, 04/07/2011	900	900
0.26%, 04/07/2011	785	785			$ 11,620
Santa Rosa Rancheria Tachi Yokut Tribe			North Carolina - 0.16%
Enterprise			Rowan County Industrial Facilities & Pollution
0.28%, 04/07/2011	2,855	2,855	Control Financing Authority
		$ 4,390	0.36%, 04/07/2011	490	490
Colorado - 0.89%
City of Colorado Springs CO			Ohio - 0.44%
0.26%, 04/07/2011	2,000	2,000	City of Cleveland OH
			0.26%, 04/07/2011	330	330

See accompanying notes

92

Schedule of Investments
Money Market Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Ohio (continued)			Banks (continued)
State of Ohio			Bank of Nova Scotia/New York
0.26%, 04/07/2011	$ 1,000	$ 1,000	0.27%, 04/01/2011	$ 2,200	$ 2,200
		$ 1,330	0.31%, 08/08/2011	2,200	2,197
Pennsylvania - 0.79%			0.32%, 07/25/2011	2,100	2,098
City of Reading PA			Barclays Bank PLC
0.26%, 04/07/2011	600	600	0.30%, 06/15/2011(b),(d)	2,000	1,999
Luzerne County Industrial Development			Barclays US Funding Corp
Authority			0.10%, 04/01/2011	1,800	1,800
0.36%, 04/07/2011	1,040	1,040	BPCE SA
Montgomery County Industrial Development			0.38%, 04/08/2011(b),(d)	2,000	2,000
Authority/PA			Commonwealth Bank of Australia
0.38%, 04/07/2011	750	750	0.35%, 06/14/2011(b),(d)	2,000	1,999
		$ 2,390	Credit Suisse/New York NY
Rhode Island - 0.62%			0.34%, 06/15/2011	2,100	2,098
Rhode Island Student Loan Authority GTD STD			0.37%, 07/11/2011	1,200	1,199
LNS			Deutsche Bank Financial LLC
0.23%, 04/07/2011	1,900	1,900	0.50%, 06/10/2011	2,400	2,398
			DnB NOR Bank ASA
Texas - 0.33%			0.39%, 09/07/2011(b),(d)	2,000	1,997
South Central Texas Industrial Development Corp			0.40%, 08/22/2011(b),(d)	2,000	1,997
0.26%, 04/07/2011	1,000	1,000	Intesa Funding LLC
			0.36%, 04/01/2011	3,300	3,300
Washington - 0.41%			0.39%, 04/14/2011	1,500	1,500
Washington State Housing Finance Commission			0.46%, 05/26/2011	2,000	1,999
0.33%, 04/07/2011	800	800	Kreditanstalt fuer Wiederaufbau
0.39%, 04/07/2011	460	460	0.05%, 04/01/2011(b),(d)	7,000	7,000
		$ 1,260	Royal Bank of Scotland Group PLC
			0.34%, 04/28/2011(b),(d)	1,500	1,500
TOTAL MUNICIPAL BONDS		$ 38,830
	Principal		Skandinaviska Enskilda Banken AB
			0.25%, 04/06/2011(b),(d)	1,500	1,500
U.S. GOVERNMENT & GOVERNMENT	Amount		0.34%, 05/23/2011(b),(d)	1,500	1,499
AGENCY OBLIGATIONS - 0.53%	(000's)	Value (000's)
U.S. Treasury Bill - 0.53%			Standard Chartered Bank/New York
			0.27%, 05/02/2011(b)	2,000	1,999
0.44%, 04/07/2011	$ 1,600	$ 1,600	0.34%, 08/10/2011(b)	2,100	2,097
			0.36%, 06/22/2011(b)	2,200	2,198
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 1,600	UBS Finance Delaware LLC
			0.41%, 06/20/2011	2,000	1,998
	Maturity		0.49%, 08/16/2011	1,300	1,298
	Amount		0.53%, 07/15/2011	2,000	1,997
REPURCHASE AGREEMENTS - 3.35%	(000's)	Value (000's)	0.53%, 07/19/2011	1,400	1,398
Banks - 3.35%			Westpac Banking Corp
Credit Suisse Repurchase Agreement; 0.12% dated $	6,440	$ 6,440	0.30%, 05/10/2011(b),(d)	1,800	1,799
03/31/11 maturing 04/01/11 (collateralized by			0.35%, 09/07/2011(b),(d)	2,300	2,296
US Treasury Note; $6,568,800; 2.25%; dated					$ 71,255
03/31/16)
Deutsche Bank Repurchase Agreement; 0.15%	3,755	3,755	Commercial Services - 0.98%
dated 03/31/11 maturing 04/01/11			Salvation Army Eastern Territory
(collateralized by Sovereign Agency Issues;			0.28%, 05/04/2011	1,000	1,000
$3,830,100; 3.75% - 5.25%; dated 08/01/12 -			Salvation Army/United States
06/28/13)			0.25%, 06/13/2011	2,000	1,999
		$ 10,195			$ 2,999
TOTAL REPURCHASE AGREEMENTS		$ 10,195	Diversified Financial Services - 34.59%
			BNP Paribas Finance Inc
	Principal		0.36%, 04/18/2011	1,900	1,900
	Amount		0.46%, 08/16/2011	2,100	2,096
COMMERCIAL PAPER - 74.71%	(000's)	Value (000's)	0.47%, 08/04/2011	2,400	2,396
Agriculture - 0.66%			CAFCO LLC
Cargill Inc			0.27%, 04/18/2011(b)	2,300	2,300
0.27%, 04/12/2011(b)	$ 2,000	$ 2,000
			0.27%, 05/17/2011(b)	1,000	1,000
			0.30%, 05/13/2011(b)	2,200	2,199
Banks - 23.41%			0.40%, 07/08/2011(b)	2,000	1,998
Abbey National North America LLC			Caterpillar Financial Services Corp
0.42%, 06/02/2011	2,300	2,298	0.05%, 04/01/2011	2,000	2,000
Australia & New Zealand Banking Group Ltd			Charta Corp
0.35%, 06/13/2011(b),(d)	2,300	2,298
			0.27%, 04/26/2011(b)	2,200	2,200
Bank of America Corp			0.29%, 06/15/2011(b)	1,300	1,299
0.24%, 04/27/2011	1,800	1,800	0.38%, 09/01/2011(b)	2,100	2,097
0.25%, 05/20/2011	1,500	1,499	0.38%, 09/19/2011(b)	1,900	1,897
0.28%, 04/25/2011	2,000	2,000	CRC Funding LLC
0.29%, 04/05/2011	2,000	2,000	0.12%, 05/17/2011(b)	1,500	1,499

See accompanying notes

93

Schedule of Investments
Money Market Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Electric (continued)
CRC Funding LLC (continued)			Southern Co Funding Corp
0.25%, 04/19/2011(b)	$ 500	$ 500	0.23%, 04/27/2011(b)	$ 1,500	$ 1,500
0.28%, 04/04/2011(b)	2,200	2,200	0.23%, 05/03/2011(b)	2,000	2,000
0.29%, 04/20/2011(b)	1,500	1,500	0.25%, 04/29/2011(b)	2,000	2,000
0.40%, 08/08/2011(b)	1,700	1,697			$ 12,797
Credit Agricole North America Inc			Food - 1.31%
0.45%, 07/19/2011	1,800	1,797	Sysco Corp
Danske Corp			0.10%, 04/01/2011(b)	2,000	2,000
0.30%, 05/09/2011(b)	1,000	1,000	Unilever Capital Corp
0.36%, 04/07/2011(b)	2,000	2,000	0.09%, 04/01/2011(b)	2,000	2,000
Gemini Securitization Corp LLC					$ 4,000
0.24%, 05/05/2011(b)	1,000	1,000	Healthcare - Services - 0.79%
0.25%, 04/04/2011(b)	2,200	2,200	Catholic Health Initiatives
0.28%, 04/05/2011(b)	2,100	2,100	0.32%, 05/19/2011	2,400	2,400
0.30%, 05/19/2011(b)	2,000	1,999
ING US Funding LLC			Insurance - 2.17%
0.31%, 07/14/2011	2,000	1,998	New York Life Capital Corp
0.40%, 04/05/2011	1,900	1,900	0.22%, 05/12/2011(b)	1,900	1,899
John Deere Credit Ltd/Australia			Prudential Funding LLC
0.17%, 04/01/2011(b)	2,000	2,000	0.24%, 04/25/2011	2,000	2,000
Jupiter Securitization Co LLC			Prudential PLC
0.26%, 04/26/2011(b)	2,000	2,000	0.30%, 04/14/2011(b)	900	900
0.26%, 05/10/2011(b)	2,100	2,099	0.32%, 05/23/2011(b)	1,800	1,799
National Rural Utilities Cooperative Finance Corp					$ 6,598
0.24%, 04/18/2011	2,100	2,100	Miscellaneous Manufacturing - 0.66%
0.25%, 04/13/2011	2,200	2,200	Dover Corp
Nieuw Amsterdam Receivables Corp			0.05%, 04/01/2011(b)	2,000	2,000
0.26%, 05/04/2011(b)	1,700	1,700
0.27%, 04/08/2011(b)	2,000	2,000
0.27%, 04/13/2011(b)	1,400	1,400	Oil & Gas - 4.07%
0.27%, 04/15/2011(b)	2,200	2,200	BP Capital Markets PLC
			0.30%, 05/31/2011	2,000	1,999
Nordea North America Inc/DE			0.31%, 05/24/2011(b)	1,800	1,799
0.30%, 05/06/2011	2,000	1,999	0.32%, 05/26/2011(b)	1,000	1,000
0.38%, 06/02/2011	2,000	1,999	Shell International Finance BV
Rabobank USA Financial Corp			0.40%, 05/02/2011(b)	2,000	1,999
0.28%, 05/18/2011	2,200	2,199	0.56%, 04/04/2011(b)	1,500	1,500
0.30%, 05/05/2011	2,200	2,199	0.73%, 07/01/2011(b)	2,100	2,096
River Fuel Funding Co #3			Total Capital Canada Ltd
0.28%, 04/29/2011	2,200	2,199	0.41%, 12/16/2011(b)	2,000	1,994
Sheffield Receivables Corp					$ 12,387
0.23%, 05/11/2011(b)	2,000	1,999
0.26%, 06/08/2011(b)	2,160	2,159	Supranational Bank - 1.87%
0.27%, 04/21/2011(b)	2,300	2,300	Corp Andina de Fomento
			0.34%, 04/11/2011(b)	2,000	2,000
Starbird Funding Corp			0.36%, 08/29/2011(b)	2,000	1,997
0.24%, 04/11/2011(b)	2,300	2,300
			0.44%, 06/07/2011(b)	1,700	1,698
0.27%, 05/16/2011(b)	1,800	1,799
0.27%, 06/16/2011(b)	1,500	1,499			$ 5,695
0.27%, 06/21/2011(b)	2,000	1,999	TOTAL COMMERCIAL PAPER		$ 227,449
Straight-A Funding LLC			Total Investments		$ 303,086
0.25%, 04/19/2011	2,000	2,000	Other Assets in Excess of Liabilities, Net - 0.44%		$ 1,335
Thunder Bay Funding LLC			TOTAL NET ASSETS - 100.00%		$ 304,421
0.23%, 04/15/2011(b)	2,000	2,000
0.25%, 06/09/2011(b)	2,100	2,099
			(a)	Variable Rate. Rate shown is in effect at March 31, 2011.
Toyota Credit Canada Inc			(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.30%, 05/09/2011	2,100	2,099	1933. These securities may be resold in transactions exempt from
0.33%, 04/06/2011	1,300	1,300	registration, normally to qualified institutional buyers. Unless otherwise
Toyota Motor Credit Corp			indicated, these securities are not considered illiquid. At the end of the
0.26%, 05/25/2011	2,000	1,999	period, the value of these securities totaled $146,768 or 48.21% of net
Variable Funding Capital Co LLC			assets.
0.24%, 04/13/2011(b)	2,300	2,300
0.27%, 04/14/2011(b)	2,400	2,400	(c) Security is Illiquid
			(d)	Security issued by foreign bank and denominated in USD.
		$ 105,318
Electric - 4.20%
GDF Suez
0.25%, 05/03/2011(b)	2,000	2,000
0.25%, 06/03/2011(b)	1,400	1,399
0.28%, 05/09/2011(b)	2,000	1,999
0.33%, 05/11/2011(b)	1,900	1,899

See accompanying notes

94

Schedule of Investments
Money Market Account
March 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 303,086
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	65.50%
Revenue	7.42%
Insured	4.91%
Consumer, Non-cyclical	4.46%
Utilities	4.20%
Energy	4.07%
Exchange Traded Funds	2.88%
Asset Backed Securities	2.63%
Government	2.40%
Industrial	0.66%
Tax Allocation	0.23%
General Obligation	0.20%
Other Assets in Excess of Liabilities, Net	0.44%
TOTAL NET ASSETS	100.00%

See accompanying notes

95

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2011 (unaudited)

COMMON STOCKS - 97.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.05%			Consumer Products (continued)
Boeing Co/The	29,636 $	2,191	WD-40 Co	11,595 $	491
Northrop Grumman Corp	9,665	606		$ 3,187
Teledyne Technologies Inc (a)	12,100	626	Cosmetics & Personal Care - 0.63%
	$ 3,423		Procter & Gamble Co	16,975	1,046
Agriculture - 0.54%
Archer-Daniels-Midland Co	25,150	906	Distribution & Wholesale - 0.30%
			Pool Corp	20,649	498
Airlines - 0.86%
Alaska Air Group Inc (a)	15,422	978	Diversified Financial Services - 2.73%
Cathay Pacific Airways Ltd ADR	37,549	452	Ameriprise Financial Inc	100	6
	$ 1,430		Charles Schwab Corp/The	129,800	2,340
Apparel - 1.32%			Franklin Resources Inc	17,785	2,225
Columbia Sportswear Co	7,259	431		$ 4,571
Nike Inc	23,558	1,784	Electric - 0.59%
	$ 2,215		Edison International	16,850	616
Automobile Manufacturers - 1.12%			PG&E Corp	8,144	360
Nissan Motor Co Ltd ADR	14,668	259	Xcel Energy Inc	450	11
PACCAR Inc	30,908	1,618		$ 987
	$ 1,877		Electronics - 1.90%
Automobile Parts & Equipment - 0.70%			Electro Scientific Industries Inc (a)	8,271	144
Johnson Controls Inc	28,065	1,167	FEI Co (a)	25,760	869
			FLIR Systems Inc	7,600	263
Banks - 5.04%			Itron Inc (a)	7,627	430
Barclays PLC ADR	5,025	91	Thermo Fisher Scientific Inc (a)	4,395	244
City National Corp/CA	10,081	575	Trimble Navigation Ltd (a)	12,965	655
East West Bancorp Inc	21,143	464	Waters Corp (a)	6,625	576
JP Morgan Chase & Co	42,529	1,961		$ 3,181
PNC Financial Services Group Inc	1,800	114	Engineering & Construction - 0.88%
State Street Corp	23,700	1,065	Granite Construction Inc	13,925	391
US Bancorp	37,600	994	Jacobs Engineering Group Inc (a)	20,996	1,080
Wells Fargo & Co	87,010	2,758		$ 1,471
Westamerica Bancorporation	7,675	394	Environmental Control - 0.53%
	$ 8,416		Energy Recovery Inc (a)	18,528	59
Beverages - 1.22%			Waste Connections Inc	28,612	824
Brown-Forman Corp	7,903	540		$ 883
PepsiCo Inc	23,182	1,493	Food - 1.71%
	$ 2,033		Campbell Soup Co	6,100	202
Biotechnology - 1.32%			Dairy Farm International Holdings Ltd ADR	19,413	814
Dendreon Corp (a)	5,575	209	Dean Foods Co (a)	10,001	100
Gilead Sciences Inc (a)	26,824	1,138	General Mills Inc	28,070	1,026
Life Technologies Corp (a)	16,553	868	Kroger Co/The	21,815	523
	$ 2,215		Ralcorp Holdings Inc (a)	2,775	190
Building Materials - 0.60%				$ 2,855
Apogee Enterprises Inc	19,743	260	Gas - 2.00%
Cemex SAB de CV ADR(a)	12,246	109	Energen Corp	11,700	739
Simpson Manufacturing Co Inc	21,238	626	Northwest Natural Gas Co	1,700	78
	$ 995		Sempra Energy	47,060	2,518
Chemicals - 1.06%				$ 3,335
CF Industries Holdings Inc	4,860	665	Healthcare - Products - 2.49%
FMC Corp	8,125	690	Becton Dickinson and Co	7,947	633
Sigma-Aldrich Corp	6,665	424	Johnson & Johnson	24,111	1,429
	$ 1,779		Medtronic Inc	14,670	577
Commercial Services - 1.21%			ResMed Inc (a)	9,710	291
AMN Healthcare Services Inc (a)	11,834	102	Techne Corp	6,005	430
Hertz Global Holdings Inc (a)	46,500	727	Varian Medical Systems Inc (a)	11,827	800
Resources Connection Inc	17,387	337		$ 4,160
Robert Half International Inc	16,725	512	Healthcare - Services - 0.72%
TrueBlue Inc (a)	20,175	339	DaVita Inc (a)	11,500	983
	$ 2,017		Health Net Inc (a)	6,305	206
Computers - 3.32%			Sun Healthcare Group Inc (a)	1,519	22
Apple Inc (a)	4,745	1,654		$ 1,211
Hewlett-Packard Co	38,883	1,593	Home Builders - 0.07%
IBM Corp	12,880	2,100	KB Home	4,375	54
Mentor Graphics Corp (a)	13,816	202	Winnebago Industries Inc (a)	4,943	66
	$ 5,549			$ 120
Consumer Products - 1.91%			Insurance - 1.80%
Clorox Co	20,120	1,410	Fidelity National Financial Inc	11,025	156
Kimberly-Clark Corp	11,285	737	HCC Insurance Holdings Inc	26,324	824
Tupperware Brands Corp	9,202	549	MetLife Inc	15,150	678

See accompanying notes

96

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
StanCorp Financial Group Inc	29,129 $	1,343	HCP Inc	31,750 $	1,205
	$ 3,001		Nationwide Health Properties Inc	12,984	552
Internet - 2.49%			Plum Creek Timber Co Inc	9,450	412
Amazon.com Inc (a)	5,735	1,033	Sabra Healthcare REIT Inc	5,538	97
eBay Inc (a)	33,375	1,036	Weyerhaeuser Co	82,364	2,026
Google Inc (a)	3,583	2,100		$ 6,120
	$ 4,169		Retail - 7.53%
Iron & Steel - 1.48%			Best Buy Co Inc	12,350	355
Reliance Steel & Aluminum Co	14,985	866	Copart Inc (a)	20,524	889
Schnitzer Steel Industries Inc	24,835	1,614	Costco Wholesale Corp	39,640	2,906
	$ 2,480		CVS Caremark Corp	7,623	262
Leisure Products & Services - 0.71%			Home Depot Inc	16,600	615
Ambassadors Group Inc	19,393	212	Jack in the Box Inc (a)	15,612	354
Carnival Corp	15,250	585	McDonald's Corp	17,700	1,347
Harley-Davidson Inc	9,149	389	Nordstrom Inc	34,550	1,551
	$ 1,186		Ross Stores Inc	2,500	178
Lodging - 0.38%			Starbucks Corp	66,635	2,462
Red Lion Hotels Corp (a)	77,485	635	Wal-Mart Stores Inc	24,925	1,297
			Yum! Brands Inc	7,025	361
Machinery - Diversified - 1.40%				$ 12,577
Cascade Corp	11,367	507	Savings & Loans - 0.98%
Deere & Co	18,845	1,826	Washington Federal Inc	94,324	1,636
	$ 2,333
Media - 1.58%			Semiconductors - 3.49%
Walt Disney Co/The	61,198	2,637	Applied Materials Inc	79,948	1,249
			Avago Technologies Ltd	14,400	448
Metal Fabrication & Hardware - 0.54%			Intel Corp	83,880	1,692
			LSI Corp (a)	41,855	285
Precision Castparts Corp	6,193	911
			Microchip Technology Inc	30,284	1,151
			Novellus Systems Inc (a)	7,900	293
Mining - 0.80%			QLogic Corp (a)	21,000	389
Freeport-McMoRan Copper & Gold Inc	24,000	1,333	Supertex Inc (a)	14,678	327
Miscellaneous Manufacturing - 1.77%				$ 5,834
Aptargroup Inc	6,470	324	Shipbuilding - 0.04%
Crane Co	12,350	598	Huntington Ingalls Industries Inc (a)	1,611	67
General Electric Co	101,821	2,042
	$ 2,964		Software - 5.32%
			Actuate Corp (a)	45,470	236
Oil & Gas - 11.17%			Adobe Systems Inc (a)	47,715	1,582
Apache Corp	23,235	3,042	Autodesk Inc (a)	14,800	653
Berry Petroleum Co	9,414	475	Informatica Corp (a)	10,950	572
Chevron Corp	50,933	5,472
CNOOC Ltd ADR	2,720	688	Microsoft Corp	122,686	3,111
			Omnicell Inc (a)	18,141	276
Devon Energy Corp	20,535	1,884
Exxon Mobil Corp	26,086	2,195	Oracle Corp	56,834	1,897
Nabors Industries Ltd (a)	17,484	531	Quality Systems Inc	1,554	130
			Quest Software Inc (a)	15,000	381
Occidental Petroleum Corp	30,307	3,167	Tyler Technologies Inc (a)	2,425	58
Total SA ADR	19,850	1,210
	$ 18,664			$ 8,896
Oil & Gas Services - 0.53%			Telecommunications - 4.72%
Natural Gas Services Group Inc (a)	17,010	302	AT&T Inc	82,600	2,527
Schlumberger Ltd	6,205	579	China Mobile Ltd ADR	13,465	623
	$ 881		Cisco Systems Inc	83,425	1,431
Pharmaceuticals - 5.51%			Corning Inc	27,325	564
			Polycom Inc (a)	11,125	577
Abbott Laboratories	19,800	971
Allergan Inc/United States	31,118	2,210	Qualcomm Inc	12,825	703
Bristol-Myers Squibb Co	45,902	1,213	Verizon Communications Inc	38,025	1,465
Forest Laboratories Inc (a)	13,667	442		$ 7,890
McKesson Corp	28,474	2,251	Toys, Games & Hobbies - 0.45%
Medicis Pharmaceutical Corp	12,425	398	Mattel Inc	30,445	759
Obagi Medical Products Inc (a)	15,017	190
Teva Pharmaceutical Industries Ltd ADR	8,135	408	Transportation - 2.12%
VCA Antech Inc (a)	25,156	633	Con-way Inc	11,646	458
Watson Pharmaceuticals Inc (a)	8,680	486	Expeditors International of Washington Inc	44,803	2,246
	$ 9,202		Union Pacific Corp	8,535	839
Publicly Traded Investment Fund - 1.29%				$ 3,543
iShares Russell 3000 Index Fund	27,250	2,160	Trucking & Leasing - 0.39%
			Greenbrier Cos Inc (a)	23,090	655
REITS - 3.66%
Alexandria Real Estate Equities Inc	15,248	1,189
Essex Property Trust Inc	5,153	639

See accompanying notes

97

		Schedule of Investments
	Principal Capital Appreciation Account
		March 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.24%
California Water Service Group	10,700 $	398

TOTAL COMMON STOCKS		$ 162,458
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.75%	(000's)	Value (000's)
Banks - 1.75%
Investment in Joint Trading Account; Credit Suisse $	523	$ 523
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $533,299; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	283	283
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $288,269; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	495	494
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $504,472; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	1,201	1,201
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $1,225,145; 0.00%
- 8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	424	424
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $432,405; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 2,925
TOTAL REPURCHASE AGREEMENTS		$ 2,925
Total Investments		$ 165,383
Other Assets in Excess of Liabilities, Net - 1.04%		$ 1,743
TOTAL NET ASSETS - 100.00%		$ 167,126

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 51,233
Unrealized Depreciation		(1,955)
Net Unrealized Appreciation (Depreciation)		$ 49,278
Cost for federal income tax purposes		$ 116,105
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17.26%
Financial		15.96%
Consumer, Cyclical		13.44%
Industrial		12.23%
Technology		12.13%
Energy		11.70%
Communications		8.79%
Basic Materials		3.34%
Utilities		2.82%
Exchange Traded Funds		1.29%
Other Assets in Excess of Liabilities, Net		1.04%
TOTAL NET ASSETS		100.00%

See accompanying notes

98

		Schedule of Investments
	Principal LifeTime 2010 Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 60.66%
Bond Market Index Fund (a)	149,421 $	1,553
Core Plus Bond Fund I (a)	531,534	5,783
Diversified Real Asset Fund (a)	169,919	2,048
Global Diversified Income Fund (a)	144,439	1,960
High Yield Fund I (a)	186,924	2,084
Inflation Protection Fund (a)	292,334	2,359
International Emerging Markets Fund (a)	44,274	1,207
International Equity Index Fund (a)	91,251	986
International Fund I (a)	100,116	1,191
International Growth Fund (a)	176,467	1,620
International Value Fund I (a)	155,588	1,746
LargeCap Value Fund I (a)	299,340	3,353
MidCap Growth Fund III (a),(b)	74,411	866
MidCap Value Fund I (a)	49,574	692
Preferred Securities Fund (a)	175,447	1,774
SmallCap Growth Fund I (a),(b)	86,283	1,035
SmallCap Value Fund II (a)	91,540	956
	$ 31,213
Principal Variable Contracts Funds, Inc. Class 1 - 39.28%
Bond & Mortgage Securities Account (a)	553,091	5,973
LargeCap Growth Account (a)	117,251	1,833
LargeCap Growth Account I (a)	181,811	4,120
LargeCap S&P 500 Index Account (a)	303,711	2,864
LargeCap Value Account (a)	71,671	1,860
Real Estate Securities Account (a)	94,483	1,330
Short-Term Income Account (a)	882,504	2,233
	$ 20,213
TOTAL INVESTMENT COMPANIES	$ 51,426
Total Investments	$ 51,426
Other Assets in Excess of Liabilities, Net - 0.06%	$ 32
TOTAL NET ASSETS - 100.00%	$ 51,458

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,487
Unrealized Depreciation		(3,626)
Net Unrealized Appreciation (Depreciation)	$ 861
Cost for federal income tax purposes	$ 50,565
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		46.10%
Domestic Equity Funds		36.73%
International Equity Funds		13.13%
Specialty Funds		3.98%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

99

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	544,461	$ 6,577	29,009	$ 312	20,379	$ 218	553,091	$ 6,672
Bond Market Index Fund	145,597	1,480	10,717	111	6,893	71	149,421	1,520
Core Plus Bond Fund I	518,736	5,562	32,852	358	20,054	220	531,534	5,700
Diversified Real Asset Fund	164,845	1,713	9,354	110	4,280	49	169,919	1,774
Global Diversified Income Fund	135,006	1,387	11,756	159	2,323	32	144,439	1,515
High Yield Fund I	187,739	1,886	6,408	71	7,223	79	186,924	1,878
Inflation Protection Fund	262,391	2,309	40,008	321	10,065	81	292,334	2,549
International Emerging Markets Fund	43,857	1,257	1,984	52	1,567	41	44,274	1,267
International Equity Index Fund	89,609	831	4,563	49	2,921	31	91,251	849
International Fund I	95,285	1,231	8,115	96	3,284	38	100,116	1,289
International Growth Fund	181,524	2,525	2,654	24	7,711	69	176,467	2,486
International Value Fund I	149,919	1,383	11,952	134	6,283	69	155,588	1,448
LargeCap Growth Account	116,314	1,724	5,267	81	4,330	66	117,251	1,739
LargeCap Growth Account I	180,643	3,294	7,251	163	6,083	135	181,811	3,325
LargeCap S&P 500 Index Account	302,723	2,415	11,147	104	10,159	94	303,711	2,427
LargeCap Value Account	71,106	2,006	3,231	81	2,666	66	71,671	2,022
LargeCap Value Fund I	296,865	3,364	14,772	163	12,297	134	299,340	3,394
MidCap Growth Fund III	74,242	451	2,527	28	2,358	26	74,411	453
MidCap Value Fund I	49,430	421	2,091	28	1,947	25	49,574	424
Preferred Securities Fund	174,978	1,830	7,933	79	7,464	74	175,447	1,835
Real Estate Securities Account	104,091	2,184	—	—	9,608	131	94,483	1,994
Short-Term Income Account	814,891	2,032	94,792	240	27,179	68	882,504	2,204
SmallCap Growth Fund I	86,335	894	2,495	28	2,547	29	86,283	895
SmallCap Value Fund II	91,600	730	2,829	28	2,889	28	91,540	730
		$ 49,486		$ 2,820		$ 1,874		$ 50,389

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		44			—			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		24			1			—
High Yield Fund I		—			—			—
Inflation Protection Fund		16			—			—
International Emerging Markets Fund		—			(1)			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			6			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			3			—
LargeCap S&P 500 Index Account		—			2			—
LargeCap Value Account		—			1			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		27			—			—
Real Estate Securities Account		—			(59)			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			2			—
SmallCap Value Fund II		—			—			—
	$ 111		$ (43)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

100

		Schedule of Investments
	Principal LifeTime 2020 Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.81%
Bond Market Index Fund (a)	486,623 $	5,056
Core Plus Bond Fund I (a)	1,845,654	20,081
Diversified Real Asset Fund (a)	478,342	5,764
Global Diversified Income Fund (a)	5,679	77
Global Real Estate Securities Fund (a)	13,477	102
High Yield Fund I (a)	1,054,352	11,756
Inflation Protection Fund (a)	5,454	44
International Emerging Markets Fund (a)	252,509	6,886
International Equity Index Fund (a)	446,351	4,825
International Fund I (a)	553,147	6,583
International Growth Fund (a)	1,146,538	10,525
International Value Fund I (a)	923,834	10,365
LargeCap Value Fund I (a)	1,677,698	18,790
MidCap Growth Fund III (a),(b)	336,321	3,915
MidCap Value Fund I (a)	250,532	3,498
Preferred Securities Fund (a)	646,230	6,533
SmallCap Growth Fund I (a),(b)	545,923	6,551
SmallCap Value Fund II (a)	384,283	4,012
	$ 125,363
Principal Variable Contracts Funds, Inc. Class 1 - 40.14%
Bond & Mortgage Securities Account (a)	1,930,734	20,852
LargeCap Growth Account (a)	600,853	9,391
LargeCap Growth Account I (a)	948,335	21,489
LargeCap S&P 500 Index Account (a)	1,557,857	14,691
LargeCap Value Account (a)	373,303	9,687
Real Estate Securities Account (a)	569,498	8,019
	$ 84,129
TOTAL INVESTMENT COMPANIES	$ 209,492
Total Investments	$ 209,492
Other Assets in Excess of Liabilities, Net - 0.05%	$ 115
TOTAL NET ASSETS - 100.00%	$ 209,607

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 19,670
Unrealized Depreciation		(16,882)
Net Unrealized Appreciation (Depreciation)	$ 2,788
Cost for federal income tax purposes	$ 206,704
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.73%
Fixed Income Funds		30.73%
International Equity Funds		18.74%
Specialty Funds		2.75%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

101

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,939,856	$ 23,364	13,517	$ 145	22,639	$ 241	1,930,734	$ 23,270
Bond Market Index Fund	487,752	4,941	5,273	55	6,402	67	486,623	4,929
Core Plus Bond Fund I	1,839,697	19,742	28,228	307	22,271	243	1,845,654	19,806
Diversified Real Asset Fund	478,067	4,939	6,369	74	6,094	72	478,342	4,942
Global Diversified Income Fund	1,839	24	3,840	52	—	—	5,679	76
Global Real Estate Securities Fund	3,654	26	9,823	74	—	—	13,477	100
High Yield Fund I	1,053,457	10,563	11,258	124	10,363	114	1,054,352	10,574
Inflation Protection Fund	1,483	12	3,971	32	—	—	5,454	44
International Emerging Markets Fund	251,518	7,074	3,937	104	2,946	77	252,509	7,100
International Equity Index Fund	439,741	4,133	11,712	124	5,102	54	446,351	4,203
International Fund I	542,152	7,357	17,150	201	6,155	72	553,147	7,486
International Growth Fund	1,142,978	14,971	17,531	157	13,971	127	1,146,538	15,004
International Value Fund I	909,348	8,442	25,891	284	11,405	127	923,834	8,599
LargeCap Growth Account	602,284	8,774	6,166	95	7,597	117	600,853	8,752
LargeCap Growth Account I	950,395	17,206	8,511	190	10,571	234	948,335	17,164
LargeCap S&P 500 Index Account	1,560,871	12,457	13,440	124	16,454	151	1,557,857	12,431
LargeCap Value Account	374,196	10,306	3,807	95	4,700	117	373,303	10,285
LargeCap Value Fund I	1,681,702	18,690	17,215	190	21,219	232	1,677,698	18,649
MidCap Growth Fund III	336,977	3,230	2,971	33	3,627	40	336,321	3,223
MidCap Value Fund I	251,080	3,215	2,439	33	2,987	40	250,532	3,208
Preferred Securities Fund	637,576	6,655	15,242	152	6,588	66	646,230	6,741
Real Estate Securities Account	576,072	10,969	—	—	6,574	90	569,498	10,886
SmallCap Growth Fund I	547,160	5,880	2,745	31	3,982	45	545,923	5,866
SmallCap Value Fund II	385,014	3,058	3,311	33	4,042	40	384,283	3,051
		$ 206,028		$ 2,709		$ 2,366		$ 206,389

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ 2			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		154			—			—
Diversified Real Asset Fund		—			1			—
Global Diversified Income Fund		1			—			—
Global Real Estate Securities Fund		—			—			—
High Yield Fund I		—			1			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			(1)			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			3			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			2			—
LargeCap S&P 500 Index Account		—			1			—
LargeCap Value Account		—			1			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		97			—			—
Real Estate Securities Account		—			7			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
	$ 252		$ 18			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

102

		Schedule of Investments
	Principal LifeTime 2030 Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 57.61%
Bond Market Index Fund (a)	119,448 $	1,241
Core Plus Bond Fund I (a)	444,855	4,840
Diversified Real Asset Fund (a)	134,404	1,619
Global Real Estate Securities Fund (a)	20,344	154
High Yield Fund I (a)	418,626	4,668
International Emerging Markets Fund (a)	133,512	3,641
International Equity Index Fund (a)	123,610	1,336
International Fund I (a)	276,198	3,287
International Growth Fund (a)	519,482	4,769
International Value Fund I (a)	452,242	5,074
LargeCap Value Fund I (a)	797,165	8,928
MidCap Growth Fund III (a),(b)	183,820	2,140
MidCap Value Fund I (a)	142,985	1,996
Preferred Securities Fund (a)	214,799	2,172
SmallCap Growth Fund I (a),(b)	213,840	2,566
SmallCap Value Fund II (a)	205,005	2,140
	$ 50,571
Principal Variable Contracts Funds, Inc. Class 1 - 42.29%
Bond & Mortgage Securities Account (a)	461,613	4,985
LargeCap Growth Account (a)	333,831	5,218
LargeCap Growth Account I (a)	473,629	10,733
LargeCap S&P 500 Index Account (a)	771,722	7,277
LargeCap Value Account (a)	195,612	5,076
Real Estate Securities Account (a)	272,359	3,835
	$ 37,124
TOTAL INVESTMENT COMPANIES	$ 87,695
Total Investments	$ 87,695
Other Assets in Excess of Liabilities, Net - 0.10%	$ 85
TOTAL NET ASSETS - 100.00%	$ 87,780

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,541
Unrealized Depreciation		(3,658)
Net Unrealized Appreciation (Depreciation)	$ 9,883
Cost for federal income tax purposes	$ 77,812
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.85%
International Equity Funds		20.81%
Fixed Income Funds		20.39%
Specialty Funds		1.85%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

103

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	456,177	$ 5,189	9,845	$ 106	4,409	$ 48	461,613	$ 5,247
Bond Market Index Fund	117,489	1,200	3,522	37	1,563	17	119,448	1,220
Core Plus Bond Fund I	435,923	4,642	13,266	145	4,334	48	444,855	4,739
Diversified Real Asset Fund	131,775	1,351	4,232	49	1,603	17	134,404	1,383
Global Real Estate Securities Fund	6,444	46	13,900	104	—	—	20,344	150
High Yield Fund I	407,426	4,001	17,787	197	6,587	72	418,626	4,126
International Emerging Markets Fund	131,108	2,891	3,762	99	1,358	35	133,512	2,955
International Equity Index Fund	117,835	1,135	8,251	88	2,476	26	123,610	1,197
International Fund I	264,448	2,953	14,660	172	2,910	34	276,198	3,091
International Growth Fund	515,016	5,822	10,962	99	6,496	59	519,482	5,864
International Value Fund I	434,875	4,113	22,694	250	5,327	58	452,242	4,305
LargeCap Growth Account	329,877	4,190	7,217	111	3,263	50	333,831	4,251
LargeCap Growth Account I	468,205	8,018	10,014	223	4,590	101	473,629	8,140
LargeCap S&P 500 Index Account	766,182	6,118	12,704	117	7,164	65	771,722	6,170
LargeCap Value Account	193,189	4,567	4,450	111	2,027	50	195,612	4,628
LargeCap Value Fund I	786,080	7,987	20,287	223	9,202	100	797,165	8,110
MidCap Growth Fund III	182,580	1,471	2,860	32	1,620	17	183,820	1,486
MidCap Value Fund I	141,961	1,522	2,356	32	1,332	18	142,985	1,536
Preferred Securities Fund	208,102	2,095	9,478	95	2,781	28	214,799	2,162
Real Estate Securities Account	275,816	3,352	—	—	3,457	47	272,359	3,305
SmallCap Growth Fund I	212,610	1,914	2,830	32	1,600	18	213,840	1,928
SmallCap Value Fund II	203,620	1,625	3,190	32	1,805	18	205,005	1,639
		$ 76,202		$ 2,354		$ 926		$ 77,632

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		37			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		1			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			2			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		32			—			—
Real Estate Securities Account		—			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
	$ 70		$ 2			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

104

		Schedule of Investments
	Principal LifeTime 2040 Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.10%
Bond Market Index Fund (a)	20,922 $	217
Core Plus Bond Fund I (a)	61,277	667
Diversified Real Asset Fund (a)	29,731	358
Global Real Estate Securities Fund (a)	14,758	112
High Yield Fund I (a)	109,640	1,223
International Emerging Markets Fund (a)	37,894	1,033
International Equity Index Fund (a)	66,000	714
International Fund I (a)	87,937	1,046
International Growth Fund (a)	132,607	1,217
International Value Fund I (a)	131,905	1,480
LargeCap Value Fund I (a)	241,855	2,709
MidCap Growth Fund III (a),(b)	51,918	604
MidCap Value Fund I (a)	40,637	567
Preferred Securities Fund (a)	60,286	610
SmallCap Growth Fund I (a),(b)	65,286	783
SmallCap Value Fund II (a)	55,044	575
	$ 13,915
Principal Variable Contracts Funds, Inc. Class 1 - 40.79%
Bond & Mortgage Securities Account (a)	64,558	697
LargeCap Growth Account (a)	96,501	1,508
LargeCap Growth Account I (a)	135,322	3,067
LargeCap S&P 500 Index Account (a)	229,259	2,162
LargeCap Value Account (a)	55,235	1,433
Real Estate Securities Account (a)	52,259	736
	$ 9,603
TOTAL INVESTMENT COMPANIES	$ 23,518
Total Investments	$ 23,518
Other Assets in Excess of Liabilities, Net - 0.10%	$ 25
TOTAL NET ASSETS - 100.00%	$ 23,543

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,484
Unrealized Depreciation		(1,667)
Net Unrealized Appreciation (Depreciation)	$ 817
Cost for federal income tax purposes	$ 22,701
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		60.09%
International Equity Funds		23.80%
Fixed Income Funds		14.49%
Specialty Funds		1.52%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

105

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	61,457	$ 736	4,162	$ 45	1,061	$ 12	64,558	$ 769
Bond Market Index Fund	19,809	201	1,495	16	382	4	20,922	213
Core Plus Bond Fund I	57,862	622	4,420	48	1,005	11	61,277	659
Diversified Real Asset Fund	27,786	286	2,585	30	640	7	29,731	309
Global Real Estate Securities Fund	1,831	13	12,927	97	—	—	14,758	110
High Yield Fund I	102,417	1,028	9,491	105	2,268	25	109,640	1,108
International Emerging Markets Fund	35,540	975	3,077	80	723	19	37,894	1,036
International Equity Index Fund	61,091	576	6,240	66	1,331	14	66,000	628
International Fund I	77,221	1,038	12,248	143	1,532	18	87,937	1,163
International Growth Fund	133,632	1,747	2,275	20	3,300	30	132,607	1,738
International Value Fund I	116,492	1,101	18,112	200	2,699	30	131,905	1,271
LargeCap Growth Account	91,479	1,326	6,738	103	1,716	26	96,501	1,403
LargeCap Growth Account I	128,492	2,334	9,228	205	2,398	53	135,322	2,486
LargeCap S&P 500 Index Account	218,942	1,749	14,193	131	3,876	35	229,259	1,845
LargeCap Value Account	52,163	1,445	4,128	103	1,056	26	55,235	1,522
LargeCap Value Fund I	227,936	2,510	18,685	205	4,766	53	241,855	2,663
MidCap Growth Fund III	49,642	469	3,159	35	883	9	51,918	495
MidCap Value Fund I	38,759	487	2,605	35	727	9	40,637	513
Preferred Securities Fund	55,553	574	6,042	61	1,309	14	60,286	621
Real Estate Securities Account	53,884	945	—	—	1,625	22	52,259	923
SmallCap Growth Fund I	63,091	688	3,117	35	922	10	65,286	713
SmallCap Value Fund II	52,496	418	3,529	35	981	9	55,044	444
		$ 21,268		$ 1,798		$ 436		$ 22,632

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		5			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			1			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		9			—			—
Real Estate Securities Account		—			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
	$ 14		$ 2			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

106

		Schedule of Investments
	Principal LifeTime 2050 Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.32%
Bond Market Index Fund (a)	7,020 $	73
Core Plus Bond Fund I (a)	16,331	178
Diversified Real Asset Fund (a)	13,818	166
Global Real Estate Securities Fund (a)	8,244	63
High Yield Fund I (a)	64,605	720
International Emerging Markets Fund (a)	24,008	655
International Equity Index Fund (a)	46,738	505
International Fund I (a)	54,881	653
International Growth Fund (a)	83,023	762
International Value Fund I (a)	80,606	904
LargeCap Value Fund I (a)	152,401	1,707
MidCap Growth Fund III (a),(b)	33,926	395
MidCap Value Fund I (a)	26,141	365
Preferred Securities Fund (a)	29,794	301
SmallCap Growth Fund I (a),(b)	43,967	528
SmallCap Value Fund II (a)	32,705	341
	$ 8,316
Principal Variable Contracts Funds, Inc. Class 1 - 40.62%
Bond & Mortgage Securities Account (a)	14,521	157
LargeCap Growth Account (a)	61,931	968
LargeCap Growth Account I (a)	87,258	1,977
LargeCap S&P 500 Index Account (a)	132,425	1,249
LargeCap Value Account (a)	34,729	901
Real Estate Securities Account (a)	31,378	442
	$ 5,694
TOTAL INVESTMENT COMPANIES	$ 14,010
Total Investments	$ 14,010
Other Assets in Excess of Liabilities, Net - 0.06%	$ 9
TOTAL NET ASSETS - 100.00%	$ 14,019

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,694
Unrealized Depreciation		(1,103)
Net Unrealized Appreciation (Depreciation)	$ 591
Cost for federal income tax purposes	$ 13,419
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		63.28%
International Equity Funds		25.27%
Fixed Income Funds		10.20%
Specialty Funds		1.19%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

107

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,328	$ 171	696	$ 7	503	$ 4	14,521	$ 174
Bond Market Index Fund	6,959	71	217	2	156	2	7,020	71
Core Plus Bond Fund I	16,027	170	750	8	446	4	16,331	174
Diversified Real Asset Fund	13,552	138	870	10	604	7	13,818	141
Global Real Estate Securities Fund	2,535	18	5,709	43	—	—	8,244	61
High Yield Fund I	64,025	641	2,609	29	2,029	23	64,605	647
International Emerging Markets Fund	23,493	624	1,536	41	1,021	28	24,008	637
International Equity Index Fund	45,275	422	3,370	36	1,907	21	46,738	437
International Fund I	50,833	692	6,249	73	2,201	26	54,881	739
International Growth Fund	86,270	1,152	1,540	14	4,787	43	83,023	1,127
International Value Fund I	75,331	703	9,182	101	3,907	43	80,606	761
LargeCap Growth Account	61,132	874	2,975	46	2,176	34	61,931	886
LargeCap Growth Account I	86,179	1,544	4,131	91	3,052	67	87,258	1,569
LargeCap S&P 500 Index Account	130,657	1,041	6,523	60	4,755	43	132,425	1,058
LargeCap Value Account	34,230	946	1,849	46	1,350	33	34,729	959
LargeCap Value Fund I	150,131	1,652	8,395	92	6,125	66	152,401	1,678
MidCap Growth Fund III	33,603	308	1,425	16	1,102	13	33,926	311
MidCap Value Fund I	25,874	318	1,171	16	904	12	26,141	322
Preferred Securities Fund	28,642	295	2,741	27	1,589	16	29,794	306
Real Estate Securities Account	33,536	624	—	—	2,158	29	31,378	594
SmallCap Growth Fund I	43,683	467	1,377	15	1,093	12	43,967	470
SmallCap Value Fund II	32,278	255	1,602	16	1,175	12	32,705	259
		$ 13,126		$ 789		$ 538		$ 13,381

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ —			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1			—			—
Diversified Real Asset Fund		—			—			—
Global Real Estate Securities Fund		—			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			4			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			1			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		5			—			—
Real Estate Securities Account		—			(1)			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			—			—
	$ 6		$ 4			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

108

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 61.68%
Bond Market Index Fund (a)	128,666 $	1,337
Core Plus Bond Fund I (a)	424,305	4,616
Diversified Real Asset Fund (a)	117,293	1,413
Global Diversified Income Fund (a)	136,665	1,855
High Yield Fund I (a)	51,947	579
Inflation Protection Fund (a)	449,720	3,629
International Emerging Markets Fund (a)	10,055	274
International Equity Index Fund (a)	23,714	256
International Fund I (a)	27,022	322
International Growth Fund (a)	44,286	407
International Value Fund I (a)	39,096	439
LargeCap Value Fund I (a)	75,121	841
MidCap Growth Fund III (a),(b)	24,140	281
MidCap Value Fund I (a)	20,561	287
Preferred Securities Fund (a)	79,653	805
SmallCap Growth Fund I (a),(b)	22,648	272
SmallCap Value Fund II (a)	23,339	244
	$ 17,857
Principal Variable Contracts Funds, Inc. Class 1 - 38.27%
Bond & Mortgage Securities Account (a)	452,557	4,888
LargeCap Growth Account (a)	29,866	467
LargeCap Growth Account I (a)	45,865	1,039
LargeCap S&P 500 Index Account (a)	70,699	667
LargeCap Value Account (a)	19,130	496
Short-Term Income Account (a)	1,392,215	3,522
	$ 11,079
TOTAL INVESTMENT COMPANIES	$ 28,936
Total Investments	$ 28,936
Other Assets in Excess of Liabilities, Net - 0.05%	$ 15
TOTAL NET ASSETS - 100.00%	$ 28,951

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,926
Unrealized Depreciation		(1,376)
Net Unrealized Appreciation (Depreciation)	$ 550
Cost for federal income tax purposes	$ 28,386
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		73.35%
Domestic Equity Funds		15.87%
International Equity Funds		5.85%
Specialty Funds		4.88%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

109

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	460,380	$ 5,539	15,582	$ 167	23,405	$ 252	452,557	$ 5,455
Bond Market Index Fund	129,121	1,319	5,757	60	6,212	65	128,666	1,314
Core Plus Bond Fund I	428,518	4,597	18,834	205	23,047	252	424,305	4,550
Diversified Real Asset Fund	117,363	1,229	5,263	61	5,333	62	117,293	1,228
Global Diversified Income Fund	135,050	1,291	7,160	96	5,545	75	136,665	1,312
High Yield Fund I	52,138	502	2,397	26	2,588	28	51,947	500
Inflation Protection Fund	436,437	3,821	26,469	211	13,186	106	449,720	3,926
International Emerging Markets Fund	10,149	247	384	10	478	12	10,055	245
International Equity Index Fund	23,697	222	973	10	956	10	23,714	222
International Fund I	26,554	373	1,600	19	1,132	13	27,022	379
International Growth Fund	45,772	616	780	7	2,266	20	44,286	604
International Value Fund I	38,631	360	2,307	26	1,842	21	39,096	365
LargeCap Growth Account	30,052	433	1,112	17	1,298	19	29,866	431
LargeCap Growth Account I	46,114	833	1,549	34	1,798	39	45,865	828
LargeCap S&P 500 Index Account	70,922	568	2,488	23	2,711	25	70,699	566
LargeCap Value Account	19,237	551	691	18	798	20	19,130	549
LargeCap Value Fund I	75,623	776	3,138	34	3,640	39	75,121	771
MidCap Growth Fund III	24,414	228	479	5	753	8	24,140	225
MidCap Value Fund I	20,788	236	394	5	621	8	20,561	233
Preferred Securities Fund	80,876	823	3,209	32	4,432	44	79,653	811
Short-Term Income Account	1,358,975	3,389	75,153	190	41,913	106	1,392,215	3,473
SmallCap Growth Fund I	22,914	183	475	5	741	9	22,648	180
SmallCap Value Fund II	23,612	183	535	5	808	7	23,339	181
		$ 28,319		$ 1,266		$ 1,240		$ 28,348

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ —		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		35			—			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		24			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		26			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
International Growth Fund		—			1			—
International Value Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		12			—			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		—			—			—
	$ 97		$ 3			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

110

Schedule of Investments
Real Estate Securities Account
March 31, 2011 (unaudited)

COMMON STOCKS - 98.54%	Shares Held Value (000's)			Maturity
Commercial Services - 0.91%				Amount
Corrections Corp of America (a)	56,100 $	1,369	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.55%			Investment in Joint Trading Account; Deutsche	$ 25	$ 26
Marriott International Inc/DE	33,000	1,174	Bank Repurchase Agreement; 0.15% dated
Starwood Hotels & Resorts Worldwide Inc	45,800	2,662	03/31/11 maturing 04/01/11 (collateralized by
		$ 3,836	Sovereign Agency Issues; $25,999; 0.80% -
Real Estate - 1.61%			1.38%; dated 06/08/12 - 11/19/13)
CB Richard Ellis Group Inc (a)	39,800	1,063	Investment in Joint Trading Account; JP Morgan	45	45
Jones Lang LaSalle Inc	13,600	1,356	Repurchase Agreement; 0.07% dated
		$ 2,419	03/31/11 maturing 04/01/11 (collateralized by
REITS - 93.47%			US Treasury Notes; $45,498; 0.38% - 4.38%;
AMB Property Corp	44,060	1,585	dated 04/29/11 - 07/15/13)
American Assets Trust Inc	37,405	796	Investment in Joint Trading Account; Merrill	108	108
American Campus Communities Inc	16,272	537	Lynch Repurchase Agreement; 0.05% dated
Apartment Investment & Management Co	127,600	3,250	03/31/11 maturing 04/01/11 (collateralized by
AvalonBay Communities Inc	45,166	5,424	Sovereign Agency Issues; $110,496; 0.00% -
Boston Properties Inc	100,015	9,486	8.63%; dated 06/27/11 - 09/15/60)
Colonial Properties Trust	94,237	1,814	Investment in Joint Trading Account; Morgan	38	38
Digital Realty Trust Inc	73,923	4,298	Stanley Repurchase Agreement; 0.05% dated
Douglas Emmett Inc	81,589	1,530	03/31/11 maturing 04/01/11 (collateralized by
DuPont Fabros Technology Inc	87,940	2,133	Sovereign Agency Issues; $38,999; 1.30% -
Education Realty Trust Inc	92,050	739	2.00%; dated 05/25/12 - 11/10/16)
Entertainment Properties Trust	55,900	2,617			$ 264
Equity Lifestyle Properties Inc	53,742	3,098	TOTAL REPURCHASE AGREEMENTS		$ 264
Equity One Inc	71,600	1,344	Total Investments		$ 149,922
Equity Residential	181,385	10,232	Other Assets in Excess of Liabilities, Net - 0.24%		$ 359
Essex Property Trust Inc	8,733	1,083	TOTAL NET ASSETS - 100.00%		$ 150,281
Federal Realty Investment Trust	59,038	4,815
General Growth Properties Inc	124,187	1,922
Glimcher Realty Trust	117,601	1,088	(a) Non-Income Producing Security
HCP Inc	126,951	4,816
Health Care REIT Inc	49,122	2,576
Hersha Hospitality Trust	171,950	1,021	Unrealized Appreciation (Depreciation)
Highwoods Properties Inc	21,800	763	The net federal income tax unrealized appreciation (depreciation) and federal tax
Home Properties Inc	23,220	1,369	cost of investments held as of the period end were as follows:
Host Hotels & Resorts Inc	378,802	6,671
Kimco Realty Corp	68,159	1,250	Unrealized Appreciation		$ 31,619
LaSalle Hotel Properties	97,971	2,645	Unrealized Depreciation		(1,773)
Macerich Co/The	18,151	899	Net Unrealized Appreciation (Depreciation)		$ 29,846
Mid-America Apartment Communities Inc	20,800	1,335	Cost for federal income tax purposes		$ 120,076
ProLogis	552,943	8,836	All dollar amounts are shown in thousands (000's)
PS Business Parks Inc	17,417	1,009
Public Storage Inc	79,030	8,765	Portfolio Summary (unaudited)
Ramco-Gershenson Properties Trust	68,281	856	Sector		Percent
Simon Property Group Inc	178,717	19,151	Financial		96.30%
SL Green Realty Corp	72,550	5,456	Consumer, Cyclical		2.55%
Tanger Factory Outlet Centers	54,650	1,434	Consumer, Non-cyclical		0.91%
Taubman Centers Inc	18,853	1,010	Other Assets in Excess of Liabilities, Net		0.24%
Ventas Inc	88,689	4,816
Vornado Realty Trust	91,472	8,004	TOTAL NET ASSETS		100.00%
		$ 140,473
TOTAL COMMON STOCKS		$ 148,097
CONVERTIBLE PREFERRED STOCKS -
1.04%	Shares Held Value (000's)
REITS - 1.04%
Digital Realty Trust Inc	44,100	1,561

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,561
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.18%	(000's)	Value (000's)
Banks - 0.18%
Investment in Joint Trading Account; Credit Suisse $ 47		$ 47
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $48,098; 2.50% - 3.13%;
dated 06/30/17 - 05/15/19)

See accompanying notes

111

		Schedule of Investments
		SAM Balanced Portfolio
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.92%
Global Diversified Income Fund (a)	1,371,384 $	18,610
Global Real Estate Securities Fund (a)	635,054	4,820
High Yield Fund (a)	3,854,599	31,145
Inflation Protection Fund (a)	929,024	7,497
LargeCap Blend Fund II (a)	2,401,445	24,303
LargeCap Growth Fund II (a)	2,904,040	25,381
MidCap Growth Fund III (a),(b)	873,314	10,165
Preferred Securities Fund (a)	2,401,104	24,275
SmallCap Growth Fund I (a),(b)	2,247,710	26,973
SmallCap Value Fund (a)	1,102,903	17,647
	$ 190,816
Principal Variable Contracts Funds, Inc. Class 1 - 80.16%
Diversified International Account (a)	6,886,568	88,768
Equity Income Account (a)	12,068,360	188,266
Government & High Quality Bond Account (a)	11,681,701	121,022
Income Account (a)	11,067,909	113,667
International Emerging Markets Account (a)	1,522,109	27,109
LargeCap Growth Account (a)	3,522,655	55,059
LargeCap Value Account (a)	912,726	23,685
LargeCap Value Account III (a)	3,377,398	34,450
MidCap Blend Account (a)	643,762	26,626
Money Market Account (a)	184,103	184
Principal Capital Appreciation Account (a)	3,147,526	71,323
Real Estate Securities Account (a)	288,072	4,056
Short-Term Income Account (a)	5,468,955	13,837
	$ 768,052
TOTAL INVESTMENT COMPANIES	$ 958,868
Total Investments	$ 958,868
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (737)
TOTAL NET ASSETS - 100.00%	$ 958,131

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 129,286
Unrealized Depreciation		(5,620)
Net Unrealized Appreciation (Depreciation)	$ 123,666
Cost for federal income tax purposes	$ 835,202
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.02%
Fixed Income Funds		34.46%
International Equity Funds		12.60%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes

112

Schedule of Investments
SAM Balanced Portfolio
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,949,596	$ 83,081	30,065	$ 385	93,093	$ 1,188	6,886,568	$ 81,885
Equity Income Account	12,723,542	163,267	—	—	655,182	9,953	12,068,360	153,525
Global Diversified Income Fund	1,385,181	18,472	20,645	276	34,442	463	1,371,384	18,283
Global Real Estate Securities Fund	629,486	4,614	5,568	41	—	—	635,054	4,655
Government & High Quality Bond	11,735,829	116,974	59,379	612	113,507	1,172	11,681,701	116,375
Account
High Yield Fund	3,903,995	27,656	100,732	808	150,128	1,212	3,854,599	27,261
Income Account	11,072,001	107,296	76,925	785	81,017	825	11,067,909	107,200
Inflation Protection Fund	900,709	7,316	28,315	228	—	—	929,024	7,544
International Emerging Markets	1,525,182	21,579	7,546	130	10,619	186	1,522,109	21,486
Account
LargeCap Blend Fund II	2,397,630	22,477	62,122	621	58,307	577	2,401,445	22,541
LargeCap Growth Account	3,596,904	35,152	18,290	282	92,539	1,432	3,522,655	34,393
LargeCap Growth Fund II	2,927,469	16,403	27,182	234	50,611	434	2,904,040	16,232
LargeCap Value Account	—	—	912,726	23,740	—	—	912,726	23,740
LargeCap Value Account III	5,683,757	47,199	31,275	311	2,337,634	23,889	3,377,398	26,044
MidCap Blend Account	649,867	19,214	5,791	233	11,896	467	643,762	19,008
MidCap Growth Fund III	861,087	8,871	22,181	251	9,954	111	873,314	9,014
Money Market Account	184,103	184	—	—	—	—	184,103	184
Preferred Securities Fund	2,387,538	18,066	46,705	465	33,139	332	2,401,104	18,201
Principal Capital Appreciation	3,173,634	54,774	20,637	460	46,745	1,030	3,147,526	54,237
Account
Real Estate Securities Account	284,572	2,287	3,500	48	—	—	288,072	2,335
Short-Term Income Account	5,216,193	12,725	252,762	639	—	—	5,468,955	13,364
SmallCap Growth Fund I	2,241,570	22,905	31,226	360	25,086	279	2,247,710	22,992
SmallCap Value Fund	1,108,052	16,230	9,084	142	14,233	220	1,102,903	16,153
		$ 826,742		$ 31,051		$ 43,770		$ 816,652

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (393)			$ —
Equity Income Account		—			211			—
Global Diversified Income Fund		238			(2)			—
Global Real Estate Securities Fund		19			—			—
Government & High Quality Bond Account		—			(39)			—
High Yield Fund		598			9			—
Income Account		—			(56)			—
Inflation Protection Fund		53			—			—
International Emerging Markets Account		—			(37)			—
LargeCap Blend Fund II		—			20			—
LargeCap Growth Account		—			391			—
LargeCap Growth Fund II		—			29			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			2,423			—
MidCap Blend Account		—			28			—
MidCap Growth Fund III		—			3			—
Money Market Account		—			—			—
Preferred Securities Fund		361			2			—
Principal Capital Appreciation Account		—			33			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			6			—
SmallCap Value Fund		—			1			—
	$ 1,269		$ 2,629			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

113

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 20.23%
Global Diversified Income Fund (a)	449,536 $	6,100
Global Real Estate Securities Fund (a)	105,528	801
High Yield Fund (a)	1,070,739	8,651
Inflation Protection Fund (a)	286,747	2,314
LargeCap Blend Fund II (a)	501,045	5,071
LargeCap Growth Fund II (a)	288,007	2,517
MidCap Growth Fund III (a),(b)	214,422	2,496
Preferred Securities Fund (a)	769,208	7,777
SmallCap Growth Fund I (a),(b)	202,461	2,429
SmallCap Value Fund (a)	176,380	2,822
	$ 40,978
Principal Variable Contracts Funds, Inc. Class 1 - 79.82%
Diversified International Account (a)	986,150	12,712
Equity Income Account (a)	1,434,121	22,372
Government & High Quality Bond Account (a)	3,788,037	39,244
Income Account (a)	3,661,817	37,607
International Emerging Markets Account (a)	215,016	3,829
LargeCap Growth Account (a)	528,426	8,259
LargeCap Value Account (a)	190,696	4,949
LargeCap Value Account III (a)	518,243	5,286
MidCap Blend Account (a)	82,841	3,426
Principal Capital Appreciation Account (a)	578,758	13,115
Real Estate Securities Account (a)	40,326	568
Short-Term Income Account (a)	4,079,042	10,320
	$ 161,687
TOTAL INVESTMENT COMPANIES	$ 202,665
Total Investments	$ 202,665
Liabilities in Excess of Other Assets, Net - (0.05)%	$ (96)
TOTAL NET ASSETS - 100.00%	$ 202,569

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 18,565
Unrealized Depreciation		(404)
Net Unrealized Appreciation (Depreciation)	$ 18,161
Cost for federal income tax purposes	$ 184,504
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		55.30%
Domestic Equity Funds		36.18%
International Equity Funds		8.57%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

114

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,008,371	$ 11,287	3,835	$ 49	26,056	$ 332	986,150	$ 10,910
Equity Income Account	1,546,409	19,766	557	8	112,845	1,715	1,434,121	18,089
Global Diversified Income Fund	453,712	6,059	7,709	103	11,885	160	449,536	6,001
Global Real Estate Securities Fund	105,085	770	443	3	—	—	105,528	773
Government & High Quality Bond	3,702,994	37,640	143,519	1,480	58,476	602	3,788,037	38,499
Account
High Yield Fund	1,053,175	7,199	62,453	502	44,889	363	1,070,739	7,339
Income Account	3,546,053	34,946	167,186	1,707	51,422	524	3,661,817	36,097
Inflation Protection Fund	235,336	1,912	55,708	449	4,297	35	286,747	2,325
International Emerging Markets	207,256	2,249	8,419	146	659	11	215,016	2,383
Account
LargeCap Blend Fund II	494,555	4,596	28,334	282	21,844	217	501,045	4,669
LargeCap Growth Account	534,159	5,447	5,380	84	11,113	171	528,426	5,374
LargeCap Growth Fund II	235,732	1,201	56,276	481	4,001	34	288,007	1,648
LargeCap Value Account	—	—	190,696	4,960	—	—	190,696	4,960
LargeCap Value Account III	964,959	8,240	40,832	405	487,548	4,983	518,243	4,095
MidCap Blend Account	84,782	2,254	237	10	2,178	85	82,841	2,189
MidCap Growth Fund III	205,537	2,086	8,885	98	—	—	214,422	2,184
Preferred Securities Fund	740,045	5,596	39,852	397	10,689	106	769,208	5,886
Principal Capital Appreciation	578,333	10,349	13,937	309	13,512	298	578,758	10,359
Account
Real Estate Securities Account	40,326	289	—	—	—	—	40,326	289
Short-Term Income Account	3,859,570	9,469	273,760	691	54,288	137	4,079,042	10,021
SmallCap Growth Fund I	186,498	1,869	19,022	218	3,059	34	202,461	2,056
SmallCap Value Fund	179,651	2,598	3,381	53	6,652	104	176,380	2,549
		$ 175,822		$ 12,435		$ 9,911		$ 178,695

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (94)			$ —
Equity Income Account		—			30			—
Global Diversified Income Fund		78			(1)			—
Global Real Estate Securities Fund		3			—			—
Government & High Quality Bond Account		—			(19)			—
High Yield Fund		164			1			—
Income Account		—			(32)			—
Inflation Protection Fund		15			(1)			—
International Emerging Markets Account		—			(1)			—
LargeCap Blend Fund II		—			8			—
LargeCap Growth Account		—			14			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			433			—
MidCap Blend Account		—			10			—
MidCap Growth Fund III		—			—			—
Preferred Securities Fund		115			(1)			—
Principal Capital Appreciation Account		—			(1)			—
Real Estate Securities Account		—			—			—
Short-Term Income Account		—			(2)			—
SmallCap Growth Fund I		—			3			—
SmallCap Value Fund		—			2			—
	$ 375		$ 349			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

115

		Schedule of Investments
	SAM Conservative Growth Portfolio
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 20.90%
Diversified Real Asset Fund (a)	409,888 $	4,939
Global Real Estate Securities Fund (a)	305,436	2,318
High Yield Fund (a)	640,735	5,177
Inflation Protection Fund (a)	11,863	96
LargeCap Blend Fund II (a)	711,500	7,201
LargeCap Growth Fund II (a)	930,546	8,133
MidCap Growth Fund III (a),(b)	331,210	3,855
Preferred Securities Fund (a)	227,520	2,300
SmallCap Growth Fund I (a),(b)	830,854	9,970
SmallCap Value Fund (a)	326,170	5,219
	$ 49,208
Principal Variable Contracts Funds, Inc. Class 1 - 79.11%
Diversified International Account (a)	2,165,225	27,910
Equity Income Account (a)	3,418,316	53,326
Government & High Quality Bond Account (a)	1,220,712	12,647
Income Account (a)	1,111,442	11,414
International Emerging Markets Account (a)	422,129	7,518
LargeCap Growth Account (a)	909,859	14,221
LargeCap Value Account (a)	399,846	10,376
LargeCap Value Account III (a)	1,330,864	13,575
MidCap Blend Account (a)	251,148	10,387
Money Market Account (a)	37,009	37
Principal Capital Appreciation Account (a)	987,854	22,385
Real Estate Securities Account (a)	70,924	999
Short-Term Income Account (a)	558,969	1,414
	$ 186,209
TOTAL INVESTMENT COMPANIES	$ 235,417
Total Investments	$ 235,417
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (30)
TOTAL NET ASSETS - 100.00%	$ 235,387

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,004
Unrealized Depreciation		(3,267)
Net Unrealized Appreciation (Depreciation)	$ 27,737
Cost for federal income tax purposes	$ 207,680
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67.82%
International Equity Funds		16.03%
Fixed Income Funds		14.06%
Specialty Funds		2.10%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

116

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	2,163,843	$ 28,888	34,130	$ 436	32,748	$ 418	2,165,225	$ 28,783
Diversified Real Asset Fund	406,308	4,539	6,635	77	3,055	36	409,888	4,580
Equity Income Account	3,504,103	42,685	10,553	161	96,340	1,465	3,418,316	41,416
Global Real Estate Securities Fund	301,086	2,207	4,350	32	—	—	305,436	2,239
Government & High Quality Bond	1,208,819	11,781	17,049	175	5,156	53	1,220,712	11,901
Account
High Yield Fund	625,819	4,422	26,009	209	11,093	89	640,735	4,542
Income Account	1,124,514	10,687	9,387	96	22,459	229	1,111,442	10,543
Inflation Protection Fund	—	—	11,863	95	—	—	11,863	95
International Emerging Markets	416,885	7,233	6,494	111	1,250	21	422,129	7,319
Account
LargeCap Blend Fund II	695,930	6,497	39,797	399	24,227	241	711,500	6,664
LargeCap Growth Account	904,053	9,092	28,552	441	22,746	351	909,859	9,256
LargeCap Growth Fund II	918,214	5,523	24,680	213	12,348	106	930,546	5,632
LargeCap Value Account	—	—	399,846	10,400	—	—	399,846	10,400
LargeCap Value Account III	2,347,503	20,527	27,461	274	1,044,100	10,666	1,330,864	11,008
MidCap Blend Account	253,092	8,087	3,266	132	5,210	205	251,148	8,032
MidCap Growth Fund III	323,195	3,221	14,367	164	6,352	71	331,210	3,320
Money Market Account	37,009	37	—	—	—	—	37,009	37
Preferred Securities Fund	225,924	1,766	5,198	52	3,602	36	227,520	1,782
Principal Capital Appreciation	952,313	14,560	51,481	1,140	15,940	353	987,854	15,358
Account
Real Estate Securities Account	73,517	582	—	—	2,593	35	70,924	558
Short-Term Income Account	520,136	1,292	38,833	98	—	—	558,969	1,390
SmallCap Growth Fund	140,489	1,084	—	—	140,489	1,178	—	—
SmallCap Growth Fund I	812,015	8,362	20,718	239	1,879	20	830,854	8,581
SmallCap Value Fund	319,983	4,714	8,513	133	2,326	36	326,170	4,811
		$ 197,786		$ 15,077		$ 15,609		$ 198,247

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (123)			$ —
Diversified Real Asset Fund		—			—			—
Equity Income Account		—			35			—
Global Real Estate Securities Fund		9			—			—
Government & High Quality Bond Account		—			(2)			—
High Yield Fund		97			—			—
Income Account		—			(11)			—
Inflation Protection Fund		—			—			—
International Emerging Markets Account		—			(4)			—
LargeCap Blend Fund II		—			9			—
LargeCap Growth Account		—			74			—
LargeCap Growth Fund II		—			2			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			873			—
MidCap Blend Account		—			18			—
MidCap Growth Fund III		—			6			—
Money Market Account		—			—			—
Preferred Securities Fund		34			—			—
Principal Capital Appreciation Account		—			11			—
Real Estate Securities Account		—			11			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund		—			94			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		—			—			—
	$ 140		$ 993			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

117

		Schedule of Investments
	SAM Flexible Income Portfolio
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 22.40%
Global Diversified Income Fund (a)	920,783 $	12,495
Global Real Estate Securities Fund (a)	284,881	2,162
High Yield Fund (a)	1,347,064	10,884
LargeCap Blend Fund II (a)	335,903	3,400
LargeCap Growth Fund II (a)	242,807	2,122
Preferred Securities Fund (a)	1,287,577	13,018
SmallCap Growth Fund I (a),(b)	63,927	767
SmallCap Value Fund (a)	82,832	1,325
	$ 46,173
Principal Variable Contracts Funds, Inc. Class 1 - 77.57%
Diversified International Account (a)	483,349	6,230
Equity Income Account (a)	1,165,706	18,185
Government & High Quality Bond Account (a)	4,638,633	48,056
Income Account (a)	4,703,946	48,310
International Emerging Markets Account (a)	122,599	2,184
LargeCap Growth Account (a)	132,384	2,069
LargeCap Value Account (a)	136,486	3,542
LargeCap Value Account III (a)	407,821	4,160
MidCap Blend Account (a)	79,047	3,269
Principal Capital Appreciation Account (a)	170,618	3,866
Real Estate Securities Account (a)	244,669	3,445
Short-Term Income Account (a)	6,544,714	16,558
	$ 159,874
TOTAL INVESTMENT COMPANIES	$ 206,047
Total Investments	$ 206,047
Other Assets in Excess of Liabilities, Net - 0.03%	$ 65
TOTAL NET ASSETS - 100.00%	$ 206,112

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 16,863
Unrealized Depreciation		(53)
Net Unrealized Appreciation (Depreciation)	$ 16,810
Cost for federal income tax purposes	$ 189,237
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		72.45%
Domestic Equity Funds		22.39%
International Equity Funds		5.13%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes

118

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	505,236	$ 5,066	318	$ 4	22,205	$ 283	483,349	$ 4,814
Equity Income Account	1,287,685	16,206	—	—	121,979	1,860	1,165,706	14,415
Global Diversified Income Fund	932,357	12,453	14,065	188	25,639	345	920,783	12,294
Global Real Estate Securities Fund	288,883	2,083	3,598	26	7,600	57	284,881	2,052
Government & High Quality Bond	4,694,825	47,186	58,688	605	114,880	1,181	4,638,633	46,598
Account
High Yield Fund	1,416,699	9,477	42,834	344	112,469	907	1,347,064	8,964
Income Account	4,708,069	45,966	110,732	1,134	114,855	1,166	4,703,946	45,862
International Emerging Markets	122,213	1,189	1,027	18	641	11	122,599	1,199
Account
LargeCap Blend Fund II	314,731	2,933	35,970	351	14,798	147	335,903	3,143
LargeCap Growth Account	135,731	1,143	259	4	3,606	54	132,384	1,118
LargeCap Growth Fund II	249,435	1,305	—	—	6,628	56	242,807	1,267
LargeCap Value Account	—	—	136,486	3,550	—	—	136,486	3,550
LargeCap Value Account III	770,384	5,956	3,578	35	366,141	3,737	407,821	2,909
MidCap Blend Account	83,779	2,207	—	—	4,732	186	79,047	2,055
Preferred Securities Fund	1,324,246	9,422	35,325	352	71,994	724	1,287,577	9,059
Principal Capital Appreciation	135,368	2,014	36,293	792	1,043	22	170,618	2,784
Account
Real Estate Securities Account	252,870	2,615	1,313	18	9,514	130	244,669	2,502
Short-Term Income Account	6,423,483	15,648	269,432	681	148,201	374	6,544,714	15,956
SmallCap Growth Fund I	63,723	638	204	3	—	—	63,927	641
SmallCap Value Fund	86,822	1,254	—	—	3,990	62	82,832	1,195
		$ 184,761		$ 8,105		$ 11,302		$ 182,377

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ 27			$ —
Equity Income Account		—			69			—
Global Diversified Income Fund		160			(2)			—
Global Real Estate Securities Fund		8			—			—
Government & High Quality Bond Account		—			(12)			—
High Yield Fund		213			50			—
Income Account		—			(72)			—
International Emerging Markets Account		—			3			—
LargeCap Blend Fund II		—			6			—
LargeCap Growth Account		—			25			—
LargeCap Growth Fund II		—			18			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			655			—
MidCap Blend Account		—			34			—
Preferred Securities Fund		198			9			—
Principal Capital Appreciation Account		—			—			—
Real Estate Securities Account		—			(1)			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		—			3			—
	$ 579		$ 813			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

119

		Schedule of Investments
	SAM Strategic Growth Portfolio
		March 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 23.92%
Global Real Estate Securities Fund (a)	415,147 $	3,151
LargeCap Blend Fund II (a)	809,125	8,189
LargeCap Growth Fund II (a)	758,610	6,630
MidCap Growth Fund III (a),(b)	522,258	6,079
SmallCap Growth Fund I (a),(b)	707,074	8,485
SmallCap Value Fund (a)	257,262	4,116
SmallCap Value Fund II (a)	193,830	2,024
	$ 38,674
Principal Variable Contracts Funds, Inc. Class 1 - 76.10%
Diversified International Account (a)	1,652,355	21,299
Equity Income Account (a)	2,326,969	36,301
Government & High Quality Bond Account (a)	72,697	753
International Emerging Markets Account (a)	424,064	7,552
LargeCap Growth Account (a)	820,771	12,829
LargeCap Value Account (a)	240,292	6,235
LargeCap Value Account III (a)	772,911	7,884
MidCap Blend Account (a)	191,051	7,902
Principal Capital Appreciation Account (a)	933,268	21,148
Real Estate Securities Account (a)	81,985	1,154
	$ 123,057
TOTAL INVESTMENT COMPANIES	$ 161,731
Total Investments	$ 161,731
Liabilities in Excess of Other Assets, Net - (0.02)%	$ (40)
TOTAL NET ASSETS - 100.00%	$ 161,691

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 22,528
Unrealized Depreciation		(2,393)
Net Unrealized Appreciation (Depreciation)	$ 20,135
Cost for federal income tax purposes	$ 141,596
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.76%
International Equity Funds		19.79%
Fixed Income Funds		0.47%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

120

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2011 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	2011	2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,647,428	$ 21,665	36,731	$ 469	31,804	$ 404	1,652,355	$ 21,552
Equity Income Account	2,360,565	29,992	24,197	366	57,793	874	2,326,969	29,489
Global Real Estate Securities Fund	407,284	2,934	12,633	94	4,770	36	415,147	2,992
Government & High Quality Bond	69,702	742	2,995	31	—	—	72,697	773
Account
International Emerging Markets	410,310	6,458	16,304	282	2,550	44	424,064	6,687
Account
LargeCap Blend Fund II	781,418	7,194	52,921	524	25,214	247	809,125	7,474
LargeCap Growth Account	803,188	8,623	32,442	499	14,859	228	820,771	8,893
LargeCap Growth Fund II	729,589	4,480	40,989	350	11,968	101	758,610	4,728
LargeCap Value Account	—	—	240,292	6,250	—	—	240,292	6,250
LargeCap Value Account III	1,354,676	11,269	44,727	443	626,492	6,399	772,911	5,909
MidCap Blend Account	189,621	5,939	4,700	185	3,270	126	191,051	5,998
MidCap Growth Fund III	517,662	5,274	11,835	132	7,239	80	522,258	5,325
Principal Capital Appreciation	929,403	15,628	18,255	405	14,390	317	933,268	15,714
Account
Real Estate Securities Account	83,926	640	—	—	1,941	26	81,985	623
Short-Term Income Account	142	—	—	—	142	—	—	—
SmallCap Growth Fund I	682,589	7,047	33,724	384	9,239	102	707,074	7,327
SmallCap Value Fund	254,840	3,758	7,137	111	4,715	72	257,262	3,796
SmallCap Value Fund II	158,315	1,427	38,103	382	2,588	25	193,830	1,784
		$ 133,070		$ 10,907		$ 9,081		$ 135,314

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Diversified International Account	$ —		$ (178)			$ —
Equity Income Account		—			5			—
Global Real Estate Securities Fund		12			—			—
Government & High Quality Bond Account		—			—			—
International Emerging Markets Account		—			(9)			—
LargeCap Blend Fund II		—			3			—
LargeCap Growth Account		—			(1)			—
LargeCap Growth Fund II		—			(1)			—
LargeCap Value Account		—			—			—
LargeCap Value Account III		—			596			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			(1)			—
Principal Capital Appreciation Account		—			(2)			—
Real Estate Securities Account		—			9			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			(2)			—
SmallCap Value Fund		—			(1)			—
SmallCap Value Fund II		—			—			—
	$ 12		$ 418			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

121

Schedule of Investments
Short-Term Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 95.24%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.18%			Chemicals (continued)
General Dynamics Corp			Dow Chemical Co/The
1.80%, 07/15/2011	$ 400	$ 402	7.60%, 05/15/2014	$ 1,750	$ 2,022
			EI du Pont de Nemours & Co
Automobile Asset Backed Securities - 0.19%			3.25%, 01/15/2015	625	648
Ford Credit Auto Lease Trust			5.00%, 07/15/2013	500	540
1.04%, 03/15/2013(a)	69	69	PPG Industries Inc
Ford Credit Auto Owner Trust			5.75%, 03/15/2013	2,000	2,157
3.96%, 04/15/2012	68	69			$ 8,576
5.47%, 09/15/2012(b)	200	203	Commercial Services - 0.97%
Nissan Auto Receivables Owner Trust			Western Union Co/The
4.28%, 07/15/2013	95	96	5.40%, 11/17/2011	800	823
		$ 437	Yale University
Automobile Floor Plan Asset Backed Securities - 0.09%			2.90%, 10/15/2014	1,330	1,374
Nissan Master Owner Trust Receivables					$ 2,197
1.41%, 01/15/2015(a),(b)	200	202	Computers - 1.68%
			Hewlett-Packard Co
Banks - 20.25%			1.25%, 09/13/2013	1,500	1,496
American Express Bank FSB			4.25%, 02/24/2012	750	775
5.50%, 04/16/2013	2,000	2,145	International Business Machines Corp
Bank of America Corp			2.10%, 05/06/2013	1,500	1,531
4.50%, 04/01/2015	1,750	1,817			$ 3,802
Bank of New York Mellon Corp/The			Diversified Financial Services - 12.48%
2.95%, 06/18/2015	3,060	3,116	American Express Credit Corp
Barclays Bank PLC			2.75%, 09/15/2015	1,000	982
2.50%, 01/23/2013	2,125	2,162	5.88%, 05/02/2013	1,000	1,080
Citigroup Inc			American Honda Finance Corp
5.50%, 08/27/2012	700	738	1.63%, 09/20/2013(a)	1,500	1,494
6.00%, 12/13/2013	2,000	2,175	2.38%, 03/18/2013(a)	900	913
6.50%, 08/19/2013	1,500	1,640	4.63%, 04/02/2013(a)	1,000	1,058
Commonwealth Bank of Australia			BlackRock Inc
2.13%, 03/17/2014(a)	2,500	2,494	2.25%, 12/10/2012	3,000	3,057
3.75%, 10/15/2014(a)	1,750	1,817	Countrywide Financial Corp
Goldman Sachs Group Inc/The			5.80%, 06/07/2012	2,000	2,104
3.70%, 08/01/2015	1,000	1,007	ERAC USA Finance LLC
5.25%, 10/15/2013	1,000	1,074	2.75%, 07/01/2013(a)	2,750	2,784
6.00%, 05/01/2014	1,300	1,428	5.60%, 05/01/2015(a)	750	816
ING Bank NV			5.80%, 10/15/2012(a)	500	531
4.00%, 03/15/2016(a)	2,750	2,746	FMR LLC
JP Morgan Chase & Co			4.75%, 03/01/2013(a)	3,000	3,129
2.20%, 06/15/2012	1,000	1,022	Franklin Resources Inc
3.70%, 01/20/2015	2,400	2,469	2.00%, 05/20/2013	2,500	2,527
5.38%, 10/01/2012	750	796	General Electric Capital Corp
5.60%, 06/01/2011	600	605	2.80%, 01/08/2013	2,500	2,558
Lloyds TSB Bank PLC			3.50%, 06/29/2015	500	511
4.88%, 01/21/2016	2,750	2,836	5.72%, 08/22/2011	800	812
Morgan Stanley			Jefferies Group Inc
1.95%, 06/20/2012	500	509	5.88%, 06/08/2014	1,500	1,617
2.88%, 01/24/2014	2,000	2,005	MassMutual Global Funding II
3.45%, 11/02/2015	500	492	2.30%, 09/28/2015(a)	1,500	1,452
5.63%, 01/09/2012	500	519	Toyota Motor Credit Corp
6.00%, 05/13/2014	1,500	1,632	3.20%, 06/17/2015	750	762
6.00%, 04/28/2015	500	545			$ 28,187
Regions Bank/Birmingham AL			Electric - 1.75%
3.25%, 12/09/2011	500	510	Commonwealth Edison Co
Santander US Debt SA Unipersonal			5.40%, 12/15/2011	750	775
2.49%, 01/18/2013(a)	1,250	1,227
			LG&E and KU Energy LLC
Wells Fargo & Co			2.13%, 11/15/2015(a)	500	475
3.63%, 04/15/2015	1,350	1,392	Nisource Finance Corp
4.38%, 01/31/2013	750	790	6.15%, 03/01/2013	500	542
Westpac Banking Corp			Oncor Electric Delivery Co LLC
2.25%, 11/19/2012	2,000	2,034	5.95%, 09/01/2013	1,250	1,364
3.00%, 08/04/2015	2,000	1,995	6.38%, 05/01/2012	750	788
		$ 45,737			$ 3,944
Chemicals - 3.80%			Finance - Mortgage Loan/Banker - 2.22%
Air Products & Chemicals Inc			Fannie Mae
4.15%, 02/01/2013	200	208	1.38%, 04/28/2011	5,000	5,005
Airgas Inc
3.25%, 10/01/2015	3,000	3,001

See accompanying notes

122

Schedule of Investments
Short-Term Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 1.05%			Iron & Steel (continued)
Corn Products International Inc			Nucor Corp
3.20%, 11/01/2015	$ 1,500 $	1,497	5.00%, 12/01/2012	$ 1,230 $	1,306
General Mills Inc				$ 2,803
8.02%, 02/05/2013	350	387	Manufactured Housing Asset Backed Securities - 0.04%
Sara Lee Corp			Green Tree Financial Corp
2.75%, 09/15/2015	500	495	7.70%, 09/15/2026	65	61
	$ 2,379		Mid-State Trust
Gas - 0.46%			8.33%, 04/01/2030	33	34
Florida Gas Transmission Co LLC				$ 95
4.00%, 07/15/2015(a)	500	511	Media - 1.08%
Sempra Energy			DIRECTV Holdings LLC / DIRECTV Financing
6.00%, 02/01/2013	500	535	Co Inc
	$ 1,046		3.55%, 03/15/2015	500	511
Healthcare - Services - 0.19%			6.38%, 06/15/2015	1,350	1,395
UnitedHealth Group Inc			Time Warner Cable Inc
4.88%, 02/15/2013	400	425	5.40%, 07/02/2012	500	526
				$ 2,432
Home Equity Asset Backed Securities - 4.73%			Mining - 0.89%
ACE Securities Corp			Anglo American Capital PLC
0.59%, 05/25/2035(b)	1,091	1,006	2.15%, 09/27/2013(a)	1,500	1,512
0.70%, 04/25/2035(b)	1,012	995	Vulcan Materials Co
Aegis Asset Backed Securities Trust			5.60%, 11/30/2012	475	492
0.73%, 03/25/2035(b)	787	777		$ 2,004
Bayview Financial Acquisition Trust			Miscellaneous Manufacturing - 0.71%
0.48%, 11/28/2036(b)	75	70	Cargill Inc
6.04%, 11/28/2036	989	991	5.20%, 01/22/2013(a)	1,500	1,602
Home Equity Asset Trust
0.68%, 10/25/2035(b)	248	247	Mortgage Backed Securities - 11.66%
Morgan Stanley ABS Capital I			Adjustable Rate Mortgage Trust
1.00%, 01/25/2035(b)	1,100	1,085	1.05%, 03/25/2035(b)	289	287
New Century Home Equity Loan Trust			1.39%, 02/25/2035(b)	21	20
0.73%, 07/25/2035(b)	2,000	1,723	Banc of America Alternative Loan Trust
4.76%, 11/25/2033	69	68	5.00%, 12/25/2018	721	729
Residential Asset Securities Corp			Banc of America Funding Corp
4.47%, 03/25/2032	745	748	0.33%, 07/20/2036(b)	13	13
4.59%, 08/25/2031	46	45	Banc of America Mortgage Securities Inc
Wells Fargo Home Equity Trust			4.75%, 02/25/2035	276	276
0.67%, 05/25/2034(b)	282	244	5.00%, 02/25/2020	468	478
5.00%, 05/25/2034	2,636	2,680	5.00%, 08/25/2020	206	207
	$ 10,679		5.00%, 05/25/2034	256	257
Insurance - 5.19%			5.25%, 10/25/2034	238	241
Aspen Insurance Holdings Ltd			BCAP LLC Trust
6.00%, 08/15/2014	1,000	1,064	5.25%, 06/26/2037(a)	388	391
Berkshire Hathaway Finance Corp			Bear Stearns Alt-A Trust
1.50%, 01/10/2014	500	499	0.53%, 07/25/2035(b)	16	11
Berkshire Hathaway Inc			Bear Stearns Commercial Mortgage Securities
2.13%, 02/11/2013	1,250	1,277	7.00%, 05/20/2030	1,446	1,502
Fidelity National Financial Inc			Cendant Mortgage Corp
7.30%, 08/15/2011	600	612	4.97%, 06/25/2034(b)	350	357
MetLife Inc			Chase Mortgage Finance Corp
2.38%, 02/06/2014	1,500	1,502	5.00%, 03/25/2018	262	272
Metropolitan Life Global Funding I			5.50%, 05/25/2035	139	138
2.50%, 01/11/2013(a)	725	737	Citicorp Mortgage Securities Inc
2.88%, 09/17/2012(a)	250	255	4.50%, 09/25/2034(b)	251	251
5.13%, 04/10/2013(a)	250	267	5.25%, 02/25/2035	316	320
5.13%, 06/10/2014(a)	750	813	Countrywide Alternative Loan Trust
New York Life Global Funding			6.00%, 02/25/2017	284	291
2.25%, 12/14/2012(a)	750	765	Countrywide Asset-Backed Certificates
3.00%, 05/04/2015(a)	750	759	0.53%, 11/25/2035(b)	11	10
4.65%, 05/09/2013(a)	1,000	1,065	Countrywide Home Loan Mortgage Pass Through
5.25%, 10/16/2012(a)	750	799	Trust
Prudential Financial Inc			4.50%, 01/25/2019(b)	461	471
3.63%, 09/17/2012	750	772	4.50%, 08/25/2033	303	306
5.15%, 01/15/2013	500	529	4.75%, 01/25/2019	450	461
	$ 11,715		4.75%, 01/25/2019	441	453
Iron & Steel - 1.24%			5.00%, 11/25/2018	723	746
ArcelorMittal			5.00%, 09/25/2019	393	399
3.75%, 03/01/2016	1,500	1,497	5.00%, 06/25/2034	372	375
			5.00%, 08/25/2034	294	296

See accompanying notes

123

Schedule of Investments
Short-Term Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas Services - 0.95%
Countrywide Home Loan Mortgage Pass Through			Weatherford International Ltd
Trust (continued)			5.50%, 02/15/2016	$ 2,000 $	2,148
5.25%, 10/25/2034	$ 757 $	777
Credit Suisse First Boston Mortgage Securities			Other Asset Backed Securities - 2.63%
Corp			Ameriquest Mortgage Securities Inc
1.21%, 05/25/2034(b)	204	194	0.45%, 08/25/2035(b)	461	444
5.00%, 09/25/2019	104	104	Carrington Mortgage Loan Trust
5.00%, 10/25/2019	686	691	0.53%, 12/25/2035(b)	500	477
Fannie Mae			Countrywide Asset-Backed Certificates
0.55%, 02/25/2032(b)	37	37	0.32%, 05/25/2028(b)	138	137
5.00%, 11/25/2035	219	233	0.65%, 08/25/2034(b)	1,404	1,376
6.00%, 02/25/2031	1,024	1,043	0.90%, 12/25/2034(b)	1,707	1,675
Freddie Mac			First Franklin Mortgage Loan Asset Backed
0.65%, 07/15/2023(b)	184	184	Certificates
0.70%, 06/15/2023(b)	42	42	0.53%, 10/25/2035(b)	1,569	1,532
6.00%, 09/15/2029	303	308	Green Tree Home Improvement Loan Trust
Ginnie Mae			7.45%, 09/15/2025	6	5
4.50%, 08/20/2032	144	151	Marriott Vacation Club Owner Trust
GMAC Mortgage Corp Loan Trust			5.81%, 10/20/2029(a)	61	64
5.25%, 07/25/2034	176	177	Merrill Lynch First Franklin Mortgage Loan Trust
GSR Mortgage Loan Trust			0.95%, 10/25/2037(b)	228	223
0.55%, 03/25/2035(b)	743	732		$ 5,933
5.00%, 08/25/2019	459	470	Pharmaceuticals - 1.59%
JP Morgan Mortgage Trust			Abbott Laboratories
5.00%, 09/25/2034	283	292	2.70%, 05/27/2015	1,500	1,524
Mastr Adjustable Rate Mortgages Trust			Novartis Capital Corp
0.69%, 08/25/2034(b)	378	374	2.90%, 04/24/2015	500	511
MASTR Alternative Loans Trust			Pfizer Inc
5.00%, 09/25/2019	1,316	1,329	4.45%, 03/15/2012	1,500	1,556
MASTR Asset Securitization Trust				$ 3,591
0.75%, 01/25/2034(b)	97	97	Pipelines - 1.26%
5.25%, 12/25/2033	2,747	2,803	Enterprise Products Operating LLC
Prime Mortgage Trust			3.70%, 06/01/2015	1,250	1,288
5.25%, 07/25/2020(b)	1,603	1,643	Plains All American Pipeline LP / PAA Finance
Residential Accredit Loans Inc			Corp
5.00%, 12/26/2018	1,508	1,530	3.95%, 09/15/2015	1,500	1,547
5.00%, 03/25/2019	454	460		$ 2,835
5.50%, 08/25/2033	374	386	Publicly Traded Investment Fund - 0.45%
6.00%, 11/25/2032	184	187	CDP Financial Inc
Residential Asset Securitization Trust			3.00%, 11/25/2014(a)	1,000	1,019
4.75%, 02/25/2019	189	196
Structured Asset Securities Corp			Real Estate - 1.64%
4.50%, 02/25/2033	123	124	WCI Finance LLC / WEA Finance LLC
WaMu Mortgage Pass Through Certificates			5.40%, 10/01/2012(a)	2,500	2,645
0.50%, 11/25/2045(b)	3	2
			WT Finance Aust Pty Ltd / Westfield Capital /
5.00%, 09/25/2018	269	278	WEA Finance LLC
Wells Fargo Mortgage Backed Securities Trust			5.13%, 11/15/2014(a)	1,000	1,069
4.50%, 08/25/2018	379	395		$ 3,714
4.75%, 11/25/2018	261	269	REITS - 7.77%
4.75%, 12/25/2018	224	228	Arden Realty LP
5.00%, 11/25/2020	76	79	5.25%, 03/01/2015	500	537
5.50%, 05/25/2035	956	954	AvalonBay Communities Inc
5.75%, 10/25/2036(b)	4	4
			5.50%, 01/15/2012	2,750	2,843
	$ 26,331		BioMed Realty LP
Oil & Gas - 4.33%			3.85%, 04/15/2016	1,500	1,484
BP Capital Markets PLC			Duke Realty LP
3.13%, 10/01/2015	1,000	1,006	6.25%, 05/15/2013	750	812
3.63%, 05/08/2014	1,500	1,558	ERP Operating LP
5.25%, 11/07/2013	2,000	2,163	5.50%, 10/01/2012	700	741
Ensco PLC			6.63%, 03/15/2012	2,000	2,103
3.25%, 03/15/2016	1,750	1,744	HCP Inc
Petrobras International Finance Co - Pifco			2.70%, 02/01/2014	400	401
3.88%, 01/27/2016	1,750	1,762	Health Care REIT Inc
Shell International Finance BV			5.88%, 05/15/2015	1,000	1,091
3.10%, 06/28/2015	750	768	6.00%, 11/15/2013	2,500	2,723
Total Capital SA			Healthcare Realty Trust Inc
3.00%, 06/24/2015	750	765	5.13%, 04/01/2014	1,250	1,320
	$ 9,766		Nationwide Health Properties Inc
			6.25%, 02/01/2013	2,500	2,671

See accompanying notes

124

Schedule of Investments
Short-Term Income Account
March 31, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA) (continued)
Nationwide Health Properties Inc (continued)			6.50%, 01/01/2014(d)	$ 10	$ 11
6.50%, 07/15/2011	$ 800	$ 812	8.00%, 05/01/2027(d)	57	66
		$ 17,538	8.50%, 11/01/2017(d)	6	7
Retail - 1.11%					$ 1,304
Wal-Mart Stores Inc			Government National Mortgage Association (GNMA) - 0.04%
1.50%, 10/25/2015	1,000	956	9.00%, 12/15/2020	5	6
2.88%, 04/01/2015	1,000	1,024	9.00%, 04/20/2025	1	1
3.20%, 05/15/2014	500	524	10.00%, 09/15/2018	4	4
		$ 2,504	10.00%, 09/15/2018	4	4
Savings & Loans - 0.00%			10.00%, 02/15/2019	28	32
Washington Mutual Bank / Henderson NV			10.00%, 05/15/2020	13	15
0.00%, 01/15/2013(c)	200	—	10.00%, 06/15/2020	9	11
			10.00%, 12/15/2020	1	1
Software - 0.23%			10.00%, 02/15/2025	4	5
Microsoft Corp			10.00%, 04/15/2025	1	1
2.95%, 06/01/2014	500	520	11.00%, 12/15/2015	1	1
			11.00%, 12/15/2015	2	3
Student Loan Asset Backed Securities - 0.23%					$ 84
SLM Student Loan Trust			U.S. Treasury - 0.17%
1.40%, 10/25/2016(b)	524	530	1.00%, 12/31/2011(e)	396	398

Telecommunications - 1.79%			TOTAL U.S. GOVERNMENT &
AT&T Inc			GOVERNMENT AGENCY OBLIGATIONS		$ 3,464
2.50%, 08/15/2015	1,000	993		Maturity
4.95%, 01/15/2013	475	506		Amount
Verizon Communications Inc			REPURCHASE AGREEMENTS - 0.28%	(000's)	Value (000's)
1.95%, 03/28/2014	1,250	1,251	Banks - 0.28%
Verizon New Jersey Inc			Investment in Joint Trading Account; Credit Suisse $	111	$ 112
5.88%, 01/17/2012	1,250	1,299	Repurchase Agreement; 0.12% dated
		$ 4,049	03/31/11 maturing 04/01/11 (collateralized by
Textiles - 0.22%			US Treasury Notes; $113,605; 2.50% -
Mohawk Industries Inc			3.13%; dated 06/30/17 - 05/15/19)
7.20%, 04/15/2012	475	498	Investment in Joint Trading Account; Deutsche	60	60
			Bank Repurchase Agreement; 0.15% dated
Transportation - 0.19%			03/31/11 maturing 04/01/11 (collateralized by
United Parcel Service Inc			Sovereign Agency Issues; $61,408; 0.80% -
4.50%, 01/15/2013	400	425	1.38%; dated 06/08/12 - 11/19/13)
			Investment in Joint Trading Account; JP Morgan	105	105
TOTAL BONDS		$ 215,070	Repurchase Agreement; 0.07% dated
	Principal		03/31/11 maturing 04/01/11 (collateralized by
U.S. GOVERNMENT & GOVERNMENT	Amount		US Treasury Notes; $107,464; 0.38% -
AGENCY OBLIGATIONS - 1.53%	(000's)	Value (000's)	4.38%; dated 04/29/11 - 07/15/13)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.74%			Investment in Joint Trading Account; Merrill	256	256
2.47%, 11/01/2021(b),(d)	$ 3	$ 3	Lynch Repurchase Agreement; 0.05% dated
2.58%, 09/01/2035(b),(d)	94	99	03/31/11 maturing 04/01/11 (collateralized by
5.50%, 11/01/2017(d)	1,397	1,516	Sovereign Agency Issues; $260,984; 0.00% -
6.00%, 05/01/2017(d)	52	56	8.63%; dated 06/27/11 - 09/15/60)
9.50%, 08/01/2016(d)	3	4	Investment in Joint Trading Account; Morgan	90	90
		$ 1,678	Stanley Repurchase Agreement; 0.05% dated
Federal National Mortgage Association (FNMA) - 0.58%			03/31/11 maturing 04/01/11 (collateralized by
2.07%, 04/01/2033(b),(d)	244	254	Sovereign Agency Issues; $92,112; 1.30% -
2.30%, 11/01/2022(b),(d)	1	1	2.00%; dated 05/25/12 - 11/10/16)
2.35%, 12/01/2032(b),(d)	58	61			$ 623
2.49%, 01/01/2035(b),(d)	29	31	TOTAL REPURCHASE AGREEMENTS		$ 623
2.50%, 01/01/2035(b),(d)	83	87	Total Investments		$ 219,157
2.51%, 02/01/2037(b),(d)	139	146	Other Assets in Excess of Liabilities, Net - 2.95%		$ 6,659
2.54%, 11/01/2032(b),(d)	18	19	TOTAL NET ASSETS - 100.00%		$ 225,816
2.55%, 02/01/2035(b),(d)	16	17
2.69%, 08/01/2034(b),(d)	49	51
2.72%, 07/01/2034(b),(d)	111	117	(a)		Security exempt from registration under Rule 144A of the Securities Act of
2.75%, 12/01/2033(b),(d)	33	34	1933. These securities may be resold in transactions exempt from
3.80%, 01/01/2019(b),(d)	1	1	registration, normally to qualified institutional buyers. Unless otherwise
4.00%, 05/01/2019(d)	320	331	indicated, these securities are not considered illiquid. At the end of the
4.49%, 11/01/2035(b),(d)	6	6	period, the value of these securities totaled $35,480 or 15.71% of net
4.50%, 05/01/2011(d)	11	11	assets.
4.50%, 07/01/2011(d)	40	40	(b)	Variable Rate. Rate shown is in effect at March 31, 2011.
5.61%, 04/01/2019(b),(d)	3	3	(c) Non-Income Producing Security
6.50%, 01/01/2014(d)	9	10	(d)		This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.

See accompanying notes

125

Schedule of Investments
Short-Term Income Account
March 31, 2011 (unaudited)

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.10% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 2,715
Unrealized Depreciation		(840)
Net Unrealized Appreciation (Depreciation)		$ 1,875
Cost for federal income tax purposes		$ 217,282
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		48.06%
Mortgage Securities		13.02%
Asset Backed Securities		7.91%
Energy		6.54%
Basic Materials		5.93%
Consumer, Non-cyclical		3.80%
Communications		2.87%
Government		2.39%
Utilities		2.21%
Technology		1.91%
Consumer, Cyclical		1.33%
Industrial		1.08%
Other Assets in Excess of Liabilities, Net		2.95%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2011	Short	200	$ 23,347	$ 23,358	$ (11)
					$ (11)

All dollar amounts are shown in thousands (000's)

See accompanying notes

126

Schedule of Investments
SmallCap Blend Account
March 31, 2011 (unaudited)

COMMON STOCKS - 96.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.83%			Consumer Products (continued)
Esterline Technologies Corp (a)	5,725 $	405	Tupperware Brands Corp	3,680 $	220
HEICO Corp	6,490	406		$ 596
LMI Aerospace Inc (a)	4,150	84	Cosmetics & Personal Care - 0.12%
Moog Inc (a)	11,440	525	Inter Parfums Inc	3,720	69
Triumph Group Inc	2,450	216
	$ 1,636		Distribution & Wholesale - 0.42%
Airlines - 0.98%			Brightpoint Inc (a)	22,200	241
Alaska Air Group Inc (a)	8,910	565
			Diversified Financial Services - 1.28%
Apparel - 1.69%			Calamos Asset Management Inc	15,200	252
Perry Ellis International Inc (a)	10,047	276	MarketAxess Holdings Inc	12,340	299
Steven Madden Ltd (a)	6,664	313	optionsXpress Holdings Inc	10,400	190
Warnaco Group Inc/The (a)	6,746	386		$ 741
	$ 975		Electric - 2.82%
Automobile Parts & Equipment - 1.20%			Ameresco Inc (a)	21,020	297
Dana Holding Corp (a)	22,020	383	Avista Corp	16,820	389
Tenneco Inc (a)	7,260	308	IDACORP Inc	5,470	209
	$ 691		NorthWestern Corp	10,690	324
Banks - 4.61%			Unisource Energy Corp	11,320	409
CapitalSource Inc	53,320	375		$ 1,628
Chemical Financial Corp	3,700	74	Electrical Components & Equipment - 0.96%
Community Bank System Inc	10,020	243	Belden Inc	9,830	369
Community Trust Bancorp Inc	2,830	78	EnerSys (a)	4,640	185
Eagle Bancorp Inc (a)	5,040	71		$ 554
East West Bancorp Inc	14,071	309	Electronics - 2.22%
Financial Institutions Inc	4,202	74	Brady Corp	8,730	311
First of Long Island Corp/The	2,460	68	CTS Corp	9,810	106
NBT Bancorp Inc	7,530	172	LaBarge Inc (a)	4,904	87
Signature Bank/New York NY (a)	9,240	521	OSI Systems Inc (a)	7,800	293
Southwest Bancorp Inc/Stillwater OK (a)	6,090	86	Rofin-Sinar Technologies Inc (a)	12,300	486
Washington Banking Co	5,520	78		$ 1,283
Webster Financial Corp	17,880	383	Engineering & Construction - 0.70%
West Coast Bancorp/OR (a)	37,660	131	MasTec Inc (a)	19,500	406
	$ 2,663
Biotechnology - 2.10%			Environmental Control - 0.26%
Acorda Therapeutics Inc (a)	7,040	163	Tetra Tech Inc (a)	5,990	148
Arqule Inc (a)	19,280	138
Cytokinetics Inc (a)	56,874	85	Food - 1.42%
Exelixis Inc (a)	15,840	179	Fresh Del Monte Produce Inc	7,170	187
Human Genome Sciences Inc (a)	8,923	245	Fresh Market Inc/The (a)	6,880	260
Incyte Corp (a)	10,670	169	TreeHouse Foods Inc (a)	6,600	375
Momenta Pharmaceuticals Inc (a)	14,481	230		$ 822
	$ 1,209		Forest Products & Paper - 0.62%
Chemicals - 1.30%			Domtar Corp	3,920	360
Kraton Performance Polymers Inc (a)	1,166	45
NewMarket Corp	720	114	Gas - 0.55%
WR Grace & Co (a)	15,390	589	Southwest Gas Corp	8,150	318
	$ 748
Commercial Services - 6.31%			Hand & Machine Tools - 0.84%
Kenexa Corp (a)	11,273	311	Franklin Electric Co Inc	10,490	485
On Assignment Inc (a)	10,920	103
Parexel International Corp (a)	29,550	736	Healthcare - Products - 1.10%
Rent-A-Center Inc/TX	14,680	512	Bruker BioSciences Corp (a)	6,900	144
RSC Holdings Inc (a)	24,970	359	Cantel Medical Corp	7,280	187
SFN Group Inc (a)	9,640	136	Orthofix International NV (a)	9,434	306
Sotheby's	10,250	539		$ 637
Team Inc (a)	10,920	287	Healthcare - Services - 4.52%
TeleTech Holdings Inc (a)	16,790	325	AMERIGROUP Corp (a)	7,170	461
Valassis Communications Inc (a)	11,380	332	Centene Corp (a)	4,650	153
	$ 3,640		Ensign Group Inc/The	9,360	299
Computers - 3.13%			Gentiva Health Services Inc (a)	11,644	326
CACI International Inc (a)	8,600	527	Healthsouth Corp (a)	22,720	567
Fortinet Inc (a)	12,400	546	Kindred Healthcare Inc (a)	14,860	355
Manhattan Associates Inc (a)	13,460	440	Magellan Health Services Inc (a)	9,160	450
Syntel Inc	5,660	296		$ 2,611
	$ 1,809		Insurance - 1.96%
Consumer Products - 1.03%			Delphi Financial Group Inc	9,250	284
Helen of Troy Ltd (a)	6,010	177	Montpelier Re Holdings Ltd ADR	30,630	541
Prestige Brands Holdings Inc (a)	17,350	199	OneBeacon Insurance Group Ltd	4,540	61

See accompanying notes

127

Schedule of Investments
SmallCap Blend Account
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS - 7.19%
Primerica Inc	9,510 $	243	Agree Realty Corp	2,700 $	61
	$ 1,129		Ashford Hospitality Trust Inc	30,690	338
Internet - 2.63%			Entertainment Properties Trust	7,356	344
Ancestry.com Inc (a)	8,625	306	First Potomac Realty Trust	10,500	165
comScore Inc (a)	11,530	340	Hersha Hospitality Trust	73,577	437
Liquidity Services Inc (a)	16,280	291	Highwoods Properties Inc	9,440	331
TIBCO Software Inc (a)	21,350	582	Kilroy Realty Corp	17,210	668
	$ 1,519		Post Properties Inc	17,170	674
Investment Companies - 0.13%			PS Business Parks Inc	4,000	232
PennantPark Investment Corp	6,028	72	RAIT Financial Trust	199,630	491
			Washington Real Estate Investment Trust	13,150	409
Iron & Steel - 0.51%				$ 4,150
Schnitzer Steel Industries Inc	4,530	294	Retail - 6.58%
			ANN Inc (a)	10,070	293
Leisure Products & Services - 1.01%			Bravo Brio Restaurant Group Inc (a)	12,298	218
Polaris Industries Inc	6,670	580	Coinstar Inc (a)	5,550	255
			Dillard's Inc	11,660	468
Machinery - Diversified - 2.10%			DSW Inc (a)	7,420	296
Altra Holdings Inc (a)	15,750	372	Einstein Noah Restaurant Group Inc	4,723	77
Applied Industrial Technologies Inc	7,870	262	Finish Line Inc/The	7,190	143
Chart Industries Inc (a)	8,980	494	First Cash Financial Services Inc (a)	7,420	286
NACCO Industries Inc	741	82	Men's Wearhouse Inc	8,010	217
	$ 1,210		Pier 1 Imports Inc (a)	39,980	406
Metal Fabrication & Hardware - 1.18%			Ruby Tuesday Inc (a)	35,540	466
CIRCOR International Inc	6,060	285	Sally Beauty Holdings Inc (a)	17,990	252
LB Foster Co	4,620	199	Sonic Corp (a)	30,660	277
RBC Bearings Inc (a)	5,210	199	Vera Bradley Inc (a)	3,440	145
	$ 683			$ 3,799
Mining - 0.98%			Savings & Loans - 2.34%
Hecla Mining Co (a)	37,950	345	Danvers Bancorp Inc	3,269	70
Kaiser Aluminum Corp	4,430	218	ESSA Bancorp Inc	4,484	59
	$ 563		Investors Bancorp Inc (a)	12,850	191
Miscellaneous Manufacturing - 3.10%			Northwest Bancshares Inc	31,840	399
Actuant Corp	16,470	478	Oritani Financial Corp	18,640	236
CLARCOR Inc	8,830	397	Provident Financial Services Inc	20,230	300
Colfax Corp (a)	12,250	281	United Financial Bancorp Inc	5,600	93
ESCO Technologies Inc	4,750	181		$ 1,348
Koppers Holdings Inc	10,550	450	Semiconductors - 4.25%
	$ 1,787		Cabot Microelectronics Corp (a)	7,270	380
			Diodes Inc (a)	12,270	418
Office Furnishings - 0.89%			Entegris Inc (a)	51,770	454
Steelcase Inc	45,360	516	Hittite Microwave Corp (a)	5,930	378
			IXYS Corp (a)	13,880	186
Oil & Gas - 5.35%			Lattice Semiconductor Corp (a)	49,890	294
Callon Berry Petroleum Petroleum Co Co (a)	69,867 10,030	543 506	Microsemi Corp (a)	16,650	345
Clayton Williams Energy Inc (a)	4,370	462		$ 2,455
Georesources Inc (a)	14,520	454	Software - 2.68%
Gulfport Energy Corp (a)	17,670	639	Digi International Inc (a)	9,490	100
Swift Energy Co (a)	11,297	482	MicroStrategy Inc (a)	2,780	374
	$ 3,086		Quest Software Inc (a)	13,640	346
			SYNNEX Corp (a)	9,460	310
Oil & Gas Services - 1.13%			Taleo Corp (a)	11,660	416
CARBO Ceramics Inc	4,610	651
				$ 1,546
Packaging & Containers - 0.70%			Telecommunications - 3.38%
Rock-Tenn Co	5,850	406	Anaren Inc (a)	480	10
			Arris Group Inc (a)	38,309	488
Pharmaceuticals - 2.21%			Consolidated Communications Holdings Inc	11,710	219
Array BioPharma Inc (a)	26,640	82	InterDigital Inc	7,390	353
Catalyst Health Solutions Inc (a)	9,320	521	PAETEC Holding Corp (a)	45,020	150
Cornerstone Therapeutics Inc (a)	10,448	69	Plantronics Inc	10,210	374
Impax Laboratories Inc (a)	7,820	199	RF Micro Devices Inc (a)	55,920	358
Par Pharmaceutical Cos Inc (a)	8,360	260		$ 1,952
XenoPort Inc (a)	23,956	142	Transportation - 2.40%
	$ 1,273		Atlas Air Worldwide Holdings Inc (a)	4,430	309
Private Equity - 0.68%			Bristow Group Inc (a)	6,370	301
American Capital Ltd (a)	39,700	393	Celadon Group Inc (a)	6,500	105
			Heartland Express Inc	17,980	316
Publicly Traded Investment Fund - 0.17%			HUB Group Inc (a)	9,806	355
THL Credit Inc	7,270	99		$ 1,386
			TOTAL COMMON STOCKS	$ 55,732

See accompanying notes

128

Schedule of Investments
SmallCap Blend Account
March 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.74%	(000's)	Value (000's)
Banks - 1.74%
Investment in Joint Trading Account; Credit Suisse $	180	$ 180
Repurchase Agreement; 0.12% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $183,411; 2.50% -
3.13%; dated 06/30/17 - 05/15/19)
Investment in Joint Trading Account; Deutsche	97	97
Bank Repurchase Agreement; 0.15% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $99,142; 0.80% -
1.38%; dated 06/08/12 - 11/19/13)
Investment in Joint Trading Account; JP Morgan	170	170
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $173,498; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	413	413
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $421,352; 0.00% -
8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	146	146
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $148,712; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 1,006
TOTAL REPURCHASE AGREEMENTS		$ 1,006
Total Investments		$ 56,738
Other Assets in Excess of Liabilities, Net - 1.70%		$ 984
TOTAL NET ASSETS - 100.00%		$ 57,722

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 13,940
Unrealized Depreciation		(780)
Net Unrealized Appreciation (Depreciation)		$ 13,160
Cost for federal income tax purposes		$ 43,578
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20.09%
Consumer, Non-cyclical		18.81%
Industrial		17.30%
Consumer, Cyclical		12.77%
Technology		10.06%
Energy		6.48%
Communications		6.01%
Basic Materials		3.41%
Utilities		3.37%
Other Assets in Excess of Liabilities, Net		1.70%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	4	$ 312	$ 337	$ 25
					$ 25

All dollar amounts are shown in thousands (000's)

See accompanying notes

129

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS - 93.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.39%			Banks (continued)
APAC Customer Services Inc (a)	1,314 $	8	Trustco Bank Corp NY	159 $	1
Harte-Hanks Inc	973	11	Walker & Dunlop Inc (a)	10,662	129
Marchex Inc	17,403	137	Westamerica Bancorporation	329	17
Valuevision Media Inc (a)	14,457	92		$ 909
	$ 248		Beverages - 0.09%
Aerospace & Defense - 1.26%			Boston Beer Co Inc (a)	233	22
Aerovironment Inc (a)	440	15	Coca-Cola Bottling Co Consolidated	173	11
Astronics Corp (a)	359	9	National Beverage Corp	452	6
Cubic Corp	279	16	Peet's Coffee & Tea Inc (a)	269	13
Esterline Technologies Corp (a)	4,772	338	Primo Water Corp (a)	220	3
GenCorp Inc (a)	146	1		$ 55
HEICO Corp	782	49	Biotechnology - 1.33%
Kaman Corp	369	13	3SBio Inc ADR(a)	11,703	202
National Presto Industries Inc	127	14	Acorda Therapeutics Inc (a)	888	21
Teledyne Technologies Inc (a)	273	14	AMAG Pharmaceuticals Inc (a)	858	14
Triumph Group Inc	3,858	341	Ariad Pharmaceuticals Inc (a)	3,271	25
	$ 810		Arqule Inc (a)	1,997	14
Agriculture - 0.03%			BioCryst Pharmaceuticals Inc (a)	1,169	4
Cadiz Inc (a)	550	7	Biotime Inc (a)	1,039	8
Vector Group Ltd	652	11	Celera Corp (a)	267	2
	$ 18		Chelsea Therapeutics International Ltd (a)	1,940	8
Airlines - 0.03%			Cubist Pharmaceuticals Inc (a)	1,536	39
Alaska Air Group Inc (a)	82	5	Cytokinetics Inc (a)	1,740	3
Allegiant Travel Co	343	15	Dynavax Technologies Corp (a)	3,909	11
	$ 20		Emergent Biosolutions Inc (a)	771	19
Apparel - 2.54%			Enzo Biochem Inc (a)	1,143	5
Carter's Inc (a)	1,523	44	Enzon Pharmaceuticals Inc (a)	1,219	13
CROCS Inc (a)	21,258	379	Exact Sciences Corp (a)	1,883	14
Deckers Outdoor Corp (a)	999	86	Exelixis Inc (a)	1,324	15
G-III Apparel Group Ltd (a)	6,853	258	Geron Corp (a)	2,787	14
Maidenform Brands Inc (a)	588	17	Halozyme Therapeutics Inc (a)	1,800	12
Oxford Industries Inc	570	19	Immunogen Inc (a)	1,512	14
Perry Ellis International Inc (a)	27	1	Incyte Corp (a)	2,313	37
RG Barry Corp	328	4	Inhibitex Inc (a)	2,015	7
Skechers U.S.A. Inc (a)	788	16	InterMune Inc (a)	1,034	49
Steven Madden Ltd (a)	5,859	275	Maxygen Inc	118	1
Timberland Co/The (a)	708	29	Medicines Co/The (a)	757	12
True Religion Apparel Inc (a)	646	15	Micromet Inc (a)	2,343	13
Under Armour Inc (a)	902	61	Momenta Pharmaceuticals Inc (a)	1,027	16
Warnaco Group Inc/The (a)	6,711	384	Nanosphere Inc (a)	697	2
Wolverine World Wide Inc	1,281	48	NPS Pharmaceuticals Inc (a)	1,726	17
	$ 1,636		Nymox Pharmaceutical Corp (a)	663	5
Automobile Manufacturers - 0.75%			PDL BioPharma Inc	3,691	21
Wabash National Corp (a)	41,636	482	Regeneron Pharmaceuticals Inc (a)	3,047	137
			Sangamo Biosciences Inc (a)	1,844	15
Automobile Parts & Equipment - 1.79%			Seattle Genetics Inc (a)	2,461	38
American Axle & Manufacturing Holdings Inc (a)	1,524	19	Sequenom Inc (a)	2,605	17
Cooper Tire & Rubber Co	1,578	41	SuperGen Inc (a)	146	—
Dana Holding Corp (a)	3,319	58	ZIOPHARM Oncology Inc (a)	2,437	15
Dorman Products Inc (a)	464	19		$ 859
Exide Technologies (a)	26,300	294	Building Materials - 0.24%
Fuel Systems Solutions Inc (a)	622	19	Interline Brands Inc (a)	114	2
Meritor Inc (a)	2,532	43	LSI Industries Inc	14,858	108
Standard Motor Products Inc	184	3	Quanex Building Products Corp	305	6
Tenneco Inc (a)	1,369	58	Simpson Manufacturing Co Inc	833	25
Titan International Inc	14,108	375	Trex Co Inc (a)	411	13
Westport Innovations Inc (a)	10,193	224		$ 154
	$ 1,153		Chemicals - 1.77%
Banks - 1.41%			Aceto Corp	14,057	112
Arrow Financial Corp	25	1	Arch Chemicals Inc	373	16
Bank of the Ozarks Inc	4,184	183	Balchem Corp	739	28
Bridge Bancorp Inc	86	2	Ferro Corp (a)	976	16
Cass Information Systems Inc	347	14	Hawkins Inc	298	12
Columbia Banking System Inc	678	13	HB Fuller Co	138	3
First Financial Bankshares Inc	232	12	Innophos Holdings Inc	206	9
Iberiabank Corp	670	40	Kraton Performance Polymers Inc (a)	9,930	380
Signature Bank/New York NY (a)	3,594	202	Minerals Technologies Inc	60	4
Suffolk Bancorp	108	2	NewMarket Corp	2,004	317
SY Bancorp Inc	73	2	Olin Corp	1,204	28
Texas Capital Bancshares Inc (a)	11,189	291	Omnova Solutions Inc (a)	1,844	14
			PolyOne Corp	1,676	24

See accompanying notes

130

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Quaker Chemical Corp	336 $	13	Resources Connection Inc	1,052 $	20
Rockwood Holdings Inc (a)	1,017	50	Rollins Inc	1,717	35
Solutia Inc (a)	3,187	81	Rural/Metro Corp (a)	729	12
Stepan Co	202	15	SFN Group Inc (a)	285	4
WR Grace & Co (a)	464	18	Sotheby's	1,718	90
	$ 1,140		Standard Parking Corp (a)	640	11
Coal - 0.04%			Steiner Leisure Ltd (a)	377	17
Cloud Peak Energy Inc (a)	244	5	SuccessFactors Inc (a)	11,152	436
Hallador Energy Co	141	2	Team Health Holdings Inc (a)	633	11
James River Coal Co (a)	560	13	Team Inc (a)	49	1
L&L Energy Inc (a)	726	5	TeleTech Holdings Inc (a)	735	14
	$ 25		TNS Inc (a)	1,065	17
Commercial Services - 6.11%			Transcend Services Inc (a)	10,449	251
ABM Industries Inc	581	15	TrueBlue Inc (a)	770	13
Acacia Research - Acacia Technologies (a)	9,580	328	Valassis Communications Inc (a)	1,277	37
Advance America Cash Advance Centers Inc	256	1	Viad Corp	110	3
Advisory Board Co/The (a)	411	21	Wright Express Corp (a)	1,028	53
American Public Education Inc (a)	3,407	138		$ 3,936
Arbitron Inc	677	27	Computers - 3.24%
AVEO Pharmaceuticals Inc (a)	450	6	3D Systems Corp (a)	10,185	495
Avis Budget Group Inc (a)	2,336	42	CACI International Inc (a)	85	5
Barrett Business Services Inc	220	4	Cogo Group Inc (a)	17,984	145
Bridgepoint Education Inc (a)	805	14	Computer Task Group Inc (a)	408	5
Capella Education Co (a)	429	21	Cray Inc (a)	622	4
Cardtronics Inc (a)	11,174	227	Digimarc Corp (a)	267	8
CBIZ Inc (a)	782	6	Fortinet Inc (a)	9,029	397
Chemed Corp	600	40	iGate Corp	969	18
Consolidated Graphics Inc (a)	243	13	Insight Enterprises Inc (a)	413	7
Corinthian Colleges Inc (a)	13,534	60	Jack Henry & Associates Inc	2,262	77
Corporate Executive Board Co	913	37	LivePerson Inc (a)	1,174	15
Corvel Corp (a)	291	15	Magma Design Automation Inc (a)	2,687	18
CoStar Group Inc (a)	475	30	Manhattan Associates Inc (a)	584	19
CPI Corp	207	5	Maxwell Technologies Inc (a)	591	10
Deluxe Corp	1,283	34	Mentor Graphics Corp (a)	1,052	15
Dollar Financial Corp (a)	965	20	Mercury Computer Systems Inc (a)	106	2
Dollar Thrifty Automotive Group Inc (a)	762	51	MTS Systems Corp	351	16
ExlService Holdings Inc (a)	8,737	185	Netscout Systems Inc (a)	786	22
Forrester Research Inc	386	15	Quantum Corp (a)	4,707	12
Geo Group Inc/The (a)	899	23	Radiant Systems Inc (a)	876	16
Global Cash Access Holdings Inc (a)	1,727	6	Radisys Corp (a)	670	6
Grand Canyon Education Inc (a)	796	12	Riverbed Technology Inc (a)	12,110	456
Great Lakes Dredge & Dock Corp	791	6	SMART Modular Technologies WWH Inc (a)	1,204	9
Hackett Group Inc/The (a)	730	3	Spansion Inc (a)	559	10
Healthcare Services Group Inc	1,502	26	SRA International Inc (a)	135	4
Heartland Payment Systems Inc	867	15	STEC Inc (a)	8,741	175
Heidrick & Struggles International Inc	59	2	Stratasys Inc (a)	471	22
Hill International Inc (a)	237	1	Super Micro Computer Inc (a)	994	16
HMS Holdings Corp (a)	714	58	SYKES Enterprises Inc (a)	183	4
ICF International Inc (a)	232	5	Synaptics Inc (a)	956	26
Insperity Inc	586	18	Syntel Inc	343	18
K12 Inc (a)	651	22	Unisys Corp (a)	451	14
Kelly Services Inc (a)	114	2	Virtusa Corp (a)	298	6
Kenexa Corp (a)	518	14	Xyratex Ltd (a)	1,235	14
Kforce Inc (a)	26,511	485		$ 2,086
Korn/Ferry International (a)	106	2	Consumer Products - 0.04%
Landauer Inc	242	15	American Greetings Corp	95	2
Lincoln Educational Services Corp	574	9	Blyth Inc	62	2
MAXIMUS Inc	463	38	Ennis Inc	206	4
McGrath Rentcorp	397	11	Kid Brands Inc (a)	101	1
Medifast Inc (a)	557	11	Oil-Dri Corp of America	37	1
MedQuist Inc	457	5	Summer Infant Inc (a)	416	3
Monro Muffler Brake Inc	6,102	201	WD-40 Co	361	15
Multi-Color Corp	25	1		$ 28
National American University Holdings Inc	318	2	Cosmetics & Personal Care - 0.02%
National Research Corp	66	2	Inter Parfums Inc	590	11
Navigant Consulting Inc (a)	451	5	Revlon Inc (a)	217	3
On Assignment Inc (a)	156	1		$ 14
Parexel International Corp (a)	16,927	422	Distribution & Wholesale - 2.26%
PDI Inc (a)	13,842	112	Beacon Roofing Supply Inc (a)	1,226	25
Pre-Paid Legal Services Inc (a)	193	13	Brightpoint Inc (a)	1,987	22
Providence Service Corp/The (a)	534	8	Chindex International Inc (a)	224	4

See accompanying notes

131

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Core-Mark Holding Co Inc (a)	60 $	2	LaBarge Inc (a)	406 $	7
MWI Veterinary Supply Inc (a)	9,061	731	Methode Electronics Inc	827	10
Owens & Minor Inc	1,309	42	Multi-Fineline Electronix Inc (a)	352	10
Pool Corp	1,258	30	Newport Corp (a)	425	8
Titan Machinery Inc (a)	167	4	OSI Systems Inc (a)	341	13
United Stationers Inc	406	29	Park Electrochemical Corp	518	17
Watsco Inc	637	44	Plexus Corp (a)	927	32
WESCO International Inc (a)	8,330	521	Pulse Electronics Corp	1,581	10
	$ 1,454		Rofin-Sinar Technologies Inc (a)	366	14
Diversified Financial Services - 1.22%			Sanmina-SCI Corp (a)	2,245	25
Artio Global Investors Inc	1,021	16	Spectrum Control Inc (a)	182	4
BGC Partners Inc	1,451	13	SRS Labs Inc (a)	481	4
Cohen & Steers Inc	574	17	Viasystems Group Inc (a)	121	3
Credit Acceptance Corp (a)	223	16	Watts Water Technologies Inc	109	4
Duff & Phelps Corp	1,115	18	Woodward Inc	1,623	56
Encore Capital Group Inc (a)	6,471	153	Zygo Corp (a)	108	2
Epoch Holding Corp	459	7		$ 1,752
Evercore Partners Inc - Class A	5,087	175	Energy - Alternate Sources - 0.83%
GFI Group Inc	1,566	8	Clean Energy Fuels Corp (a)	1,040	17
Higher One Holdings Inc (a)	290	4	FuelCell Energy Inc (a)	72,781	156
KBW Inc	539	14	Gevo Inc (a)	6,081	120
MarketAxess Holdings Inc	742	18	Headwaters Inc (a)	15,857	93
Nelnet Inc	86	2	JA Solar Holdings Co Ltd ADR(a)	21,080	148
NewStar Financial Inc (a)	82	1		$ 534
optionsXpress Holdings Inc	969	18	Engineering & Construction - 0.48%
Portfolio Recovery Associates Inc (a)	455	39	Argan Inc (a)	49	—
Pzena Investment Management Inc	298	2	Exponent Inc (a)	360	16
Stifel Financial Corp (a)	3,227	232	Insituform Technologies Inc (a)	899	24
Virtus Investment Partners Inc (a)	185	11	Michael Baker Corp (a)	37	1
Westwood Holdings Group Inc	217	9	Mistras Group Inc (a)	596	10
World Acceptance Corp (a)	216	14	Orion Marine Group Inc (a)	1,099	12
	$ 787		Tutor Perini Corp	9,873	241
Electric - 0.03%			VSE Corp	88	3
EnerNOC Inc (a)	801	15		$ 307
Otter Tail Corp	82	2	Entertainment - 0.79%
	$ 17		Bluegreen Corp (a)	24,240	100
Electrical Components & Equipment - 1.95%			National CineMedia Inc	1,215	23
A123 Systems Inc (a)	1,581	10	Shuffle Master Inc (a)	36,463	389
Acuity Brands Inc	997	58		$ 512
Advanced Battery Technologies Inc (a)	1,760	3	Environmental Control - 0.52%
Advanced Energy Industries Inc (a)	933	15	Calgon Carbon Corp (a)	1,474	23
American Superconductor Corp (a)	5,692	142	Clean Harbors Inc (a)	614	61
Belden Inc	1,245	47	Darling International Inc (a)	2,144	33
Energy Conversion Devices Inc (a)	426	1	Heckmann Corp (a)	2,017	13
EnerSys (a)	368	15	Mine Safety Appliances Co	445	16
Generac Holdings Inc (a)	270	5	Tetra Tech Inc (a)	7,594	188
GrafTech International Ltd (a)	3,206	66		$ 334
Graham Corp	6,007	144	Food - 1.05%
Littelfuse Inc	530	30	Arden Group Inc	48	4
Orion Energy Systems Inc (a)	12,664	51	B&G Foods Inc	713	13
Power-One Inc (a)	26,496	232	Calavo Growers Inc	436	10
PowerSecure International Inc (a)	10,566	91	Cal-Maine Foods Inc	512	15
Satcon Technology Corp (a)	35,955	139	Diamond Foods Inc	6,232	348
Universal Display Corp (a)	3,496	193	Fresh Market Inc/The (a)	2,689	102
Vicor Corp	799	13	J&J Snack Foods Corp	353	17
	$ 1,255		Lancaster Colony Corp	523	32
Electronics - 2.72%			Ruddick Corp	604	23
American Science & Engineering Inc	240	22	Sanderson Farms Inc	546	25
Analogic Corp	3,077	174	Senomyx Inc (a)	1,563	9
Badger Meter Inc	408	17	Snyders-Lance Inc	593	12
Ballantyne Strong Inc (a)	10,347	74	Tootsie Roll Industries Inc	509	14
Benchmark Electronics Inc (a)	230	4	United Natural Foods Inc (a)	1,091	49
Checkpoint Systems Inc (a)	644	14	Village Super Market Inc	116	3
Coherent Inc (a)	400	23		$ 676
CTS Corp	377	4	Forest Products & Paper - 0.52%
Daktronics Inc	11,790	127	Clearwater Paper Corp (a)	220	18
DDi Corp	510	5	Deltic Timber Corp	239	16
Dionex Corp (a)	463	55	Neenah Paper Inc	279	6
FARO Technologies Inc (a)	13,069	523	Schweitzer-Mauduit International Inc	5,824	295
FEI Co (a)	402	14		$ 335
II-VI Inc (a)	9,590	477

See accompanying notes

132

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas - 0.02%			Healthcare - Products (continued)
South Jersey Industries Inc	206 $	12	Wright Medical Group Inc (a)	972 $	17
			Young Innovations Inc	81	3
Hand & Machine Tools - 0.29%			Zoll Medical Corp (a)	563	25
Franklin Electric Co Inc	570	26		$ 3,954
Hardinge Inc	11,869	163	Healthcare - Services - 1.88%
	$ 189		Air Methods Corp (a)	3,123	210
Healthcare - Products - 6.14%			Alliance HealthCare Services Inc (a)	1,004	4
Abaxis Inc (a)	507	15	Allied Healthcare International Inc (a)	332	1
ABIOMED Inc (a)	11,155	162	Almost Family Inc (a)	331	12
Accuray Inc (a)	15,581	141	Amedisys Inc (a)	751	26
Affymetrix Inc (a)	24,000	125	American Dental Partners Inc (a)	36	—
Align Technology Inc (a)	1,558	32	AMERIGROUP Corp (a)	277	18
American Medical Systems Holdings Inc (a)	1,983	43	Bio-Reference Labs Inc (a)	14,183	319
ArthroCare Corp (a)	696	23	Continucare Corp (a)	885	5
Atrion Corp	64	11	Emeritus Corp (a)	514	13
Biolase Technology Inc (a)	15,458	75	Ensign Group Inc/The	556	18
BioMimetic Therapeutics Inc (a)	16,211	213	Gentiva Health Services Inc (a)	402	11
Bruker BioSciences Corp (a)	10,536	220	Healthsouth Corp (a)	7,675	192
Caliper Life Sciences Inc (a)	33,463	227	IPC The Hospitalist Co Inc (a)	412	19
CardioNet Inc (a)	246	1	LHC Group Inc (a)	412	12
Cardiovascular Systems Inc (a)	7,211	78	Metropolitan Health Networks Inc (a)	1,478	7
Cepheid Inc (a)	1,563	44	Molina Healthcare Inc (a)	7,828	313
Cerus Corp (a)	1,924	6	RehabCare Group Inc (a)	182	7
Conceptus Inc (a)	1,269	18	Sunrise Senior Living Inc (a)	1,441	17
CryoLife Inc (a)	110	1	US Physical Therapy Inc	364	8
Cutera Inc (a)	8,708	75		$ 1,212
Cyberonics Inc (a)	729	23	Holding Companies - Diversified - 0.00%
Delcath Systems Inc (a)	1,784	13	Primoris Services Corp	102	1
DexCom Inc (a)	1,400	22
Endologix Inc (a)	2,005	14	Home Builders - 0.02%
Exactech Inc (a)	236	4	Winnebago Industries Inc (a)	1,189	16
Female Health Co/The	725	4
Genomic Health Inc (a)	583	14	Home Furnishings - 0.10%
Haemonetics Corp (a)	660	43	DTS Inc/CA (a)	389	18
Hanger Orthopedic Group Inc (a)	6,475	168	Select Comfort Corp (a)	1,192	15
HeartWare International Inc (a)	2,522	216	TiVo Inc (a)	2,644	23
ICU Medical Inc (a)	110	5	Universal Electronics Inc (a)	210	6
Immucor Inc (a)	1,838	36		$ 62
Insulet Corp (a)	1,147	24	Insurance - 0.31%
Integra LifeSciences Holdings Corp (a)	553	26	American Safety Insurance Holdings Ltd (a)	7,288	156
Invacare Corp	61	2	CNO Financial Group Inc (a)	705	5
IRIS International Inc (a)	671	6	Crawford & Co	966	5
Kensey Nash Corp (a)	302	7	eHealth Inc (a)	914	12
LCA-Vision Inc (a)	23,087	156	First American Financial Corp	243	4
Luminex Corp (a)	966	18	Life Partners Holdings Inc	330	3
MAKO Surgical Corp (a)	696	17	Tower Group Inc	690	16
Masimo Corp	6,753	223		$ 201
Medtox Scientific Inc	4,497	74	Internet - 6.27%
Meridian Bioscience Inc	1,067	26	AboveNet Inc	6,236	404
Merit Medical Systems Inc (a)	585	11	Ancestry.com Inc (a)	497	18
Natus Medical Inc (a)	11,796	199	Blue Coat Systems Inc (a)	1,174	33
NuVasive Inc (a)	890	23	Blue Nile Inc (a)	336	18
NxStage Medical Inc (a)	9,477	208	Cogent Communications Group Inc (a)	1,134	16
Orthofix International NV (a)	464	15	comScore Inc (a)	516	15
Palomar Medical Technologies Inc (a)	8,412	124	Constant Contact Inc (a)	643	23
PSS World Medical Inc (a)	1,504	41	DealerTrack Holdings Inc (a)	759	17
Quidel Corp (a)	1,012	12	Dice Holdings Inc (a)	12,089	183
Rochester Medical Corp (a)	414	5	eResearchTechnology Inc (a)	1,975	13
Sirona Dental Systems Inc (a)	880	44	Global Sources Ltd (a)	667	8
Solta Medical Inc (a)	709	2	GSI Commerce Inc (a)	6,941	204
SonoSite Inc (a)	348	12	HealthStream Inc (a)	20,927	162
Spectranetics Corp (a)	1,337	6	Infospace Inc (a)	171	2
STAAR Surgical Co (a)	1,338	7	Internet Capital Group Inc (a)	98	1
STERIS Corp	1,479	51	IntraLinks Holdings Inc (a)	5,350	143
Synovis Life Technologies Inc (a)	479	9	j2 Global Communications Inc (a)	819	24
Thoratec Corp (a)	7,211	187
			Keynote Systems Inc	8,426	156
TomoTherapy Inc (a)	671	3	Limelight Networks Inc (a)	24,652	177
Vascular Solutions Inc (a)	671	7	Liquidity Services Inc (a)	574	10
Vital Images Inc (a)	408	5	LoopNet Inc (a)	750	11
Volcano Corp (a)	9,699	248	Move Inc (a)	6,347	15
West Pharmaceutical Services Inc	874	39	Network Engines Inc (a)	42,852	87

See accompanying notes

133

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Media (continued)
NIC Inc	1,461 $	18	Dolan Co/The (a)	511 $	6
Nutrisystem Inc	1,101	16	Entercom Communications Corp (a)	754	8
Online Resources Corp (a)	376	1	Journal Communications Inc (a)	230	1
OpenTable Inc (a)	413	44	Lee Enterprises Inc (a)	1,838	5
Perficient Inc (a)	11,701	141	McClatchy Co/The (a)	2,442	8
QuinStreet Inc (a)	410	9	Primedia Inc	205	1
Rackspace Hosting Inc (a)	12,160	521	Sinclair Broadcast Group Inc	136	2
Sapient Corp (a)	2,362	27		$ 208
Shutterfly Inc (a)	734	38	Metal Fabrication & Hardware - 0.18%
Sourcefire Inc (a)	7,373	203	Furmanite Corp (a)	1,323	11
SPS Commerce Inc (a)	192	3	Kaydon Corp	891	35
Stamps.com Inc	396	5	Mueller Industries Inc	206	8
support.com Inc (a)	39,172	203	Mueller Water Products Inc - Class A	3,233	14
TeleCommunication Systems Inc (a)	718	3	RBC Bearings Inc (a)	579	22
Terremark Worldwide Inc (a)	1,357	26	Sun Hydraulics Corp	281	12
TIBCO Software Inc (a)	19,374	528	Worthington Industries Inc	766	16
Travelzoo Inc (a)	228	15		$ 118
United Online Inc	717	5	Mining - 1.55%
ValueClick Inc (a)	1,658	24	Allied Nevada Gold Corp (a)	10,455	371
VASCO Data Security International Inc (a)	881	12	AMCOL International Corp	535	19
VirnetX Holding Corp	921	18	Capital Gold Corp (a)	2,529	16
Vocus Inc (a)	6,200	161	Globe Specialty Metals Inc	1,609	37
Web.com Group Inc (a)	16,505	241	Golden Star Resources Ltd (a)	6,871	20
Websense Inc (a)	1,112	26	Horsehead Holding Corp (a)	13,929	238
Zix Corp (a)	2,258	8	Molycorp Inc (a)	257	15
	$ 4,036		Noranda Aluminum Holding Corp (a)	556	9
Iron & Steel - 0.00%			Stillwater Mining Co (a)	10,719	246
Shiloh Industries Inc	106	1	United States Lime & Minerals Inc (a)	100	4
			US Gold Corp (a)	2,610	23
Leisure Products & Services - 0.27%				$ 998
Brunswick Corp/DE	2,029	52	Miscellaneous Manufacturing - 2.16%
Interval Leisure Group Inc (a)	994	16	Actuant Corp	10,752	311
Life Time Fitness Inc (a)	946	35	AO Smith Corp	900	40
Polaris Industries Inc	803	70	AZZ Inc	268	12
	$ 173		Barnes Group Inc	966	20
Lodging - 0.20%			Blount International Inc (a)	1,320	21
7 Days Group Holdings Ltd ADR(a)	5,896	119	Brink's Co/The	1,076	36
Ameristar Casinos Inc	606	11	CLARCOR Inc	1,257	56
Monarch Casino & Resort Inc (a)	97	1	Colfax Corp (a)	623	14
	$ 131		Eastman Kodak Co (a)	6,159	20
Machinery - Diversified - 2.37%			EnPro Industries Inc (a)	355	13
Albany International Corp	209	5	ESCO Technologies Inc	3,391	129
Altra Holdings Inc (a)	739	17	Fabrinet (a)	279	6
Applied Industrial Technologies Inc	1,128	38	GP Strategies Corp (a)	173	2
Briggs & Stratton Corp	859	19	Hexcel Corp (a)	2,147	42
Cascade Corp	3,167	141	John Bean Technologies Corp	767	15
Chart Industries Inc (a)	3,565	196	Koppers Holdings Inc	539	23
Cognex Corp	887	25	LSB Industries Inc (a)	6,633	263
DXP Enterprises Inc (a)	316	7	Matthews International Corp	776	30
Flow International Corp (a)	18,047	79	Park-Ohio Holdings Corp (a)	304	6
Gorman-Rupp Co/The	279	11	Polypore International Inc (a)	496	29
Intermec Inc (a)	1,201	13	Raven Industries Inc	4,122	254
Intevac Inc (a)	328	4	Standex International Corp	89	3
iRobot Corp (a)	540	18	STR Holdings Inc (a)	734	14
Kadant Inc (a)	128	3	Sturm Ruger & Co Inc	789	18
Lindsay Corp	280	22	Tredegar Corp	75	2
Manitex International Inc (a)	14,013	77	Trimas Corp (a)	584	13
Middleby Corp (a)	4,043	377		$ 1,392
NACCO Industries Inc	141	16	Office Furnishings - 0.57%
Nordson Corp	2,308	266	Herman Miller Inc	1,517	42
Robbins & Myers Inc	3,374	155	HNI Corp	1,203	38
Sauer-Danfoss Inc (a)	308	16	Interface Inc	13,830	256
Tennant Co	430	18	Knoll Inc	1,253	26
Twin Disc Inc	46	2	Steelcase Inc	364	4
	$ 1,525			$ 366
Media - 0.32%			Oil & Gas - 3.89%
Beasley Broadcasting Group Inc (a)	133	1	Abraxas Petroleum Corp (a)	1,195	7
Belo Corp (a)	2,338	20	Apco Oil and Gas International Inc	238	20
CKX Inc (a)	389	2	Brigham Exploration Co (a)	3,037	113
Cumulus Media Inc (a)	173	1	Bronco Drilling Co Inc (a)	12,958	146
DG FastChannel Inc (a)	4,731	153	Callon Petroleum Co (a)	1,554	12

See accompanying notes

134

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Carrizo Oil & Gas Inc (a)	799 $	30	Jazz Pharmaceuticals Inc (a)	4,548 $	145
Clayton Williams Energy Inc (a)	138	15	Keryx Biopharmaceuticals Inc (a)	2,108	11
Contango Oil & Gas Co (a)	195	12	Lannett Co Inc (a)	130	1
CVR Energy Inc (a)	12,521	290	MannKind Corp (a)	1,490	5
Endeavour International Corp (a)	879	11	Medivation Inc (a)	767	14
Energy XXI Bermuda Ltd (a)	1,921	66	Nabi Biopharmaceuticals (a)	1,743	10
Georesources Inc (a)	7,301	228	Nature's Sunshine Products Inc (a)	302	3
GMX Resources Inc (a)	14,076	87	Nektar Therapeutics (a)	2,959	28
Gulfport Energy Corp (a)	11,824	427	Neogen Corp (a)	592	25
Kodiak Oil & Gas Corp (a)	41,413	278	Neurocrine Biosciences Inc (a)	1,984	15
Magnum Hunter Resources Corp (a)	20,064	172	NeurogesX Inc (a)	451	2
McMoRan Exploration Co (a)	2,190	39	Obagi Medical Products Inc (a)	716	9
Northern Oil and Gas Inc (a)	1,406	38	Onyx Pharmaceuticals Inc (a)	1,435	50
Oasis Petroleum Inc (a)	535	17	Opko Health Inc (a)	3,586	13
Panhandle Oil and Gas Inc	290	9	Optimer Pharmaceuticals Inc (a)	922	11
Petroquest Energy Inc (a)	486	5	Orexigen Therapeutics Inc (a)	1,235	3
RAM Energy Resources Inc (a)	2,022	4	Osiris Therapeutics Inc (a)	654	5
Resolute Energy Corp (a)	136	2	Pharmasset Inc (a)	3,397	268
Rex Energy Corp (a)	215	2	PharMerica Corp (a)	451	5
Rosetta Resources Inc (a)	840	40	POZEN Inc (a)	1,088	6
Stone Energy Corp (a)	119	4	Questcor Pharmaceuticals Inc (a)	1,404	20
TransAtlantic Petroleum Ltd (a)	3,211	10	Rigel Pharmaceuticals Inc (a)	2,104	15
Vaalco Energy Inc (a)	239	2	Salix Pharmaceuticals Ltd (a)	5,779	203
Venoco Inc (a)	176	3	Santarus Inc (a)	2,154	7
W&T Offshore Inc	86	2	Savient Pharmaceuticals Inc (a)	1,549	16
Warren Resources Inc (a)	438	2	Sciclone Pharmaceuticals Inc (a)	1,483	6
Whiting Petroleum Corp (a)	5,638	414	SIGA Technologies Inc (a)	789	10
	$ 2,507		Spectrum Pharmaceuticals Inc (a)	2,028	18
Oil & Gas Services - 1.63%			Targacept Inc (a)	627	17
CARBO Ceramics Inc	498	70	Theravance Inc (a)	1,610	39
Dawson Geophysical Co (a)	3,841	169	USANA Health Sciences Inc (a)	259	9
Dril-Quip Inc (a)	883	70	Vanda Pharmaceuticals Inc (a)	1,128	8
ION Geophysical Corp (a)	3,293	42	Vivus Inc (a)	2,108	13
Key Energy Services Inc (a)	279	4	XenoPort Inc (a)	1,266	8
Lufkin Industries Inc	778	73	Zalicus Inc (a)	2,530	6
Matrix Service Co (a)	170	2		$ 1,795
Newpark Resources Inc (a)	239	2	Real Estate - 0.01%
OYO Geospace Corp (a)	156	15	HFF Inc (a)	462	7
RPC Inc	14,398	364
Tesco Corp (a)	10,565	232	REITS - 0.93%
Tetra Technologies Inc (a)	317	5	Alexander's Inc	34	14
	$ 1,048		Associated Estates Realty Corp	922	15
Packaging & Containers - 0.08%			Coresite Realty Corp	75	1
Graham Packaging Co Inc (a)	53	1	DuPont Fabros Technology Inc	8,724	211
Rock-Tenn Co	353	25	EastGroup Properties Inc	305	13
Silgan Holdings Inc	688	26	Equity Lifestyle Properties Inc	434	25
	$ 52		Equity One Inc	194	4
Pharmaceuticals - 2.79%			FelCor Lodging Trust Inc (a)	1,929	12
Akorn Inc (a)	29,012	167	Getty Realty Corp	429	10
Alimera Sciences Inc (a)	267	2	Home Properties Inc	316	19
Alkermes Inc (a)	1,075	14	Hudson Pacific Properties Inc	56	1
Allos Therapeutics Inc (a)	3,199	10	LTC Properties Inc	188	5
Antares Pharma Inc (a)	2,713	5	Mid-America Apartment Communities Inc	521	33
Ardea Biosciences Inc (a)	609	17	National Health Investors Inc	255	12
Array BioPharma Inc (a)	2,043	6	Omega Healthcare Investors Inc	782	18
Auxilium Pharmaceuticals Inc (a)	949	20	Potlatch Corp	478	19
AVANIR Pharmaceuticals Inc (a)	3,791	15	PS Business Parks Inc	157	9
AVI BioPharma Inc (a)	4,493	8	Saul Centers Inc	163	7
BioScrip Inc (a)	31,703	150	Summit Hotel Properties Inc (a)	11,570	115
Caraco Pharmaceutical Laboratories Ltd (a)	30	—	Tanger Factory Outlet Centers	1,178	31
Catalyst Health Solutions Inc (a)	4,218	236	Universal Health Realty Income Trust	244	10
Corcept Therapeutics Inc (a)	1,099	5	Urstadt Biddle Properties Inc	105	2
Cumberland Pharmaceuticals Inc (a)	499	3	Washington Real Estate Investment Trust	408	13
Depomed Inc (a)	2,141	22		$ 599
Durect Corp (a)	3,585	13	Retail - 7.06%
Dyax Corp (a)	4,002	6	99 Cents Only Stores (a)	999	20
Hi-Tech Pharmacal Co Inc (a)	372	8	AFC Enterprises Inc (a)	861	13
Idenix Pharmaceuticals Inc (a)	1,453	5	America's Car-Mart Inc (a)	193	5
Impax Laboratories Inc (a)	1,472	37	ANN Inc (a)	1,518	44
Infinity Pharmaceuticals Inc (a)	416	2	Asbury Automotive Group Inc (a)	746	14
Isis Pharmaceuticals Inc (a)	2,158	20	Ascena Retail Group Inc (a)	1,441	47

See accompanying notes

135

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Savings & Loans - 0.00%
Biglari Holdings Inc (a)	5$	2	ViewPoint Financial Group	209 $	3
BJ's Restaurants Inc (a)	7,787	307
Body Central Corp (a)	14,186	329	Semiconductors - 4.49%
Bon-Ton Stores Inc/The	160	2	Amkor Technology Inc (a)	2,965	20
Bravo Brio Restaurant Group Inc (a)	3,712	66	Anadigics Inc (a)	1,964	9
Buckle Inc/The	629	25	Applied Micro Circuits Corp (a)	1,775	18
Buffalo Wild Wings Inc (a)	461	25	ATMI Inc (a)	73	1
Caribou Coffee Co Inc (a)	300	3	AXT Inc (a)	524	4
Carrols Restaurant Group Inc (a)	502	5	Brooks Automation Inc (a)	1,035	14
Casey's General Stores Inc	391	15	Cabot Microelectronics Corp (a)	206	11
Cash America International Inc	399	18	Cavium Networks Inc (a)	9,256	416
Casual Male Retail Group Inc (a)	1,423	7	Ceva Inc (a)	7,212	193
Cato Corp/The	708	17	Cirrus Logic Inc (a)	1,950	41
CEC Entertainment Inc	526	20	Cohu Inc	175	3
Cheesecake Factory Inc/The (a)	1,559	47	Diodes Inc (a)	958	33
Childrens Place Retail Stores Inc/The (a)	600	30	Entegris Inc (a)	1,705	15
Citi Trends Inc (a)	603	13	Entropic Communications Inc (a)	1,466	12
Coinstar Inc (a)	810	37	FSI International Inc (a)	1,573	7
Collective Brands Inc (a)	1,119	24	GSI Technology Inc (a)	523	5
Cost Plus Inc (a)	40,084	394	GT Solar International Inc (a)	1,534	16
Cracker Barrel Old Country Store Inc	559	27	Hittite Microwave Corp (a)	626	40
Denny's Corp (a)	3,997	16	Inphi Corp (a)	6,519	137
Destination Maternity Corp	388	9	Integrated Device Technology Inc (a)	2,565	19
DineEquity Inc (a)	460	25	Integrated Silicon Solution Inc (a)	888	8
Domino's Pizza Inc (a)	523	10	IXYS Corp (a)	628	8
DSW Inc (a)	352	14	Kopin Corp (a)	962	4
Einstein Noah Restaurant Group Inc	10,601	173	Kulicke & Soffa Industries Inc (a)	1,979	19
Express Inc	660	13	Lattice Semiconductor Corp (a)	3,272	19
Ezcorp Inc (a)	1,149	36	LTX-Credence Corp (a)	2,003	18
Finish Line Inc/The	10,247	203	MaxLinear Inc (a)	291	2
First Cash Financial Services Inc (a)	808	31	Micrel Inc	1,379	19
Genesco Inc (a)	98	4	Microsemi Corp (a)	11,102	230
Gordmans Stores Inc (a)	114	2	Mindspeed Technologies Inc (a)	1,292	11
hhgregg Inc (a)	535	7	MIPS Technologies Inc (a)	10,746	112
Hibbett Sports Inc (a)	10,385	372	MKS Instruments Inc	591	20
HSN Inc (a)	987	32	Monolithic Power Systems Inc (a)	915	13
Jack in the Box Inc (a)	1,098	25	Nanometrics Inc (a)	736	13
JOS A Bank Clothiers Inc (a)	700	36	Netlogic Microsystems Inc (a)	8,365	352
Kirkland's Inc (a)	644	10	Omnivision Technologies Inc (a)	966	34
Krispy Kreme Doughnuts Inc (a)	2,392	17	Pericom Semiconductor Corp (a)	120	1
Lithia Motors Inc	92	1	PLX Technology Inc (a)	1,423	5
Liz Claiborne Inc (a)	2,056	11	Power Integrations Inc	566	22
Lumber Liquidators Holdings Inc (a)	502	13	Richardson Electronics Ltd/United States	13,740	181
New York & Co Inc (a)	25,605	180	Rovi Corp (a)	4,637	249
Nu Skin Enterprises Inc	1,329	38	Rudolph Technologies Inc (a)	13,872	152
Papa John's International Inc (a)	417	13	Semtech Corp (a)	1,424	36
Penske Automotive Group Inc (a)	683	14	Sigma Designs Inc (a)	183	2
PetMed Express Inc	949	15	Silicon Image Inc (a)	1,623	15
PF Chang's China Bistro Inc	589	27	Standard Microsystems Corp (a)	286	7
Pier 1 Imports Inc (a)	2,640	27	Tessera Technologies Inc (a)	821	15
Pricesmart Inc	360	13	TriQuint Semiconductor Inc (a)	3,558	46
Retail Ventures Inc (a)	954	16	Ultra Clean Holdings (a)	16,694	173
Rue21 Inc (a)	379	11	Ultratech Inc (a)	524	15
Rush Enterprises Inc - Class A (a)	6,920	137	Veeco Instruments Inc (a)	1,144	58
Ruth's Hospitality Group Inc (a)	1,237	6	Volterra Semiconductor Corp (a)	671	17
Sally Beauty Holdings Inc (a)	2,153	30		$ 2,890
Shoe Carnival Inc (a)	67	2	Software - 6.87%
Sonic Automotive Inc	257	4	ACI Worldwide Inc (a)	5,905	194
Sonic Corp (a)	1,566	14	Actuate Corp (a)	1,859	10
Stein Mart Inc	450	5	Acxiom Corp (a)	1,790	26
Texas Roadhouse Inc	19,656	334	Advent Software Inc (a)	820	23
Ulta Salon Cosmetics & Fragrance Inc (a)	12,612	607	Ariba Inc (a)	2,383	81
Vera Bradley Inc (a)	362	15	Aspen Technology Inc (a)	1,638	25
Vitamin Shoppe Inc (a)	6,367	216	athenahealth Inc (a)	862	39
Wet Seal Inc/The (a)	34,503	148	Blackbaud Inc	1,188	32
Winmark Corp	92	4	Blackboard Inc (a)	905	33
World Fuel Services Corp	983	40	Bottomline Technologies Inc (a)	723	18
Zumiez Inc (a)	527	14	Callidus Software Inc (a)	29,805	205
	$ 4,546		CommVault Systems Inc (a)	1,133	45
			Computer Programs & Systems Inc	249	16
			Concur Technologies Inc (a)	3,251	180

See accompanying notes

136

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
CSG Systems International Inc (a)	657 $	13	NTELOS Holdings Corp	718 $	13
DemandTec Inc (a)	26,361	347	Oclaro Inc (a)	1,108	13
Digi International Inc (a)	168	2	OpNext Inc (a)	43,483	106
Ebix Inc (a)	6,893	163	PAETEC Holding Corp (a)	3,481	12
EPIQ Systems Inc	86	1	Plantronics Inc	1,362	50
ePocrates Inc (a)	4,700	93	Powerwave Technologies Inc (a)	62,581	282
Interactive Intelligence Inc (a)	10,398	402	RF Micro Devices Inc (a)	7,586	49
Lawson Software Inc (a)	3,632	44	SAVVIS Inc (a)	994	37
Mantech International Corp (a)	466	20	Shenandoah Telecommunications Co	913	16
MedAssets Inc (a)	1,112	17	ShoreTel Inc (a)	29,149	240
Medidata Solutions Inc (a)	7,203	184	Sonus Networks Inc (a)	4,761	18
MicroStrategy Inc (a)	220	30	SureWest Communications	7,998	115
Monotype Imaging Holdings Inc (a)	905	13	Tekelec (a)	341	3
NetSuite Inc (a)	482	14	TeleNav Inc (a)	304	4
Omnicell Inc (a)	1,330	20	Tessco Technologies Inc	113	1
Opnet Technologies Inc	353	14	USA Mobility Inc	487	7
Parametric Technology Corp (a)	2,661	60	ViaSat Inc (a)	4,089	163
Pegasystems Inc	363	14	Vonage Holdings Corp (a)	1,799	8
Progress Software Corp (a)	1,779	52	Westell Technologies Inc (a)	37,380	131
PROS Holdings Inc (a)	7,751	113			$ 5,303
QLIK Technologies Inc (a)	9,045	235	Toys, Games & Hobbies - 0.00%
Quality Systems Inc	2,586	215	RC2 Corp (a)	70	2
Quest Software Inc (a)	1,423	36
RealPage Inc (a)	5,661	157	Transportation - 0.74%
Renaissance Learning Inc	5,344	63	Air Transport Services Group Inc (a)	15,114	128
RightNow Technologies Inc (a)	559	17	Forward Air Corp	789	24
Rosetta Stone Inc (a)	404	5	Genesee & Wyoming Inc (a)	883	51
Schawk Inc	364	7	Golar LNG Ltd	86	2
Seachange International Inc (a)	546	5	Heartland Express Inc	1,331	23
Smith Micro Software Inc (a)	1,096	10	HUB Group Inc (a)	4,992	181
SolarWinds Inc (a)	926	22	Knight Transportation Inc	1,353	26
Synchronoss Technologies Inc (a)	5,004	174	Old Dominion Freight Line Inc (a)	1,015	36
Take-Two Interactive Software Inc (a)	261	4	Quality Distribution Inc (a)	125	2
Taleo Corp (a)	4,744	170	Roadrunner Transportation Systems Inc (a)	261	4
Tyler Technologies Inc (a)	751	18			$ 477
Ultimate Software Group Inc (a)	7,895	464	Trucking & Leasing - 0.28%
VeriFone Systems Inc (a)	5,135	282	Greenbrier Cos Inc (a)	6,325	180
	$ 4,427
Telecommunications - 8.23%			TOTAL COMMON STOCKS		$ 59,967
Acme Packet Inc (a)	10,305	730		Maturity
ADTRAN Inc	5,574	236		Amount
Alaska Communications Systems Group Inc	1,135	12	REPURCHASE AGREEMENTS - 3.75%	(000's)	Value (000's)
Alliance Fiber Optic Products Inc (a)	2,339	26	Banks - 3.75%
Anaren Inc (a)	61	1	Investment in Joint Trading Account; Credit Suisse $	432	$ 432
Anixter International Inc	396	28	Repurchase Agreement; 0.12% dated
Arris Group Inc (a)	1,005	13	03/31/11 maturing 04/01/11 (collateralized by
Aruba Networks Inc (a)	21,178	717	US Treasury Notes; $440,422; 2.50% -
Atlantic Tele-Network Inc	355	13	3.13%; dated 06/30/17 - 05/15/19)
AudioCodes Ltd (a)	30,336	180
Aviat Networks Inc (a)	25,748	133	Investment in Joint Trading Account; Deutsche	233	234
Cbeyond Inc (a)	1,096	13	Bank Repurchase Agreement; 0.15% dated
Cincinnati Bell Inc (a)	2,217	6	03/31/11 maturing 04/01/11 (collateralized by
			Sovereign Agency Issues; $238,066; 0.80% -
Comtech Telecommunications Corp	431	12	1.38%; dated 06/08/12 - 11/19/13)
Consolidated Communications Holdings Inc	795	15
DigitalGlobe Inc (a)	633	18	Investment in Joint Trading Account; JP Morgan	408	408
Extreme Networks (a)	984	3	Repurchase Agreement; 0.07% dated
Finisar Corp (a)	1,859	46	03/31/11 maturing 04/01/11 (collateralized by
GeoEye Inc (a)	503	21	US Treasury Notes; $416,616; 0.38% -
Global Crossing Ltd (a)	10,771	150	4.38%; dated 04/29/11 - 07/15/13)
Hughes Communications Inc (a)	226	13	Investment in Joint Trading Account; Merrill	992	992
Hypercom Corp (a)	1,250	15	Lynch Repurchase Agreement; 0.05% dated
Infinera Corp (a)	1,821	15	03/31/11 maturing 04/01/11 (collateralized by
InterDigital Inc	6,367	304	Sovereign Agency Issues; $1,011,782; 0.00%
IPG Photonics Corp (a)	12,940	746	- 8.63%; dated 06/27/11 - 09/15/60)
Ixia (a)	15,871	252
Knology Inc (a)	1,136	15
LogMeIn Inc (a)	4,010	169
Loral Space & Communications Inc (a)	241	19
NeoPhotonics Corp (a)	6,153	70
Netgear Inc (a)	977	32
Neutral Tandem Inc (a)	832	12

See accompanying notes

137

Schedule of Investments
SmallCap Growth Account II
March 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 350	$ 350
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $357,100; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 2,416
TOTAL REPURCHASE AGREEMENTS		$ 2,416
Total Investments		$ 62,383
Other Assets in Excess of Liabilities, Net - 3.15%		$ 2,032
TOTAL NET ASSETS - 100.00%		$ 64,415

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 18,854
Unrealized Depreciation		(1,226)
Net Unrealized Appreciation (Depreciation)		$ 17,628
Cost for federal income tax purposes		$ 44,755
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.48%
Consumer, Cyclical		16.38%
Communications		15.21%
Technology		14.60%
Industrial		13.27%
Financial		7.63%
Energy		6.39%
Basic Materials		3.84%
Utilities		0.05%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		3.15%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	55	$ 4,385	$ 4,629	$ 244
					$ 244

All dollar amounts are shown in thousands (000's)

See accompanying notes

138

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS - 96.81%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Banks (continued)
Marchex Inc	1,491 $	12	American National Bankshares Inc	754 $	17
			Ames National Corp	641	12
Aerospace & Defense - 1.48%			Arrow Financial Corp	709	18
AAR Corp	1,998	55	Bancfirst Corp	545	23
Astronics Corp (a)	92	2	Banco Latinoamericano de Comercio Exterior SA	5,227	91
Cubic Corp	451	26	Bancorp Inc/DE (a)	1,725	16
Curtiss-Wright Corp	5,231	184	Bancorp Rhode Island Inc	269	8
Ducommun Inc	5,072	121	Bank of Marin Bancorp	404	15
Esterline Technologies Corp (a)	4,321	306	Bank of the Ozarks Inc	1,985	87
GenCorp Inc (a)	4,281	26	Boston Private Financial Holdings Inc	11,575	82
Kaman Corp	527	19	Bridge Bancorp Inc	332	7
Kratos Defense & Security Solutions Inc (a)	4,753	67	Bryn Mawr Bank Corp	665	14
LMI Aerospace Inc (a)	2,789	56	Camden National Corp	1,368	46
Moog Inc (a)	3,257	150	Cardinal Financial Corp	7,135	83
Orbital Sciences Corp (a)	1,498	28	Cathay General Bancorp	9,720	166
Teledyne Technologies Inc (a)	1,331	69	Center Financial Corp (a)	2,697	20
Triumph Group Inc	7,255	642	Century Bancorp Inc/MA	269	7
	$ 1,751		Chemical Financial Corp	6,329	127
Agriculture - 0.29%			Citizens & Northern Corp	3,400	57
Alliance One International Inc (a)	6,844	28	Citizens Republic Bancorp Inc (a)	191,455	170
Andersons Inc/The	4,860	237	City Holding Co	8,308	294
MGP Ingredients Inc	3,109	27	CNB Financial Corp/PA	1,722	25
Universal Corp/VA	1,199	52	CoBiz Financial Inc	2,501	17
	$ 344		Columbia Banking System Inc	4,492	86
Airlines - 1.57%			Community Bank System Inc	8,318	202
AirTran Holdings Inc (a)	10,212	77	Community Trust Bancorp Inc	6,391	177
Alaska Air Group Inc (a)	12,912	819	CVB Financial Corp	41,641	388
Hawaiian Holdings Inc (a)	19,892	120	Eagle Bancorp Inc (a)	1,279	18
JetBlue Airways Corp (a)	20,642	129	East West Bancorp Inc	3,700	81
Pinnacle Airlines Corp (a)	5,350	30	Enterprise Financial Services Corp	4,050	57
Republic Airways Holdings Inc (a)	35,014	225	Financial Institutions Inc	5,596	98
Skywest Inc	2,864	48	First Bancorp Inc/ME	1,058	16
United Continental Holdings Inc (a)	1,500	35	First BanCorp/Puerto Rico (a)	193	1
US Airways Group Inc (a)	41,763	363	First Bancorp/Troy NC	2,091	27
	$ 1,846		First Busey Corp	7,300	37
Apparel - 1.40%			First Commonwealth Financial Corp	61,224	419
Carter's Inc (a)	2,600	74	First Community Bancshares Inc/VA	8,163	116
Columbia Sportswear Co	568	34	First Financial Bancorp	30,917	517
Delta Apparel Inc (a)	427	6	First Financial Bankshares Inc	2,493	128
Iconix Brand Group Inc (a)	11,639	250	First Financial Corp/IN	2,348	78
Jones Group Inc/The	18,976	261	First Interstate Bancsystem Inc	965	13
Maidenform Brands Inc (a)	3,900	111	First Merchants Corp	4,400	36
Oxford Industries Inc	7,600	260	First Midwest Bancorp Inc/IL	3,283	39
Perry Ellis International Inc (a)	16,555	456	First of Long Island Corp/The	1,354	37
Quiksilver Inc (a)	6,592	29	First South Bancorp Inc/Washington NC	690	3
Timberland Co/The (a)	582	24	FirstMerit Corp	11,288	193
Unifi Inc (a)	1,070	18	FNB Corp/PA	37,320	394
Warnaco Group Inc/The (a)	2,100	120	Fulton Financial Corp	9,500	106
Weyco Group Inc	284	7	German American Bancorp Inc	1,619	28
	$ 1,650		Glacier Bancorp Inc	3,199	48
Automobile Manufacturers - 0.12%			Great Southern Bancorp Inc	784	17
Force Protection Inc (a)	21,144	104	Hancock Holding Co	1,498	49
Wabash National Corp (a)	3,022	35	Heartland Financial USA Inc	2,001	34
	$ 139		Home Bancshares Inc/AR	1,142	26
			Hudson Valley Holding Corp	1,127	25
Automobile Parts & Equipment - 0.35%			Iberiabank Corp	3,579	215
Amerigon Inc (a)	5,200	79	Independent Bank Corp/Rockland MA	5,432	147
Dana Holding Corp (a)	809	14	International Bancshares Corp	13,411	246
Exide Technologies (a)	2,917	33	Lakeland Bancorp Inc	6,215	65
Fuel Systems Solutions Inc (a)	56	2	Lakeland Financial Corp	3,628	82
Modine Miller Industries Manufacturing Inc/TN Co (a)	1,993 750	12 32	MainSource Financial Group Inc	8,360	84
			MB Financial Inc	2,749	58
Spartan Motors Inc	2,549	18	Merchants Bancshares Inc	1,761	47
Standard Motor Products Inc	1,164	16	Metro Bancorp Inc (a)	1,023	13
Superior Industries International Inc	6,445	165	MidWestOne Financial Group Inc	820	12
Titan International Inc	1,313	35	Nara Bancorp Inc (a)	6,540	63
Tower International Inc (a)	113	2
			National Bankshares Inc	522	15
	$ 408		National Penn Bancshares Inc	16,428	127
Banks - 9.86%			NBT Bancorp Inc	5,591	128
1st Source Corp	2,208	44	Old National Bancorp/IN	19,923	214
Alliance Financial Corp/NY	1,370	45	OmniAmerican Bancorp Inc (a)	912	14

See accompanying notes

139

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Oriental Financial Group Inc	17,607 $	220	Transcept Pharmaceuticals Inc (a)	1,000 $	8
Orrstown Financial Services Inc	2,322	65	United Therapeutics Corp (a)	900	60
PacWest Bancorp	13,770	300		$ 819
Park National Corp	1,641	110	Building Materials - 0.39%
Peapack Gladstone Financial Corp	689	9	Apogee Enterprises Inc	1,240	16
Penns Woods Bancorp Inc	308	12	Comfort Systems USA Inc	1,940	27
Peoples Bancorp Inc/OH	2,565	31	Drew Industries Inc	927	21
Pinnacle Financial Partners Inc (a)	21,209	351	Gibraltar Industries Inc (a)	2,310	28
Porter Bancorp Inc	711	5	Interline Brands Inc (a)	7,612	155
PrivateBancorp Inc	2,311	35	Louisiana-Pacific Corp (a)	5,540	58
Prosperity Bancshares Inc	6,078	260	Quanex Building Products Corp	2,871	56
Renasant Corp	9,326	159	Simpson Manufacturing Co Inc	189	6
Republic Bancorp Inc/KY	3,895	76	Texas Industries Inc	901	41
S&T Bancorp Inc	6,387	138	Trex Co Inc (a)	700	23
Sandy Spring Bancorp Inc	1,231	23	Universal Forest Products Inc	856	31
SCBT Financial Corp	1,009	33		$ 462
Sierra Bancorp	7,600	85	Chemicals - 2.24%
Signature Bank/New York NY (a)	1,200	68	A Schulman Inc	3,817	95
Simmons First National Corp	2,185	59	Aceto Corp	7,482	60
Southside Bancshares Inc	3,978	85	Arch Chemicals Inc	683	28
Southwest Bancorp Inc/Stillwater OK (a)	15,221	216	Ferro Corp (a)	15,717	260
State Bancorp Inc/NY	3,087	32	Georgia Gulf Corp (a)	1,785	66
StellarOne Corp	3,300	47	Hawkins Inc	117	5
Sterling Bancorp/NY	1,976	20	HB Fuller Co	8,640	185
Sterling Bancshares Inc/TX	11,602	100	Innophos Holdings Inc	3,756	173
Suffolk Bancorp	1,445	30	Kraton Performance Polymers Inc (a)	5,347	205
Susquehanna Bancshares Inc	18,887	177	Minerals Technologies Inc	2,029	139
SVB Financial Group (a)	9,704	553	NewMarket Corp	1,500	237
SY Bancorp Inc	2,284	58	Olin Corp	3,545	81
Texas Capital Bancshares Inc (a)	1,892	49	OM Group Inc (a)	4,564	167
Tompkins Financial Corp	1,803	75	PolyOne Corp	14,295	203
TowneBank/Portsmouth VA	1,813	28	Quaker Chemical Corp	237	10
Trico Bancshares	200	3	Rockwood Holdings Inc (a)	3,613	178
Trustco Bank Corp NY	10,066	59	Sensient Technologies Corp	2,596	93
Trustmark Corp	6,758	158	Solutia Inc (a)	7,500	191
UMB Financial Corp	6,235	233	Spartech Corp (a)	6,800	49
Umpqua Holdings Corp	25,641	294	TPC Group Inc (a)	617	18
Union First Market Bankshares Corp	1,430	16	Westlake Chemical Corp	1,040	58
United Bankshares Inc	3,274	86	WR Grace & Co (a)	3,195	122
United Community Banks Inc/GA (a)	69,399	164	Zoltek Cos Inc (a)	1,228	17
Univest Corp of Pennsylvania	1,287	23		$ 2,640
Washington Banking Co	1,122	16	Coal - 0.82%
Washington Trust Bancorp Inc	2,864	68	Cloud Peak Energy Inc (a)	9,841	213
Webster Financial Corp	3,654	78	International Coal Group Inc (a)	58,375	660
WesBanco Inc	4,124	85	James River Coal Co (a)	426	10
West Bancorporation Inc	5,708	46	Patriot Coal Corp (a)	3,460	89
West Coast Bancorp/OR (a)	23,295	81
				$ 972
Westamerica Bancorporation	831	43	Commercial Services - 4.23%
Western Alliance Bancorp (a)	2,911	24
			ABM Industries Inc	3,626	92

Whitney Holding Corp/LA	4,257	58	Advance America Cash Advance Centers Inc	14,781	78
Wilshire Bancorp Inc (a)	1,524	7	Albany Molecular Research Inc (a)	1,813	8
Wintrust Financial Corp	1,768	65	CBIZ Inc (a)	9,227	67
	$ 11,631		Convergys Corp (a)	10,300	148
Beverages - 0.11%			CPI Corp	4,400	99
Boston Beer Co Inc (a)	1,400	130	Cross Country Healthcare Inc (a)	2,426	19
Primo Water Corp (a)	325	4
			Deluxe Corp	18,037	478
	$ 134		Dollar Financial Corp (a)	10,442	217
Biotechnology - 0.69%			Electro Rent Corp	1,343	23
Ariad Pharmaceuticals Inc (a)	6,600	50	Euronet Worldwide Inc (a)	2,454	47
Cambrex Corp (a)	2,242	12	FleetCor Technologies Inc (a)	2,100	69
Celera Corp (a)	4,930	40	Gartner Inc (a)	1,800	75
Emergent Biosolutions Inc (a)	2,713	66	Geo Group Inc/The (a)	1,399	36
Enzon Pharmaceuticals Inc (a)	7,355	80	Global Cash Access Holdings Inc (a)	3,824	12
Exelixis Inc (a)	2,225	25	Great Lakes Dredge & Dock Corp	24,773	189
Halozyme Therapeutics Inc (a)	1,500	10	H&E Equipment Services Inc (a)	1,225	24
Incyte Corp (a)	3,700	59	Hackett Group Inc/The (a)	944	4
Lexicon Pharmaceuticals Inc (a)	62,000	104	Heidrick & Struggles International Inc	722	20
Medicines Co/The (a)	15,000	245	Hill International Inc (a)	1,529	8
Pacific Biosciences of California Inc (a)	2,600	36	Huron Consulting Group Inc (a)	763	21
RTI Biologics Inc (a)	4,026	11	ICF International Inc (a)	5,279	108
SuperGen Inc (a)	4,091	13	Insperity Inc	4,500	137

See accompanying notes

140

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Distribution & Wholesale (continued)
ITT Educational Services Inc (a)	2,000 $	144	Chindex International Inc (a)	626 $	10
Kelly Services Inc (a)	1,183	26	Core-Mark Holding Co Inc (a)	3,716	123
Kendle International Inc (a)	1,087	12	Owens & Minor Inc	1,188	38
Korn/Ferry International (a)	2,196	49	Scansource Inc (a)	1,355	52
Live Nation Entertainment Inc (a)	6,200	62	Titan Machinery Inc (a)	689	17
Mac-Gray Corp	3,524	57	United Stationers Inc	3,652	260
MAXIMUS Inc	2,700	219		$ 531
McGrath Rentcorp	625	17	Diversified Financial Services - 2.75%
Multi-Color Corp	760	15	Artio Global Investors Inc	3,936	64
Navigant Consulting Inc (a)	3,014	30	BGC Partners Inc	41,700	387
PDI Inc (a)	142	1	Calamos Asset Management Inc	8,701	144
PHH Corp (a)	30,218	658	Cohen & Steers Inc	262	8
Rent-A-Center Inc/TX	18,784	656	CompuCredit Holdings Corp (a)	4,585	30
RSC Holdings Inc (a)	2,187	31	Credit Acceptance Corp (a)	900	64
ServiceSource International Inc (a)	3,100	38	Encore Capital Group Inc (a)	3,933	93
SFN Group Inc (a)	2,282	32	Epoch Holding Corp	168	3
Stewart Enterprises Inc	17,889	137	Federal Agricultural Mortgage Corp	760	15
Team Inc (a)	5,278	139	GFI Group Inc	16,200	81
TeleTech Holdings Inc (a)	1,754	34	Gleacher & Co Inc (a)	23,600	41
TrueBlue Inc (a)	1,268	21	Higher One Holdings Inc (a)	256	4
United Rentals Inc (a)	10,662	355	Imperial Holdings Inc (a)	5,500	56
Valassis Communications Inc (a)	5,500	160	Intl. FCStone Inc (a)	999	25
Viad Corp	4,678	112	Investment Technology Group Inc (a)	10,340	188
	$ 4,984		JMP Group Inc	1,053	9
Computers - 1.48%			Knight Capital Group Inc (a)	14,070	189
Agilysys Inc (a)	1,287	7	LaBranche & Co Inc (a)	15,000	59
CACI International Inc (a)	1,398	86	Marlin Business Services Corp (a)	1,000	12
Ciber Inc (a)	17,833	119	MF Global Holdings Ltd (a)	5,159	43
Computer Task Group Inc (a)	418	6	National Financial Partners Corp (a)	27,669	408
Cray Inc (a)	1,570	10	Nelnet Inc	15,312	334
DST Systems Inc	1,800	95	Netspend Holdings Inc (a)	1,900	20
Electronics for Imaging Inc (a)	2,316	34	Ocwen Financial Corp (a)	12,954	143
Imation Corp (a)	11,947	133	Oppenheimer Holdings Inc	1,792	60
Insight Enterprises Inc (a)	11,797	201	Piper Jaffray Cos (a)	685	28
Manhattan Associates Inc (a)	4,700	154	Sanders Morris Harris Group Inc	4,426	35
Mentor Graphics Corp (a)	3,042	44	SeaCube Container Leasing Ltd	770	12
Mercury Computer Systems Inc (a)	4,624	98	World Acceptance Corp (a)	10,528	687
Netscout Systems Inc (a)	1,900	52		$ 3,242
Quantum Corp (a)	1,613	4	Electric - 3.14%
Radisys Corp (a)	1,961	17	Allete Inc	1,725	67
Rimage Corp	705	11	Avista Corp	5,542	128
Silicon Graphics International Corp (a)	1,257	27	Black Hills Corp	1,727	58
SMART Modular Technologies WWH Inc (a)	1,665	13	Central Vermont Public Service Corp	1,900	44
SRA International Inc (a)	14,140	401	CH Energy Group Inc	714	36
SYKES Enterprises Inc (a)	1,854	37	Cleco Corp	10,959	376
Synaptics Inc (a)	2,800	76	Dynegy Inc (a)	4,544	26
Unisys Corp (a)	3,455	108	El Paso Electric Co (a)	19,362	589
Virtusa Corp (a)	496	9	Empire District Electric Co/The	2,167	47
	$ 1,742		IDACORP Inc	12,973	494
Consumer Products - 1.45%			MGE Energy Inc	4,321	175
ACCO Brands Corp (a)	9,467	90	NorthWestern Corp	1,998	60
American Greetings Corp	11,510	272	Otter Tail Corp	1,499	34
Blyth Inc	1,709	55	Pike Electric Corp (a)	1,270	12
Central Garden and Pet Co (a)	3,300	29	PNM Resources Inc	21,581	322
Central Garden and Pet Co - A Shares (a)	13,697	126	Portland General Electric Co	16,565	394
CSS Industries Inc	576	11	UIL Holdings Corp	4,823	147
Ennis Inc	1,579	27	Unisource Energy Corp	11,010	398
Helen of Troy Ltd (a)	26,945	792	Westar Energy Inc	11,000	291
Jarden Corp	965	34		$ 3,698
Kid Brands Inc (a)	2,684	20	Electrical Components & Equipment - 1.17%
Oil-Dri Corp of America	383	8	Acuity Brands Inc	3,900	228
Prestige Brands Holdings Inc (a)	13,840	160	Advanced Battery Technologies Inc (a)	1,561	3
Spectrum Brands Holdings Inc (a)	3,199	89	Advanced Energy Industries Inc (a)	1,043	17
WD-40 Co	80	3	Belden Inc	900	34
	$ 1,716		Encore Wire Corp	944	23
Cosmetics & Personal Care - 0.05%			Energy Conversion Devices Inc (a)	2,925	6
Elizabeth Arden Inc (a)	1,873	56	EnerSys (a)	10,760	428
Revlon Inc (a)	481	8	Generac Holdings Inc (a)	972	20
	$ 64		GrafTech International Ltd (a)	13,900	287
Distribution & Wholesale - 0.45%			Insteel Industries Inc	4,100	58
Brightpoint Inc (a)	2,900	31	Littelfuse Inc	4,337	247

See accompanying notes

141

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment (continued)			Food (continued)
Powell Industries Inc (a)	684 $	27	Chiquita Brands International Inc (a)	2,346 $	36
	$ 1,378		Dole Food Co Inc (a)	16,345	223
Electronics - 1.26%			Fresh Del Monte Produce Inc	16,907	441
Analogic Corp	284	16	Fresh Market Inc/The (a)	1,755	66
Bel Fuse Inc	762	17	Hain Celestial Group Inc (a)	2,095	68
Benchmark Electronics Inc (a)	5,702	108	Ingles Markets Inc	944	19
Brady Corp	2,497	89	J&J Snack Foods Corp	79	4
Checkpoint Systems Inc (a)	3,913	88	M&F Worldwide Corp (a)	768	19
Coherent Inc (a)	401	23	Nash Finch Co	3,470	132
CTS Corp	1,876	20	Ruddick Corp	4,277	165
Cymer Inc (a)	995	56	Sanderson Farms Inc	189	9
Daktronics Inc	6,513	70	Seaboard Corp	17	41
DDi Corp	700	7	Seneca Foods Corp (a)	643	19
Electro Scientific Industries Inc (a)	1,113	19	Smart Balance Inc (a)	2,620	12
FEI Co (a)	4,303	145	Spartan Stores Inc	18,425	273
L-1 Identity Solutions Inc (a)	3,401	40	TreeHouse Foods Inc (a)	2,883	164
LaBarge Inc (a)	272	5	Village Super Market Inc	241	7
Measurement Specialties Inc (a)	736	25	Weis Markets Inc	551	22
Methode Electronics Inc	1,213	15		$ 1,882
Multi-Fineline Electronix Inc (a)	115	3	Forest Products & Paper - 1.32%
Newport Corp (a)	1,288	23	Boise Inc	47,481	435
OSI Systems Inc (a)	332	13	Buckeye Technologies Inc	19,955	543
Park Electrochemical Corp	568	18	Clearwater Paper Corp (a)	237	19
Rofin-Sinar Technologies Inc (a)	771	31	Domtar Corp	1,200	110
Rogers Corp (a)	456	21	KapStone Paper and Packaging Corp (a)	11,169	192
Spectrum Control Inc (a)	3,318	65	Neenah Paper Inc	4,970	109
TTM Technologies Inc (a)	12,221	223	PH Glatfelter Co	8,596	115
Viasystems Group Inc (a)	85	2	Schweitzer-Mauduit International Inc	600	30
Vishay Intertechnology Inc (a)	10,000	178		$ 1,553
Watts Water Technologies Inc	3,956	151	Gas - 1.95%
X-Rite Inc (a)	2,602	12	Chesapeake Utilities Corp	2,004	83
	$ 1,483		Laclede Group Inc/The	999	38
Energy - Alternate Sources - 0.14%			New Jersey Resources Corp	9,190	395
Gevo Inc (a)	400	8	Nicor Inc	2,005	108
Green Plains Renewable Energy Inc (a)	12,526	150	Northwest Natural Gas Co	1,170	54
REX American Resources Corp (a)	532	9	Piedmont Natural Gas Co Inc	3,177	96
	$ 167		South Jersey Industries Inc	3,890	218
Engineering & Construction - 1.22%			Southwest Gas Corp	17,319	675
Argan Inc (a)	499	4	WGL Holdings Inc	16,285	635
Dycom Industries Inc (a)	1,793	31		$ 2,302
EMCOR Group Inc (a)	18,177	563	Hand & Machine Tools - 0.22%
Exponent Inc (a)	56	3	Franklin Electric Co Inc	142	7
Granite Construction Inc	1,545	43	Regal-Beloit Corp	3,500	258
Insituform Technologies Inc (a)	428	12		$ 265
Layne Christensen Co (a)	959	33	Healthcare - Products - 0.96%
MasTec Inc (a)	21,911	455	Affymetrix Inc (a)	4,943	26
Michael Baker Corp (a)	545	16	Angiodynamics Inc (a)	1,317	20
MYR Group Inc/Delaware (a)	1,317	32	Cantel Medical Corp	4,692	121
Sterling Construction Co Inc (a)	1,260	21	CONMED Corp (a)	1,484	39
Tutor Perini Corp	8,855	216	CryoLife Inc (a)	2,022	12
VSE Corp	165	5	Cutera Inc (a)	978	8
	$ 1,434		Cynosure Inc (a)	732	10
Entertainment - 0.36%			Exactech Inc (a)	199	4
Ascent Media Corp (a)	591	29	GenMark Diagnostics Inc (a)	4,000	16
Churchill Downs Inc	406	17	Greatbatch Inc (a)	15,764	417
Cinemark Holdings Inc	2,854	55	ICU Medical Inc (a)	439	19
Isle of Capri Casinos Inc (a)	18,230	174	Invacare Corp	10,879	339
Pinnacle Entertainment Inc (a)	2,862	39	Medical Action Industries Inc (a)	1,111	9
Speedway Motorsports Inc	965	15	NxStage Medical Inc (a)	155	3
Vail Resorts Inc (a)	1,854	90	Solta Medical Inc (a)	3,217	11
	$ 419		STERIS Corp	227	8
Environmental Control - 0.22%			Symmetry Medical Inc (a)	2,785	27
Darling International Inc (a)	10,140	155	TomoTherapy Inc (a)	2,437	11
EnergySolutions Inc	4,520	27	Wright Medical Group Inc (a)	1,116	19
Metalico Inc (a)	9,800	61	Young Innovations Inc	284	9
Met-Pro Corp	1,066	13		$ 1,128
	$ 256		Healthcare - Services - 2.68%
Food - 1.60%			Allied Healthcare International Inc (a)	4,045	10
B&G Foods Inc	5,655	106	American Dental Partners Inc (a)	1,164	15
Cal-Maine Foods Inc	1,906	56	AMERIGROUP Corp (a)	8,483	545
			Amsurg Corp (a)	3,870	98

See accompanying notes

142

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Assisted Living Concepts Inc (a)	2,000 $	78	Kansas City Life Insurance Co	330 $	11
Centene Corp (a)	2,473	82	Maiden Holdings Ltd	2,463	18
Continucare Corp (a)	397	2	Meadowbrook Insurance Group Inc	11,662	121
Five Star Quality Care Inc (a)	42,473	345	MGIC Investment Corp (a)	16,173	144
Gentiva Health Services Inc (a)	6,385	179	Montpelier Re Holdings Ltd ADR	16,667	295
Healthsouth Corp (a)	426	11	National Interstate Corp	454	9
Healthspring Inc (a)	10,851	406	National Western Life Insurance Co	112	18
Healthways Inc (a)	1,735	27	Navigators Group Inc/The (a)	1,515	78
Kindred Healthcare Inc (a)	1,749	42	Old Republic International Corp	2,690	34
Magellan Health Services Inc (a)	11,188	549	Platinum Underwriters Holdings Ltd	14,289	545
Medcath Corp (a)	1,597	22	PMI Group Inc/The (a)	27,127	73
Molina Healthcare Inc (a)	502	20	Presidential Life Corp	1,605	15
National Healthcare Corp	451	21	Primerica Inc	1,212	31
NovaMed Inc (a)	1	—	ProAssurance Corp (a)	2,441	155
RehabCare Group Inc (a)	2,813	104	Protective Life Corp	1,000	27
Select Medical Holdings Corp (a)	2,522	20	Radian Group Inc	25,076	171
Skilled Healthcare Group Inc (a)	8,400	121	RLI Corp	927	53
Sun Healthcare Group Inc (a)	7,800	110	Safety Insurance Group Inc	641	30
Triple-S Management Corp (a)	12,553	259	Selective Insurance Group Inc	8,423	145
US Physical Therapy Inc	58	1	StanCorp Financial Group Inc	2,500	115
WellCare Health Plans Inc (a)	2,127	89	Tower Group Inc	1,719	42
	$ 3,156		United Fire & Casualty Co	1,142	23
Holding Companies - Diversified - 0.03%			Unitrin Inc	2,200	68
Compass Diversified Holdings	1,471	22	Universal American Corp/NY	7,617	174
Primoris Services Corp	1,403	14	Universal Insurance Holdings Inc	1,355	7
	$ 36			$ 5,828
Home Builders - 0.13%			Internet - 0.60%
Brookfield Homes Corp (a)	2,137	20	BroadSoft Inc (a)	154	7
Meritage Homes Corp (a)	1,322	32	DealerTrack Holdings Inc (a)	499	12
Ryland Group Inc	1,978	32	Digital River Inc (a)	1,522	57
Standard Pacific Corp (a)	18,850	70	Earthlink Inc	5,336	42
	$ 154		ePlus Inc (a)	284	8
Home Furnishings - 0.15%			Infospace Inc (a)	2,449	21
Audiovox Corp (a)	1,267	10	Internap Network Services Corp (a)	4,014	26
La-Z-Boy Inc (a)	2,940	28	Internet Capital Group Inc (a)	1,759	25
Sealy Corp (a)	2,281	6	IntraLinks Holdings Inc (a)	199	5
Select Comfort Corp (a)	9,341	113	j2 Global Communications Inc (a)	712	21
Universal Electronics Inc (a)	665	19	Keynote Systems Inc	867	16
			Knot Inc/The (a)	1,079	13
	$ 176		Liquidity Services Inc (a)	6,900	123
Housewares - 0.03%			Online Resources Corp (a)	1,379	5
Libbey Inc (a)	1,540	25	PC-Tel Inc (a)	1,483	11
Lifetime Brands Inc	712	11	Perficient Inc (a)	567	7
	$ 36		S1 Corp (a)	3,978	27
Insurance - 4.94%			TeleCommunication Systems Inc (a)	2,092	9
Alterra Capital Holdings Ltd	10,879	243	TIBCO Software Inc (a)	1,900	52
American Equity Investment Life Holding Co	44,373	583
American Safety Insurance Holdings Ltd (a)	4,208	90	United Online Inc	17,067	107
			ValueClick Inc (a)	1,403	20
Amerisafe Inc (a)	12,752	282
			VASCO Data Security International Inc (a)	572	8
Amtrust Financial Services Inc	7,457	142	Websense Inc (a)	3,600	83
Argo Group International Holdings Ltd	2,476	81
Aspen Insurance Holdings Ltd	8,650	238		$ 705
Assured Guaranty Ltd	10,100	151	Investment Companies - 0.84%
Baldwin & Lyons Inc	614	14	Apollo Investment Corp	8,487	102
Citizens Inc/TX (a)	2,854	21	Arlington Asset Investment Corp	522	16
CNA Surety Corp (a)	904	23	BlackRock Kelso Capital Corp	7,001	71
CNO Financial Group Inc (a)	28,249	212	Capital Southwest Corp	219	20
Delphi Financial Group Inc	19,902	611	Fifth Street Finance Corp	3,360	45
EMC Insurance Group Inc	361	9	Gladstone Capital Corp	2,900	33
Employers Holdings Inc	1,769	37	Gladstone Investment Corp	1,711	13
Enstar Group Ltd (a)	350	35	Golub Capital BDC Inc	569	9
FBL Financial Group Inc	2,589	79	Main Street Capital Corp	1,135	21
First American Financial Corp	4,971	82	MCG Capital Corp	22,925	149
Flagstone Reinsurance Holdings SA	7,439	67	NGP Capital Resources Co	1,682	16
FPIC Insurance Group Inc (a)	713	27	PennantPark Investment Corp	2,232	27
Global Indemnity PLC (a)	1,066	23	Prospect Capital Corp	31,287	382
Greenlight Capital Re Ltd (a)	1,433	40	Solar Capital Ltd	440	11
Hallmark Financial Services (a)	3,303	28	TICC Capital Corp	4,292	46
Harleysville Group Inc	571	19	Triangle Capital Corp	1,434	26
Hilltop Holdings Inc (a)	1,686	17		$ 987
Horace Mann Educators Corp	13,946	235	Iron & Steel - 0.02%
Infinity Property & Casualty Corp	627	37	Shiloh Industries Inc	199	2

See accompanying notes

143

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Metal Fabrication & Hardware (continued)
Universal Stainless & Alloy (a)	504 $	17	Worthington Industries Inc	11,699 $	245
	$ 19			$ 810
Leisure Products & Services - 0.11%			Mining - 1.64%
Arctic Cat Inc (a)	5,451	85	Century Aluminum Co (a)	19,930	372
Callaway Golf Co	2,745	19	Coeur d'Alene Mines Corp (a)	21,745	756
Johnson Outdoors Inc (a)	373	5	Compass Minerals International Inc	900	84
Life Time Fitness Inc (a)	357	13	Hecla Mining Co (a)	17,321	158
Multimedia Games Inc (a)	1,882	11	Horsehead Holding Corp (a)	2,177	37
	$ 133		Kaiser Aluminum Corp	4,062	200
Lodging - 0.14%			Materion Corp (a)	828	34
Boyd Gaming Corp (a)	2,712	25	Molycorp Inc (a)	626	38
Gaylord Entertainment Co (a)	1,525	53	Stillwater Mining Co (a)	6,700	154
Marcus Corp	1,569	17	Thompson Creek Metals Co Inc (a)	6,504	81
Monarch Casino & Resort Inc (a)	499	5	USEC Inc (a)	5,967	26
Orient-Express Hotels Ltd (a)	4,536	56		$ 1,940
Red Lion Hotels Corp (a)	945	8	Miscellaneous Manufacturing - 1.81%
	$ 164		Ameron International Corp	468	33
Machinery - Construction & Mining - 0.03%			AO Smith Corp	8,200	364
Astec Industries Inc (a)	988	37	AZZ Inc	73	3
			Barnes Group Inc	9,468	198
Machinery - Diversified - 1.32%			Brink's Co/The	570	19
Alamo Group Inc	449	12	Ceradyne Inc (a)	8,203	370
Albany International Corp	8,641	215	CLARCOR Inc	4,261	192
Altra Holdings Inc (a)	3,600	85	EnPro Industries Inc (a)	11,618	421
Applied Industrial Technologies Inc	18,150	604	ESCO Technologies Inc	1,350	51
Briggs & Stratton Corp	4,675	106	Federal Signal Corp	2,758	18
Cascade Corp	968	43	GP Strategies Corp (a)	4,208	57
Chart Industries Inc (a)	1,254	69	Griffon Corp (a)	1,969	26
Cognex Corp	626	18	Hexcel Corp (a)	4,416	87
Gerber Scientific Inc (a)	1,974	18	Koppers Holdings Inc	1,600	68
Intermec Inc (a)	1,545	17	Movado Group Inc	1,197	18
Intevac Inc (a)	1,032	13	Myers Industries Inc	3,000	30
Kadant Inc (a)	3,213	84	Standex International Corp	2,268	86
NACCO Industries Inc	526	58	Tredegar Corp	1,155	25
Robbins & Myers Inc	3,588	166	Trimas Corp (a)	3,000	64
Tennant Co	600	25		$ 2,130
Twin Disc Inc	570	18	Office Furnishings - 0.29%
	$ 1,551		Knoll Inc	4,900	103
Media - 0.78%			Steelcase Inc	20,669	235
AH Belo Corp (a)	1,403	12		$ 338
CKX Inc (a)	3,574	15	Oil & Gas - 3.89%
Crown Media Holdings Inc (a)	1,727	4	Approach Resources Inc (a)	913	31
Cumulus Media Inc (a)	1,366	6	ATP Oil & Gas Corp (a)	1,956	35
Demand Media Inc (a)	1,300	31	Berry Petroleum Co	6,281	317
Dex One Corp (a)	3,631	18	Bill Barrett Corp (a)	2,417	96
Dolan Co/The (a)	6,131	74	BPZ Resources Inc (a)	3,276	17
Entercom Communications Corp (a)	373	4	Brigham Exploration Co (a)	4,000	149
EW Scripps Co (a)	2,454	24	Clayton Williams Energy Inc (a)	100	11
Fisher Communications Inc (a)	504	16	Contango Oil & Gas Co (a)	308	19
Journal Communications Inc (a)	17,580	105	CVR Energy Inc (a)	21,277	492
LIN TV Corp (a)	2,069	12	Energy Partners Ltd (a)	4,588	83
LodgeNet Interactive Corp (a)	33,455	122	EXCO Resources Inc	11,400	236
Nexstar Broadcasting Group Inc (a)	805	7	Georesources Inc (a)	1,022	32
Outdoor Channel Holdings Inc (a)	910	7	Goodrich Petroleum Corp (a)	1,069	24
Primedia Inc	1,011	5	Gulfport Energy Corp (a)	16,200	586
Radio One Inc (a)	7,900	15	Harvest Natural Resources Inc (a)	1,740	26
Scholastic Corp	7,717	209	Hercules Offshore Inc (a)	5,078	34
Sinclair Broadcast Group Inc	2,136	27	Oasis Petroleum Inc (a)	1,078	34
World Wrestling Entertainment Inc	16,900	212	Parker Drilling Co (a)	6,050	42
	$ 925		Penn Virginia Corp	2,011	34
Metal Fabrication & Hardware - 0.69%			Petroleum Development Corp (a)	1,199	58
CIRCOR International Inc	2,508	118	Petroquest Energy Inc (a)	34,831	326
Furmanite Corp (a)	313	3	Pioneer Drilling Co (a)	2,819	39
Haynes International Inc	473	26	Resolute Energy Corp (a)	1,804	33
Kaydon Corp	4,600	180	Rosetta Resources Inc (a)	904	43
Ladish Co Inc (a)	772	42	Stone Energy Corp (a)	18,682	623
Lawson Products Inc/DE	315	7	Swift Energy Co (a)	8,697	371
LB Foster Co	2,122	92	Vaalco Energy Inc (a)	25,924	201
Mueller Industries Inc	1,665	61	W&T Offshore Inc	16,512	376
RTI International Metals Inc (a)	1,165	36	Warren Resources Inc (a)	33,762	172

See accompanying notes

144

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Western Refining Inc (a)	2,647 $	45	Associated Estates Realty Corp	2,445 $	39
	$ 4,585		BioMed Realty Trust Inc	16,445	313
Oil & Gas Services - 2.09%			Brandywine Realty Trust	13,300	161
Basic Energy Services Inc (a)	1,208	31	CapLease Inc	26,930	148
Cal Dive International Inc (a)	53,666	374	Capstead Mortgage Corp	16,268	207
Complete Production Services Inc (a)	17,667	561	CBL & Associates Properties Inc	36,077	629
Global Industries Ltd (a)	13,980	137	Chesapeake Lodging Trust	1,159	20
Gulf Island Fabrication Inc	1,428	46	Colonial Properties Trust	10,643	205
Helix Energy Solutions Group Inc (a)	4,622	80	CommonWealth REIT	5,200	135
Hornbeck Offshore Services Inc (a)	1,227	38	Cousins Properties Inc	5,425	46
ION Geophysical Corp (a)	25,100	319	CreXus Investment Corp	1,048	12
Key Energy Services Inc (a)	5,221	81	Cypress Sharpridge Investments Inc	3,071	39
Matrix Service Co (a)	1,735	24	DCT Industrial Trust Inc	54,648	303
Natural Gas Services Group Inc (a)	941	17	Developers Diversified Realty Corp	5,900	83
Newpark Resources Inc (a)	41,813	329	DiamondRock Hospitality Co	22,504	251
OYO Geospace Corp (a)	29	3	Douglas Emmett Inc	1,500	28
RPC Inc	3,493	88	DuPont Fabros Technology Inc	1,362	33
Targa Resources Corp	1,300	47	Dynex Capital Inc	2,080	21
Tesco Corp (a)	1,577	35	EastGroup Properties Inc	2,862	126
Tetra Technologies Inc (a)	14,986	231	Education Realty Trust Inc	8,595	69
Willbros Group Inc (a)	2,112	23	Entertainment Properties Trust	8,784	411
	$ 2,464		Equity Lifestyle Properties Inc	2,946	170
Packaging & Containers - 0.64%			Equity One Inc	1,829	34
Graham Packaging Co Inc (a)	1,227	21	Extra Space Storage Inc	8,165	170
Graphic Packaging Holding Co (a)	10,300	56	FelCor Lodging Trust Inc (a)	10,000	61
Rock-Tenn Co	6,141	426	First Industrial Realty Trust Inc (a)	74,092	881
Silgan Holdings Inc	6,727	257	First Potomac Realty Trust	2,625	41
	$ 760		Franklin Street Properties Corp	3,597	51
Pharmaceuticals - 1.42%			Getty Realty Corp	5,884	134
Alkermes Inc (a)	15,837	206	Gladstone Commercial Corp	631	12
BioScrip Inc (a)	809	4	Glimcher Realty Trust	5,177	48
Caraco Pharmaceutical Laboratories Ltd (a)	664	3	Government Properties Income Trust	1,490	40
Cornerstone Therapeutics Inc (a)	665	4	Hatteras Financial Corp	2,983	84
Hi-Tech Pharmacal Co Inc (a)	2,500	50	Healthcare Realty Trust Inc	2,976	68
Impax Laboratories Inc (a)	522	13	Hersha Hospitality Trust	25,704	152
Lannett Co Inc (a)	650	4	Highwoods Properties Inc	4,160	146
Medicis Pharmaceutical Corp	3,044	98	Home Properties Inc	2,313	136
Nabi Biopharmaceuticals (a)	7,200	42	Hudson Pacific Properties Inc	1,032	15
Nutraceutical International Corp (a)	1,848	27	Inland Real Estate Corp	8,677	83
Obagi Medical Products Inc (a)	3,600	46	Invesco Mortgage Capital Inc	7,574	165
Par Pharmaceutical Cos Inc (a)	14,283	444	Investors Real Estate Trust	3,937	37
Pharmasset Inc (a)	800	63	iStar Financial Inc (a)	3,998	37
PharMerica Corp (a)	42,869	490	Kilroy Realty Corp	2,808	109
Sucampo Pharmaceuticals Inc (a)	810	3	Kite Realty Group Trust	11,700	62
USANA Health Sciences Inc (a)	2,800	97	LaSalle Hotel Properties	18,383	496
Viropharma Inc (a)	3,949	79	Lexington Realty Trust	87,160	815
XenoPort Inc (a)	900	5	LTC Properties Inc	4,930	140
	$ 1,678		Medical Properties Trust Inc	19,024	220
Pipelines - 0.02%			MFA Financial Inc	64,192	526
Crosstex Energy Inc	2,097	21	Mid-America Apartment Communities Inc	1,757	113
			Mission West Properties Inc	1,374	9
Private Equity - 0.39%			Monmouth Real Estate Investment Corp	2,068	17
			MPG Office Trust Inc (a)	16,500	61
American Capital Ltd (a)	39,950	396
Hercules Technology Growth Capital Inc	6,243	68	National Health Investors Inc	2,413	115
			National Retail Properties Inc	20,509	537
	$ 464		Newcastle Investment Corp (a)	2,757	17
Publicly Traded Investment Fund - 0.01%			NorthStar Realty Finance Corp	3,338	18
THL Credit Inc	689	9	Omega Healthcare Investors Inc	11,965	267
			One Liberty Properties Inc	665	10
Real Estate - 0.03%			Parkway Properties Inc/Md	28,971	492
Forestar Group Inc (a)	1,582	30	Pebblebrook Hotel Trust	3,332	74
HFF Inc (a)	502	8	Pennsylvania Real Estate Investment Trust	32,666	467
	$ 38		PennyMac Mortgage Investment Trust	1,165	21
REITS - 12.48%			Post Properties Inc	2,539	100
Acadia Realty Trust	3,040	57	Potlatch Corp	856	34
Agree Realty Corp	5,589	125	PS Business Parks Inc	4,571	265
Alexander's Inc	55	22	Ramco-Gershenson Properties Trust	2,688	34
American Campus Communities Inc	12,647	418	Redwood Trust Inc	3,448	54
American Capital Agency Corp	21,468	626	Resource Capital Corp	11,000	73
Anworth Mortgage Asset Corp	56,829	403	Retail Opportunity Investments Corp	1,854	20
Ashford Hospitality Trust Inc	52,935	583	Sabra Healthcare REIT Inc	1,113	20

See accompanying notes

145

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Saul Centers Inc	1,848 $	82	Vera Bradley Inc (a)	284 $	12
Senior Housing Properties Trust	13,600	313	West Marine Inc (a)	1,055	11
Sovran Self Storage Inc	1,490	59	Wet Seal Inc/The (a)	2,139	9
Starwood Property Trust Inc	3,159	70	World Fuel Services Corp	6,926	281
Strategic Hotels & Resorts Inc (a)	4,685	30		$ 5,629
Sun Communities Inc	4,375	156	Savings & Loans - 1.68%
Sunstone Hotel Investors Inc (a)	24,240	247	Astoria Financial Corp	4,468	64
Tanger Factory Outlet Centers	1,824	48	B of I Holding Inc (a)	545	9
Two Harbors Investment Corp	2,025	21	Bank Mutual Corp	3,557	15
UMH Properties Inc	762	8	BankFinancial Corp	3,697	34
Urstadt Biddle Properties Inc	1,507	29	Berkshire Hills Bancorp Inc	3,576	74
U-Store-It Trust	28,305	298	Brookline Bancorp Inc	26,321	277
Walter Investment Management Corp	1,140	18	Capitol Federal Financial Inc	1,100	12
Washington Real Estate Investment Trust	2,510	78	Clifton Savings Bancorp Inc	772	9
	$ 14,721		Danvers Bancorp Inc	971	21
Retail - 4.77%			Dime Community Bancshares Inc	4,495	66
99 Cents Only Stores (a)	512	10	ESB Financial Corp	674	10
AFC Enterprises Inc (a)	357	5	ESSA Bancorp Inc	1,138	15
America's Car-Mart Inc (a)	370	10	First Niagara Financial Group Inc	12,446	169
Ascena Retail Group Inc (a)	285	9	Flushing Financial Corp	5,298	79
Barnes & Noble Inc	1,692	16	Fox Chase Bancorp Inc	418	6
Big 5 Sporting Goods Corp	113	1	Home Bancorp Inc (a)	652	10
Biglari Holdings Inc (a)	215	92	Investors Bancorp Inc (a)	1,826	27
Bob Evans Farms Inc	8,504	277	Kaiser Federal Financial Group Inc	268	3
Body Central Corp (a)	170	4	NASB Financial Inc (a)	300	5
Bon-Ton Stores Inc/The	593	9	NewAlliance Bancshares Inc	5,467	81
Books-A-Million Inc	597	2	Northfield Bancorp Inc	1,374	19
Bravo Brio Restaurant Group Inc (a)	6,227	110	Northwest Bancshares Inc	17,802	224
Brown Shoe Co Inc	4,720	58	OceanFirst Financial Corp	3,840	54
Buckle Inc/The	114	5	Oritani Financial Corp	10,234	130
Cabela's Inc (a)	26,954	674	Provident Financial Services Inc	21,454	317
Casey's General Stores Inc	1,179	46	Provident New York Bancorp	3,010	31
Cash America International Inc	11,499	529	Rockville Financial Inc	933	10
Casual Male Retail Group Inc (a)	370	2	Territorial Bancorp Inc	941	19
Childrens Place Retail Stores Inc/The (a)	4,612	230	United Financial Bancorp Inc	1,308	22
Collective Brands Inc (a)	9,523	205	ViewPoint Financial Group	6,110	79
Conn's Inc (a)	16,538	74	WSFS Financial Corp	1,800	85
Cracker Barrel Old Country Store Inc	142	7		$ 1,976
Dillard's Inc	10,555	423	Semiconductors - 2.38%
Domino's Pizza Inc (a)	16,565	306	Aeroflex Holding Corp (a)	1,600	29
DSW Inc (a)	4,200	168	Alpha & Omega Semiconductor Ltd (a)	356	5
Ezcorp Inc (a)	260	8	Amkor Technology Inc (a)	7,300	49
Finish Line Inc/The	19,983	396	Anadigics Inc (a)	1,350	6
Fred's Inc	1,974	26	ATMI Inc (a)	7,898	149
Genesco Inc (a)	3,313	133	AXT Inc (a)	1,404	10
Gordmans Stores Inc (a)	216	4	Brooks Automation Inc (a)	2,044	28
Group 1 Automotive Inc	972	42	Cabot Microelectronics Corp (a)	927	48
Kenneth Cole Productions Inc (a)	3,693	48	Cohu Inc	1,498	23
Lithia Motors Inc	1,524	22	DSP Group Inc (a)	1,750	14
Men's Wearhouse Inc	2,639	71	Emulex Corp (a)	4,423	47
O'Charleys Inc (a)	1,300	8	Entegris Inc (a)	17,784	156
OfficeMax Inc (a)	2,711	35	Fairchild Semiconductor International Inc (a)	14,900	271
Papa John's International Inc (a)	292	9	FormFactor Inc (a)	2,211	23
PC Connection Inc (a)	724	6	GSI Technology Inc (a)	518	5
Penske Automotive Group Inc (a)	1,383	28	Inphi Corp (a)	2,800	59
PEP Boys-Manny Moe & Jack	2,702	34	Integrated Device Technology Inc (a)	3,163	23
PF Chang's China Bistro Inc	1,700	79	Integrated Silicon Solution Inc (a)	199	2
Red Robin Gourmet Burgers Inc (a)	1,208	33	IXYS Corp (a)	3,589	48
Regis Corp	2,911	52	Kopin Corp (a)	3,220	15
Rite Aid Corp (a)	22,793	24	Kulicke & Soffa Industries Inc (a)	16,600	155
Ruby Tuesday Inc (a)	9,981	131	Microsemi Corp (a)	2,625	54
Rush Enterprises Inc - Class A (a)	3,127	62	MKS Instruments Inc	15,475	515
Ruth's Hospitality Group Inc (a)	15,742	81	Nanometrics Inc (a)	2,600	47
Saks Inc (a)	6,803	77	Omnivision Technologies Inc (a)	581	21
Sally Beauty Holdings Inc (a)	690	10	Pericom Semiconductor Corp (a)	1,740	18
Shoe Carnival Inc (a)	570	16	Photronics Inc (a)	6,921	62
Sonic Automotive Inc	38,708	542	PMC - Sierra Inc (a)	10,100	76
Stage Stores Inc	1,876	36	Richardson Electronics Ltd/United States	808	11
Stein Mart Inc	1,260	13	Semtech Corp (a)	2,500	63
Steinway Musical Instruments Inc (a)	496	11	Sigma Designs Inc (a)	7,848	102
Susser Holdings Corp (a)	496	7	Silicon Image Inc (a)	1,406	13

See accompanying notes

146

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Telecommunications (continued)
Skyworks Solutions Inc (a)	14,600 $	473	Vonage Holdings Corp (a)	4,837 $	22
Standard Microsystems Corp (a)	781	19			$ 2,492
Tessera Technologies Inc (a)	1,641	30	Textiles - 0.06%
Ultratech Inc (a)	356	10	G&K Services Inc	912	30
Veeco Instruments Inc (a)	2,000	102	Unifirst Corp/MA	712	38
Zoran Corp (a)	2,055	21			$ 68
	$ 2,802		Toys, Games & Hobbies - 0.44%
Software - 1.90%			Jakks Pacific Inc (a)	21,827	422
Actuate Corp (a)	10,200	53	RC2 Corp (a)	3,655	103
Aspen Technology Inc (a)	5,300	79			$ 525
Avid Technology Inc (a)	1,284	29	Transportation - 2.36%
Cornerstone OnDemand Inc (a)	4,200	77	Air Transport Services Group Inc (a)	2,709	23
CSG Systems International Inc (a)	10,206	204	Arkansas Best Corp	1,069	28
Deltek Inc (a)	69	—	Atlas Air Worldwide Holdings Inc (a)	11,908	830
Digi International Inc (a)	6,440	68	Bristow Group Inc (a)	1,878	89
Dynavox Inc (a)	718	4	CAI International Inc (a)	3,600	93
Epicor Software Corp (a)	1,475	16	DHT Holdings Inc	24,318	117
EPIQ Systems Inc	5,493	79	Excel Maritime Carriers Ltd (a)	52,104	224
ePocrates Inc (a)	800	16	Genco Shipping & Trading Ltd (a)	2,193	24
Fair Isaac Corp	2,055	65	Golar LNG Ltd	1,776	45
JDA Software Group Inc (a)	13,579	411	Gulfmark Offshore Inc (a)	7,312	325
Mantech International Corp (a)	1,042	44	Heartland Express Inc	3,700	65
QLIK Technologies Inc (a)	250	6	Horizon Lines Inc	15,240	13
Quest Software Inc (a)	2,628	67	Knightsbridge Tankers Ltd	4,187	105
Schawk Inc	1,744	34	Marten Transport Ltd	2,500	56
SciQuest Inc (a)	2,500	36	Nordic American Tanker Shipping Ltd	2,069	51
Seachange International Inc (a)	1,124	11	Old Dominion Freight Line Inc (a)	313	11
Smith Micro Software Inc (a)	824	8	Overseas Shipholding Group Inc	1,130	36
SYNNEX Corp (a)	5,340	174	Pacer International Inc (a)	35,200	185
Take-Two Interactive Software Inc (a)	40,767	627	PHI Inc (a)	1,022	23
THQ Inc (a)	28,500	130	Quality Distribution Inc (a)	10,004	119
	$ 2,238		RailAmerica Inc (a)	1,784	30
Storage & Warehousing - 0.03%			Roadrunner Transportation Systems Inc (a)	323	5
Mobile Mini Inc (a)	1,617	39	Saia Inc (a)	1,229	20
			Ship Finance International Ltd	7,931	164
Telecommunications - 2.11%			Swift Transporation Co (a)	3,400	50
Anaren Inc (a)	1,022	21	USA Truck Inc (a)	609	8
Anixter International Inc	3,713	260	Werner Enterprises Inc	1,848	49
Arris Group Inc (a)	15,370	196			$ 2,788
Atlantic Tele-Network Inc	58	2	Trucking & Leasing - 0.39%
Black Box Corp	3,210	113	Aircastle Ltd	9,754	117
Cincinnati Bell Inc (a)	11,174	30	Amerco Inc (a)	3,031	294
Comtech Telecommunications Corp	903	25	Greenbrier Cos Inc (a)	953	27
Consolidated Communications Holdings Inc	15,752	295	TAL International Group Inc	570	21
EchoStar Holding Corp (a)	1,500	57			$ 459
EMS Technologies Inc (a)	1,140	22
General Communication Inc (a)	6,826	75	Water - 0.19%
Global Crossing Ltd (a)	927	13	American States Water Co	2,028	73
			California Water Service Group	2,379	88
Globecomm Systems Inc (a)	1,548	19	Pico Holdings Inc (a)	999	30
Harmonic Inc (a)	3,877	36
Hughes Communications Inc (a)	260	16	York Water Co	1,900	33
					$ 224
IDT Corp - Class B	7,395	199	TOTAL COMMON STOCKS		$ 114,157
Iridium Communications Inc (a)	2,659	21
Knology Inc (a)	258	3		Maturity
NeoPhotonics Corp (a)	1,500	17		Amount
Neutral Tandem Inc (a)	3,600	53	REPURCHASE AGREEMENTS - 1.90%	(000's)	Value (000's)
Oplink Communications Inc (a)	2,100	41	Banks - 1.90%
PAETEC Holding Corp (a)	3,115	10	Investment in Joint Trading Account; Credit Suisse $	399	$ 400
Plantronics Inc	8,600	315	Repurchase Agreement; 0.12% dated
Powerwave Technologies Inc (a)	8,775	40	03/31/11 maturing 04/01/11 (collateralized by
Preformed Line Products Co	150	10	US Treasury Notes; $407,479; 2.50% -
Premiere Global Services Inc (a)	39,949	304	3.13%; dated 06/30/17 - 05/15/19)
Shenandoah Telecommunications Co	113	2	Investment in Joint Trading Account; Deutsche	216	216
Sonus Networks Inc (a)	2,808	11	Bank Repurchase Agreement; 0.15% dated
Sycamore Networks Inc	819	20	03/31/11 maturing 04/01/11 (collateralized by
Symmetricom Inc (a)	11,160	68	Sovereign Agency Issues; $220,259; 0.80% -
Tekelec (a)	6,797	55	1.38%; dated 06/08/12 - 11/19/13)
Tessco Technologies Inc	201	2
USA Mobility Inc	5,636	82
ViaSat Inc (a)	927	37

See accompanying notes			147

Schedule of Investments
SmallCap Value Account I
March 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP Morgan $	378	$ 378
Repurchase Agreement; 0.07% dated
03/31/11 maturing 04/01/11 (collateralized by
US Treasury Notes; $385,452; 0.38% -
4.38%; dated 04/29/11 - 07/15/13)
Investment in Joint Trading Account; Merrill	918	917
Lynch Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $936,099; 0.00% -
8.63%; dated 06/27/11 - 09/15/60)
Investment in Joint Trading Account; Morgan	324	324
Stanley Repurchase Agreement; 0.05% dated
03/31/11 maturing 04/01/11 (collateralized by
Sovereign Agency Issues; $330,387; 1.30% -
2.00%; dated 05/25/12 - 11/10/16)
		$ 2,235
TOTAL REPURCHASE AGREEMENTS		$ 2,235
Total Investments		$ 116,392
Other Assets in Excess of Liabilities, Net - 1.29%		$ 1,519
TOTAL NET ASSETS - 100.00%		$ 117,911

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 25,529
Unrealized Depreciation		(3,485)
Net Unrealized Appreciation (Depreciation)		$ 22,044
Cost for federal income tax purposes		$ 94,348
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		34.88%
Consumer, Non-cyclical		13.49%
Industrial		13.19%
Consumer, Cyclical		10.39%
Energy		6.96%
Technology		5.76%
Utilities		5.28%
Basic Materials		5.23%
Communications		3.50%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		1.29%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	54	$ 4,340	$ 4,545	$ 205
					$ 205

All dollar amounts are shown in thousands (000's)

See accompanying notes

148

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified Balanced
Account, Diversified Growth Account, Diversified International Account, Equity Income Account,
Government & High Quality Bond Account, Income Account, International Emerging Markets Account,
LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap
Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term
Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I
“known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Management Corporation (the “Manager”) under procedures established and periodically reviewed by the
Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under
Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts.
Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date.
The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market
Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940.
Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. As of March 31, 2011, there are no significant transfers between Levels 1 and 2 or in/out of
Level 3.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds' securities carried at value (amounts shown
in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$ —	$ 8,651	$ —	$ 8,651
Common Stocks
Basic Materials	1,587	32	—	1,619
Communications	3,296	—	—	3,296
Consumer, Cyclical	2,474	—	—	2,474
Consumer, Non-cyclical	7,135	9	—	7,144
Diversified	200	13	—	213
Energy	4,574	42	—	4,616
Exchange Traded Funds	7	—	—	7
Financial	5,759	54	—	5,813
Industrial	3,711	—	—	3,711
Technology	3,547	—	—	3,547
Utilities	1,257	—	—	1,257
Municipal Bonds	—	197	—	197
Preferred Stocks
Basic Materials	—	6	—	6
Financial	—	5	—	5
Utilities	—	5	—	5
Repurchase Agreements	—	2,943	—	2,943
U.S. Government & Government Agency Obligations	—	17,307	—	17,307
Total investments in securities $	33,547	$ 29,264	$ —	$ 62,811
Assets
Equity Contracts**
Futures	$ 188	$ —	$ —	$ 188
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 120	$ —	$ 120

Interest Rate Contracts**
Futures	$ 34	$ —	$ —	$ 34

Liabilities
Equity Contracts**
Futures	$ (233)	$ —	$ —	$ (233)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (123)	$ —	$ (123)

Interest Rate Contracts**
Futures	$ (2)	$ —	$ —	$ (2)

Balanced Account
Bonds	$ —	$ 11,927	$ 353	$ 12,280
Common Stocks*	36,125	—	—	36,125
Convertible Bonds	—	5	—	5
Repurchase Agreements	—	169	—	169
Senior Floating Rate Interests	—	28	—	28
U.S. Government & Government Agency Obligations	—	10,076	—	10,076
Total investments in securities $	36,125	$ 22,205	$ 353	$ 58,683
Assets
Equity Contracts**
Futures	$ 6	$ —	$ —	$ 6

Bond & Mortgage Securities Account
Bonds	$ —	$ 199,208	$ 5,872	$ 205,080
Common Stocks*	—	—	—	—
Convertible Bonds	—	60	—	60
Repurchase Agreements	—	4,119	—	4,119
Senior Floating Rate Interests	—	6,149	—	6,149
U.S. Government & Government Agency Obligations	—	146,516	—	146,516
Total investments in securities $	—	$ 356,052	$ 5,872	$ 361,924
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 20	$ —	$ 20

Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (226)	$ —	$ (226)

Interest Rate Contracts**
Futures	$ (49)	$ —	$ —	$ (49)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Balanced Account
Investment Companies	$ 206,170		$ —	$ —	$ 206,170
	Total investments in securities $	206,170	$ —	$ —	$ 206,170

Diversified Growth Account
Investment Companies	$ 453,320		$ —	$ —	$ 453,320
	Total investments in securities $	453,320	$ —	$ —	$ 453,320

Diversified International Account
Common Stocks
Basic Materials	$ 69,221		$ 3,302	$ —	$ 72,523
Communications		43,349	2,669	—	46,018
Consumer, Cyclical		58,006	139	—	58,145
Consumer, Non-cyclical		70,802	1,320	—	72,122
Diversified		5,880	—	—	5,880
Energy		58,978	699	—	59,677
Financial		114,254	2,287	—	116,541
Industrial		64,662	—	—	64,662
Technology		23,374	—	—	23,374
Utilities		13,619	—	—	13,619
Repurchase Agreements	$ —		$ 2,669	$ —	$ 2,669
	Total investments in securities $	522,145	$ 13,085	$ —	$ 535,230

Equity Income Account
Bonds	$ —		$ 360	$ —	$ 360
Common Stocks*		563,991	—	—	563,991
Preferred Stocks		4,610	—	—	4,610
Repurchase Agreements		—	5,569	—	5,569
	Total investments in securities $	568,601	$ 5,929	$ —	$ 574,530

Government & High Quality Bond Account
Bonds	$ —		$ 150,836	$ 534	$ 151,370
Repurchase Agreements		—	8,373	—	8,373
U.S. Government & Government Agency Obligations		—	329,889	—	329,889
	Total investments in securities $	—	$ 489,098	$ 534	$ 489,632

Income Account
Bonds	$ —		$ 154,882	$ 1,823	$ 156,705
Common Stocks
Energy		—	—	—	—
Convertible Bonds		—	2,622	—	2,622
Repurchase Agreements		—	9,737	—	9,737
Senior Floating Rate Interests		—	1,264	—	1,264
U.S. Government & Government Agency Obligations		—	56,471	—	56,471
	Total investments in securities $	—	$ 224,976	$ 1,823	$ 226,799

International Emerging Markets Account
Bonds	$ —		$ —	$ 15	$ 15
Common Stocks
Basic Materials		22,836	5,674	—	28,510
Communications		16,569	—	—	16,569
Consumer, Cyclical		18,658	—	—	18,658
Consumer, Non-cyclical		14,061	—	—	14,061
Diversified		5,829	—	—	5,829
Energy		30,827	2,499	—	33,326
Financial		38,763	3,946	—	42,709
Industrial		11,069	—	—	11,069
Technology		19,293	—	—	19,293
Utilities		1,381	—	—	1,381
Repurchase Agreements		—	489	—	489
	Total investments in securities $	179,286	$ 12,608	$ 15	$ 191,909

LargeCap Blend Account II
Common Stocks*	$ 180,518		$ —	$ —	$ 180,518
Repurchase Agreements		—	2,750	—	2,750
	Total investments in securities $	180,518	$ 2,750	$ —	$ 183,268

Assets
Equity Contracts**
Futures	$ 160		$ —	$ —	$ 160

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account
Common Stocks*	$ 205,987		$ —	$ —	$ 205,987
Repurchase Agreements		—	3,219	—	3,219
	Total investments in securities $	205,987	$ 3,219	$ —	$ 209,206

LargeCap Growth Account I
Common Stocks*	$ 257,210		$ —	$ —	$ 257,210
Repurchase Agreements		—	3,940	—	3,940
	Total investments in securities $	257,210	$ 3,940	$ —	$ 261,150
Assets
Equity Contracts**
Futures	$ 156		$ —	$ —	$ 156

LargeCap S&P 500 Index Account
Common Stocks*	$ 424,985		$ —	$ —	$ 424,985
Repurchase Agreements		—	6,581	—	6,581
	Total investments in securities $	424,985	$ 6,581	$ —	$ 431,566
Assets
Equity Contracts**
Futures	$ 141		$ —	$ —	$ 141

LargeCap Value Account
Common Stocks*	$ 222,504		$ —	$ —	$ 222,504
Repurchase Agreements		—	30,588	—	30,588
	Total investments in securities $	222,504	$ 30,588	$ —	$ 253,092
Liabilities
Equity Contracts**
Futures	$ (6)		$ —	$ —	$ (6)

LargeCap Value Account III
Common Stocks*	$ 201,688		$ —	$ —	$ 201,688
Repurchase Agreements		—	2,156	—	2,156
	Total investments in securities $	201,688	$ 2,156	$ —	$ 203,844
Liabilities
Equity Contracts**
Futures	$ (27)		$ —	$ —	$ (27)

MidCap Blend Account
Common Stocks
Basic Materials	$ 28,427		$ —	$ —	$ 28,427
Communications		85,559	—	—	85,559
Consumer, Cyclical		60,134	—	—	60,134
Consumer, Non-cyclical		138,130	—	—	138,130
Diversified		9,534	—	—	9,534
Energy		62,478	—	—	62,478
Financial		131,683	—	1,152	132,835
Industrial		18,526	—	—	18,526
Technology		39,972	—	—	39,972
Utilities		21,521	—	—	21,521
Repurchase Agreements	$ —		$ 1,738	$ —	$ 1,738
	Total investments in securities $	595,964	$ 1,738	$ 1,152	$ 598,854

Money Market Account
Bonds	$ —		$ 16,232	$ —	$ 16,232
Commercial Paper		—	227,449	—	227,449
Investment Companies		8,780	—	—	8,780
Municipal Bonds		—	38,830	—	38,830
Repurchase Agreements		—	10,195	—	10,195
U.S. Government & Government Agency Obligations		—	1,600	—	1,600
	Total investments in securities $	8,780	$ 294,306	$ —	$ 303,086

Principal Capital Appreciation Account
Common Stocks*	$ 162,458		$ —	$ —	$ 162,458
Repurchase Agreements		—	2,925	—	2,925
	Total investments in securities $	162,458	$ 2,925	$ —	$ 165,383

Principal LifeTime 2010 Account
Investment Companies	$ 51,426		$ —	$ —	$ 51,426
	Total investments in securities $	51,426	$ —	$ —	$ 51,426

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2020 Account
Investment Companies	$ 209,492		$ —	$ —	$ 209,492
	Total investments in securities $	209,492	$ —	$ —	$ 209,492

Principal LifeTime 2030 Account
Investment Companies	$ 87,695		$ —	$ —	$ 87,695
	Total investments in securities $	87,695	$ —	$ —	$ 87,695

Principal LifeTime 2040 Account
Investment Companies	$ 23,518		$ —	$ —	$ 23,518
	Total investments in securities $	23,518	$ —	$ —	$ 23,518

Principal LifeTime 2050 Account
Investment Companies	$ 14,010		$ —	$ —	$ 14,010
	Total investments in securities $	14,010	$ —	$ —	$ 14,010

Principal LifeTime Strategic Income Account
Investment Companies	$ 28,936		$ —	$ —	$ 28,936
	Total investments in securities $	28,936	$ —	$ —	$ 28,936

Real Estate Securities Account
Common Stocks*	$ 148,097		$ —	$ —	$ 148,097
Convertible Preferred Stocks		1,561	—	—	1,561
Repurchase Agreements		—	264	—	264
	Total investments in securities $	149,658	$ 264	$ —	$ 149,922

SAM Balanced Portfolio
Investment Companies	$ 958,868		$ —	$ —	$ 958,868
	Total investments in securities $	958,868	$ —	$ —	$ 958,868

SAM Conservative Balanced Portfolio
Investment Companies	$ 202,665		$ —	$ —	$ 202,665
	Total investments in securities $	202,665	$ —	$ —	$ 202,665

SAM Conservative Growth Portfolio
Investment Companies	$ 235,417		$ —	$ —	$ 235,417
	Total investments in securities $	235,417	$ —	$ —	$ 235,417

SAM Flexible Income Portfolio
Investment Companies	$ 206,047		$ —	$ —	$ 206,047
	Total investments in securities $	206,047	$ —	$ —	$ 206,047

SAM Strategic Growth Portfolio
Investment Companies	$ 161,731		$ —	$ —	$ 161,731
	Total investments in securities $	161,731	$ —	$ —	$ 161,731

Short-Term Income Account
Bonds	$ —		$ 215,070	$ —	$ 215,070
Repurchase Agreements		—	623	—	623
U.S. Government & Government Agency Obligations		—	3,464	—	3,464
	Total investments in securities $	—	$ 219,157	$ —	$ 219,157
Liabilities
Interest Rate Contracts**
Futures	$ (11)		$ —	$ —	$ (11)

SmallCap Blend Account
Common Stocks*	$ 55,732		$ —	$ —	$ 55,732
Repurchase Agreements		—	1,006	—	1,006
	Total investments in securities $	55,732	$ 1,006	$ —	$ 56,738
Assets
Equity Contracts**
Futures	$ 25		$ —	$ —	$ 25

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks*	$ 59,967		$ —	$ —	$ 59,967
Repurchase Agreements		—	2,416	—	2,416
	Total investments in securities $	59,967	$ 2,416	$ —	$ 62,383
Assets
Equity Contracts**
Futures	$ 244		$ —	$ —	$ 244

SmallCap Value Account I
Common Stocks*	$ 114,157		$ —	$ —	$ 114,157
Repurchase Agreements		—	2,235	—	2,235
	Total investments in securities $	114,157	$ 2,235	$ —	$ 116,392
Assets
Equity Contracts**
Futures	$ 205		$ —	$ —	$ 205

Accrued
			Discounts/Premiums						Net Change in Unrealized
	Value		and Change in			Transfers	Transfers	Value	Appreciation/(Depreciation) on
	December 31,	Realized	Unrealized		Proceeds	into Level	Out of Level	March 31,	Investments Held at March 31,
Account	2010	Gain/(Loss)	Gain/(Loss)	Purchases	from Sales	3*	3*	2011	2011

Balanced Account
Bonds	$ 363	$ -	$ 13	$ 100	$ (20) $	-	$ (103)	$ 353	$ 53
Total	$ 363	$ -	$ 13	$ 100	$ (20)	$ -	$ (103)	$ 353	$ 53

Bond & Mortgage Securities Account
Bonds	$ 7,785	$ (559)	$ 777	$ 1,978	$ (826)	$ 22	$ (3,305)	$ 5,872	$ 190
Common Stocks
Technology	11	-	(11)	-	-	-	-	-	(11)
Senior Floating Rate	40	-	-	-	-	-	(40)	-
Total	$ 7,796	$ (559)	$ 766	$ 1,978	$ (826)	$ 22	$ (3,345)	$ 5,872	$ 179

Government & High Quality Bond Account
Bonds	$ 8,564	$ -	$ 3	$ -	$ (110)	$ -	$ (7,923)	$ 534	$ 3
Total	$ 8,564	$ -	$ 3	$ -	$ (110)	$ -	$ (7,923)	$ 534	$ 3

Income Account
Bonds	$ 1,847	$ -	$ 27	$ -	$ (51)	$ -	$ -	$ 1,823	$ 4
Total	$ 1,847	$ -	$ 27	$ -	$ (51)	$ -	$ -	$ 1,823	$ 4

International Emerging Markets Account
Bonds	$ -	$ -	$ -	$ 15	$ -	$ -	$ -	$ 15	$ -
Total	$ -	$ -	$ -	$ 15	$ -	$ -	$ -	$ 15	$ -

MidCap Blend Account
Common Stocks
Financial	$ -	$ -	$ 54	$ -	$ -	$ 1,098	$ -	$ 1,152	$ 54
Total	$ -	$ -	$ 54	$ -	$ -	$ 1,098	$ -	$ 1,152	$ 54

Short-Term Income Account
Bonds	$ 102	$ -	$ -	$ -	$ -	$ -	$ (102)	$ -	$ -
Total	$ 102	$ -	$ -	$ -	$ -	$ -	$ (102)	$ -	$ -

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Account’s schedules of investments as of March 31, 2011 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)
under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 05/23/2011

By /s/ Layne A. Rasmussen Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/23/2011